UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-5251

Fidelity Concord Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® International Index Fund
(formerly Spartan® International Index Fund)

May 31, 2016

SPI-QTLY-0716
1.816029.111

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Australia - 6.8%
AGL Energy Ltd.	814,498	$10,943,532
Alumina Ltd.	3,163,105	3,234,880
Amcor Ltd.	1,406,057	16,544,187
AMP Ltd.	3,575,364	14,574,292
APA Group unit	1,338,496	8,484,080
Aristocrat Leisure Ltd.	649,833	6,039,915
Asciano Ltd.	800,119	5,140,963
ASX Ltd.	231,143	7,435,778
Aurizon Holdings Ltd.	2,517,154	8,204,921
Australia & New Zealand Banking Group Ltd.	3,508,168	64,605,264
Bank of Queensland Ltd.	465,416	3,912,093
Bendigo & Adelaide Bank Ltd.	549,335	4,065,606
BHP Billiton Ltd.	3,866,127	52,134,176
Boral Ltd.	931,875	4,579,886
Brambles Ltd.	1,904,516	17,687,883
Caltex Australia Ltd.	322,291	7,621,660
Challenger Ltd.	685,097	4,738,622
Cimic Group Ltd.	121,634	3,287,870
Coca-Cola Amatil Ltd.	687,255	4,418,927
Cochlear Ltd.	68,568	5,980,106
Commonwealth Bank of Australia	2,060,111	115,289,029
Computershare Ltd.	567,153	4,402,432
Crown Ltd.	435,959	3,793,676
CSL Ltd. (a)	561,092	46,905,463
DEXUS Property Group unit	1,162,135	7,273,820
Dominos Pizza Enterprises Ltd.	55,000	2,737,669
DUET Group	2,804,457	4,763,265
Flight Centre Travel Group Ltd. (b)	66,233	1,513,168
Fortescue Metals Group Ltd. (b)	1,882,299	4,054,086
Goodman Group unit	2,156,321	11,080,800
Harvey Norman Holdings Ltd.	675,352	2,225,785
Healthscope Ltd.	2,074,261	4,497,516
Incitec Pivot Ltd.	2,025,770	5,051,232
Insurance Australia Group Ltd.	2,943,389	12,508,726
Lendlease Group unit	662,694	6,432,461
Macquarie Group Ltd.	369,499	19,994,438
Medibank Private Ltd.	3,327,078	7,694,866
Mirvac Group unit	4,444,526	6,247,887
National Australia Bank Ltd.	3,168,754	61,993,542
Newcrest Mining Ltd. (a)	923,377	12,726,760
Orica Ltd.	446,772	4,391,501
Origin Energy Ltd.	2,097,700	8,657,003
Platinum Asset Management Ltd.	284,042	1,350,817
Qantas Airways Ltd.	702,696	1,564,250
QBE Insurance Group Ltd.	1,650,155	14,836,560
Ramsay Health Care Ltd.	170,660	8,973,313
realestate.com.au Ltd.	62,752	2,539,371
Rio Tinto Ltd.	510,229	16,480,242
Santos Ltd.	2,012,749	6,589,856
Scentre Group unit	6,416,845	21,612,030
SEEK Ltd.	396,612	4,672,417
Sonic Healthcare Ltd.	477,233	7,382,250
South32 Ltd. (a)	6,413,507	7,231,165
SP AusNet	2,221,841	2,529,191
Stockland Corp. Ltd. unit	2,942,046	9,632,428
Suncorp Group Ltd.	1,552,271	14,562,312
Sydney Airport unit	1,317,681	6,742,666
Tabcorp Holdings Ltd.	991,113	3,166,165
Tatts Group Ltd.	1,748,349	4,978,660
Telstra Corp. Ltd.	5,156,250	20,832,139
The GPT Group unit	2,141,409	8,326,644
TPG Telecom Ltd.	353,057	3,143,718
Transurban Group unit	2,445,407	21,297,386
Treasury Wine Estates Ltd.	888,142	6,637,294
Vicinity Centers unit	4,052,484	9,548,321
Vocus Communications Ltd.	555,857	3,780,427
Wesfarmers Ltd.	1,357,645	39,867,697
Westfield Corp. unit (a)	2,372,356	18,380,730
Westpac Banking Corp.	4,009,782	88,664,092
Woodside Petroleum Ltd.	886,541	17,556,482
Woolworths Ltd.	1,554,117	24,846,026

TOTAL AUSTRALIA		1,005,594,415

Austria - 0.2%
Andritz AG	93,401	4,757,058
Erste Group Bank AG	336,998	9,017,808
IMMOEAST AG (a)(b)	321,410	4
OMV AG	175,386	4,888,338
Raiffeisen International Bank-Holding AG (a)(b)	141,328	1,890,914
Voestalpine AG	135,207	4,631,236

TOTAL AUSTRIA		25,185,358

Bailiwick of Jersey - 1.1%
Experian PLC	1,168,063	22,094,438
Glencore Xstrata PLC	14,739,491	27,987,152
Petrofac Ltd.	310,520	3,498,990
Randgold Resources Ltd.	112,408	9,444,201
Shire PLC	713,449	44,079,947
Wolseley PLC	308,188	18,045,710
WPP PLC	1,562,051	36,023,825

TOTAL BAILIWICK OF JERSEY		161,174,263

Belgium - 1.4%
Ageas	246,793	9,982,873
Anheuser-Busch InBev SA NV	969,773	122,575,390
Belgacom SA	183,310	5,955,628
Colruyt NV	85,058	5,053,764
Delhaize Group SA	124,636	13,067,463
Groupe Bruxelles Lambert SA	96,899	8,238,119
KBC Groep NV	300,761	17,806,286
Solvay SA Class A	88,913	9,022,329
Telenet Group Holding NV (a)	63,432	3,020,016
UCB SA	152,445	11,016,685
Umicore SA	115,978	5,845,644

TOTAL BELGIUM		211,584,197

Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	796,450	7,451,265
First Pacific Co. Ltd.	2,790,665	1,833,277
Hongkong Land Holdings Ltd.	1,151,300	6,953,852
Jardine Matheson Holdings Ltd.	296,700	16,911,900
Kerry Properties Ltd.	792,681	1,981,001
Li & Fung Ltd.	7,153,246	3,645,318
Noble Group Ltd. (a)	5,604,635	1,200,615
NWS Holdings Ltd.	1,866,041	2,944,074
Shangri-La Asia Ltd.	1,535,380	1,752,575
Yue Yuen Industrial (Holdings) Ltd.	895,000	3,374,642

TOTAL BERMUDA		48,048,519

Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	285,229	2,095,882
Cheung Kong Property Holdings Ltd.	3,259,425	20,406,142
CK Hutchison Holdings Ltd.	3,264,925	37,898,045
Melco Crown Entertainment Ltd. sponsored ADR (b)	203,597	2,946,049
MGM China Holdings Ltd.	1,118,800	1,609,650
Sands China Ltd.	2,934,800	11,254,646
WH Group Ltd.	7,053,000	5,427,654
Wynn Macau Ltd.	1,865,200	2,918,744

TOTAL CAYMAN ISLANDS		84,556,812

Denmark - 2.0%
A.P. Moller - Maersk A/S:
Series A	4,515	5,629,651
Series B	8,381	10,777,264
Carlsberg A/S Series B	128,664	12,414,660
Christian Hansen Holding A/S	119,264	7,559,375
Coloplast A/S Series B	143,333	10,841,596
Danske Bank A/S	850,572	24,544,907
DSV de Sammensluttede Vognmaend A/S	232,825	10,619,526
Genmab A/S (a)	64,880	11,724,541
ISS Holdings A/S	179,058	7,218,893
Novo Nordisk A/S Series B	2,233,871	125,015,402
Novozymes A/S Series B	281,916	13,411,116
Pandora A/S	137,081	20,373,386
TDC A/S	976,297	4,886,816
Tryg A/S	142,752	2,814,594
Vestas Wind Systems A/S	271,123	19,427,636
William Demant Holding A/S (a)	150,315	3,170,586

TOTAL DENMARK		290,429,949

Finland - 1.0%
Elisa Corp. (A Shares)	171,105	6,518,610
Fortum Corp.	530,336	7,954,256
Kone Oyj (B Shares) (b)	406,880	19,231,335
Metso Corp.	136,045	3,195,431
Neste Oyj	150,399	5,068,772
Nokia Corp.	6,965,211	39,813,251
Nokian Tyres PLC	137,585	4,857,354
Orion Oyj (B Shares)	124,122	4,453,865
Sampo Oyj (A Shares)	541,347	24,135,353
Stora Enso Oyj (R Shares)	667,430	5,721,856
UPM-Kymmene Corp.	643,073	12,371,257
Wartsila Corp.	179,091	7,422,644

TOTAL FINLAND		140,743,984

France - 9.2%
Accor SA	259,747	11,301,638
Aeroports de Paris	35,698	4,251,960
Air Liquide SA	125,567	13,510,289
Alstom SA (a)	184,823	4,641,370
Arkema SA	80,851	6,633,567
Atos Origin SA	105,598	9,759,020
AXA SA	2,374,322	59,660,874
BIC SA	34,607	4,618,732
BNP Paribas SA	1,275,882	70,646,897
Bollore Group (a)	4,760	16,895
Bollore Group	1,041,772	3,766,006
Bouygues SA	244,897	7,956,552
Bureau Veritas SA	319,445	6,866,917
Capgemini SA	197,105	18,794,771
Carrefour SA (b)	666,288	18,051,759
Casino Guichard Perrachon SA (b)	68,835	4,095,228
Christian Dior SA	65,539	10,686,715
CNP Assurances	209,840	3,560,547
Compagnie de St. Gobain	574,105	25,627,771
Credit Agricole SA	1,271,603	12,769,013
Danone SA	709,875	49,870,278
Dassault Systemes SA	153,947	12,257,450
Edenred SA	252,852	4,684,241
EDF SA (a)	200,740	2,674,657
EDF SA (b)	92,946	1,238,411
Eiffage SA	60,000	4,426,122
Engie	1,757,246	27,069,741
Essilor International SA	247,775	32,351,852
Eurazeo SA	51,153	3,330,119
Eutelsat Communications	207,192	4,131,137
Fonciere des Regions	35,268	3,151,832
Gecina SA	41,998	5,932,256
Groupe Eurotunnel SA	563,341	7,267,762
Hermes International SCA	31,752	11,480,114
ICADE	41,766	3,016,429
Iliad SA	31,742	6,955,828
Imerys SA	42,179	2,973,984
Ingenico SA	65,782	8,014,562
JCDecaux SA	89,759	3,704,691
Kering SA	91,135	14,718,407
Klepierre SA	265,210	12,130,982
L'Oreal SA	201,944	37,950,646
L'Oreal SA	101,537	19,081,502
Lagardere S.C.A. (Reg.)	140,806	3,333,107
Legrand SA	321,117	17,662,672
LVMH Moet Hennessy - Louis Vuitton SA	336,800	53,918,824
Michelin CGDE Series B	225,211	22,888,070
Natixis SA (b)	1,124,110	5,425,714
Numericable Group SA	131,404	4,084,283
Orange SA	2,392,483	41,629,675
Pernod Ricard SA	256,001	27,888,637
Peugeot Citroen SA (a)	534,180	8,407,157
Publicis Groupe SA	227,011	16,433,101
Remy Cointreau SA	29,252	2,429,326
Renault SA	231,961	21,767,429
Rexel SA	362,271	5,540,346
Safran SA	376,916	26,420,662
Sanofi SA	1,416,368	116,414,560
Schneider Electric SA	672,649	43,490,855
SCOR SE	185,282	6,199,138
Societe Generale Series A	899,067	37,099,239
Sodexo SA (a)	77,845	8,187,644
Sodexo SA	29,773	3,131,489
Sodexo SA (a)	6,851	720,580
Suez Environnement SA	356,051	5,983,999
Technip SA	132,549	7,264,182
Thales SA	127,134	11,013,737
Total SA	2,676,471	129,807,193
Unibail-Rodamco	118,712	31,951,339
Valeo SA	95,520	14,416,927
Veolia Environnement SA	541,533	12,159,191
VINCI SA	604,587	45,531,605
Vivendi SA	1,400,336	27,738,881
Wendel SA	35,512	4,099,414
Zodiac Aerospace	246,157	5,748,879

TOTAL FRANCE		1,344,417,379

Germany - 8.3%
adidas AG	222,918	28,537,602
Allianz SE	551,469	90,069,042
Axel Springer Verlag AG	53,760	3,057,797
BASF AG	1,106,195	85,527,747
Bayer AG	997,108	94,961,246
Bayerische Motoren Werke AG (BMW)	400,465	33,814,868
Beiersdorf AG	122,383	11,122,320
Brenntag AG	186,529	9,984,821
Commerzbank AG	1,285,737	11,015,430
Continental AG	132,605	28,446,282
Covestro AG	64,000	2,713,798
Daimler AG (Germany)	1,162,480	79,403,875
Deutsche Bank AG	1,662,550	29,699,121
Deutsche Boerse AG	233,176	20,431,158
Deutsche Lufthansa AG	276,821	3,879,322
Deutsche Post AG	1,167,261	34,046,809
Deutsche Telekom AG	3,889,864	68,686,268
Deutsche Wohnen AG (Bearer)	405,648	13,028,052
E.ON AG	2,408,838	23,691,353
Evonik Industries AG	168,819	4,977,666
Fraport AG Frankfurt Airport Services Worldwide	50,570	2,894,922
Fresenius Medical Care AG & Co. KGaA	263,497	22,884,102
Fresenius SE & Co. KGaA	490,664	37,030,927
GEA Group AG	221,299	10,259,104
Hannover Reuck SE	72,724	8,200,873
HeidelbergCement Finance AG	169,693	14,517,518
Henkel AG & Co. KGaA	132,065	13,849,295
Hochtief AG	22,000	2,783,183
Hugo Boss AG	80,139	4,924,675
Infineon Technologies AG	1,365,251	20,443,606
K&S AG (b)	231,356	5,709,537
Lanxess AG	109,520	5,232,558
Linde AG	223,734	33,513,689
MAN SE	43,192	4,577,484
Merck KGaA	156,056	15,618,532
Metro AG	214,394	7,044,248
Muenchener Rueckversicherungs AG	201,584	37,898,470
OSRAM Licht AG	107,157	5,702,687
ProSiebenSat.1 Media AG	264,752	13,310,431
RWE AG (a)	590,059	7,724,065
SAP AG	1,186,897	96,126,374
Schaeffler AG	162,000	2,613,615
Siemens AG	926,391	99,796,470
Symrise AG	149,265	9,365,234
Telefonica Deutschland Holding AG	833,096	3,725,389
Thyssenkrupp AG	440,850	9,704,775
TUI AG	319,268	4,887,693
TUI AG	277,478	4,211,158
United Internet AG	150,394	7,093,368
Volkswagen AG	42,795	6,622,960
Vonovia SE	563,039	19,298,265
Zalando SE (a)	105,708	3,098,594

TOTAL GERMANY		1,217,758,378

Hong Kong - 2.3%
AIA Group Ltd.	14,542,600	85,057,577
Bank of East Asia Ltd. (b)	1,473,940	5,434,274
BOC Hong Kong (Holdings) Ltd.	4,446,566	13,676,019
Cathay Pacific Airways Ltd.	1,428,327	2,235,107
CLP Holdings Ltd.	1,959,157	18,480,354
Galaxy Entertainment Group Ltd.	2,834,000	9,518,695
Hang Lung Properties Ltd.	2,677,423	5,113,143
Hang Seng Bank Ltd.	923,101	16,381,382
Henderson Land Development Co. Ltd.	1,395,048	8,464,629
HK Electric Investments & HK Electric Investments Ltd. unit	3,139,000	2,767,062
HKT Trust/HKT Ltd. unit	3,232,760	4,684,345
Hong Kong & China Gas Co. Ltd.	8,327,095	15,986,777
Hong Kong Exchanges and Clearing Ltd.	1,384,766	33,145,639
Hysan Development Co. Ltd.	764,677	3,296,552
Link (REIT)	2,713,308	16,672,838
MTR Corp. Ltd.	1,778,773	8,435,194
New World Development Co. Ltd.	6,670,060	6,300,324
PCCW Ltd.	5,066,452	3,305,590
Power Assets Holdings Ltd.	1,665,676	16,151,425
Sino Land Ltd.	3,707,610	5,677,774
SJM Holdings Ltd.	2,449,000	1,569,478
Sun Hung Kai Properties Ltd.	1,793,676	21,093,865
Swire Pacific Ltd. (A Shares)	712,384	7,682,370
Swire Properties Ltd.	1,426,000	3,899,559
Techtronic Industries Co. Ltd.	1,660,000	6,675,675
Wharf Holdings Ltd.	1,647,585	8,915,607
Wheelock and Co. Ltd.	1,098,000	4,945,469

TOTAL HONG KONG		335,566,723

Ireland - 0.6%
Bank of Ireland (a)	33,166,671	10,111,394
CRH PLC	1,001,017	30,442,227
DCC PLC (United Kingdom)	100,000	9,110,121
James Hardie Industries PLC CDI	535,859	8,164,117
Kerry Group PLC Class A	189,878	17,133,815
Paddy Power PLC (Ireland)	97,599	13,172,395
Ryanair Holdings PLC	250,317	3,927,762

TOTAL IRELAND		92,061,831

Isle of Man - 0.0%
Genting Singapore PLC	7,289,059	3,916,857
Israel - 0.7%
Azrieli Group	43,767	1,857,374
Bank Hapoalim BM (Reg.)	1,290,099	6,663,631
Bank Leumi le-Israel BM (a)	1,702,301	6,247,706
Bezeq The Israel Telecommunication Corp. Ltd.	2,335,679	4,516,523
Check Point Software Technologies Ltd. (a)(b)	150,261	12,767,677
Israel Chemicals Ltd.	617,300	2,539,571
Mizrahi Tefahot Bank Ltd.	175,325	2,064,200
NICE Systems Ltd.	60,837	3,901,569
NICE Systems Ltd. sponsored ADR (b)	8,696	556,457
Taro Pharmaceutical Industries Ltd. (a)(b)	13,628	1,991,323
Teva Pharmaceutical Industries Ltd.	1,001,216	52,001,107
Teva Pharmaceutical Industries Ltd. sponsored ADR	101,482	5,263,871

TOTAL ISRAEL		100,371,009

Italy - 1.8%
Assicurazioni Generali SpA	1,406,424	20,390,095
Atlantia SpA	497,516	13,418,323
Enel SpA	9,466,566	42,924,714
Eni SpA	3,045,285	46,443,627
EXOR SpA	132,623	5,030,422
Intesa Sanpaolo SpA	15,290,112	39,264,950
Intesa Sanpaolo SpA (Risparmio Shares)	1,140,218	2,765,687
Leonardo-Finmeccanica SpA (a)	488,024	5,777,519
Luxottica Group SpA	203,103	11,003,091
Mediobanca SpA	677,779	5,256,292
Poste Italiane SpA	540,000	4,133,717
Prysmian SpA	236,819	5,794,292
Saipem SpA	7,182,254	2,940,012
Snam Rete Gas SpA	2,697,957	15,444,682
Telecom Italia SpA (a)	13,823,222	13,091,972
Terna SpA	1,821,611	10,101,648
UniCredit SpA	5,841,162	18,691,610
Unione di Banche Italiane SCpA	1,085,211	4,032,916
Unipolsai SpA	1,330,562	2,660,368

TOTAL ITALY		269,165,937

Japan - 22.8%
ABC-MART, Inc.	34,200	2,203,953
ACOM Co. Ltd. (a)	475,500	2,603,623
AEON Co. Ltd.	789,000	11,925,956
AEON Financial Service Co. Ltd.	125,800	2,759,287
AEON MALL Co. Ltd.	137,740	1,805,465
Air Water, Inc.	193,000	3,000,528
Aisin Seiki Co. Ltd.	231,900	9,497,419
Ajinomoto Co., Inc.	680,366	16,312,013
Alfresa Holdings Corp.	213,400	4,467,222
All Nippon Airways Ltd.	1,371,000	3,989,733
Alps Electric Co. Ltd.	221,400	4,422,449
Amada Holdings Co. Ltd.	415,600	4,546,495
Aozora Bank Ltd.	1,364,000	4,615,438
Asahi Glass Co. Ltd.	1,136,677	6,844,470
Asahi Group Holdings	466,203	15,799,915
Asahi Kasei Corp.	1,518,727	10,112,594
Asics Corp.	190,900	4,308,484
Astellas Pharma, Inc.	2,550,600	34,657,628
Bandai Namco Holdings, Inc.	211,850	5,225,836
Bank of Kyoto Ltd.	415,000	2,719,169
Benesse Holdings, Inc.	81,900	1,803,753
Bridgestone Corp.	786,279	26,910,604
Brother Industries Ltd.	281,500	3,348,341
Calbee, Inc.	89,000	3,259,274
Canon, Inc.	1,289,644	37,225,542
Casio Computer Co. Ltd.	242,200	3,745,058
Central Japan Railway Co.	173,600	30,545,502
Chiba Bank Ltd.	849,674	4,426,641
Chubu Electric Power Co., Inc.	777,664	10,583,203
Chugai Pharmaceutical Co. Ltd.	269,425	9,402,146
Chugoku Electric Power Co., Inc.	357,400	4,457,837
Concordia Financial Group Ltd. (a)	1,416,484	6,538,289
Credit Saison Co. Ltd.	178,252	3,373,742
CYBERDYNE, Inc. (a)	120,000	2,772,814
Dai Nippon Printing Co. Ltd.	656,242	6,676,770
Dai-ichi Mutual Life Insurance Co.	1,296,500	16,883,684
Daicel Chemical Industries Ltd.	348,500	4,321,977
Daihatsu Motor Co. Ltd.	231,200	3,138,023
Daiichi Sankyo Kabushiki Kaisha	772,470	17,849,185
Daikin Industries Ltd.	282,894	24,035,576
Dainippon Sumitomo Pharma Co. Ltd.	193,300	2,813,293
Daito Trust Construction Co. Ltd.	86,363	12,513,069
Daiwa House Industry Co. Ltd.	723,784	20,871,518
Daiwa Securities Group, Inc.	2,007,985	11,620,861
DENSO Corp.	586,038	22,909,769
Dentsu, Inc.	261,400	13,129,194
Don Quijote Holdings Co. Ltd.	143,800	4,583,266
East Japan Railway Co.	402,700	36,535,936
Eisai Co. Ltd.	304,678	18,792,187
Electric Power Development Co. Ltd.	175,480	4,521,607
FamilyMart Co. Ltd.	69,800	3,650,820
Fanuc Corp.	235,672	35,893,503
Fast Retailing Co. Ltd.	64,100	17,164,732
Fuji Electric Co. Ltd.	690,153	2,773,062
Fuji Heavy Industries Ltd.	708,600	26,244,124
Fujifilm Holdings Corp.	560,005	22,572,425
Fujitsu Ltd.	2,258,075	9,056,265
Fukuoka Financial Group, Inc.	932,300	3,375,181
GungHo Online Entertainment, Inc. (b)	497,900	1,439,533
Hakuhodo DY Holdings, Inc.	277,800	3,461,722
Hamamatsu Photonics K.K.	172,400	4,660,586
Hankyu Hanshin Holdings, Inc.	1,378,000	9,418,320
Hikari Tsushin, Inc.	22,700	1,841,313
Hino Motors Ltd.	315,600	3,209,092
Hirose Electric Co. Ltd.	36,212	4,460,038
Hiroshima Bank Ltd.	593,000	2,220,226
Hisamitsu Pharmaceutical Co., Inc.	69,300	3,685,161
Hitachi Chemical Co. Ltd.	124,400	2,309,871
Hitachi Construction Machinery Co. Ltd.	131,800	2,023,708
Hitachi High-Technologies Corp.	81,200	2,346,419
Hitachi Ltd.	5,828,271	26,687,526
Hitachi Metals Ltd.	261,700	2,789,205
Hokuriku Electric Power Co., Inc.	204,400	2,542,945
Honda Motor Co. Ltd.	1,967,660	55,215,720
Hoshizaki Electric Co. Ltd.	54,500	5,186,928
Hoya Corp.	503,216	17,614,234
Hulic Co. Ltd.	363,800	3,582,407
Idemitsu Kosan Co. Ltd.	103,000	2,047,383
IHI Corp.	1,667,185	4,257,735
Iida Group Holdings Co. Ltd.	177,900	3,696,456
INPEX Corp.	1,131,600	9,222,875
Isetan Mitsukoshi Holdings Ltd.	431,487	4,184,376
Isuzu Motors Ltd.	718,500	8,590,317
Itochu Corp.	1,906,286	23,743,621
Iyo Bank Ltd.	294,900	1,948,641
J. Front Retailing Co. Ltd.	292,500	3,477,524
Japan Airlines Co. Ltd.	142,900	4,877,474
Japan Airport Terminal Co. Ltd. (b)	50,100	1,715,254
Japan Exchange Group, Inc.	663,200	8,949,571
Japan Post Bank Co. Ltd.	490,900	5,841,193
Japan Post Holdings Co. Ltd.	544,500	7,005,401
Japan Prime Realty Investment Corp.	1,000	4,272,317
Japan Real Estate Investment Corp.	1,583	9,251,845
Japan Retail Fund Investment Corp.	3,057	7,093,921
Japan Tobacco, Inc.	1,327,400	52,346,830
JFE Holdings, Inc.	594,975	7,930,224
JGC Corp.	250,117	3,844,432
Joyo Bank Ltd.	743,941	2,733,074
JSR Corp.	221,616	3,234,999
JTEKT Corp.	245,400	3,368,417
JX Holdings, Inc.	2,681,468	10,415,271
Kajima Corp.	1,021,317	6,919,696
Kakaku.com, Inc.	176,900	3,332,330
Kamigumi Co. Ltd.	282,663	2,568,591
Kaneka Corp.	333,559	2,633,446
Kansai Electric Power Co., Inc. (a)	847,336	8,172,652
Kansai Paint Co. Ltd.	276,600	5,561,488
Kao Corp.	607,950	33,247,637
Kawasaki Heavy Industries Ltd.	1,718,945	5,306,681
KDDI Corp.	2,230,100	64,696,728
Keihan Electric Railway Co., Ltd.	610,000	4,100,172
Keihin Electric Express Railway Co. Ltd.	562,061	5,299,847
Keio Corp.	694,410	5,920,801
Keisei Electric Railway Co.	333,000	4,445,046
Keyence Corp.	54,962	34,608,651
Kikkoman Corp.	178,849	6,380,839
Kintetsu Group Holdings Co. Ltd.	2,193,100	8,785,862
Kirin Holdings Co. Ltd.	994,156	16,640,927
Kobe Steel Ltd.	3,748,000	3,351,804
Koito Manufacturing Co. Ltd.	125,300	5,867,119
Komatsu Ltd.	1,113,645	19,118,236
Konami Holdings Corp.	115,600	4,361,968
Konica Minolta, Inc.	545,800	4,674,419
Kose Corp.	36,500	3,250,336
Kubota Corp.	1,354,164	19,710,230
Kuraray Co. Ltd.	422,886	5,579,932
Kurita Water Industries Ltd.	130,000	3,030,543
Kyocera Corp.	387,304	19,237,226
Kyowa Hakko Kirin Co., Ltd.	300,289	5,434,710
Kyushu Electric Power Co., Inc.	513,570	5,182,567
Kyushu Financial Group, Inc.	432,200	2,314,880
Lawson, Inc.	79,816	6,286,533
LIXIL Group Corp.	319,659	5,725,119
M3, Inc.	235,000	6,710,704
Mabuchi Motor Co. Ltd.	60,142	2,814,474
Makita Corp.	143,500	9,251,021
Marubeni Corp.	1,984,444	9,476,615
Marui Group Co. Ltd.	272,649	3,976,831
Maruichi Steel Tube Ltd.	57,400	1,904,964
Mazda Motor Corp.	647,200	10,985,982
McDonald's Holdings Co. (Japan) Ltd. (b)	80,200	2,106,647
Medipal Holdings Corp.	203,700	3,513,745
Meiji Holdings Co. Ltd.	147,158	13,177,252
Minebea Mitsumi, Inc.	383,000	3,041,436
Miraca Holdings, Inc.	66,000	2,772,188
Mitsubishi Chemical Holdings Corp.	1,627,375	8,224,404
Mitsubishi Corp.	1,799,802	31,707,195
Mitsubishi Electric Corp.	2,333,106	27,926,644
Mitsubishi Estate Co. Ltd.	1,508,723	28,898,666
Mitsubishi Gas Chemical Co., Inc.	474,867	2,676,347
Mitsubishi Heavy Industries Ltd.	3,669,256	14,772,580
Mitsubishi Logistics Corp.	144,000	2,013,122
Mitsubishi Materials Corp.	1,325,937	3,799,310
Mitsubishi Motors Corp. of Japan	777,800	4,037,373
Mitsubishi Tanabe Pharma Corp.	271,000	4,530,721
Mitsubishi UFJ Financial Group, Inc.	15,381,230	75,991,307
Mitsubishi UFJ Lease & Finance Co. Ltd.	594,200	2,538,411
Mitsui & Co. Ltd.	2,059,623	24,671,080
Mitsui Chemicals, Inc.	984,683	3,673,284
Mitsui Fudosan Co. Ltd.	1,134,677	27,635,578
Mitsui OSK Lines Ltd.	1,392,285	3,143,957
mixi, Inc.	52,200	2,002,284
Mizuho Financial Group, Inc.	28,527,800	44,606,468
MS&AD Insurance Group Holdings, Inc.	612,684	17,318,144
Murata Manufacturing Co. Ltd.	244,254	28,203,094
Nabtesco Corp.	148,100	3,753,294
Nagoya Railroad Co. Ltd.	1,047,000	5,248,971
NEC Corp.	3,142,951	7,352,292
New Hampshire Foods Ltd.	207,740	4,826,083
Nexon Co. Ltd.	185,400	3,030,543
NGK Insulators Ltd.	318,309	6,946,375
NGK Spark Plug Co. Ltd.	212,300	4,074,461
NHK Spring Co. Ltd.	190,100	1,622,619
Nidec Corp.	274,284	21,011,231
Nikon Corp. (b)	413,038	5,774,726
Nintendo Co. Ltd.	131,496	19,314,818
Nippon Building Fund, Inc.	1,708	10,134,299
Nippon Electric Glass Co. Ltd.	473,000	2,263,695
Nippon Express Co. Ltd.	992,546	4,250,155
Nippon Paint Holdings Co. Ltd.	175,300	4,951,703
Nippon Prologis REIT, Inc.	1,868	4,048,810
Nippon Steel & Sumitomo Metal Corp.	914,463	18,755,944
Nippon Telegraph & Telephone Corp.	834,100	36,504,522
Nippon Yusen KK	1,963,578	3,695,244
Nissan Motor Co. Ltd.	2,997,348	30,104,444
Nisshin Seifun Group, Inc.	260,323	4,405,228
Nissin Food Holdings Co. Ltd.	78,323	3,912,409
Nitori Holdings Co. Ltd.	90,200	9,109,842
Nitto Denko Corp.	198,294	12,992,716
NKSJ Holdings, Inc.	400,303	11,197,794
NOK Corp.	114,600	2,036,119
Nomura Holdings, Inc.	4,386,747	18,825,389
Nomura Real Estate Holdings, Inc.	149,300	2,664,200
Nomura Real Estate Master Fund, Inc.	4,295	6,769,176
Nomura Research Institute Ltd.	150,050	5,634,677
NSK Ltd.	562,076	4,947,140
NTT Data Corp.	152,700	7,845,651
NTT DOCOMO, Inc.	1,726,300	43,129,176
NTT Urban Development Co.	139,700	1,389,135
Obayashi Corp.	784,304	8,214,370
OBIC Co. Ltd.	78,500	4,243,070
Odakyu Electric Railway Co. Ltd.	755,000	8,161,909
Oji Holdings Corp.	968,352	3,960,346
Olympus Corp.	349,129	14,677,002
OMRON Corp.	237,060	7,578,533
Ono Pharmaceutical Co. Ltd.	498,100	22,002,576
Oracle Corp. Japan	46,600	2,464,611
Oriental Land Co. Ltd.	248,424	16,283,257
ORIX Corp.	1,596,780	22,016,625
Osaka Gas Co. Ltd.	2,254,525	8,418,369
Otsuka Corp.	63,500	2,994,244
Otsuka Holdings Co. Ltd.	470,000	19,100,879
Panasonic Corp.	2,664,773	24,649,387
Park24 Co. Ltd.	113,400	3,226,601
Pola Orbis Holdings, Inc.	21,500	1,851,065
Rakuten, Inc.	1,120,000	11,911,775
Recruit Holdings Co. Ltd.	284,300	9,624,412
Resona Holdings, Inc.	2,653,400	10,014,691
Ricoh Co. Ltd.	859,070	7,442,096
Rinnai Corp.	44,700	3,873,033
ROHM Co. Ltd.	115,944	4,908,849
Ryohin Keikaku Co. Ltd.	28,900	6,616,073
Sankyo Co. Ltd. (Gunma)	60,700	2,253,179
Santen Pharmaceutical Co. Ltd.	451,000	6,593,259
SBI Holdings, Inc. Japan	256,660	2,655,564
Secom Co. Ltd.	253,667	19,759,422
Sega Sammy Holdings, Inc.	222,100	2,694,266
Seibu Holdings, Inc.	146,300	2,740,170
Seiko Epson Corp.	337,800	6,021,575
Sekisui Chemical Co. Ltd.	503,993	6,530,841
Sekisui House Ltd.	729,967	12,979,290
Seven & i Holdings Co. Ltd.	909,600	38,699,071
Seven Bank Ltd.	723,600	2,648,419
Shikoku Electric Power Co., Inc.	214,500	2,541,414
Shimadzu Corp.	307,000	4,638,389
Shimamura Co. Ltd.	26,300	3,398,994
SHIMANO, Inc.	95,100	14,711,024
SHIMIZU Corp.	707,416	6,298,177
Shin-Etsu Chemical Co. Ltd.	495,062	28,708,571
Shinsei Bank Ltd.	2,121,000	3,380,103
Shionogi & Co. Ltd.	361,191	20,192,935
Shiseido Co. Ltd.	436,150	11,391,174
Shizuoka Bank Ltd.	641,274	4,759,648
Showa Shell Sekiyu K.K.	221,300	2,230,767
SMC Corp.	65,071	16,437,401
SoftBank Corp.	1,158,830	64,563,198
Sohgo Security Services Co., Ltd.	73,700	3,608,237
Sony Corp.	1,524,285	42,382,855
Sony Financial Holdings, Inc.	208,800	2,526,797
Stanley Electric Co. Ltd.	172,025	3,614,312
Start Today Co. Ltd.	67,400	3,058,384
Sumitomo Chemical Co. Ltd.	1,788,334	8,129,919
Sumitomo Corp.	1,352,242	13,784,398
Sumitomo Electric Industries Ltd.	906,806	12,725,620
Sumitomo Heavy Industries Ltd.	672,822	3,242,564
Sumitomo Metal Mining Co. Ltd.	598,065	6,127,271
Sumitomo Mitsui Financial Group, Inc.	1,616,100	52,215,277
Sumitomo Mitsui Trust Holdings, Inc.	3,998,722	13,794,636
Sumitomo Realty & Development Co. Ltd.	429,000	11,900,246
Sumitomo Rubber Industries Ltd.	206,000	3,006,517
Sundrug Co. Ltd.	39,000	3,205,745
Suntory Beverage & Food Ltd.	168,400	7,877,757
Suzuken Co. Ltd.	94,116	3,018,834
Suzuki Motor Corp.	439,800	11,206,366
Sysmex Corp.	183,600	13,306,752
T&D Holdings, Inc.	697,600	6,894,755
Taiheiyo Cement Corp.	1,416,000	3,708,792
Taisei Corp.	1,268,594	9,364,836
Taisho Pharmaceutical Holdings Co. Ltd.	38,557	3,578,760
Taiyo Nippon Sanso Corp.	187,200	1,671,544
Takashimaya Co. Ltd.	339,000	2,384,027
Takeda Pharmaceutical Co. Ltd.	844,142	36,328,588
TDK Corp.	147,625	8,552,707
Teijin Ltd.	1,114,341	3,894,692
Terumo Corp.	410,824	17,159,135
The Chugoku Bank Ltd.	197,900	2,232,872
The Hachijuni Bank Ltd.	501,000	2,200,953
The Suruga Bank Ltd.	214,900	4,774,736
THK Co. Ltd.	147,200	2,764,180
Tobu Railway Co. Ltd.	1,228,297	6,210,891
Toho Co. Ltd.	139,654	3,792,262
Toho Gas Co. Ltd.	491,000	3,623,509
Tohoku Electric Power Co., Inc.	545,890	7,010,344
Tokio Marine Holdings, Inc.	821,900	28,210,635
Tokyo Electric Power Co., Inc. (a)	1,746,918	8,168,936
Tokyo Electron Ltd.	206,918	15,233,083
Tokyo Gas Co. Ltd.	2,730,395	10,977,539
Tokyo Tatemono Co. Ltd.	251,700	3,190,013
Tokyu Corp.	1,349,954	11,517,359
Tokyu Fudosan Holdings Corp.	616,700	4,042,464
TonenGeneral Sekiyu K.K.	339,856	3,212,825
Toppan Printing Co. Ltd.	639,013	5,741,101
Toray Industries, Inc.	1,765,883	15,184,746
Toshiba Corp. (a)(b)	4,844,880	11,874,328
Toto Ltd.	171,492	6,461,164
Toyo Seikan Group Holdings Ltd.	195,500	4,098,480
Toyo Suisan Kaisha Ltd.	108,500	4,180,037
Toyoda Gosei Co. Ltd.	78,800	1,534,794
Toyota Industries Corp.	196,786	8,457,408
Toyota Motor Corp.	3,187,951	164,850,777
Toyota Tsusho Corp.	255,600	5,994,496
Trend Micro, Inc.	127,700	4,605,343
Tsuruha Holdings, Inc.	36,700	3,800,848
Unicharm Corp.	446,940	8,682,769
United Urban Investment Corp.	3,286	5,178,125
USS Co. Ltd.	265,900	4,181,481
West Japan Railway Co.	199,100	12,373,975
Yahoo! Japan Corp.	1,722,800	7,691,055
Yakult Honsha Co. Ltd.	105,966	5,163,564
Yamada Denki Co. Ltd.	824,050	3,866,729
Yamaguchi Financial Group, Inc.	238,000	2,311,207
Yamaha Corp.	202,043	6,072,521
Yamaha Motor Co. Ltd.	315,700	5,532,127
Yamato Holdings Co. Ltd.	409,632	8,274,304
Yamazaki Baking Co. Ltd.	135,000	3,298,713
Yaskawa Electric Corp.	293,000	3,680,290
Yokogawa Electric Corp.	275,900	3,162,821
Yokohama Rubber Co. Ltd.	122,100	1,859,989

TOTAL JAPAN		3,341,859,020

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (b)	2,350,869	11,522,236
Millicom International Cellular SA (depository receipt)	79,303	4,620,506
RTL Group SA (b)	47,043	4,219,320
SES SA (France) (depositary receipt)	392,822	8,798,288
Tenaris SA	564,411	7,469,988

TOTAL LUXEMBOURG		36,630,338

Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	64
Mauritius - 0.0%
Golden Agri-Resources Ltd.	8,512,580	2,410,795
Netherlands - 3.7%
ABN AMRO Group NV GDR	240,000	4,888,094
AEGON NV	2,195,020	11,274,080
AerCap Holdings NV (a)(b)	176,527	6,900,440
Airbus Group NV	713,681	44,409,501
Akzo Nobel NV	303,032	20,547,566
Altice NV:
Class A (a)(b)	446,224	7,690,648
Class B (a)	133,273	2,304,368
ASML Holding NV (Netherlands)	422,795	42,173,244
CNH Industrial NV	1,141,650	8,053,429
Ferrari NV	152,924	6,482,749
Fiat Chrysler Automobiles NV	1,083,770	7,735,571
Gemalto NV	97,152	5,937,723
Heineken Holding NV	120,922	9,921,265
Heineken NV (Bearer)	278,279	25,844,577
ING Groep NV (Certificaten Van Aandelen)	4,669,109	57,777,369
Koninklijke Ahold NV	1,008,770	22,364,300
Koninklijke Boskalis Westminster NV	106,849	3,869,724
Koninklijke DSM NV	221,824	13,204,436
Koninklijke KPN NV	3,862,009	15,385,509
Koninklijke Philips Electronics NV	1,150,947	31,009,284
Mobileye NV (a)(b)	206,812	7,852,652
NN Group NV	381,582	12,743,385
NXP Semiconductors NV (a)	342,929	32,403,361
OCI NV (a)	100,457	1,445,231
QIAGEN NV (Germany) (a)	265,306	5,688,364
Randstad Holding NV	154,172	8,327,384
RELX NV	1,203,949	20,842,318
STMicroelectronics NV	776,199	4,666,200
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,965,369	88,244,556
Vopak NV	84,241	4,389,411
Wolters Kluwer NV	364,480	14,528,423

TOTAL NETHERLANDS		548,905,162

New Zealand - 0.2%
Auckland International Airport Ltd.	1,159,370	4,894,842
Contact Energy Ltd.	887,837	3,237,830
Fletcher Building Ltd.	824,619	4,993,538
Meridian Energy Ltd.	1,537,120	2,787,241
Mighty River Power Ltd.	843,575	1,695,166
Ryman Healthcare Group Ltd.	444,436	2,886,772
Spark New Zealand Ltd.	2,228,662	5,579,277

TOTAL NEW ZEALAND		26,074,666

Norway - 0.6%
DNB ASA	1,176,347	15,088,222
Gjensidige Forsikring ASA	245,515	4,234,940
Marine Harvest ASA	370,000	6,183,143
Norsk Hydro ASA	1,619,980	6,458,154
Orkla ASA	990,598	8,963,604
Schibsted ASA:
(A Shares)	92,204	2,865,669
(B Shares)	106,343	3,152,561
Statoil ASA	1,335,101	21,105,671
Telenor ASA	908,456	15,098,111
Yara International ASA	215,611	7,775,872

TOTAL NORWAY		90,925,947

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	1,641,309	8,054,679
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)	2,598,658	29
Energias de Portugal SA	2,788,621	9,292,764
Galp Energia SGPS SA Class B	541,680	7,099,809
Jeronimo Martins SGPS SA	302,390	4,898,774

TOTAL PORTUGAL		21,291,376

Singapore - 1.2%
Ascendas Real Estate Investment Trust	2,571,983	4,276,989
CapitaCommercial Trust (REIT)	2,481,400	2,504,645
CapitaLand Ltd.	3,074,437	6,675,308
CapitaMall Trust	2,983,700	4,398,309
City Developments Ltd.	494,000	2,937,957
ComfortDelgro Corp. Ltd.	2,590,284	5,153,858
DBS Group Holdings Ltd.	2,125,245	23,920,774
Global Logistic Properties Ltd.	3,806,100	5,002,571
Hutchison Port Holdings Trust	6,729,900	2,893,857
Jardine Cycle & Carriage Ltd.	143,130	3,513,030
Keppel Corp. Ltd.	1,747,500	6,827,064
Oversea-Chinese Banking Corp. Ltd.	3,730,880	23,353,559
Sembcorp Industries Ltd.	1,175,030	2,380,607
Sembcorp Marine Ltd.	983,700	1,107,207
Singapore Airlines Ltd.	649,425	5,036,569
Singapore Exchange Ltd.	962,900	5,418,978
Singapore Press Holdings Ltd.	1,923,321	5,391,053
Singapore Technologies Engineering Ltd.	1,902,361	4,462,004
Singapore Telecommunications Ltd.	9,618,227	27,029,655
StarHub Ltd.	747,200	1,915,341
Suntec (REIT)	2,897,400	3,503,138
United Overseas Bank Ltd.	1,561,489	20,659,596
UOL Group Ltd.	582,529	2,402,705
Wilmar International Ltd.	2,308,400	5,565,237
Yangzijiang Shipbuilding Holdings Ltd.	2,309,200	1,534,324

TOTAL SINGAPORE		177,864,335

Spain - 3.1%
Abertis Infraestructuras SA	622,813	9,535,307
Abertis Infraestructuras SA rights 6/13/16 (a)	622,813	477,458
ACS Actividades de Construccion y Servicios SA	232,320	7,664,254
Aena SA (a)	80,978	10,933,656
Amadeus IT Holding SA Class A	529,368	24,523,069
Banco Bilbao Vizcaya Argentaria SA	7,852,766	51,996,049
Banco de Sabadell SA	6,342,741	10,839,937
Banco Popular Espanol SA (b)	2,068,942	3,406,972
Banco Popular Espanol SA rights 6/11/16 (a)	2,068,942	515,650
Banco Santander SA (Spain)	17,414,956	83,098,054
Bankia SA	5,562,570	4,833,760
Bankinter SA	809,961	6,160,624
CaixaBank SA	3,207,740	8,769,259
Distribuidora Internacional de Alimentacion SA (b)	732,258	4,379,264
Enagas SA	257,326	7,713,293
Endesa SA	379,100	7,794,968
Ferrovial SA	577,601	12,229,967
Ferrovial SA rights 6/10/16 (a)	577,601	206,296
Gas Natural SDG SA	420,349	8,320,406
Grifols SA	363,136	8,228,341
Iberdrola SA	6,617,272	44,883,066
Inditex SA	1,317,781	44,520,460
International Consolidated Airlines Group SA	232,466	1,817,039
International Consolidated Airlines Group SA CDI	761,807	5,908,510
MAPFRE SA (Reg.)	1,288,225	3,265,157
Red Electrica Corporacion SA	129,570	11,539,052
Repsol YPF SA	1,315,460	16,941,709
Telefonica SA	5,437,877	56,819,812
Zardoya Otis SA (b)	214,431	2,223,628

TOTAL SPAIN		459,545,017

Sweden - 2.8%
Alfa Laval AB (b)	354,287	5,355,918
ASSA ABLOY AB (B Shares)	1,207,565	25,069,148
Atlas Copco AB:
(A Shares)	809,479	20,913,009
(B Shares)	469,507	11,195,423
Boliden AB	330,618	5,850,278
Electrolux AB (B Shares)	290,923	7,805,519
Getinge AB (B Shares)	241,779	5,159,436
H&M Hennes & Mauritz AB (B Shares) (b)	1,146,177	35,176,717
Hakon Invest AB (b)	96,552	3,399,608
Hexagon AB (B Shares)	311,806	12,107,628
Husqvarna AB (B Shares)	509,691	4,045,094
Industrivarden AB (C Shares)	198,911	3,362,340
Investor AB (B Shares)	549,315	19,110,961
Kinnevik AB (a)	284,888	611,351
Kinnevik AB (B Shares)	284,888	6,933,202
Lundin Petroleum AB (a)	257,889	4,625,174
Nordea Bank AB	3,670,264	35,618,679
Sandvik AB	1,280,486	12,518,793
Securitas AB (B Shares)	375,115	5,913,626
Skandinaviska Enskilda Banken AB (A Shares)	1,830,112	17,541,220
Skanska AB (B Shares)	456,884	10,034,485
SKF AB (B Shares)	480,330	8,453,361
Svenska Cellulosa AB (SCA) (B Shares)	730,883	23,394,985
Svenska Handelsbanken AB (A Shares)	1,810,381	23,187,268
Swedbank AB (A Shares)	1,094,174	24,083,673
Swedish Match Co. AB	237,582	8,106,102
Tele2 AB (B Shares)	384,518	3,374,360
Telefonaktiebolaget LM Ericsson (B Shares)	3,666,259	28,300,922
TeliaSonera AB	3,142,022	14,731,064
Volvo AB (B Shares)	1,857,978	20,681,695

TOTAL SWEDEN		406,661,039

Switzerland - 9.0%
ABB Ltd. (Reg.)	2,359,854	49,137,777
Actelion Ltd.	123,590	20,279,204
Adecco SA (Reg.)	200,348	12,143,830
Aryzta AG	105,703	4,206,852
Baloise Holdings AG	61,216	7,562,701
Barry Callebaut AG	2,668	3,153,823
Coca-Cola HBC AG	240,514	4,678,320
Compagnie Financiere Richemont SA Series A	630,712	37,175,822
Credit Suisse Group AG	2,163,724	29,793,423
Dufry AG (a)	48,701	6,540,828
Ems-Chemie Holding AG	10,036	4,975,090
Galenica AG	4,710	6,221,559
Geberit AG (Reg.)	45,697	17,469,678
Givaudan SA	11,128	21,326,801
Julius Baer Group Ltd.	270,298	12,053,234
Kuehne & Nagel International AG	64,509	9,072,795
Lafargeholcim Ltd. (Reg.)	547,930	24,640,313
Lindt & Spruengli AG	123	9,095,070
Lindt & Spruengli AG (participation certificate)	1,193	7,351,232
Lonza Group AG	63,797	11,013,647
Nestle SA	3,845,582	284,187,300
Novartis AG	2,744,951	218,148,078
Pargesa Holding SA	36,983	2,442,589
Partners Group Holding AG	20,129	8,484,961
Roche Holding AG (participation certificate)	847,610	222,629,904
Schindler Holding AG:
(participation certificate)	52,125	9,654,137
(Reg.)	25,564	4,711,594
SGS SA (Reg.)	6,636	14,159,915
Sika AG	2,590	11,204,225
Sonova Holding AG Class B	64,150	8,564,090
Swatch Group AG (Bearer)	37,375	10,994,916
Swatch Group AG (Bearer) (Reg.)	58,922	3,417,357
Swiss Life Holding AG	38,644	10,018,671
Swiss Prime Site AG	80,035	6,860,143
Swiss Re Ltd.	380,133	34,158,974
Swisscom AG	31,217	14,873,613
Syngenta AG (Switzerland)	112,191	44,116,127
UBS Group AG	4,413,917	68,207,007
Zurich Insurance Group AG	181,152	43,842,756

TOTAL SWITZERLAND		1,318,568,356

United Kingdom - 18.1%
3i Group PLC	1,175,613	9,560,655
Aberdeen Asset Management PLC	1,103,582	4,461,059
Admiral Group PLC	255,555	7,284,219
Aggreko PLC	305,843	4,978,957
Anglo American PLC (United Kingdom)	1,689,541	14,684,727
Antofagasta PLC (b)	469,984	2,920,209
ARM Holdings PLC	1,692,170	24,238,369
Ashtead Group PLC	605,270	8,556,034
Associated British Foods PLC	429,908	18,331,029
AstraZeneca PLC (United Kingdom)	1,524,188	88,954,266
Auto Trader Group PLC	1,140,062	6,489,251
Aviva PLC	4,886,488	31,795,311
Babcock International Group PLC	309,720	4,651,805
BAE Systems PLC	3,826,501	26,763,323
Barclays PLC	20,224,782	53,226,810
Barratt Developments PLC	1,209,624	10,371,597
Berkeley Group Holdings PLC	157,337	7,463,039
BHP Billiton PLC	2,542,731	29,968,140
BP PLC	22,429,238	115,677,425
British American Tobacco PLC (United Kingdom)	2,248,467	136,779,400
British Land Co. PLC	1,180,230	12,649,457
BT Group PLC	10,214,987	65,333,357
Bunzl PLC	402,345	11,911,132
Burberry Group PLC	538,427	8,375,382
Capita Group PLC	803,912	12,388,641
Carnival PLC	226,539	11,185,194
Carphone Warehouse Group PLC	1,186,658	7,562,263
Centrica PLC	6,105,106	18,020,669
Cobham PLC	1,366,173	3,225,276
Compass Group PLC	1,985,804	36,973,262
Croda International PLC	156,923	6,682,015
Diageo PLC	3,035,648	82,372,937
Direct Line Insurance Group PLC	1,667,444	9,063,655
easyJet PLC	186,957	4,151,045
Fresnillo PLC	265,890	3,885,677
G4S PLC (United Kingdom)	1,869,498	5,060,668
GKN PLC	2,063,345	8,206,856
GlaxoSmithKline PLC	5,869,179	122,659,010
Hammerson PLC	966,366	8,103,894
Hargreaves Lansdown PLC	315,063	6,155,777
Hikma Pharmaceuticals PLC	150,000	4,992,462
HSBC Holdings PLC (United Kingdom)	23,626,887	152,711,566
ICAP PLC	665,775	4,165,669
IMI PLC	323,004	4,701,620
Imperial Tobacco Group PLC	1,156,840	63,015,901
Inmarsat PLC	547,765	5,708,192
InterContinental Hotel Group PLC	236,069	9,098,239
Intertek Group PLC	194,636	8,843,236
Intu Properties PLC	1,128,674	4,899,241
Investec PLC	667,217	4,530,313
ITV PLC	4,608,065	14,298,443
J Sainsbury PLC	1,617,100	6,288,610
Johnson Matthey PLC	233,246	9,742,782
Kingfisher PLC	2,763,833	14,670,269
Land Securities Group PLC	957,743	16,174,135
Legal & General Group PLC	7,160,278	24,827,189
Lloyds Banking Group PLC	75,883,734	78,991,058
London Stock Exchange Group PLC	378,703	15,001,324
Marks & Spencer Group PLC	1,966,914	10,815,776
Mediclinic International PLC	442,876	5,558,073
Meggitt PLC	935,336	5,256,212
Merlin Entertainments PLC	855,845	5,238,394
Mondi PLC	439,862	8,575,018
National Grid PLC	4,504,185	65,667,470
Next PLC	175,593	13,835,015
Old Mutual PLC	5,934,795	15,308,871
Pearson PLC	992,653	12,035,209
Persimmon PLC	368,798	11,227,803
Provident Financial PLC	177,375	7,480,959
Prudential PLC	3,101,745	61,840,005
Reckitt Benckiser Group PLC	768,599	76,521,198
RELX PLC	1,339,027	24,242,247
Rexam PLC	840,110	7,647,420
Rio Tinto PLC	1,493,826	41,629,533
Rolls-Royce Group PLC	2,221,401	19,918,962
Royal Bank of Scotland Group PLC (a)	4,177,241	14,913,514
Royal Dutch Shell PLC:
Class A (Netherlands)	150,407	3,655,262
Class A (United Kingdom)	4,733,775	113,649,959
Class B (United Kingdom)	4,672,925	112,180,268
Royal Mail PLC	1,077,339	8,441,569
RSA Insurance Group PLC	1,227,971	8,714,806
SABMiller PLC	1,169,648	72,751,393
Sage Group PLC	1,306,114	11,596,184
Schroders PLC	150,738	5,916,509
Scottish & Southern Energy PLC	1,216,225	26,952,254
Segro PLC	919,146	5,829,522
Severn Trent PLC	286,500	9,510,706
SKY PLC	1,248,895	17,428,145
Smith & Nephew PLC	1,080,631	18,335,900
Smiths Group PLC	473,033	7,687,017
St. James's Place Capital PLC	635,206	8,533,006
Standard Chartered PLC (United Kingdom)	3,945,508	30,246,724
Standard Life PLC	2,370,020	11,640,009
Tate & Lyle PLC	562,648	5,121,717
Taylor Wimpey PLC	3,920,797	11,664,022
Tesco PLC (a)	9,806,120	23,347,131
The Weir Group PLC	253,742	4,406,412
Travis Perkins PLC	297,194	8,277,379
Unilever PLC	1,547,273	70,477,840
United Utilities Group PLC	824,065	11,577,285
Vodafone Group PLC	31,938,822	106,666,895
Vodafone Group PLC sponsored ADR	9,027	306,828
Whitbread PLC	219,255	13,375,542
William Hill PLC	1,067,717	4,812,408
WM Morrison Supermarkets PLC	2,659,460	7,634,325
Worldpay Group PLC (a)	1,678,159	6,735,086

TOTAL UNITED KINGDOM		2,648,965,823

TOTAL COMMON STOCKS
(Cost $15,068,317,702)		14,418,332,228

Nonconvertible Preferred Stocks - 0.8%
France - 0.2%
Air Liquide SA (a)	288,912	31,030,335
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	65,466	4,814,773
Fuchs Petrolub AG	84,880	3,455,151
Henkel AG & Co. KGaA	209,203	24,382,628
Porsche Automobil Holding SE (Germany)	183,842	10,123,269
Volkswagen AG	223,431	33,399,478

TOTAL GERMANY		76,175,299

Italy - 0.1%
Telecom Italia SpA (Risparmio Shares)	7,320,761	5,648,866
United Kingdom - 0.0%
Rolls-Royce Group PLC	157,719,471	228,433
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $104,078,833)		113,082,933
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.47% to 0.62% 9/1/16 to 4/27/17(c)
(Cost $12,946,905)	13,000,000	12,947,718
	Shares	Value

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 0.40% (d)	66,449,210	66,449,210
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(e)	105,096,086	105,096,086
TOTAL MONEY MARKET FUNDS
(Cost $171,545,296)		171,545,296
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $15,356,888,736)		14,715,908,175
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(43,111,009)
NET ASSETS - 100%		$14,672,797,166

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
36 ASX SPI 200 Index Contracts (Australia)	June 2016	3,500,856	$183,715
9 CME Nikkei 225 Contracts (Japan)	June 2016	693,683	43,948
71 COMEX Gold 100 oz. Contracts (United States)	June 2016	8,828,916	125,358
5 Eurex Dax Index Contracts (Germany)	June 2016	1,427,460	36,535
288 Eurex Euro Stoxx 50 Index Contracts (Germany)	June 2016	9,783,131	175,706
26 Euronext CAC 40 10 Index Contracts (France)	June 2016	1,296,015	63,221
11 HKFE Hang Seng Index Contracts (Hong Kong)	June 2016	1,449,114	31,239
1,731 ICE E-mini MSCI EAFE Index Contracts (United States)	June 2016	143,716,275	418,576
102 ICE FTSE 100 Index Contracts (United Kingdom)	June 2016	9,188,173	200,622
78 OMX Stockholm 30 Index Contracts (Sweden)	June 2016	1,277,581	34,507
35 SGX MSCI Singapore Index Contracts (Singapore)	June 2016	789,285	8,313
TOTAL FUTURES CONTRACTS			$1,321,740

The face value of futures purchased as a percentage of Net Assets is 1.2%

Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
6/10/16	JPY	Goldman Sachs Bank USA	Buy	500,000,000	$4,418,390	$98,314
6/10/16	JPY	Goldman Sachs Bank USA	Buy	555,000,000	4,901,221	112,321
6/10/16	JPY	Goldman Sachs Bank USA	Sell	90,000,000	825,334	12,327
6/17/16	AUD	Goldman Sachs Bank USA	Buy	500,000	372,293	(11,135)
6/17/16	AUD	Goldman Sachs Bank USA	Buy	4,600,000	3,421,365	(98,717)
6/17/16	AUD	Goldman Sachs Bank USA	Sell	400,000	311,924	22,998
6/17/16	EUR	Goldman Sachs Bank USA	Buy	500,000	575,117	(18,470)
6/17/16	EUR	Goldman Sachs Bank USA	Buy	5,000,000	5,569,445	(2,982)
6/17/16	EUR	Goldman Sachs Bank USA	Buy	5,800,000	6,463,085	(5,988)
6/17/16	EUR	Goldman Sachs Bank USA	Sell	600,000	682,722	14,747
6/17/16	GBP	Goldman Sachs Bank USA	Buy	500,000	725,025	(764)
6/17/16	GBP	Goldman Sachs Bank USA	Buy	3,000,000	4,299,720	45,847
6/17/16	GBP	Goldman Sachs Bank USA	Buy	3,500,000	4,969,913	99,916
6/17/16	GBP	Goldman Sachs Bank USA	Sell	600,000	863,964	(5,150)
6/17/16	SEK	Goldman Sachs Bank USA	Buy	6,000,000	721,396	(1,602)
6/17/16	SEK	Goldman Sachs Bank USA	Buy	6,400,000	772,127	(4,347)
6/17/16	SEK	Goldman Sachs Bank USA	Sell	1,500,000	185,842	5,894
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$263,209

*Contract Amount is stated in U.S. Dollars unless otherwise noted

Currency Abbreviations

AUD – Australian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

SEK – Swedish krona

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,134,655.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$53,916
Fidelity Securities Lending Cash Central Fund	1,915,033
Total	$1,968,949

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,838,394,696	$787,810,155	$1,050,584,541	$--
Consumer Staples	1,839,771,640	579,892,841	1,259,878,799	--
Energy	682,314,591	97,931,895	584,382,696	--
Financials	3,466,037,045	1,749,494,866	1,716,542,082	97
Health Care	1,702,852,554	220,665,065	1,482,187,489	--
Industrials	1,940,679,575	907,531,088	1,033,148,487	--
Information Technology	784,347,546	183,386,573	600,960,973	--
Materials	979,518,533	410,669,065	568,849,468	--
Telecommunication Services	747,782,221	266,952,014	480,830,207	--
Utilities	549,716,760	298,293,270	251,423,490	--
Government Obligations	12,947,718	--	12,947,718	--
Money Market Funds	171,545,296	171,545,296	--	--
Total Investments in Securities:	$14,715,908,175	$5,674,172,128	$9,041,735,950	$97
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$412,364	$--	$412,364	$--
Futures Contracts	1,321,740	1,321,740	--	--
Total Assets	$1,734,104	$1,321,740	$412,364	$--
Liabilities
Forward Foreign Currency Contracts	$(149,155)	$--	$(149,155)	$--
Total Liabilities	$(149,155)	$--	$(149,155)	$--
Total Derivative Instruments:	$1,584,949	$1,321,740	$263,209	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$661,726,244
Level 2 to Level 1	$779,014,996

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $15,428,068,150. Net unrealized depreciation aggregated $712,159,975, of which $2,603,807,777 related to appreciated investment securities and $3,315,967,752 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® 500 Index Fund
(formerly Spartan® 500 Index Fund)

May 31, 2016

UEI-QTLY-0716
1.816023.111

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.3%
BorgWarner, Inc.	1,142,408	$38,876
Delphi Automotive PLC	1,450,140	98,552
Johnson Controls, Inc.	3,387,086	149,540
The Goodyear Tire & Rubber Co.	1,395,316	39,027
		325,995
Automobiles - 0.6%
Ford Motor Co.	20,370,852	274,803
General Motors Co.	7,343,805	229,714
Harley-Davidson, Inc.	961,551	44,606
		549,123
Distributors - 0.1%
Genuine Parts Co.	781,235	75,717
LKQ Corp. (a)	1,600,054	52,914
		128,631
Diversified Consumer Services - 0.0%
H&R Block, Inc. (b)	1,232,860	26,334
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp. unit	2,354,640	112,411
Chipotle Mexican Grill, Inc. (a)(b)	156,982	69,380
Darden Restaurants, Inc. (b)	603,042	40,904
Marriott International, Inc. Class A (b)	993,349	65,601
McDonald's Corp.	4,710,980	575,022
Royal Caribbean Cruises Ltd.	886,065	68,573
Starbucks Corp.	7,723,204	423,927
Starwood Hotels & Resorts Worldwide, Inc.	881,787	64,750
Wyndham Worldwide Corp.	587,865	39,616
Wynn Resorts Ltd. (b)	425,322	40,907
Yum! Brands, Inc.	2,135,556	175,308
		1,676,399
Household Durables - 0.5%
D.R. Horton, Inc.	1,719,547	52,549
Garmin Ltd. (b)	614,614	26,133
Harman International Industries, Inc.	371,724	29,084
Leggett & Platt, Inc.	709,019	35,635
Lennar Corp. Class A (b)	941,102	42,886
Mohawk Industries, Inc. (a)	332,331	65,366
Newell Brands, Inc.	2,386,605	113,817
PulteGroup, Inc.	1,660,140	31,144
Whirlpool Corp.	403,549	70,468
		467,082
Internet & Catalog Retail - 2.2%
Amazon.com, Inc. (a)	2,017,357	1,458,125
Expedia, Inc.	619,125	68,871
Netflix, Inc. (a)	2,236,755	229,424
Priceline Group, Inc. (a)	259,253	327,781
TripAdvisor, Inc. (a)	595,241	40,322
		2,124,523
Leisure Products - 0.1%
Hasbro, Inc.	586,857	51,227
Mattel, Inc.	1,776,562	56,637
		107,864
Media - 2.8%
Cablevision Systems Corp. - NY Group Class A	1,162,696	40,322
CBS Corp. Class B	2,204,016	121,662
Comcast Corp. Class A	12,712,402	804,695
Discovery Communications, Inc.:
Class A (a)(b)	784,250	21,841
Class C (non-vtg.) (a)(b)	1,243,500	33,288
Interpublic Group of Companies, Inc.	2,101,165	50,218
News Corp.:
Class A	1,985,446	23,746
Class B	563,265	6,951
Omnicom Group, Inc. (b)	1,251,884	104,319
Scripps Networks Interactive, Inc. Class A	495,673	31,892
Tegna, Inc.	1,148,056	26,359
The Walt Disney Co.	7,843,091	778,191
Time Warner, Inc.	4,128,626	312,372
Twenty-First Century Fox, Inc.:
Class A	5,849,210	168,925
Class B	2,253,066	65,880
Viacom, Inc. Class B (non-vtg.)	1,810,264	80,321
		2,670,982
Multiline Retail - 0.6%
Dollar General Corp.	1,520,161	136,662
Dollar Tree, Inc. (a)	1,226,830	111,077
Kohl's Corp.	991,827	35,745
Macy's, Inc.	1,621,345	53,845
Nordstrom, Inc. (b)	670,847	25,479
Target Corp.	3,146,689	216,429
		579,237
Specialty Retail - 2.6%
Advance Auto Parts, Inc.	383,114	58,938
AutoNation, Inc. (a)(b)	386,578	19,499
AutoZone, Inc. (a)(b)	157,839	120,305
Bed Bath & Beyond, Inc. (b)	854,755	38,250
Best Buy Co., Inc.	1,472,066	47,356
CarMax, Inc. (a)(b)	1,022,702	54,878
Foot Locker, Inc. (b)	717,205	40,106
Gap, Inc. (b)	1,182,385	21,271
Home Depot, Inc.	6,624,791	875,267
L Brands, Inc.	1,330,840	91,229
Lowe's Companies, Inc.	4,781,505	383,142
O'Reilly Automotive, Inc. (a)(b)	507,821	134,283
Ross Stores, Inc.	2,116,187	113,004
Signet Jewelers Ltd. (b)	415,563	41,128
Staples, Inc.	3,374,139	29,692
Tiffany & Co., Inc. (b)	582,829	36,112
TJX Companies, Inc.	3,498,348	266,294
Tractor Supply Co.	698,803	67,155
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	332,502	77,476
Urban Outfitters, Inc. (a)	453,628	12,942
		2,528,327
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	1,450,986	57,198
Hanesbrands, Inc.	2,046,517	55,399
Michael Kors Holdings Ltd. (a)(b)	937,543	40,052
NIKE, Inc. Class B	7,053,332	389,485
PVH Corp.	428,174	40,163
Ralph Lauren Corp.	303,751	28,653
Under Armour, Inc. (a)	949,138	33,191
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	949,138	35,811
VF Corp.	1,774,336	110,577
		790,529

TOTAL CONSUMER DISCRETIONARY		11,975,026

CONSUMER STAPLES - 10.0%
Beverages - 2.3%
Brown-Forman Corp. Class B (non-vtg.)	525,125	51,499
Constellation Brands, Inc. Class A (sub. vtg.)	919,025	140,749
Dr. Pepper Snapple Group, Inc.	978,920	89,473
Molson Coors Brewing Co. Class B	960,515	95,264
Monster Beverage Corp.	784,603	117,690
PepsiCo, Inc.	7,552,411	764,077
The Coca-Cola Co.	20,359,810	908,048
		2,166,800
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	2,297,874	341,855
CVS Health Corp.	5,739,713	553,595
Kroger Co.	5,093,016	182,126
Sysco Corp.	2,743,593	131,994
Wal-Mart Stores, Inc.	8,197,788	580,239
Walgreens Boots Alliance, Inc.	4,509,239	349,015
Whole Foods Market, Inc. (b)	1,696,148	54,870
		2,193,694
Food Products - 1.7%
Archer Daniels Midland Co.	3,110,647	133,042
Campbell Soup Co.	939,566	56,910
ConAgra Foods, Inc.	2,268,368	103,664
General Mills, Inc.	3,100,280	194,636
Hormel Foods Corp.	1,412,124	48,591
Kellogg Co.	1,317,688	97,996
McCormick & Co., Inc. (non-vtg.)	602,818	58,516
Mead Johnson Nutrition Co. Class A	974,240	80,160
Mondelez International, Inc.	8,197,422	364,703
The Hershey Co.	749,424	69,584
The J.M. Smucker Co.	625,360	80,765
The Kraft Heinz Co.	3,106,804	258,455
Tyson Foods, Inc. Class A	1,531,442	97,675
		1,644,697
Household Products - 1.9%
Church & Dwight Co., Inc.	677,826	66,752
Clorox Co.	676,367	86,940
Colgate-Palmolive Co.	4,664,641	328,437
Kimberly-Clark Corp.	1,885,735	239,564
Procter & Gamble Co.	13,859,894	1,123,206
		1,844,899
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	1,159,537	106,422
Tobacco - 1.7%
Altria Group, Inc.	10,230,369	651,061
Philip Morris International, Inc.	8,095,476	798,862
Reynolds American, Inc.	4,325,627	214,984
		1,664,907

TOTAL CONSUMER STAPLES		9,621,419

ENERGY - 7.1%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	2,287,826	106,109
Diamond Offshore Drilling, Inc. (b)	336,834	8,697
FMC Technologies, Inc. (a)	1,185,604	32,284
Halliburton Co.	4,484,913	189,174
Helmerich & Payne, Inc. (b)	564,368	34,511
National Oilwell Varco, Inc.	1,963,593	64,700
Schlumberger Ltd.	7,265,026	554,321
Transocean Ltd. (United States) (b)	1,788,376	17,508
		1,007,304
Oil, Gas & Consumable Fuels - 6.0%
Anadarko Petroleum Corp.	2,656,638	137,773
Apache Corp.	1,976,642	112,945
Cabot Oil & Gas Corp.	2,393,406	57,370
Chesapeake Energy Corp. (b)	2,703,562	11,598
Chevron Corp.	9,839,658	993,805
Cimarex Energy Co.	495,443	57,610
Columbia Pipeline Group, Inc.	2,089,205	53,358
Concho Resources, Inc. (a)(b)	674,757	81,875
ConocoPhillips Co.	6,459,270	282,851
Devon Energy Corp.	2,666,363	96,229
EOG Resources, Inc.	2,873,188	233,763
EQT Corp.	889,093	65,126
Exxon Mobil Corp.	21,698,524	1,931,603
Hess Corp.	1,383,613	82,920
Kinder Morgan, Inc.	9,561,264	172,868
Marathon Oil Corp.	4,408,079	57,614
Marathon Petroleum Corp.	2,765,258	96,314
Murphy Oil Corp. (b)	844,958	26,118
Newfield Exploration Co. (a)	1,035,263	42,208
Noble Energy, Inc.	2,240,743	80,107
Occidental Petroleum Corp.	3,991,158	301,093
ONEOK, Inc. (b)	1,097,217	47,455
Phillips 66 Co.	2,452,863	197,112
Pioneer Natural Resources Co.	853,084	136,766
Range Resources Corp. (b)	886,101	37,739
Southwestern Energy Co. (a)(b)	2,036,028	27,833
Spectra Energy Corp.	3,508,648	111,786
Tesoro Corp.	623,353	48,671
The Williams Companies, Inc.	3,566,437	79,032
Valero Energy Corp.	2,457,846	134,444
		5,795,986

TOTAL ENERGY		6,803,290

FINANCIALS - 16.4%
Banks - 5.6%
Bank of America Corp.	53,952,341	797,955
BB&T Corp.	4,242,447	154,298
Citigroup, Inc.	15,404,189	717,373
Citizens Financial Group, Inc.	2,757,865	64,948
Comerica, Inc.	913,753	43,038
Fifth Third Bancorp	4,092,452	77,225
Huntington Bancshares, Inc.	4,154,078	43,410
JPMorgan Chase & Co.	19,177,462	1,251,713
KeyCorp	4,366,115	55,974
M&T Bank Corp.	831,285	99,339
Peoples United Financial, Inc.	1,622,077	25,759
PNC Financial Services Group, Inc.	2,618,318	234,968
Regions Financial Corp.	6,729,011	66,146
SunTrust Banks, Inc.	2,638,670	115,627
U.S. Bancorp	8,532,973	365,382
Wells Fargo & Co.	24,138,908	1,224,325
Zions Bancorporation	1,068,567	29,941
		5,367,421
Capital Markets - 1.9%
Affiliated Managers Group, Inc. (a)	282,114	48,952
Ameriprise Financial, Inc.	882,888	89,763
Bank of New York Mellon Corp.	5,621,156	236,426
BlackRock, Inc. Class A	659,591	239,992
Charles Schwab Corp.	6,278,865	192,008
E*TRADE Financial Corp. (a)	1,477,180	41,199
Franklin Resources, Inc.	1,950,876	72,865
Goldman Sachs Group, Inc.	2,052,340	327,307
Invesco Ltd.	2,175,811	68,320
Legg Mason, Inc.	562,785	19,416
Morgan Stanley	7,982,284	218,475
Northern Trust Corp.	1,124,674	83,338
State Street Corp.	2,090,125	131,803
T. Rowe Price Group, Inc.	1,296,757	99,928
		1,869,792
Consumer Finance - 0.8%
American Express Co.	4,281,638	281,561
Capital One Financial Corp.	2,755,606	201,821
Discover Financial Services	2,164,238	122,950
Navient Corp.	1,791,249	24,558
Synchrony Financial (a)	4,356,832	135,933
		766,823
Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc. Class B (a)	9,789,461	1,375,811
Broadcom Ltd.	1,937,463	299,067
CME Group, Inc.	1,768,238	173,093
IntercontinentalExchange, Inc.	621,201	168,420
Leucadia National Corp.	1,741,331	31,518
McGraw Hill Financial, Inc.	1,386,216	154,993
Moody's Corp.	885,982	87,393
The NASDAQ OMX Group, Inc.	599,431	39,568
		2,329,863
Insurance - 2.7%
AFLAC, Inc.	2,194,543	152,433
Allstate Corp.	1,976,652	133,444
American International Group, Inc.	6,005,970	347,626
Aon PLC	1,411,202	154,202
Arthur J. Gallagher & Co.	925,082	44,709
Assurant, Inc.	338,465	29,578
Chubb Ltd.	2,407,960	304,872
Cincinnati Financial Corp.	772,821	53,402
Hartford Financial Services Group, Inc.	2,072,666	93,622
Lincoln National Corp.	1,259,022	57,726
Loews Corp.	1,399,321	56,645
Marsh & McLennan Companies, Inc.	2,723,458	179,939
MetLife, Inc.	5,730,183	261,010
Pricoa Global Funding I	2,330,388	184,683
Principal Financial Group, Inc.	1,417,108	63,146
Progressive Corp.	3,053,165	101,670
The Travelers Companies, Inc.	1,541,282	175,922
Torchmark Corp.	589,266	36,316
Unum Group	1,248,049	46,078
Willis Group Holdings PLC	721,961	92,425
XL Group PLC Class A	1,524,656	52,372
		2,621,820
Real Estate Investment Trusts - 3.0%
American Tower Corp.	2,214,905	234,293
Apartment Investment & Management Co. Class A	818,248	34,898
AvalonBay Communities, Inc.	715,854	128,768
Boston Properties, Inc.	802,532	100,822
Crown Castle International Corp.	1,743,984	158,371
Digital Realty Trust, Inc.	764,626	72,984
Equinix, Inc.	360,009	130,323
Equity Residential (SBI)	1,907,899	132,046
Essex Property Trust, Inc.	341,785	77,664
Extra Space Storage, Inc.	653,419	60,748
Federal Realty Investment Trust (SBI)	364,031	55,766
General Growth Properties, Inc.	3,042,999	81,765
HCP, Inc.	2,432,446	79,955
Host Hotels & Resorts, Inc. (b)	3,930,719	60,533
Iron Mountain, Inc. (b)	1,259,917	46,289
Kimco Realty Corp.	2,161,675	60,916
Prologis, Inc.	2,741,990	130,327
Public Storage	769,544	195,241
Realty Income Corp.	1,308,452	78,625
Simon Property Group, Inc.	1,616,711	319,527
SL Green Realty Corp.	522,795	52,991
The Macerich Co.	662,423	50,556
UDR, Inc.	1,395,795	50,290
Ventas, Inc.	1,755,995	116,475
Vornado Realty Trust	926,212	88,472
Welltower, Inc.	1,855,643	127,872
Weyerhaeuser Co.	3,903,524	122,961
		2,849,478
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	1,519,402	45,354

TOTAL FINANCIALS		15,850,551

HEALTH CARE - 14.6%
Biotechnology - 3.3%
AbbVie, Inc.	8,418,861	529,799
Alexion Pharmaceuticals, Inc. (a)	1,177,165	177,634
Amgen, Inc.	3,929,743	620,703
Baxalta, Inc.	3,559,545	160,998
Biogen, Inc. (a)	1,142,586	331,041
Celgene Corp. (a)	4,084,270	430,972
Gilead Sciences, Inc.	7,141,893	621,773
Regeneron Pharmaceuticals, Inc. (a)	407,967	162,750
Vertex Pharmaceuticals, Inc. (a)	1,287,420	119,923
		3,155,593
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	7,697,821	305,065
Baxter International, Inc. (b)	2,862,681	123,553
Becton, Dickinson & Co.	1,106,763	184,221
Boston Scientific Corp. (a)	7,045,228	159,997
C.R. Bard, Inc.	385,274	84,390
Dentsply Sirona, Inc.	1,260,678	78,364
Edwards Lifesciences Corp. (a)	1,121,292	110,447
Hologic, Inc. (a)	1,290,187	44,395
Intuitive Surgical, Inc. (a)	195,314	123,968
Medtronic PLC	7,347,290	591,310
St. Jude Medical, Inc.	1,481,924	116,124
Stryker Corp.	1,637,045	181,974
Varian Medical Systems, Inc. (a)(b)	499,011	41,313
Zimmer Biomet Holdings, Inc. (b)	935,033	114,177
		2,259,298
Health Care Providers & Services - 2.7%
Aetna, Inc.	1,826,691	206,836
AmerisourceBergen Corp.	1,001,185	75,069
Anthem, Inc.	1,365,589	180,476
Cardinal Health, Inc. (b)	1,720,779	135,856
Centene Corp. (a)	887,968	55,365
Cigna Corp.	1,336,401	171,206
DaVita HealthCare Partners, Inc. (a)	865,828	66,946
Express Scripts Holding Co. (a)(b)	3,306,453	249,803
HCA Holdings, Inc. (a)	1,597,088	124,605
Henry Schein, Inc. (a)	428,154	74,383
Humana, Inc.	774,896	133,677
Laboratory Corp. of America Holdings (a)	531,393	67,992
McKesson Corp.	1,194,388	218,740
Patterson Companies, Inc. (b)	436,405	21,301
Quest Diagnostics, Inc. (b)	745,928	57,563
UnitedHealth Group, Inc.	4,967,355	663,986
Universal Health Services, Inc. Class B	472,271	63,690
		2,567,494
Health Care Technology - 0.1%
Cerner Corp. (a)	1,581,191	87,930
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	1,712,628	78,592
Illumina, Inc. (a)	768,089	111,242
PerkinElmer, Inc.	573,658	31,408
Thermo Fisher Scientific, Inc.	2,070,505	314,241
Waters Corp. (a)	424,558	58,398
		593,881
Pharmaceuticals - 5.6%
Allergan PLC (a)	2,062,274	486,181
Bristol-Myers Squibb Co.	8,723,072	625,444
Eli Lilly & Co.	5,085,901	381,595
Endo International PLC (a)	1,068,148	16,887
Johnson & Johnson	14,417,897	1,624,753
Mallinckrodt PLC (a)	584,766	37,051
Merck & Co., Inc.	14,500,975	815,825
Mylan N.V.	2,153,666	93,340
Perrigo Co. PLC	764,964	73,314
Pfizer, Inc.	31,602,071	1,096,592
Zoetis, Inc. Class A	2,389,889	113,329
		5,364,311

TOTAL HEALTH CARE		14,028,507

INDUSTRIALS - 9.9%
Aerospace & Defense - 2.5%
General Dynamics Corp.	1,528,298	216,820
Honeywell International, Inc.	4,019,781	457,572
L-3 Communications Holdings, Inc.	406,611	55,791
Lockheed Martin Corp.	1,372,729	324,280
Northrop Grumman Corp.	945,443	201,067
Raytheon Co.	1,562,291	202,582
Rockwell Collins, Inc.	685,169	60,569
Textron, Inc.	1,416,898	53,927
The Boeing Co.	3,253,944	410,485
United Technologies Corp.	4,064,502	408,808
		2,391,901
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	748,456	56,119
Expeditors International of Washington, Inc.	951,499	46,195
FedEx Corp.	1,339,306	220,945
United Parcel Service, Inc. Class B	3,606,257	371,769
		695,028
Airlines - 0.5%
Alaska Air Group, Inc.	651,414	43,254
American Airlines Group, Inc.	3,150,823	100,543
Delta Air Lines, Inc.	4,067,783	176,786
Southwest Airlines Co.	3,333,973	141,627
United Continental Holdings, Inc. (a)	1,759,971	79,357
		541,567
Building Products - 0.1%
Allegion PLC	502,116	33,963
Masco Corp.	1,744,823	56,951
		90,914
Commercial Services & Supplies - 0.4%
Cintas Corp.	457,640	43,384
Pitney Bowes, Inc.	1,000,925	18,647
Republic Services, Inc.	1,243,363	60,030
Stericycle, Inc. (a)(b)	444,055	43,513
Tyco International Ltd.	2,218,671	94,560
Waste Management, Inc.	2,165,571	131,992
		392,126
Construction & Engineering - 0.1%
Fluor Corp.	725,859	38,311
Jacobs Engineering Group, Inc. (a)(b)	640,267	32,455
Quanta Services, Inc. (a)	789,176	18,964
		89,730
Electrical Equipment - 0.5%
Acuity Brands, Inc. (b)	228,719	59,247
AMETEK, Inc.	1,230,707	58,852
Eaton Corp. PLC	2,397,794	147,776
Emerson Electric Co.	3,360,337	174,805
Rockwell Automation, Inc.	686,697	79,691
		520,371
Industrial Conglomerates - 2.5%
3M Co.	3,161,378	532,123
Danaher Corp.	3,123,688	307,246
General Electric Co.	48,753,253	1,473,811
Roper Technologies, Inc.	528,073	90,343
		2,403,523
Machinery - 1.3%
Caterpillar, Inc. (b)	3,042,684	220,625
Cummins, Inc.	847,084	96,966
Deere & Co. (b)	1,565,225	128,802
Dover Corp.	809,936	54,063
Flowserve Corp.	679,625	32,710
Illinois Tool Works, Inc.	1,710,645	181,380
Ingersoll-Rand PLC	1,342,054	89,663
PACCAR, Inc.	1,835,882	102,350
Parker Hannifin Corp.	705,926	81,069
Pentair PLC (b)	953,275	57,425
Snap-On, Inc.	303,536	49,118
Stanley Black & Decker, Inc.	795,964	90,087
Xylem, Inc.	932,604	41,650
		1,225,908
Professional Services - 0.3%
Dun & Bradstreet Corp.	188,996	23,984
Equifax, Inc.	620,254	77,985
Nielsen Holdings PLC	1,890,850	100,952
Robert Half International, Inc.	685,308	28,502
Verisk Analytics, Inc. (a)	807,753	64,128
		295,551
Road & Rail - 0.8%
CSX Corp.	5,032,545	133,010
J.B. Hunt Transport Services, Inc.	465,509	38,507
Kansas City Southern	566,918	52,780
Norfolk Southern Corp.	1,558,117	130,975
Ryder System, Inc.	279,510	19,459
Union Pacific Corp.	4,422,589	372,338
		747,069
Trading Companies & Distributors - 0.2%
Fastenal Co. (b)	1,507,553	69,393
United Rentals, Inc. (a)(b)	475,325	33,116
W.W. Grainger, Inc. (b)	296,737	67,760
		170,269

TOTAL INDUSTRIALS		9,563,957

INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 1.0%
Cisco Systems, Inc.	26,293,280	763,820
F5 Networks, Inc. (a)	359,245	39,589
Harris Corp.	651,329	51,305
Juniper Networks, Inc.	1,839,214	43,056
Motorola Solutions, Inc.	828,948	57,421
		955,191
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	1,609,526	94,511
Corning, Inc.	5,814,673	121,469
FLIR Systems, Inc.	718,759	22,389
TE Connectivity Ltd.	1,931,602	115,896
		354,265
Internet Software & Services - 4.3%
Akamai Technologies, Inc. (a)	923,524	50,406
Alphabet, Inc.:
Class A	1,528,762	1,144,813
Class C	1,552,706	1,142,357
eBay, Inc. (a)	5,666,133	138,594
Facebook, Inc. Class A (a)	11,991,267	1,424,682
VeriSign, Inc. (a)(b)	503,346	43,016
Yahoo!, Inc. (a)	4,551,403	172,680
		4,116,548
IT Services - 3.8%
Accenture PLC Class A	3,280,908	390,330
Alliance Data Systems Corp. (a)	309,644	68,800
Automatic Data Processing, Inc.	2,390,222	209,957
Cognizant Technology Solutions Corp. Class A (a)	3,182,706	195,545
CSRA, Inc.	712,039	17,637
Fidelity National Information Services, Inc.	1,442,614	107,143
Fiserv, Inc. (a)	1,164,866	122,695
Global Payments, Inc.	804,769	62,523
IBM Corp.	4,619,033	710,130
MasterCard, Inc. Class A	5,123,376	491,332
Paychex, Inc.	1,678,518	91,009
PayPal Holdings, Inc. (a)	5,813,620	219,697
Teradata Corp. (a)(b)	694,938	19,695
The Western Union Co. (b)	2,622,544	51,008
Total System Services, Inc.	880,508	47,283
Visa, Inc. Class A	10,027,630	791,581
Xerox Corp.	4,974,943	49,600
		3,645,965
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	1,619,877	94,763
Applied Materials, Inc.	5,908,138	144,277
First Solar, Inc. (a)(b)	398,811	19,801
Intel Corp.	24,683,321	779,746
KLA-Tencor Corp.	813,364	59,319
Lam Research Corp. (b)	830,236	68,752
Linear Technology Corp.	1,250,605	59,179
Microchip Technology, Inc. (b)	1,115,576	57,653
Micron Technology, Inc. (a)	5,420,801	68,953
NVIDIA Corp.	2,670,543	124,768
Qorvo, Inc. (a)(b)	674,585	34,384
Qualcomm, Inc.	7,810,917	428,976
Skyworks Solutions, Inc.	1,001,482	66,859
Texas Instruments, Inc.	5,252,564	318,305
Xilinx, Inc.	1,335,219	63,276
		2,389,011
Software - 4.2%
Activision Blizzard, Inc.	2,649,898	104,035
Adobe Systems, Inc. (a)	2,603,819	259,002
Autodesk, Inc. (a)	1,177,333	68,603
CA Technologies, Inc.	1,546,113	49,970
Citrix Systems, Inc. (a)	804,559	68,323
Electronic Arts, Inc. (a)	1,616,171	124,041
Intuit, Inc.	1,341,913	143,128
Microsoft Corp.	41,326,812	2,190,321
Oracle Corp.	16,463,811	661,845
Red Hat, Inc. (a)	954,230	73,915
Salesforce.com, Inc. (a)	3,295,182	275,840
Symantec Corp.	3,186,900	55,325
		4,074,348
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	28,970,940	2,893,045
EMC Corp.	10,173,494	284,349
Hewlett Packard Enterprise Co.	8,969,199	165,661
HP, Inc.	9,021,942	120,714
NetApp, Inc.	1,510,484	38,563
Seagate Technology LLC (b)	1,548,832	34,942
Western Digital Corp. (b)	1,466,954	68,272
		3,605,546

TOTAL INFORMATION TECHNOLOGY		19,140,874

MATERIALS - 2.8%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	1,014,113	144,653
CF Industries Holdings, Inc. (b)	1,217,879	33,687
E.I. du Pont de Nemours & Co.	4,554,611	297,917
Eastman Chemical Co.	772,335	56,658
Ecolab, Inc.	1,391,974	163,195
FMC Corp. (b)	698,364	33,165
International Flavors & Fragrances, Inc. (b)	417,319	53,834
LyondellBasell Industries NV Class A	1,806,632	146,988
Monsanto Co.	2,300,894	258,782
PPG Industries, Inc.	1,393,878	150,093
Praxair, Inc.	1,488,294	163,504
Sherwin-Williams Co.	409,802	119,289
The Dow Chemical Co.	5,837,008	299,789
The Mosaic Co.	1,841,927	46,472
		1,968,026
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	336,136	63,543
Vulcan Materials Co.	695,883	81,244
		144,787
Containers & Packaging - 0.3%
Avery Dennison Corp.	467,285	34,757
Ball Corp.	740,464	53,536
International Paper Co.	2,148,336	90,574
Owens-Illinois, Inc. (a)(b)	841,145	15,898
Sealed Air Corp.	1,024,064	47,558
WestRock Co.	1,326,383	52,538
		294,861
Metals & Mining - 0.3%
Alcoa, Inc. (b)	6,870,187	63,687
Freeport-McMoRan, Inc. (b)	6,541,028	72,475
Newmont Mining Corp.	2,764,919	89,611
Nucor Corp.	1,661,270	80,588
		306,361

TOTAL MATERIALS		2,714,035

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	32,140,613	1,258,305
CenturyLink, Inc.	2,841,680	77,066
Frontier Communications Corp. (b)	6,103,840	31,557
Level 3 Communications, Inc. (a)	1,510,261	81,479
Verizon Communications, Inc.	21,286,183	1,083,467
		2,531,874
UTILITIES - 3.3%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	2,565,795	166,084
Duke Energy Corp.	3,596,847	281,381
Edison International	1,702,391	121,942
Entergy Corp.	932,637	70,806
Eversource Energy	1,657,352	91,552
Exelon Corp.	4,806,690	164,725
FirstEnergy Corp.	2,213,615	72,629
NextEra Energy, Inc.	2,406,676	289,090
PG&E Corp.	2,575,081	154,711
Pinnacle West Capital Corp.	580,011	42,683
PPL Corp.	3,520,963	135,698
Southern Co.	4,769,707	235,814
Xcel Energy, Inc.	2,652,016	109,714
		1,936,829
Gas Utilities - 0.0%
AGL Resources, Inc.	629,016	41,389
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	1,645,333	26,951
The AES Corp.	3,447,163	38,229
		65,180
Multi-Utilities - 1.1%
Ameren Corp.	1,267,789	62,819
CenterPoint Energy, Inc.	2,248,210	50,652
CMS Energy Corp.	1,448,223	60,565
Consolidated Edison, Inc.	1,534,028	112,383
Dominion Resources, Inc.	3,116,342	225,156
DTE Energy Co.	937,778	85,038
NiSource, Inc.	1,670,680	39,862
Public Service Enterprise Group, Inc.	2,646,167	118,416
SCANA Corp.	746,753	52,206
Sempra Energy	1,232,063	131,979
TECO Energy, Inc.	1,230,482	33,887
WEC Energy Group, Inc. (b)	1,649,308	99,189
		1,072,152
Water Utilities - 0.1%
American Water Works Co., Inc.	930,114	68,921

TOTAL UTILITIES		3,184,471

TOTAL COMMON STOCKS
(Cost $57,515,616)		95,414,004
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.43% to 0.57% 9/15/16 to 3/30/17 (c)
(Cost $69,766)	70,000	69,752
	Shares	Value (000s)

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 0.40% (d)	969,742,981	$969,743
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(e)	1,956,813,494	1,956,813
TOTAL MONEY MARKET FUNDS
(Cost $2,926,556)		2,926,556
TOTAL INVESTMENT PORTFOLIO - 102.1%
(Cost $60,511,938)		98,410,312
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(2,035,083)
NET ASSETS - 100%		$96,375,229

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
1,042 CME E-mini S&P 500 Index Contracts (United States)	June 2016	109,144	$5,936
1,639 CME S&P 500 Index Contracts (United States)	June 2016	858,385	43,464
TOTAL FUTURES CONTRACTS			$49,400

The face value of futures purchased as a percentage of Net Assets is 1.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $38,318,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,138
Fidelity Securities Lending Cash Central Fund	1,836
Total	$2,974

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$11,975,026	$11,975,026	$--	$--
Consumer Staples	9,621,419	9,621,419	--	--
Energy	6,803,290	6,803,290	--	--
Financials	15,850,551	15,850,551	--	--
Health Care	14,028,507	14,028,507	--	--
Industrials	9,563,957	9,563,957	--	--
Information Technology	19,140,874	19,140,874	--	--
Materials	2,714,035	2,714,035	--	--
Telecommunication Services	2,531,874	2,531,874	--	--
Utilities	3,184,471	3,184,471	--	--
U.S. Government and Government Agency Obligations	69,752	--	69,752	--
Money Market Funds	2,926,556	2,926,556	--	--
Total Investments in Securities:	$98,410,312	$98,340,560	$69,752	$--
Derivative Instruments:
Assets
Futures Contracts	$49,400	$49,400	$--	$--
Total Assets	$49,400	$49,400	$--	$--
Total Derivative Instruments:	$49,400	$49,400	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $60,925,249,000. Net unrealized appreciation aggregated $37,485,063,000, of which $41,285,588,000 related to appreciated investment securities and $3,800,525,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Extended Market Index Fund
(formerly Spartan® Extended Market Index Fund)

May 31, 2016

SEI-QTLY-0716
1.816014.111

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 15.8%
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	296,896	$4,949,256
Autoliv, Inc. (b)	349,765	42,884,687
Clean Diesel Technologies, Inc. (a)(b)	33,479	13,057
Cooper Tire & Rubber Co.	202,342	6,501,248
Cooper-Standard Holding, Inc. (a)(b)	69,407	5,965,532
Dana Holding Corp.	568,893	6,838,094
Dorman Products, Inc. (a)(b)	119,068	6,573,744
Drew Industries, Inc.	100,442	7,770,193
Federal-Mogul Corp. Class A (a)	128,987	1,093,810
Fox Factory Holding Corp. (a)	90,602	1,507,617
Fuel Systems Solutions, Inc. (a)	54,919	287,226
Gentex Corp. (b)	1,137,091	18,852,969
Gentherm, Inc. (a)	142,592	5,216,015
Horizon Global Corp. (a)	68,083	793,167
Lear Corp.	294,685	34,996,791
Metaldyne Performance Group, Inc.	63,050	1,027,715
Modine Manufacturing Co. (a)	183,284	1,832,840
Motorcar Parts of America, Inc. (a)(b)	74,912	2,244,364
Shiloh Industries, Inc. (a)	30,442	170,780
Spartan Motors, Inc.	139,927	895,533
Standard Motor Products, Inc.	82,683	3,194,871
Stoneridge, Inc. (a)	109,376	1,794,860
Strattec Security Corp.	13,749	636,029
Superior Industries International, Inc.	94,712	2,570,484
Sypris Solutions, Inc. (a)	33,998	33,998
Tenneco, Inc. (a)	230,501	12,382,514
Tower International, Inc.	81,725	1,770,981
Unique Fabricating, Inc.	9,604	130,134
UQM Technologies, Inc. (a)(b)	137,888	110,310
Visteon Corp. (b)	132,525	9,936,725
Workhorse Group, Inc. (a)	41,656	291,175
		183,266,719
Automobiles - 0.7%
Tesla Motors, Inc. (a)(b)	446,044	99,570,402
Thor Industries, Inc.	181,299	11,784,435
Winnebago Industries, Inc.	112,011	2,522,488
		113,877,325
Distributors - 0.2%
Core-Mark Holding Co., Inc.	93,303	7,988,603
Educational Development Corp.	16,502	175,746
Fenix Parts, Inc. (b)	45,422	175,783
Pool Corp.	165,834	15,185,419
VOXX International Corp. (a)(b)	69,278	229,310
Weyco Group, Inc.	21,447	591,079
		24,345,940
Diversified Consumer Services - 0.7%
2U, Inc. (a)(b)	130,614	3,636,294
American Public Education, Inc. (a)	64,870	1,833,226
Apollo Education Group, Inc. Class A (non-vtg.) (a)	414,281	3,807,242
Ascent Capital Group, Inc. (a)	47,464	889,475
Bridgepoint Education, Inc. (a)	58,229	452,439
Bright Horizons Family Solutions, Inc. (a)	173,179	11,220,267
Cambium Learning Group, Inc. (a)	48,546	223,797
Capella Education Co.	43,969	2,307,053
Career Education Corp. (a)	274,024	1,611,261
Carriage Services, Inc. (b)	65,607	1,544,389
Chegg, Inc. (a)(b)	202,340	987,419
Collectors Universe, Inc.	19,242	374,449
DeVry, Inc.	222,483	4,026,942
Graham Holdings Co.	17,415	8,671,799
Grand Canyon Education, Inc. (a)	185,510	7,746,898
Houghton Mifflin Harcourt Co. (a)	412,386	7,093,039
ITT Educational Services, Inc. (a)(b)	66,029	143,283
K12, Inc. (a)	135,053	1,603,079
Liberty Tax, Inc.	23,124	270,551
LifeLock, Inc. (a)(b)	339,006	4,430,808
Lincoln Educational Services Corp. (a)	84,172	127,100
National American University Holdings, Inc.	23,237	46,474
Regis Corp. (a)	150,570	1,963,433
Service Corp. International	769,064	21,072,354
ServiceMaster Global Holdings, Inc. (a)	537,578	20,556,983
Sotheby's Class A (Ltd. vtg.) (b)	218,197	6,524,090
Strayer Education, Inc. (a)	42,800	2,061,676
Universal Technical Institute, Inc.	75,572	248,632
Weight Watchers International, Inc. (a)(b)	103,789	1,573,441
		117,047,893
Hotels, Restaurants & Leisure - 3.5%
AG&E Holdings, Inc.	4,238	1,356
ARAMARK Holdings Corp.	897,123	29,865,225
Ark Restaurants Corp.	8,457	170,747
Belmond Ltd. Class A (a)	362,207	3,444,589
Biglari Holdings, Inc. (a)	4,573	1,830,618
BJ's Restaurants, Inc. (a)	82,017	3,674,362
Bloomin' Brands, Inc.	481,101	9,164,974
Bob Evans Farms, Inc.	87,031	3,882,453
Bojangles', Inc. (a)(b)	39,333	688,328
Boyd Gaming Corp. (a)	315,663	5,969,187
Bravo Brio Restaurant Group, Inc. (a)	63,389	470,346
Brinker International, Inc.	227,337	10,223,345
Buffalo Wild Wings, Inc. (a)(b)	73,902	10,744,612
Caesars Entertainment Corp. (a)(b)	166,261	1,218,693
Carrols Restaurant Group, Inc. (a)	142,178	1,723,197
Century Casinos, Inc. (a)	79,328	452,170
Chanticleer Holdings, Inc. (a)(b)	92,136	47,911
Choice Hotels International, Inc.	140,801	6,389,549
Churchill Downs, Inc.	48,197	6,049,205
Chuy's Holdings, Inc. (a)(b)	65,176	2,147,549
ClubCorp Holdings, Inc.	263,944	3,185,804
Cosi, Inc. (a)(b)	94,577	51,715
Cracker Barrel Old Country Store, Inc. (b)	94,434	14,304,862
Dave & Buster's Entertainment, Inc. (a)	100,652	3,928,448
Del Frisco's Restaurant Group, Inc. (a)	95,251	1,472,580
Del Taco Restaurants, Inc. (a)	107,241	1,001,631
Denny's Corp. (a)	321,735	3,452,217
Diamond Resorts International, Inc. (a)(b)	212,562	4,874,047
DineEquity, Inc.	66,966	5,629,162
Diversified Restaurant Holdings, Inc. (a)(b)	33,035	52,526
Domino's Pizza, Inc.	196,533	23,756,909
Dover Downs Gaming & Entertainment, Inc. (a)	28,631	30,921
Dover Motorsports, Inc.	22,686	50,363
Dunkin' Brands Group, Inc.	360,091	15,588,339
El Pollo Loco Holdings, Inc. (a)(b)	88,084	980,375
Eldorado Resorts, Inc. (a)	92,167	1,373,288
Empire Resorts, Inc. (a)	9,364	182,504
Entertainment Gaming Asia, Inc. (a)	10,477	21,059
Extended Stay America, Inc. unit	274,286	3,911,318
Famous Dave's of America, Inc. (a)(b)	21,114	119,928
Fiesta Restaurant Group, Inc. (a)(b)	106,477	2,675,767
Flanigan's Enterprises, Inc.	1,120	22,400
Fogo de Chao, Inc. (b)	18,344	246,543
Full House Resorts, Inc. (a)	24,413	39,061
Gaming Partners International Corp. (a)	1,584	14,272
Golden Entertainment, Inc. (a)	33,424	409,778
Good Times Restaurants, Inc. (a)(b)	41,006	138,600
Habit Restaurants, Inc. Class A (a)(b)	45,637	816,446
Hilton Worldwide Holdings, Inc.	2,067,623	42,965,206
Hyatt Hotels Corp. Class A (a)(b)	99,211	4,554,777
Ignite Restaurant Group, Inc. (a)(b)	28,225	63,506
International Speedway Corp. Class A	111,755	3,696,855
Interval Leisure Group, Inc.	440,441	6,324,733
Intrawest Resorts Holdings, Inc. (a)	73,624	800,293
Isle of Capri Casinos, Inc. (a)	95,456	1,516,796
J. Alexanders Holdings, Inc. (a)	55,910	581,464
Jack in the Box, Inc.	138,305	11,783,586
Jamba, Inc. (a)(b)	61,744	704,499
Kona Grill, Inc. (a)(b)	43,155	544,185
Krispy Kreme Doughnuts, Inc. (a)(b)	248,724	5,317,719
La Quinta Holdings, Inc. (a)	326,056	3,873,545
Las Vegas Sands Corp.	1,449,660	67,032,278
Lindblad Expeditions Holdings (a)	89,178	891,780
Luby's, Inc. (a)	47,997	239,505
Marcus Corp.	82,737	1,605,098
Marriott Vacations Worldwide Corp.	98,809	5,987,825
MGM Mirage, Inc. (a)(b)	1,867,076	42,662,687
Monarch Casino & Resort, Inc. (a)	40,804	861,780
Morgans Hotel Group Co. (a)	104,634	229,148
Nathan's Famous, Inc. (a)(b)	14,327	610,044
Noodles & Co. (a)(b)	86,399	810,423
Norwegian Cruise Line Holdings Ltd. (a)(b)	623,772	28,949,259
Panera Bread Co. Class A (a)(b)	90,362	19,802,832
Papa John's International, Inc.	110,401	6,992,799
Papa Murphy's Holdings, Inc. (a)(b)	43,281	324,608
Peak Resorts, Inc.	18,903	81,850
Penn National Gaming, Inc. (a)	295,150	4,625,001
Pinnacle Entertainment, Inc.	240,997	2,713,626
Planet Fitness, Inc. (a)(b)	56,167	1,003,143
Popeyes Louisiana Kitchen, Inc. (a)(b)	92,987	5,404,404
Potbelly Corp. (a)	98,541	1,302,712
Rave Restaurant Group, Inc. (a)(b)	27,514	113,633
RCI Hospitality Holdings, Inc.	25,778	279,949
Red Lion Hotels Corp. (a)	62,437	501,993
Red Robin Gourmet Burgers, Inc. (a)	55,459	2,812,326
Ruby Tuesday, Inc. (a)(b)	246,313	955,694
Ruth's Hospitality Group, Inc.	146,679	2,436,338
Scientific Games Corp. Class A (a)(b)	196,204	1,920,837
SeaWorld Entertainment, Inc. (b)	260,068	4,540,787
Shake Shack, Inc. Class A (a)(b)	19,491	746,505
Six Flags Entertainment Corp.	337,398	19,464,491
Sonic Corp. (b)	196,854	5,864,281
Speedway Motorsports, Inc.	53,351	923,506
Texas Roadhouse, Inc. Class A	249,188	11,166,114
The Cheesecake Factory, Inc. (b)	178,005	8,877,109
The ONE Group Hospitality, Inc. (a)	65	158
Town Sports International Holdings, Inc. (a)(b)	75,993	231,779
Vail Resorts, Inc.	145,016	19,033,350
Wendy's Co.	867,106	8,913,850
Wingstop, Inc. (b)	70,919	1,978,640
Zoe's Kitchen, Inc. (a)(b)	76,269	2,815,851
		554,924,436
Household Durables - 1.0%
Bassett Furniture Industries, Inc.	40,628	1,133,927
Beazer Homes U.S.A., Inc. (a)	97,397	764,566
CalAtlantic Group, Inc.	300,609	11,119,527
Cavco Industries, Inc. (a)	33,083	3,285,804
Century Communities, Inc. (a)(b)	61,123	1,106,938
Comstock Holding Companies, Inc. (a)	5,354	10,280
CSS Industries, Inc.	31,927	853,728
Dixie Group, Inc. (a)(b)	53,047	179,829
Emerson Radio Corp. (a)	24,397	16,534
Ethan Allen Interiors, Inc.	108,182	3,653,306
Flexsteel Industries, Inc.	26,041	1,065,077
GoPro, Inc. Class A (a)(b)	310,956	3,193,518
Green Brick Partners, Inc. (a)(b)	103,995	742,524
Helen of Troy Ltd. (a)(b)	113,443	11,665,344
Hooker Furniture Corp.	46,691	1,129,455
Hovnanian Enterprises, Inc. Class A (a)(b)	504,242	958,060
Installed Building Products, Inc. (a)(b)	65,989	2,206,012
iRobot Corp. (a)(b)	114,922	4,424,497
KB Home (b)	331,802	4,625,320
Koss Corp. (a)	1,389	2,528
La-Z-Boy, Inc.	201,701	5,341,042
LGI Homes, Inc. (a)(b)	58,518	1,581,156
Libbey, Inc.	91,140	1,557,583
Lifetime Brands, Inc.	44,616	650,501
Live Ventures, Inc. (a)(b)	82,148	142,938
M.D.C. Holdings, Inc.	159,138	3,698,367
M/I Homes, Inc. (a)(b)	105,916	1,999,694
Meritage Homes Corp. (a)(b)	145,684	5,316,009
NACCO Industries, Inc. Class A	20,539	1,079,119
New Home Co. LLC (a)(b)	49,013	496,502
Nova LifeStyle, Inc. (a)(b)	55,913	30,808
NVR, Inc. (a)	14,464	25,066,112
Skullcandy, Inc. (a)	64,637	251,438
Skyline Corp. (a)	30,617	315,967
Stanley Furniture Co., Inc. (a)(b)	37,789	99,385
Taylor Morrison Home Corp. (a)(b)	122,495	1,825,176
Tempur Sealy International, Inc. (a)(b)	244,346	14,225,824
Toll Brothers, Inc. (a)	606,587	17,682,011
TopBuild Corp. (a)	151,526	5,476,150
TRI Pointe Homes, Inc. (a)	587,413	6,849,236
Tupperware Brands Corp. (b)	201,095	11,377,955
Turtle Beach Corp. (a)(b)	43,489	42,402
UCP, Inc. (a)	26,900	194,487
Universal Electronics, Inc. (a)	57,624	3,741,526
Vuzix Corp. (a)(b)	41,079	242,366
WCI Communities, Inc. (a)	84,371	1,452,025
William Lyon Homes, Inc. (a)(b)	78,434	1,272,199
Zagg, Inc. (a)(b)	108,836	526,766
		164,671,518
Internet & Catalog Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)	124,078	1,000,069
Blue Nile, Inc.	48,062	1,267,395
CafePress, Inc. (a)	18,875	62,854
CVSL, Inc. (a)	44,389	43,590
Duluth Holdings, Inc. (b)	28,507	755,436
Etsy, Inc. (a)	67,695	626,179
EVINE Live, Inc. (a)	215,780	331,222
FTD Companies, Inc. (a)(b)	77,781	2,118,754
Gaiam, Inc. Class A (a)	64,695	490,388
Groupon, Inc. Class A (a)(b)	1,642,488	5,814,408
HSN, Inc.	126,489	6,624,229
Lands' End, Inc. (a)(b)	66,814	1,120,471
Liberty Interactive Corp.:
(Venture Group) Series A (a)(b)	526,089	19,628,381
QVC Group Series A (a)	1,848,522	49,873,124
Liberty TripAdvisor Holdings, Inc. (a)	267,600	6,146,772
NutriSystem, Inc.	120,189	3,261,929
Overstock.com, Inc. (a)	65,819	1,122,214
PetMed Express, Inc. (b)	85,301	1,606,218
Shutterfly, Inc. (a)	141,202	6,820,057
U.S. Auto Parts Network, Inc. (a)	51,915	200,911
Wayfair LLC Class A (a)(b)	101,393	4,175,364
		113,089,965
Leisure Products - 0.4%
Arctic Cat, Inc. (b)	52,000	820,560
Black Diamond, Inc. (a)(b)	93,828	391,263
Brunswick Corp.	359,471	17,207,877
Callaway Golf Co.	388,168	3,904,970
Escalade, Inc.	33,614	382,191
JAKKS Pacific, Inc. (a)(b)	75,785	565,356
Johnson Outdoors, Inc. Class A	25,505	672,312
Malibu Boats, Inc. Class A (a)	77,034	1,047,662
Marine Products Corp.	22,297	193,092
MCBC Holdings, Inc. (a)	25,669	394,789
Nautilus, Inc. (a)	115,715	2,387,200
Polaris Industries, Inc.	237,625	20,202,878
Smith & Wesson Holding Corp. (a)(b)	215,735	5,257,462
Sturm, Ruger & Co., Inc. (b)	75,410	4,994,404
Summer Infant, Inc. (a)	37,416	54,253
Vista Outdoor, Inc. (a)	244,633	12,275,684
		70,751,953
Media - 4.3%
A.H. Belo Corp. Class A	70,842	362,003
AMC Entertainment Holdings, Inc. Class A	89,192	2,563,378
AMC Networks, Inc. Class A (a)(b)	242,209	15,486,843
Ballantyne of Omaha, Inc. (a)	47,765	238,825
Beasley Broadcast Group, Inc. Class A	5,286	24,844
Cable One, Inc.	17,867	8,754,651
Carmike Cinemas, Inc. (a)	98,980	2,957,522
Central European Media Enterprises Ltd. Class A (a)(b)	305,852	813,566
Charter Communications, Inc. (a)	813,876	178,189,993
Cinedigm Corp. (a)	23,731	32,274
Cinemark Holdings, Inc.	423,395	15,318,431
Clear Channel Outdoor Holding, Inc. Class A	161,115	1,035,969
Cumulus Media, Inc. Class A (a)(b)	615,106	196,711
Daily Journal Corp. (a)	873	172,243
DISH Network Corp. Class A (a)	894,277	44,624,422
DreamWorks Animation SKG, Inc. Class A (a)(b)	284,868	11,463,088
E.W. Scripps Co. Class A (a)(b)	217,908	3,673,929
Emmis Communications Corp. Class A (a)	99,045	52,009
Entercom Communications Corp. Class A	95,849	1,217,282
Entravision Communication Corp. Class A	226,807	1,637,547
Gannett Co., Inc.	463,974	7,247,274
Global Eagle Entertainment, Inc. (a)(b)	198,456	1,438,806
Gray Television, Inc. (a)	270,968	3,202,842
Harte-Hanks, Inc.	168,026	166,161
Hemisphere Media Group, Inc. (a)(b)	48,420	528,262
Insignia Systems, Inc. (a)	22,896	54,492
John Wiley & Sons, Inc. Class A	194,849	10,498,464
Lee Enterprises, Inc. (a)(b)	197,525	385,174
Liberty Broadband Corp.:
Class A (a)	102,576	5,928,893
Class C (a)(b)	256,006	14,804,827
Liberty Global PLC:
Class A (a)	1,115,890	41,678,492
Class C (a)	2,618,102	94,592,025
LiLAC Class A (a)	66,424	2,728,698
LiLAC Class C (a)(b)	149,789	6,397,488
Liberty Media Corp.:
rights 6/16/16 (a)	53,892	118,023
Liberty Braves Class A (a)	44,924	699,017
Liberty Braves Class C (a)	69,741	1,046,115
Liberty Media Class A (a)	112,310	2,187,799
Liberty Media Class C (a)	174,354	3,304,008
Liberty SiriusXM Class A (a)	449,241	14,326,295
Liberty SiriusXM Class C (a)	697,418	21,933,796
Lions Gate Entertainment Corp. (b)	385,069	8,587,039
Live Nation Entertainment, Inc. (a)	577,173	13,938,728
Loral Space & Communications Ltd. (a)	55,938	2,146,341
Media General, Inc. (a)	388,225	6,925,934
Meredith Corp.	151,898	7,518,951
MSG Network, Inc. Class A (a)(b)	257,813	4,462,743
National CineMedia, Inc.	253,869	3,706,487
New Media Investment Group, Inc.	159,578	2,781,445
Nexstar Broadcasting Group, Inc. Class A (b)	119,990	6,385,868
NTN Communications, Inc. (a)	1,287,167	223,967
Radio One, Inc. Class D (non-vtg.) (a)(b)	99,600	269,916
ReachLocal, Inc. (a)(b)	43,634	74,614
Reading International, Inc. Class A (a)	66,668	834,683
Regal Entertainment Group Class A (b)	266,518	5,604,874
RLJ Entertainment, Inc. (a)	337,819	189,246
Saga Communications, Inc. Class A	17,390	719,424
Salem Communications Corp. Class A	30,633	202,484
Scholastic Corp. (b)	111,564	4,356,574
Sinclair Broadcast Group, Inc. Class A	270,940	8,569,832
Sirius XM Holdings, Inc. (a)(b)	8,351,298	33,572,218
Sizmek, Inc. (a)	87,375	213,195
Spanish Broadcasting System, Inc. Class A (a)	17,489	59,637
SPAR Group, Inc. (a)(b)	211,168	204,833
Starz Series A (a)(b)	330,184	8,914,968
The Madison Square Garden Co. (a)	82,524	13,825,246
The McClatchy Co. Class A (a)(b)	208,390	225,061
The New York Times Co. Class A	504,012	6,093,505
Time, Inc.	420,656	6,675,811
Townsquare Media, Inc. (a)	37,107	327,655
Tribune Media Co. Class A (b)	314,699	12,666,635
Tribune Publishing Co.	86,702	1,016,147
World Wrestling Entertainment, Inc. Class A (b)	134,777	2,368,032
		685,744,574
Multiline Retail - 0.2%
Big Lots, Inc. (b)	192,514	10,068,482
Dillard's, Inc. Class A (b)	84,617	5,001,711
Fred's, Inc. Class A	137,632	2,020,438
Gordmans Stores, Inc. (a)(b)	35,393	60,522
JC Penney Corp., Inc. (a)(b)	1,210,876	9,432,724
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	79,627	1,996,249
Sears Holdings Corp. (a)(b)	204,931	2,717,385
The Bon-Ton Stores, Inc. (b)	46,249	69,836
Tuesday Morning Corp. (a)	176,292	1,198,786
		32,566,133
Specialty Retail - 2.0%
Aarons, Inc. Class A	264,038	6,627,354
Abercrombie & Fitch Co. Class A	263,658	5,244,158
America's Car Mart, Inc. (a)(b)	32,877	781,815
American Eagle Outfitters, Inc. (b)	655,436	10,251,019
Appliance Recycling Centers of America, Inc. (a)	2,967	4,391
Armstrong Flooring, Inc. (a)	94,122	1,561,484
Asbury Automotive Group, Inc. (a)	87,283	4,896,576
Ascena Retail Group, Inc. (a)(b)	667,314	4,818,007
Barnes & Noble Education, Inc. (a)(b)	156,009	1,482,086
Barnes & Noble, Inc.	244,408	2,842,465
bebe stores, Inc. (a)(b)	123,042	43,065
Big 5 Sporting Goods Corp.	77,948	653,204
Boot Barn Holdings, Inc. (a)(b)	56,501	429,973
Build-A-Bear Workshop, Inc. (a)	62,129	859,865
Burlington Stores, Inc. (a)	283,281	17,098,841
Cabela's, Inc. Class A (a)(b)	189,471	9,200,712
Caleres, Inc.	178,282	4,360,778
Chico's FAS, Inc.	536,505	5,821,079
Christopher & Banks Corp. (a)	142,357	277,596
Citi Trends, Inc.	61,372	954,335
Conn's, Inc. (a)(b)	105,238	1,169,194
CST Brands, Inc.	298,491	11,321,764
Destination Maternity Corp. (b)	47,814	251,502
Destination XL Group, Inc. (a)(b)	165,015	772,270
DGSE Companies, Inc. (a)(b)	6,929	3,534
Dick's Sporting Goods, Inc.	354,265	15,197,969
DSW, Inc. Class A	279,369	5,911,448
Express, Inc. (a)(b)	275,944	4,012,226
Finish Line, Inc. Class A	175,263	3,177,518
Five Below, Inc. (a)(b)	215,507	9,021,123
Francesca's Holdings Corp. (a)(b)	164,101	1,709,932
GameStop Corp. Class A (b)	415,000	12,076,500
Genesco, Inc. (a)(b)	89,338	5,771,235
GNC Holdings, Inc.	270,533	7,047,385
Group 1 Automotive, Inc.	85,882	5,340,143
Guess?, Inc.	250,837	3,955,699
Haverty Furniture Companies, Inc.	84,810	1,576,618
hhgregg, Inc. (a)(b)	51,212	77,330
Hibbett Sports, Inc. (a)(b)	91,692	3,167,042
Kirkland's, Inc.	64,776	860,873
Lithia Motors, Inc. Class A (sub. vtg.) (b)	90,946	7,488,494
Lumber Liquidators Holdings, Inc. (a)(b)	100,451	1,315,908
MarineMax, Inc. (a)	106,455	1,807,606
Mattress Firm Holding Corp. (a)(b)	88,328	2,983,720
Michaels Companies, Inc. (a)	370,484	10,858,886
Monro Muffler Brake, Inc.	127,335	8,015,738
Murphy U.S.A., Inc. (a)	157,654	10,718,895
New York & Co., Inc. (a)	101,159	178,040
Office Depot, Inc. (a)	1,952,338	6,989,370
Outerwall, Inc. (b)	65,162	2,687,933
Party City Holdco, Inc. (a)	93,488	1,303,223
Penske Automotive Group, Inc.	159,477	6,302,531
Perfumania Holdings, Inc. (a)	10,679	25,736
Pier 1 Imports, Inc. (b)	336,151	1,882,446
Rent-A-Center, Inc. (b)	207,940	2,738,570
Restoration Hardware Holdings, Inc. (a)(b)	146,817	4,883,133
Sally Beauty Holdings, Inc. (a)(b)	606,895	17,430,024
Sears Hometown & Outlet Stores, Inc. (a)	48,309	300,482
Select Comfort Corp. (a)(b)	196,785	4,411,920
Shoe Carnival, Inc.	61,077	1,423,094
Sonic Automotive, Inc. Class A (sub. vtg.)	125,757	2,246,020
Sportsman's Warehouse Holdings, Inc. (a)	125,349	1,083,015
Stage Stores, Inc. (b)	132,442	732,404
Stein Mart, Inc.	120,516	837,586
Tailored Brands, Inc.	188,760	2,603,000
Tandy Leather Factory, Inc. (a)	3,074	22,901
The Buckle, Inc. (b)	117,168	2,897,565
The Cato Corp. Class A (sub. vtg.)	104,360	3,950,026
The Children's Place Retail Stores, Inc. (b)	78,805	5,554,176
The Container Store Group, Inc. (a)(b)	75,281	405,012
Tile Shop Holdings, Inc. (a)	121,251	2,212,831
Tilly's, Inc. (a)	41,468	244,661
Trans World Entertainment Corp. (a)	29,120	112,986
Vitamin Shoppe, Inc. (a)(b)	97,209	2,939,600
West Marine, Inc. (a)	56,548	519,111
Williams-Sonoma, Inc. (b)	328,258	17,410,804
Winmark Corp.	8,782	862,832
Zumiez, Inc. (a)(b)	83,973	1,249,518
		310,259,905
Textiles, Apparel & Luxury Goods - 0.9%
Carter's, Inc.	203,774	20,487,438
Charles & Colvard Ltd. (a)	45,090	46,443
Cherokee, Inc. (a)(b)	35,722	504,037
Columbia Sportswear Co.	111,690	5,938,557
Crocs, Inc. (a)(b)	286,683	2,820,961
Crown Crafts, Inc.	2,227	21,045
Culp, Inc.	39,123	1,075,491
Deckers Outdoor Corp. (a)(b)	123,445	6,491,973
Delta Apparel, Inc. (a)	17,128	351,809
Forward Industries, Inc. (NY Shares) (a)	18,823	23,341
Fossil Group, Inc. (a)(b)	163,210	4,548,663
G-III Apparel Group Ltd. (a)(b)	157,609	6,165,664
Iconix Brand Group, Inc. (a)(b)	192,424	1,483,589
Joe's Jeans, Inc. (a)	5,767	23,356
Kate Spade & Co. (a)(b)	503,135	10,998,531
Lakeland Industries, Inc. (a)(b)	24,535	216,399
lululemon athletica, Inc. (a)(b)	434,157	28,233,230
Movado Group, Inc. (b)	67,327	1,381,550
Oxford Industries, Inc.	58,518	3,708,286
Perry Ellis International, Inc. (a)	47,883	927,015
Rocky Brands, Inc.	27,150	309,510
Sequential Brands Group, Inc. (a)	164,542	1,326,209
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	512,049	15,960,567
Steven Madden Ltd. (a)(b)	225,428	7,734,435
Superior Uniform Group, Inc.	29,286	518,362
Tumi Holdings, Inc. (a)	220,888	5,926,425
Unifi, Inc. (a)	63,053	1,584,522
Vera Bradley, Inc. (a)	79,526	1,218,338
Vince Holding Corp. (a)(b)	110,292	620,944
Wolverine World Wide, Inc.	406,138	7,395,773
		138,042,463

TOTAL CONSUMER DISCRETIONARY		2,508,588,824

CONSUMER STAPLES - 3.5%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(b)	37,223	5,784,454
Castle Brands, Inc. (a)(b)	356,392	319,505
Coca-Cola Bottling Co. Consolidated	18,708	2,310,438
Craft Brew Alliance, Inc. (a)(b)	36,075	341,991
Crystal Rock Holdings, Inc. (a)	4,384	3,069
MGP Ingredients, Inc.	51,649	1,689,955
National Beverage Corp. (a)	47,215	2,458,957
Primo Water Corp. (a)	90,903	1,031,749
REED'S, Inc. (a)(b)	29,216	97,581
		14,037,699
Food & Staples Retailing - 0.7%
Andersons, Inc.	108,873	3,895,476
Casey's General Stores, Inc. (b)	155,783	18,726,674
Chefs' Warehouse Holdings (a)(b)	76,526	1,161,665
Ingles Markets, Inc. Class A	54,846	2,044,659
Manitowoc Foodservice, Inc. (a)	542,283	8,931,401
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	36,760	487,070
Performance Food Group Co.	138,498	3,438,905
PriceSmart, Inc.	78,072	6,916,398
Rite Aid Corp. (a)	4,077,755	31,398,714
Smart & Final Stores, Inc. (a)	118,224	1,876,215
SpartanNash Co.	149,652	4,446,161
Sprouts Farmers Market LLC (a)(b)	556,466	13,778,098
SUPERVALU, Inc. (a)	1,049,624	4,859,759
United Natural Foods, Inc. (a)(b)	201,673	7,514,336
Village Super Market, Inc. Class A	28,434	770,561
Weis Markets, Inc.	52,762	2,647,070
		112,893,162
Food Products - 1.9%
Alico, Inc.	12,666	385,680
Amplify Snack Brands, Inc. (b)	116,149	1,515,744
Arcadia Biosciences, Inc. (b)	26,228	39,604
B&G Foods, Inc. Class A (b)	244,671	10,518,406
Blue Buffalo Pet Products, Inc. (a)(b)	133,182	3,441,423
Bunge Ltd.	565,815	37,949,212
Cal-Maine Foods, Inc. (b)	122,358	5,444,931
Calavo Growers, Inc. (b)	60,869	3,445,794
Coffee Holding Co., Inc. (a)(b)	9,926	36,329
Darling International, Inc. (a)	654,243	10,042,630
Dean Foods Co. (b)	357,369	6,532,705
Farmer Brothers Co. (a)(b)	26,512	748,964
Flowers Foods, Inc. (b)	745,668	13,981,275
Fresh Del Monte Produce, Inc.	138,157	7,235,282
Freshpet, Inc. (a)(b)	62,817	581,685
Golden Enterprises Ltd.	2,595	14,117
Ingredion, Inc.	282,377	33,153,884
Inventure Foods, Inc. (a)(b)	76,402	572,251
J&J Snack Foods Corp.	62,301	6,572,756
John B. Sanfilippo & Son, Inc.	34,955	1,654,071
Lancaster Colony Corp.	78,738	9,545,408
Landec Corp. (a)	113,953	1,319,576
Lifeway Foods, Inc. (a)	18,911	179,087
Limoneira Co. (b)	40,031	658,510
Omega Protein Corp. (a)	88,937	1,755,616
Pilgrim's Pride Corp. (b)	254,353	6,325,759
Pinnacle Foods, Inc.	430,937	18,155,376
Post Holdings, Inc. (a)(b)	254,692	19,359,139
RiceBran Technologies (a)	15,640	21,114
Rocky Mountain Chocolate Factory, Inc.	3,001	29,920
S&W Seed Co. (a)(b)	38,997	177,436
Sanderson Farms, Inc. (b)	79,326	7,116,335
Seaboard Corp. (a)(b)	1,110	3,352,200
Seneca Foods Corp. Class A (a)(b)	27,383	854,897
Snyders-Lance, Inc. (b)	317,950	9,827,835
The Hain Celestial Group, Inc. (a)(b)	408,903	20,216,164
Tootsie Roll Industries, Inc. (b)	96,113	3,439,884
TreeHouse Foods, Inc. (a)(b)	222,389	21,060,238
WhiteWave Foods Co. (a)	695,387	31,049,030
		298,310,267
Household Products - 0.3%
Central Garden & Pet Co. Class A (non-vtg.) (a)	175,636	3,201,844
Energizer Holdings, Inc.	235,134	11,128,892
HRG Group, Inc. (a)	483,090	6,342,972
Ocean Bio-Chem, Inc.	26,292	60,735
Oil-Dri Corp. of America	22,679	737,294
Orchids Paper Products Co. (b)	37,978	1,206,181
Spectrum Brands Holdings, Inc.	104,972	12,236,586
WD-40 Co. (b)	52,856	5,886,573
		40,801,077
Personal Products - 0.4%
Avon Products, Inc. (b)	1,724,409	6,725,195
CCA Industries, Inc. (a)	3,083	10,051
Coty, Inc. Class A (b)	267,963	7,058,145
Cyanotech Corp. (a)	3,808	18,735
DS Healthcare Group, Inc. (a)(b)	37,637	24,840
Edgewell Personal Care Co. (a)	232,327	18,453,734
Elizabeth Arden, Inc. (a)(b)	100,149	919,368
Herbalife Ltd. (a)(b)	255,725	14,803,920
Inter Parfums, Inc.	73,429	2,147,064
LifeVantage Corp. (a)	58,439	729,319
Mannatech, Inc. (a)	4,519	92,685
MediFast, Inc.	44,703	1,426,473
MYOS Corp. (a)	849	1,358
Natural Alternatives International, Inc. (a)	20,104	247,882
Natural Health Trends Corp. (b)	26,106	779,264
Nature's Sunshine Products, Inc.	31,943	314,319
Nu Skin Enterprises, Inc. Class A	225,650	8,901,893
Nutraceutical International Corp. (a)	30,812	729,936
Reliv International, Inc. (a)	10,690	6,842
Revlon, Inc. (a)	50,358	1,570,162
Synutra International, Inc. (a)(b)	75,905	311,211
The Female Health Co. (a)	72,631	97,326
United-Guardian, Inc.	6,016	103,475
USANA Health Sciences, Inc. (a)(b)	20,491	2,472,239
		67,945,436
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	151,132	138,150
Alliance One International, Inc. (a)	33,481	635,804
Universal Corp.	89,985	4,922,180
Vapor Corp. (a)	124	0
Vector Group Ltd. (b)	350,426	7,523,646
		13,219,780

TOTAL CONSUMER STAPLES		547,207,421

ENERGY - 3.6%
Energy Equipment & Services - 1.2%
Archrock, Inc. (a)	286,623	2,186,933
Aspen Aerogels, Inc. (a)	85,012	340,898
Atwood Oceanics, Inc. (b)	225,864	2,409,969
Basic Energy Services, Inc. (a)(b)	165,287	323,963
Bristow Group, Inc. (b)	142,536	1,911,408
C&J Energy Services Ltd. (a)(b)	173,468	92,250
Carbo Ceramics, Inc. (b)	78,033	962,147
Core Laboratories NV (b)	167,163	20,268,514
Dawson Geophysical Co. (a)	74,501	537,897
Dril-Quip, Inc. (a)	148,695	9,074,856
EcoStim Energy Solutions, Inc. (a)(b)	45,860	116,026
ENGlobal Corp. (a)	49,530	54,978
Ensco PLC Class A	1,163,044	11,502,505
Enservco Corp. (a)(b)	77,749	60,644
Era Group, Inc. (a)	75,717	724,612
Exterran Corp. (a)	145,808	1,826,974
Fairmount Santrol Holidings, Inc. (a)(b)	264,917	1,425,253
Forbes Energy Services Ltd. (a)	27,033	11,543
Forum Energy Technologies, Inc. (a)(b)	265,515	4,455,342
Frank's International NV (b)	147,960	2,368,840
Geospace Technologies Corp. (a)(b)	53,804	932,423
Glori Energy, Inc. (a)(b)	55,391	12,596
GreenHunter Energy, Inc. (a)	80,259	313
Gulf Island Fabrication, Inc.	51,115	353,716
Gulfmark Offshore, Inc. Class A (a)(b)	96,074	311,280
Helix Energy Solutions Group, Inc. (a)	391,669	3,137,269
Hornbeck Offshore Services, Inc. (a)(b)	115,013	955,758
Independence Contract Drilling, Inc. (a)(b)	94,591	378,364
ION Geophysical Corp. (a)	31,686	220,851
Key Energy Services, Inc. (a)(b)	479,802	145,476
Matrix Service Co. (a)	116,892	1,936,900
McDermott International, Inc. (a)(b)	958,156	4,551,241
Mitcham Industries, Inc. (a)(b)	40,926	160,430
Nabors Industries Ltd.	1,108,736	10,422,118
Natural Gas Services Group, Inc. (a)(b)	50,527	1,024,182
Newpark Resources, Inc. (a)	365,384	1,677,113
Noble Corp. (b)	963,020	8,031,587
Oceaneering International, Inc.	387,395	12,807,279
Oil States International, Inc. (a)	196,207	6,447,362
Parker Drilling Co. (a)	477,721	1,050,986
Patterson-UTI Energy, Inc.	573,710	10,676,743
PHI, Inc. (non-vtg.) (a)	47,780	817,038
Pioneer Energy Services Corp. (a)	267,695	955,671
Profire Energy, Inc. (a)	83,066	88,881
RigNet, Inc. (a)	52,479	652,314
Rowan Companies PLC (b)	489,917	8,294,295
RPC, Inc. (b)	238,317	3,515,176
SAExploration Holdings, Inc. (a)	4,850	2,765
SEACOR Holdings, Inc. (a)(b)	61,252	3,514,027
Superior Energy Services, Inc. (b)	604,341	10,418,839
Synthesis Energy Systems, Inc. (a)(b)	247,060	269,295
Tesco Corp. (b)	167,269	1,224,409
TETRA Technologies, Inc. (a)	316,221	1,729,729
Tidewater, Inc. (b)	190,894	826,571
U.S. Silica Holdings, Inc. (b)	243,609	6,950,165
Unit Corp. (a)	202,179	2,824,441
Weatherford International Ltd. (a)	3,493,153	19,596,588
Willbros Group, Inc. (a)	173,199	561,165
		188,130,908
Oil, Gas & Consumable Fuels - 2.4%
Abraxas Petroleum Corp. (a)(b)	360,502	407,367
Adams Resources & Energy, Inc.	9,909	384,370
Aemetis, Inc. (a)(b)	44,295	113,395
Alon U.S.A. Energy, Inc. (b)	107,220	809,511
Amyris, Inc. (a)(b)	207,691	119,422
Antero Resources Corp. (a)(b)	310,665	9,018,605
Approach Resources, Inc. (a)(b)	134,203	358,322
Ardmore Shipping Corp.	91,732	869,619
Barnwell Industries, Inc. (a)	11,298	18,077
Bill Barrett Corp. (a)(b)	203,802	1,449,032
Bonanza Creek Energy, Inc. (a)(b)	166,099	436,840
California Resources Corp. (b)	1,542,715	2,344,927
Callon Petroleum Co. (a)	469,842	5,351,500
Carrizo Oil & Gas, Inc. (a)(b)	214,319	8,251,282
Centrus Energy Corp. Class A (a)(b)	22,164	67,157
Cheniere Energy, Inc. (a)(b)	934,586	30,028,248
Clayton Williams Energy, Inc. (a)(b)	22,909	577,078
Clean Energy Fuels Corp. (a)(b)	277,825	902,931
Cloud Peak Energy, Inc. (a)(b)	245,192	480,576
Cobalt International Energy, Inc. (a)(b)	1,318,997	2,954,553
Comstock Resources, Inc. (a)(b)	164,381	108,491
CONSOL Energy, Inc. (b)	911,267	13,997,061
Contango Oil & Gas Co. (a)	70,084	758,309
Continental Resources, Inc. (a)(b)	324,405	13,644,474
CVR Energy, Inc. (b)	62,814	1,233,667
Dakota Plains Holdings, Inc. (a)(b)	515,397	62,466
Delek U.S. Holdings, Inc.	217,844	3,001,890
Denbury Resources, Inc. (b)	1,393,970	5,589,820
Diamondback Energy, Inc. (b)	283,271	25,763,497
Earthstone Energy, Inc. (a)(b)	8,088	107,570
Eclipse Resources Corp. (a)(b)	183,229	489,221
Energen Corp.	384,505	18,310,128
EP Energy Corp. (a)(b)	160,290	905,639
Evolution Petroleum Corp.	101,231	565,881
EXCO Resources, Inc. (a)(b)	720,767	650,060
FieldPoint Petroleum Corp. (a)	9,981	5,789
Gastar Exploration, Inc. (a)(b)	318,318	292,853
Gener8 Maritime, Inc. (a)	65,202	471,410
Gevo, Inc. (a)(b)	62,494	21,873
Green Plains, Inc.	140,896	2,615,030
Gulfport Energy Corp. (a)	488,507	15,016,705
Halcon Resources Corp. (a)	316,044	96,172
Hallador Energy Co. (b)	57,447	245,299
Harvest Natural Resources, Inc. (a)(b)	160,875	78,829
HollyFrontier Corp.	697,296	18,659,641
Houston American Energy Corp. (a)	98,796	21,241
Isramco, Inc. (a)(b)	3,497	325,920
Jones Energy, Inc. (a)	119,590	454,442
Kosmos Energy Ltd. (a)(b)	576,404	3,308,559
Laredo Petroleum, Inc. (a)(b)	490,065	5,934,687
Lucas Energy, Inc. (a)(b)	1,012	3,967
Magellan Petroleum Corp. (a)	20,946	27,230
Matador Resources Co. (a)(b)	340,287	7,731,321
Memorial Resource Development Corp. (a)	374,341	5,914,588
Mexco Energy Corp. (a)	2,119	4,768
Northern Oil & Gas, Inc. (a)(b)	216,184	942,562
Oasis Petroleum, Inc. (a)	690,065	6,928,253
Pacific Ethanol, Inc. (a)(b)	83,671	529,637
Panhandle Royalty Co. Class A	65,031	1,045,698
Par Petroleum Corp. (a)	119,502	1,828,381
Parsley Energy, Inc. Class A (a)	513,577	13,388,952
PBF Energy, Inc. Class A	389,311	10,266,131
PDC Energy, Inc. (a)(b)	178,919	10,386,248
Pedevco Corp. (a)(b)	61,846	18,548
Petroquest Energy, Inc. (a)	55,392	161,191
PrimeEnergy Corp. (a)	4,530	268,085
QEP Resources, Inc.	763,404	14,222,217
Renewable Energy Group, Inc. (a)	143,701	1,323,486
Resolute Energy Corp. (a)(b)	282,032	174,860
Rex American Resources Corp. (a)(b)	25,431	1,485,679
Rex Energy Corp. (a)(b)	201,679	149,263
Rice Energy, Inc. (a)(b)	473,180	9,581,895
Ring Energy, Inc. (a)(b)	131,770	1,066,019
RSP Permian, Inc. (a)(b)	272,145	8,961,735
Sanchez Energy Corp. (a)(b)	216,760	1,699,398
SemGroup Corp. Class A	180,410	5,735,234
SM Energy Co. (b)	271,975	8,572,652
Stone Energy Corp. (a)(b)	219,405	118,479
Synergy Resources Corp. (a)(b)	760,350	4,592,514
Syntroleum Corp. (a)(b)	21,880	0
Targa Resources Corp.	648,196	27,762,235
Teekay Corp. (b)	179,285	1,886,078
Tengasco, Inc. (a)	73,015	55,491
Torchlight Energy Resources, Inc. (a)(b)	82,228	56,326
TransAtlantic Petroleum Ltd. (a)	79,564	74,050
Triangle Petroleum Corp. (a)(b)	288,021	44,643
U.S. Energy Corp. (a)	99,524	35,829
Uranium Energy Corp. (a)(b)	393,299	306,773
Uranium Resources, Inc. (a)	22,822	33,092
VAALCO Energy, Inc. (a)	208,727	225,425
Vertex Energy, Inc. (a)(b)	54,529	75,795
W&T Offshore, Inc. (a)(b)	130,520	275,397
Warren Resources, Inc. (a)(b)	299,550	39,541
Western Refining, Inc. (b)	271,649	5,769,825
Westmoreland Coal Co. (a)(b)	66,816	540,541
Whiting Petroleum Corp. (a)(b)	810,480	10,009,428
World Fuel Services Corp.	281,779	12,953,381
WPX Energy, Inc. (a)(b)	935,016	9,621,315
Yuma Energy, Inc. (a)	106,091	27,562
Zion Oil & Gas, Inc. (a)	112,487	174,355
		384,775,509

TOTAL ENERGY		572,906,417

FINANCIALS - 25.4%
Banks - 6.1%
1st Century Bancshares, Inc. (a)	26,744	297,661
1st Source Corp.	77,486	2,626,001
Access National Corp.	28,887	593,050
ACNB Corp.	12,934	311,580
Allegiance Bancshares, Inc. (a)(b)	22,240	531,091
American National Bankshares, Inc.	28,161	763,445
American River Bankshares (a)	8,231	89,306
Ameris Bancorp	119,006	3,787,961
AmeriServ Financial, Inc. (b)	14,728	47,277
Ames National Corp.	27,281	686,390
Anchor Bancorp (a)	1,958	47,188
Arrow Financial Corp.	47,494	1,380,176
Associated Banc-Corp.	587,966	10,989,085
Atlantic Capital Bancshares, Inc. (a)	34,157	485,713
Auburn National Bancorp., Inc.	3,534	105,278
Avenue Financial Holdings, Inc. (a)	10,920	213,486
Banc of California, Inc.	194,985	3,911,399
BancFirst Corp.	37,244	2,335,944
Bancorp, Inc., Delaware (a)(b)	154,431	1,042,409
BancorpSouth, Inc.	339,689	8,115,170
Bank of Hawaii Corp.	175,432	12,604,789
Bank of Marin Bancorp	20,304	1,032,052
Bank of South Carolina Corp. (b)	10,268	162,337
Bank of the Ozarks, Inc. (b)	315,930	12,292,836
BankUnited, Inc.	409,313	13,548,260
Bankwell Financial Group, Inc.	9,668	207,959
Banner Corp. (b)	91,935	4,090,188
Bar Harbor Bankshares	22,746	766,313
BBCN Bancorp, Inc.	322,022	5,236,078
BCB Bancorp, Inc.	9,297	97,433
Berkshire Hills Bancorp, Inc.	139,217	3,825,683
Blue Hills Bancorp, Inc.	123,079	1,746,491
BNC Bancorp	152,622	3,638,508
BOK Financial Corp. (b)	82,066	5,230,887
Boston Private Financial Holdings, Inc.	349,734	4,403,151
Bridge Bancorp, Inc.	44,084	1,321,197
Brookline Bancorp, Inc., Delaware	313,404	3,644,889
Bryn Mawr Bank Corp.	81,577	2,385,311
C & F Financial Corp.	11,407	500,767
C1 Financial, Inc. (a)	37,318	890,034
California First National Bancorp	1,545	22,603
Camden National Corp.	29,600	1,273,392
Capital Bank Financial Corp. Series A	100,294	3,093,067
Capital City Bank Group, Inc.	39,065	605,508
Cardinal Financial Corp.	145,520	3,303,304
Carolina Bank Holdings, Inc. (a)	2,222	35,552
Carolina Financial Corp.	41,054	731,582
Cascade Bancorp (a)	114,458	646,688
Cathay General Bancorp	293,353	9,041,139
CB Financial Services, Inc.	38	836
Centerstate Banks of Florida, Inc.	204,586	3,236,551
Central Pacific Financial Corp.	129,311	3,099,585
Central Valley Community Bancorp	14,885	204,520
Century Bancorp, Inc. Class A (non-vtg.)	7,814	333,814
Chemical Financial Corp. (b)	155,619	6,131,389
Chemung Financial Corp.	11,097	352,441
CIT Group, Inc.	674,611	23,112,173
Citizens & Northern Corp.	49,346	1,000,737
Citizens Holding Co.	12,650	271,975
City Holding Co. (b)	78,433	3,855,766
CNB Financial Corp., Pennsylvania	43,829	782,348
CoBiz, Inc.	148,931	1,883,977
Codorus Valley Bancorp, Inc.	25,431	544,478
Colony Bankcorp, Inc. (a)	4,518	42,695
Columbia Banking Systems, Inc.	240,255	7,320,570
Commerce Bancshares, Inc.	324,155	15,860,904
Community Bank System, Inc.	191,073	7,879,851
Community Bankers Trust Corp. (a)	391	2,018
Community Financial Corp.	16,726	359,944
Community Trust Bancorp, Inc.	70,790	2,554,103
CommunityOne Bancorp (a)(b)	68,676	918,885
ConnectOne Bancorp, Inc.	121,702	1,927,760
County Bancorp, Inc.	25,129	522,934
CU Bancorp (a)	44,085	1,018,364
Cullen/Frost Bankers, Inc.	215,995	14,450,066
Customers Bancorp, Inc. (a)	102,615	2,759,317
CVB Financial Corp. (b)	407,258	7,147,378
DNB Financial Corp.	1,770	48,427
Eagle Bancorp, Inc. (a)	122,015	6,282,552
East West Bancorp, Inc.	569,068	21,966,025
Eastern Virginia Bankshares, Inc.	8,987	64,796
Enterprise Bancorp, Inc. (b)	22,504	523,668
Enterprise Financial Services Corp.	80,912	2,314,083
Evans Bancorp, Inc.	31	752
Farmers Capital Bank Corp.	28,648	778,939
Farmers National Banc Corp.	58,124	549,853
FCB Financial Holdings, Inc. Class A (a)	37,676	1,392,882
Fidelity Southern Corp.	83,813	1,371,181
Financial Institutions, Inc.	58,492	1,635,436
First Bancorp, North Carolina	85,693	1,690,723
First Bancorp, Puerto Rico (a)(b)	485,464	2,043,803
First Bancshares, Inc.	1,969	33,099
First Busey Corp.	130,538	2,896,638
First Business Finance Services, Inc.	37,553	928,686
First Citizen Bancshares, Inc.	36,935	9,568,381
First Commonwealth Financial Corp.	394,538	3,704,712
First Community Bancshares, Inc.	63,650	1,391,389
First Community Corp.	876	12,693
First Connecticut Bancorp, Inc.	52,765	855,848
First Financial Bancorp, Ohio	263,236	5,204,176
First Financial Bankshares, Inc. (b)	272,171	9,120,450
First Financial Corp., Indiana	54,755	2,022,650
First Foundation, Inc. (a)	47,299	1,085,512
First Horizon National Corp.	933,656	13,594,031
First Internet Bancorp	16,086	411,641
First Interstate Bancsystem, Inc.	99,832	2,892,133
First Merchants Corp.	181,589	4,704,971
First Midwest Bancorp, Inc., Delaware	350,526	6,554,836
First NBC Bank Holding Co. (a)	63,027	1,176,714
First Niagara Financial Group, Inc.	1,374,987	15,014,858
First Northwest Bancorp (a)	359	4,717
First of Long Island Corp.	49,578	1,491,802
First Republic Bank	565,165	40,923,598
First South Bancorp, Inc., Virginia	39,689	362,757
First United Corp. (a)	14,602	150,985
FirstMerit Corp.	660,250	14,974,470
Flushing Financial Corp.	128,655	2,683,743
FNB Corp., Pennsylvania	796,657	10,667,237
Franklin Financial Network, Inc. (a)	12,103	375,193
Fulton Financial Corp.	689,010	9,818,393
German American Bancorp, Inc.	55,078	1,772,961
Glacier Bancorp, Inc.	304,103	8,314,176
Glen Burnie Bancorp	18,661	195,941
Great Southern Bancorp, Inc.	40,977	1,607,528
Great Western Bancorp, Inc.	256,390	8,722,388
Green Bancorp, Inc. (a)	35,071	291,440
Guaranty Bancorp	73,421	1,174,736
Hampton Roads Bankshares, Inc. (a)(b)	275,254	481,695
Hancock Holding Co.	305,718	8,404,188
Hanmi Financial Corp.	131,995	3,212,758
Heartland Financial U.S.A., Inc.	75,356	2,644,996
Heritage Commerce Corp.	82,235	884,849
Heritage Financial Corp., Washington	130,856	2,389,431
Heritage Oaks Bancorp	87,401	703,578
Hilltop Holdings, Inc. (a)	320,168	6,544,234
Home Bancshares, Inc.	245,483	10,788,978
HomeTrust Bancshares, Inc. (a)	82,069	1,564,235
Horizon Bancorp Industries	36,474	900,908
Howard Bancorp, Inc. (a)(b)	18,478	242,986
IBERIABANK Corp.	135,153	8,379,486
Independent Bank Corp.	94,433	1,401,386
Independent Bank Corp., Massachusetts	114,372	5,637,396
Independent Bank Group, Inc.	44,978	1,710,064
International Bancshares Corp.	239,742	6,722,366
Investar Holding Corp.	5,343	82,282
Investors Bancorp, Inc.	1,386,741	16,599,290
Lakeland Bancorp, Inc.	139,107	1,605,295
Lakeland Financial Corp.	76,194	3,738,840
Landmark Bancorp, Inc.	37	929
LCNB Corp.	31,620	530,267
LegacyTexas Financial Group, Inc.	175,731	4,730,679
Live Oak Bancshares, Inc.	16,989	274,202
Macatawa Bank Corp.	68,107	487,646
MainSource Financial Group, Inc.	119,415	2,696,391
MB Financial, Inc. (b)	278,373	10,063,184
MBT Financial Corp.	30,761	243,935
Mercantile Bank Corp.	62,955	1,538,620
Merchants Bancshares, Inc.	19,984	609,712
Middleburg Financial Corp.	14,592	394,130
Middlefield Banc Corp.	60	1,966
Midsouth Bancorp, Inc.	31,992	331,757
MidWestOne Financial Group, Inc.	25,568	744,284
Monarch Financial Holdings, Inc.	18,568	356,320
MutualFirst Financial, Inc.	10,915	294,705
National Bank Holdings Corp.	138,299	2,938,854
National Bankshares, Inc. (b)	24,996	833,617
National Commerce Corp. (a)(b)	9,411	217,488
NBT Bancorp, Inc.	208,394	6,076,769
Northeast Bancorp	20,002	217,222
Northrim Bancorp, Inc.	23,983	636,749
Norwood Financial Corp.	3,693	104,327
OFG Bancorp	177,904	1,626,043
Ohio Valley Banc Corp.	8,415	187,486
Old Line Bancshares, Inc.	17,374	301,613
Old National Bancorp, Indiana (b)	554,982	7,303,563
Old Point Financial Corp.	2,505	48,848
Old Second Bancorp, Inc.	99,483	719,262
Opus Bank	75,669	2,849,695
Orrstown Financial Services, Inc.	21,236	400,192
Pacific Continental Corp.	71,890	1,192,655
Pacific Mercantile Bancorp (a)	39,140	283,765
Pacific Premier Bancorp, Inc. (a)	94,449	2,361,225
PacWest Bancorp	451,991	18,838,985
Park National Corp.	57,652	5,415,829
Park Sterling Corp.	197,532	1,471,613
Patriot National Bancorp, Inc. (a)	1,402	18,633
Peapack-Gladstone Financial Corp.	58,745	1,116,742
Penns Woods Bancorp, Inc. (b)	16,004	677,609
People's Utah Bancorp	7,475	128,196
Peoples Bancorp of North Carolina	1,842	35,882
Peoples Bancorp, Inc.	77,625	1,675,924
Peoples Financial Corp., Mississippi (a)	7,232	73,405
Peoples Financial Services Corp. (b)	25,706	947,780
Pinnacle Financial Partners, Inc.	143,733	7,068,789
Popular, Inc.	414,016	12,975,261
Porter Bancorp, Inc. (a)	3,733	6,757
Preferred Bank, Los Angeles	51,965	1,710,688
Premier Financial Bancorp, Inc.	10,929	177,159
PrivateBancorp, Inc.	310,510	13,771,119
Prosperity Bancshares, Inc.	260,770	14,042,465
QCR Holdings, Inc.	39,029	1,065,101
Renasant Corp.	174,958	6,020,305
Republic Bancorp, Inc., Kentucky Class A	38,600	1,070,378
Republic First Bancorp, Inc. (a)(b)	108,000	461,160
Royal Bancshares of Pennsylvania, Inc. Class A (a)	13,408	36,604
S&T Bancorp, Inc.	144,439	3,736,637
Sandy Spring Bancorp, Inc.	106,633	3,133,944
SB Financial Group, Inc.	532	5,820
Seacoast Banking Corp., Florida (a)	108,862	1,833,236
Select Bancorp, Inc. New (a)	98	793
ServisFirst Bancshares, Inc. (b)	88,697	4,615,792
Shore Bancshares, Inc.	32,593	359,175
Sierra Bancorp	42,347	731,333
Signature Bank (a)	209,705	28,310,175
Simmons First National Corp. Class A	116,405	5,526,909
South State Corp.	100,884	7,313,081
Southcoast Financial Corp. (a)	10,059	144,548
Southern First Bancshares, Inc. (a)	2,506	64,154
Southern National Bancorp of Virginia, Inc.	18,881	224,873
Southside Bancshares, Inc.	105,090	3,099,104
Southwest Bancorp, Inc., Oklahoma	82,567	1,401,162
State Bank Financial Corp.	159,039	3,457,508
Sterling Bancorp	474,473	7,809,826
Stock Yards Bancorp, Inc.	125,296	3,637,343
Stonegate Bank	63,728	2,036,747
Suffolk Bancorp	45,705	1,155,879
Summit Financial Group, Inc.	1,903	32,903
Sun Bancorp, Inc. (a)	33,728	699,856
SVB Financial Group (a)	201,918	22,251,364
Synovus Financial Corp.	489,834	15,757,960
Talmer Bancorp, Inc. Class A	263,349	5,251,179
TCF Financial Corp.	665,732	9,566,569
Texas Capital Bancshares, Inc. (a)(b)	180,562	9,251,997
The First Bancorp, Inc.	33,022	665,393
Tompkins Financial Corp.	54,825	3,648,056
TowneBank (b)	221,496	4,839,688
Trico Bancshares	95,060	2,676,890
TriState Capital Holdings, Inc. (a)	75,298	978,874
Triumph Bancorp, Inc. (a)	53,707	862,534
Trustmark Corp.	284,852	7,058,633
Two River Bancorp	1,393	15,142
UMB Financial Corp.	166,585	9,586,967
Umpqua Holdings Corp.	869,437	13,902,298
Union Bankshares Corp.	183,132	4,970,202
Union Bankshares, Inc.	439	14,761
United Bancorp, Inc.	41,665	407,067
United Bankshares, Inc., West Virginia (b)	264,225	10,518,797
United Community Bank, Inc.	279,174	5,619,773
United Security Bancshares, Inc.	8,545	73,914
United Security Bancshares, California	8,520	46,008
Unity Bancorp, Inc.	1,158	13,664
Univest Corp. of Pennsylvania	70,724	1,427,918
Valley National Bancorp	851,879	8,118,407
Veritex Holdings, Inc. (a)	15,988	248,933
Village Bank & Trust Financial Corp. (a)	8,883	199,868
Washington Trust Bancorp, Inc.	63,697	2,440,869
WashingtonFirst Bankshares, Inc.	8,276	185,796
Webster Financial Corp. (b)	363,789	14,245,977
WesBanco, Inc.	159,292	5,202,477
West Bancorp., Inc.	62,916	1,184,079
Westamerica Bancorp. (b)	102,152	4,969,695
Westbury Bancorp, Inc. (a)	15,948	316,887
Western Alliance Bancorp. (a)	355,410	13,398,957
Wilshire Bancorp, Inc.	281,301	3,215,270
Wintrust Financial Corp.	189,854	10,113,523
Xenith Bankshares, Inc. (a)	17,541	132,084
Yadkin Financial Corp.	183,130	4,847,451
Your Community Bankshares, Inc. (b)	4,061	155,171
		970,437,205
Capital Markets - 1.6%
Arlington Asset Investment Corp. (b)	94,735	1,259,976
Artisan Partners Asset Management, Inc.	146,518	4,788,208
Ashford, Inc. (a)	4,486	235,066
Associated Capital Group, Inc.	16,526	494,954
BGC Partners, Inc. Class A	711,931	6,613,839
Calamos Asset Management, Inc. Class A	66,235	509,347
Cohen & Steers, Inc.	82,249	3,173,989
Cowen Group, Inc. Class A (a)(b)	407,014	1,363,497
Diamond Hill Investment Group, Inc.	11,958	2,155,549
Eaton Vance Corp. (non-vtg.) (b)	449,717	16,351,710
Evercore Partners, Inc. Class A	153,945	8,005,140
FBR & Co.	29,224	561,685
Federated Investors, Inc. Class B (non-vtg.)	374,586	12,106,620
Fifth Street Asset Management, Inc. Class A	29,106	127,775
Financial Engines, Inc. (b)	207,350	5,731,154
FXCM, Inc. Class A (a)(b)	19,131	197,241
GAMCO Investors, Inc. Class A	16,526	606,008
Greenhill & Co., Inc.	104,768	2,160,316
HFF, Inc.	136,624	4,399,293
Houlihan Lokey	60,062	1,450,497
Institutional Financial Markets, Inc. (b)	16,813	14,165
Interactive Brokers Group, Inc.	215,141	8,644,365
INTL FCStone, Inc. (a)	64,346	1,794,610
Investment Technology Group, Inc.	132,967	2,451,911
Janus Capital Group, Inc.	560,591	8,509,771
KCG Holdings, Inc. Class A (a)	209,030	2,941,052
Ladenburg Thalmann Financial Services, Inc. (a)(b)	402,412	1,070,416
Lazard Ltd. Class A	513,113	18,051,315
LPL Financial (b)	300,351	8,376,789
Manning & Napier, Inc. Class A	54,262	511,148
Medley Management, Inc. (b)	4,790	29,075
Moelis & Co. Class A	86,671	2,310,649
National Holdings Corp. (a)	3,483	10,728
NorthStar Asset Management Group, Inc.	773,746	9,679,562
Oppenheimer Holdings, Inc. Class A (non-vtg.)	40,209	632,890
Piper Jaffray Companies (a)	58,981	2,490,768
PJT Partners, Inc.	68,695	1,783,322
Pzena Investment Management, Inc.	54,513	476,989
Raymond James Financial, Inc.	507,367	28,448,068
Safeguard Scientifics, Inc. (a)(b)	85,673	1,133,454
SEI Investments Co.	546,234	28,098,277
Silvercrest Asset Management Group Class A	17,895	219,214
Stifel Financial Corp. (a)	272,530	10,296,183
TD Ameritrade Holding Corp.	1,051,138	34,340,678
U.S. Global Investments, Inc. Class A	36,632	61,542
Vector Capital Corp. rights (a)	49,572	1
Virtu Financial, Inc. Class A	86,087	1,533,209
Virtus Investment Partners, Inc.	26,058	2,121,382
Waddell & Reed Financial, Inc. Class A (b)	320,106	6,840,665
Westwood Holdings Group, Inc.	31,636	1,813,376
WisdomTree Investments, Inc. (b)	438,808	5,441,219
Zais Group Holdings, Inc. (a)	127	225
		262,418,882
Consumer Finance - 0.6%
Ally Financial, Inc. (a)	1,738,315	31,185,371
Asta Funding, Inc. (a)	38,423	400,752
Atlanticus Holdings Corp. (a)	33,601	95,091
Cash America International, Inc.	98,033	3,555,657
Consumer Portfolio Services, Inc. (a)	62,243	243,370
Credit Acceptance Corp. (a)(b)	40,064	7,505,590
Emergent Capital, Inc. (a)(b)	97,592	390,368
Encore Capital Group, Inc. (a)(b)	90,712	2,439,246
Enova International, Inc. (a)(b)	106,637	776,317
EZCORP, Inc. (non-vtg.) Class A (a)(b)	223,585	1,515,906
First Cash Financial Services, Inc. (b)	116,698	5,098,536
First Marblehead Corp. (a)	27,325	106,021
Green Dot Corp. Class A (a)(b)	185,923	4,101,461
Imperial Holdings, Inc. warrants 4/11/19 (a)	3,852	356
J.G. Wentworth Co. (a)(b)	50,066	29,043
LendingClub Corp. (a)(b)	823,288	3,918,851
Nelnet, Inc. Class A	76,738	2,814,750
Nicholas Financial, Inc. (a)	73,640	795,312
OneMain Holdings, Inc. (a)(b)	180,493	5,642,211
PRA Group, Inc. (a)(b)	185,843	5,112,541
Regional Management Corp. (a)	42,651	728,053
Santander Consumer U.S.A. Holdings, Inc. (a)	435,370	5,598,858
SLM Corp. (a)	1,670,395	11,475,614
World Acceptance Corp. (a)(b)	33,676	1,470,968
		95,000,243
Diversified Financial Services - 0.8%
A-Mark Precious Metals, Inc.	15,543	248,377
BBX Capital Corp. (a)(b)	42,087	631,305
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc.	325,737	20,733,160
FactSet Research Systems, Inc.	162,940	25,918,866
Gain Capital Holdings, Inc.	100,645	696,463
MarketAxess Holdings, Inc.	147,931	20,701,464
Marlin Business Services Corp.	34,930	529,539
Morningstar, Inc.	79,366	6,700,871
MSCI, Inc. Class A	349,610	27,895,382
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)(b)	83,480	703,736
On Deck Capital, Inc. (a)(b)	154,311	797,788
PICO Holdings, Inc. (a)	92,014	852,050
Resource America, Inc. Class A	59,547	574,033
TheStreet.com, Inc.	85,257	99,751
Tiptree Financial, Inc.	128,445	725,714
Value Line, Inc.	13,155	218,110
Voya Financial, Inc.	816,667	26,835,678
		134,862,287
Insurance - 4.2%
1347 Property Insurance Holdings, Inc. (a)	6,993	48,392
Alleghany Corp. (a)	61,087	33,282,030
Allied World Assurance Co. Holdings AG	361,976	13,422,070
AMBAC Financial Group, Inc. (a)	175,979	2,901,894
American Equity Investment Life Holding Co.	320,497	5,195,256
American Financial Group, Inc.	279,027	20,447,099
American National Insurance Co.	37,691	4,504,451
Amerisafe, Inc.	80,284	4,875,647
AmTrust Financial Services, Inc. (b)	318,966	8,458,978
Arch Capital Group Ltd. (a)	487,829	35,445,655
Argo Group International Holdings, Ltd.	125,198	6,591,675
Aspen Insurance Holdings Ltd.	240,330	11,499,791
Assured Guaranty Ltd.	559,692	15,050,118
Atlas Financial Holdings, Inc. (a)	32,575	586,024
Axis Capital Holdings Ltd.	378,318	20,864,238
Baldwin & Lyons, Inc. Class B	33,745	790,983
Blue Capital Reinsurance Holdings Ltd.	23,939	415,342
Brown & Brown, Inc.	449,572	16,211,566
Citizens, Inc. Class A (a)(b)	170,904	1,363,814
CNA Financial Corp.	126,334	4,151,335
CNO Financial Group, Inc.	700,163	14,206,307
Crawford & Co. Class B	78,389	671,794
Donegal Group, Inc. Class A	26,385	427,173
eHealth, Inc. (a)(b)	71,274	985,007
EMC Insurance Group	30,828	823,724
Employers Holdings, Inc.	127,011	3,791,278
Endurance Specialty Holdings Ltd.	245,352	16,664,308
Enstar Group Ltd. (a)	48,866	7,616,743
Erie Indemnity Co. Class A	99,704	9,761,022
Everest Re Group Ltd.	165,268	29,601,151
FBL Financial Group, Inc. Class A	42,270	2,659,206
Federated National Holding Co.	50,478	1,089,315
Fidelity & Guaranty Life (b)	51,449	1,221,914
First Acceptance Corp. (a)	24,679	39,733
First American Financial Corp.	431,323	16,493,792
FNF Group	1,100,878	38,475,686
FNFV Group (a)(b)	323,709	3,890,982
Genworth Financial, Inc. Class A (a)(b)	1,971,834	7,295,786
Global Indemnity PLC (a)	37,631	1,133,446
Greenlight Capital Re, Ltd. (a)	129,165	2,627,216
Hallmark Financial Services, Inc. (a)	45,911	448,550
Hanover Insurance Group, Inc.	167,891	14,552,792
HCI Group, Inc.	36,061	1,144,937
Health Insurance Innovations, Inc. (a)	19,782	143,420
Heritage Insurance Holdings, Inc.	101,772	1,339,320
Horace Mann Educators Corp.	165,303	5,630,220
Independence Holding Co.	14,261	225,894
Infinity Property & Casualty Corp.	47,591	3,708,767
Investors Title Co.	4,573	426,478
James River Group Holdings Ltd.	64,733	2,288,312
Kemper Corp.	189,990	6,138,577
Maiden Holdings Ltd.	230,077	3,018,610
Markel Corp. (a)	55,421	52,816,213
MBIA, Inc. (a)(b)	514,165	3,701,988
Mercury General Corp.	149,160	7,841,341
National General Holdings Corp.	240,723	4,990,188
National Interstate Corp.	62,099	1,930,658
National Western Life Group, Inc.	9,296	1,984,789
Navigators Group, Inc.	46,487	4,234,036
Old Republic International Corp.	921,360	17,653,258
OneBeacon Insurance Group Ltd.	95,214	1,239,686
Patriot National, Inc. (a)(b)	43,348	327,277
Phoenix Companies, Inc. (a)	22,777	836,827
Primerica, Inc.	190,111	10,667,128
ProAssurance Corp.	221,630	11,633,359
Reinsurance Group of America, Inc.	256,386	25,418,108
RenaissanceRe Holdings Ltd.	167,097	19,301,374
RLI Corp.	152,485	10,080,783
Safety Insurance Group, Inc.	61,249	3,638,803
Selective Insurance Group, Inc.	236,330	8,779,660
State Auto Financial Corp.	61,570	1,262,185
State National Companies, Inc.	127,071	1,368,555
Stewart Information Services Corp.	87,451	3,254,926
Third Point Reinsurance Ltd. (a)(b)	234,926	2,748,634
Trupanion, Inc. (a)(b)	56,168	849,260
United Fire Group, Inc.	86,133	3,546,096
United Insurance Holdings Corp.	70,937	1,245,654
Universal Insurance Holdings, Inc. (b)	126,851	2,465,983
Validus Holdings Ltd.	322,885	15,721,271
W.R. Berkley Corp.	382,602	21,819,792
White Mountains Insurance Group Ltd.	20,103	16,190,554
WMI Holdings Corp. (a)	336,323	797,086
		662,993,290
Real Estate Investment Trusts - 10.4%
Acadia Realty Trust (SBI)	285,952	9,693,773
AG Mortgage Investment Trust, Inc.	118,038	1,653,712
Agree Realty Corp.	90,565	3,855,352
Alexanders, Inc.	15,826	5,797,855
Alexandria Real Estate Equities, Inc.	286,470	27,758,943
Altisource Residential Corp. Class B	219,951	2,203,909
American Assets Trust, Inc.	166,766	6,672,308
American Campus Communities, Inc.	517,678	24,341,220
American Capital Agency Corp.	1,353,743	25,572,205
American Capital Mortgage Investment Corp.	201,392	3,188,035
American Farmland Co. (b)	38,789	238,552
American Homes 4 Rent Class A	726,165	13,317,866
Annaly Capital Management, Inc. (b)	3,700,794	39,154,401
Anworth Mortgage Asset Corp.	522,696	2,420,082
Apollo Commercial Real Estate Finance, Inc. (b)	231,008	3,744,640
Apollo Residential Mortgage, Inc.	129,369	1,741,307
Apple Hospitality (REIT), Inc. (b)	622,635	11,350,636
Arbor Realty Trust, Inc.	168,473	1,175,942
Ares Commercial Real Estate Corp.	147,369	1,765,481
Armada Hoffler Properties, Inc.	115,690	1,399,849
Armour Residential REIT, Inc. (b)	139,393	2,704,224
Ashford Hospitality Prime, Inc.	103,173	1,116,332
Ashford Hospitality Trust, Inc.	336,029	1,690,226
Blackstone Mortgage Trust, Inc.	361,113	10,179,775
Bluerock Residental Growth (REIT), Inc.	67,533	806,344
Brandywine Realty Trust (SBI)	671,833	10,608,243
Brixmor Property Group, Inc. (b)	812,441	20,514,135
BRT Realty Trust (a)	19,147	137,475
Camden Property Trust (SBI)	337,212	28,733,835
Capstead Mortgage Corp.	393,696	3,803,103
Care Capital Properties, Inc.	339,291	8,818,173
CareTrust (REIT), Inc.	223,185	2,988,447
CatchMark Timber Trust, Inc.	149,487	1,615,954
CBL& Associates Properties, Inc.	593,615	5,710,576
Cedar Shopping Centers, Inc.	355,338	2,412,745
Chambers Street Properties	1,675,040	14,958,107
Chatham Lodging Trust	157,059	3,406,610
Cherry Hill Mortgage Investment Corp.	38,323	596,689
Chesapeake Lodging Trust	250,028	5,960,668
Chimera Investment Corp.	733,609	10,996,799
CIM Commercial Trust Corp.	63,757	1,163,565
City Office (REIT), Inc.	87,937	1,035,018
Colony Financial, Inc.	441,919	8,095,956
Colony Starwood Homes	154,481	4,204,973
Columbia Property Trust, Inc.	502,088	10,353,055
Communications Sales & Leasing, Inc.	479,923	11,988,477
Community Healthcare Trust, Inc.	48,328	901,800
Condor Hospitality Trust, Inc. (a)	1,649	3,249
CorEnergy Infrastructure Trust, Inc. (b)	50,531	1,215,271
Coresite Realty Corp.	119,263	9,046,099
Corporate Office Properties Trust (SBI)	370,773	10,021,994
Corrections Corp. of America	468,366	15,737,098
Cousins Properties, Inc.	761,060	8,173,784
CubeSmart	676,434	21,537,659
CyrusOne, Inc.	272,016	13,413,109
CYS Investments, Inc.	595,977	4,869,132
DCT Industrial Trust, Inc.	332,611	14,345,512
DDR Corp.	1,163,760	20,028,310
DiamondRock Hospitality Co.	774,610	6,925,013
Douglas Emmett, Inc.	549,122	18,609,745
Duke Realty LP	1,332,651	31,543,849
DuPont Fabros Technology, Inc.	288,321	12,198,862
Dynex Capital, Inc.	240,801	1,610,959
Easterly Government Properties, Inc.	78,889	1,476,802
EastGroup Properties, Inc.	123,895	7,932,997
Education Realty Trust, Inc.	248,320	10,625,613
Ellington Residential Mortgage REIT	28,927	375,762
Empire State Realty Trust, Inc.	479,804	9,092,286
EPR Properties	249,631	17,793,698
Equity Commonwealth (a)	500,426	14,457,307
Equity Lifestyle Properties, Inc.	317,613	23,281,033
Equity One, Inc.	359,753	10,598,323
FelCor Lodging Trust, Inc.	512,772	3,389,423
First Industrial Realty Trust, Inc.	444,632	11,009,088
First Potomac Realty Trust	233,279	2,087,847
Five Oaks Investment Corp.	62,057	310,285
Forest City Realty Trust, Inc.	873,742	19,930,055
Forest City Realty Trust, Inc.	36	802
Four Corners Property Trust, Inc.	216,743	4,213,484
Franklin Street Properties Corp.	381,396	4,351,728
Gaming & Leisure Properties	722,809	23,787,644
Getty Realty Corp.	133,752	2,704,465
Gladstone Commercial Corp.	92,895	1,544,844
Gladstone Land Corp.	66,704	682,382
Global Net Lease, Inc.	698,016	5,702,791
Global Self Storage, Inc.	70,475	353,080
Government Properties Income Trust (b)	292,415	5,731,334
Great Ajax Corp.	28,079	387,209
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	144,093	2,929,411
Hatteras Financial Corp.	372,398	5,991,884
Healthcare Realty Trust, Inc. (b)	409,849	13,029,100
Healthcare Trust of America, Inc.	540,587	16,314,916
Hersha Hospitality Trust	183,682	3,254,845
Highwoods Properties, Inc. (SBI)	369,984	18,003,421
Hospitality Properties Trust (SBI)	591,209	15,134,950
Hudson Pacific Properties, Inc.	353,758	9,944,137
Independence Realty Trust, Inc.	144,943	1,130,555
InfraReit, Inc.	92,221	1,583,435
Invesco Mortgage Capital, Inc.	455,325	6,547,574
Investors Real Estate Trust (b)	531,495	3,305,899
iStar Financial, Inc. (a)(b)	305,842	3,128,764
Jernigan Capital, Inc. (b)	21,999	305,786
Kilroy Realty Corp. (b)	359,414	22,696,994
Kite Realty Group Trust	344,396	9,253,921
Ladder Capital Corp. Class A	193,300	2,379,523
Lamar Advertising Co. Class A	324,057	21,079,908
LaSalle Hotel Properties (SBI)	437,669	10,114,531
Lexington Corporate Properties Trust	846,936	8,003,545
Liberty Property Trust (SBI)	575,051	21,460,903
LTC Properties, Inc.	158,061	7,368,804
Mack-Cali Realty Corp.	352,911	9,260,385
Medical Properties Trust, Inc.	952,077	13,995,532
MFA Financial, Inc.	1,498,641	10,805,202
Mid-America Apartment Communities, Inc. (b)	298,456	30,737,983
Monmouth Real Estate Investment Corp. Class A (b)	284,308	3,380,422
Monogram Residential Trust, Inc. (b)	662,424	6,716,979
National Health Investors, Inc.	138,088	9,642,685
National Retail Properties, Inc.	556,496	25,225,964
National Storage Affiliates Trust	94,433	1,968,928
New Residential Investment Corp.	910,176	12,360,190
New Senior Investment Group, Inc.	364,816	3,783,142
New York (REIT), Inc.	657,005	5,998,456
New York Mortgage Trust, Inc. (b)	451,716	2,687,710
Newcastle Investment Corp.	278,628	1,251,040
NexPoint Residential Trust, Inc.	81,233	1,148,635
NorthStar Realty Europe Corp.	260,248	2,927,790
NorthStar Realty Finance Corp.	753,205	10,168,268
Omega Healthcare Investors, Inc. (b)	648,243	20,691,917
One Liberty Properties, Inc. (b)	61,827	1,401,000
Orchid Island Capital, Inc. (b)	86,482	897,683
Outfront Media, Inc.	551,027	12,254,840
Owens Realty Mortgage, Inc.	33,263	531,210
Paramount Group, Inc.	681,592	11,164,477
Parkway Properties, Inc.	317,006	5,531,755
Pebblebrook Hotel Trust	285,836	7,208,784
Pennsylvania Real Estate Investment Trust (SBI)	268,651	5,668,536
PennyMac Mortgage Investment Trust	291,600	4,487,724
Physicians Realty Trust	519,557	9,866,387
Piedmont Office Realty Trust, Inc. Class A	594,361	11,916,938
Post Properties, Inc.	207,822	12,587,779
Potlatch Corp.	161,680	5,526,222
Power (REIT) (a)	1,227	5,791
Preferred Apartment Communities, Inc. Class A	97,537	1,356,740
PS Business Parks, Inc.	78,854	7,785,255
QTS Realty Trust, Inc. Class A	185,095	9,563,859
RAIT Financial Trust	327,689	1,087,927
Ramco-Gershenson Properties Trust (SBI)	325,713	5,866,091
Rayonier, Inc.	483,807	12,545,116
Redwood Trust, Inc. (b)	316,716	4,513,203
Regency Centers Corp.	386,097	29,575,030
Resource Capital Corp. (b)	135,278	1,722,089
Retail Opportunity Investments Corp.	426,133	8,616,409
Retail Properties America, Inc.	948,096	15,027,322
Rexford Industrial Realty, Inc.	257,290	5,120,071
RLJ Lodging Trust	500,923	10,263,912
Rouse Properties, Inc.	149,313	2,724,962
Ryman Hospitality Properties, Inc.	206,489	10,130,350
Sabra Health Care REIT, Inc.	268,249	5,617,134
Saul Centers, Inc.	55,021	3,091,080
Select Income REIT	261,430	6,439,021
Senior Housing Properties Trust (SBI)	937,328	17,509,287
Seritage Growth Properties (b)	57,351	2,650,190
Silver Bay Realty Trust Corp.	154,607	2,418,053
SoTHERLY Hotels, Inc.	42,144	215,777
Sovran Self Storage, Inc.	180,279	19,518,807
Spirit Realty Capital, Inc.	1,870,364	21,415,668
Stag Industrial, Inc.	260,318	5,557,789
Starwood Property Trust, Inc.	936,239	19,305,248
Store Capital Corp.	602,107	15,371,792
Summit Hotel Properties, Inc.	349,135	4,084,880
Sun Communities, Inc.	251,324	17,549,955
Sunstone Hotel Investors, Inc.	850,094	10,235,132
Tanger Factory Outlet Centers, Inc.	360,982	12,713,786
Taubman Centers, Inc.	238,132	16,328,711
Terreno Realty Corp.	186,940	4,475,344
The GEO Group, Inc.	293,325	9,755,990
TIER REIT, Inc.	201,319	3,019,785
Two Harbors Investment Corp.	1,449,007	12,287,579
UMH Properties, Inc.	98,719	981,267
United Development Funding IV (b)	118,635	379,632
Universal Health Realty Income Trust (SBI)	56,799	3,038,747
Urban Edge Properties	372,117	9,991,341
Urstadt Biddle Properties, Inc. Class A	133,799	2,831,187
VEREIT, Inc.	3,555,263	34,094,972
Washington REIT (SBI)	285,852	8,469,795
Weingarten Realty Investors (SBI)	449,715	16,922,775
Western Asset Mortgage Capital Corp. (b)	177,449	1,644,952
Wheeler REIT, Inc. (b)	17,690	26,712
Whitestone REIT Class B	100,173	1,370,367
WP Carey, Inc. (b)	390,755	25,051,303
WP Glimcher, Inc.	739,443	7,557,107
Xenia Hotels & Resorts, Inc.	448,816	7,234,914
ZAIS Financial Corp.	23,731	342,913
		1,653,807,787
Real Estate Management & Development - 0.6%
Alexander & Baldwin, Inc.	186,205	7,012,480
Altisource Portfolio Solutions SA (a)(b)	43,074	1,203,057
American Realty Investments, Inc. (a)	2,022	10,110
AV Homes, Inc. (a)(b)	44,054	553,318
Consolidated-Tomoka Land Co.	22,264	1,070,898
Farmland Partners, Inc.	43,759	488,788
Forestar Group, Inc. (a)(b)	135,057	1,653,098
FRP Holdings, Inc. (a)	24,947	763,378
Griffin Industrial Realty, Inc.	7,963	254,537
Howard Hughes Corp. (a)	140,459	15,346,550
InterGroup Corp. (a)	845	22,815
J.W. Mays, Inc. (a)	15	795
Jones Lang LaSalle, Inc.	177,942	20,972,244
Kennedy-Wilson Holdings, Inc.	362,458	7,727,605
Marcus & Millichap, Inc. (a)	56,466	1,435,366
Maui Land & Pineapple, Inc. (a)(b)	17,943	108,376
RE/MAX Holdings, Inc.	73,146	2,954,367
Realogy Holdings Corp. (a)	577,716	18,949,085
Tejon Ranch Co. (a)(b)	57,888	1,350,527
The RMR Group, Inc. (a)	29,502	874,439
The St. Joe Co. (a)(b)	306,607	5,328,830
Transcontinental Realty Investors, Inc. (a)	1,510	14,360
		88,095,023
Thrifts & Mortgage Finance - 1.1%
ASB Bancorp, Inc. (a)	23	573
Astoria Financial Corp.	372,413	5,951,160
Atlantic Coast Financial Corp. (a)	8,654	54,261
Bank Mutual Corp.	163,696	1,327,575
BankFinancial Corp.	75,843	963,965
Bear State Financial, Inc.	45,612	434,226
Beneficial Bancorp, Inc. (a)	357,084	4,917,047
BofI Holding, Inc. (a)(b)	228,563	4,290,128
BSB Bancorp, Inc. (a)(b)	29,828	685,149
Capitol Federal Financial, Inc.	520,908	7,073,931
Charter Financial Corp.	62,615	831,527
Chicopee Bancorp, Inc.	13,096	240,704
Citizens Community Bancorp, Inc.	2,013	19,707
Clifton Bancorp, Inc. (b)	102,761	1,552,719
Dime Community Bancshares, Inc.	144,735	2,657,335
Elmira Savings Bank	185	3,571
Entegra Financial Corp. (a)	1,687	29,523
ESSA Bancorp, Inc.	32,482	444,679
Essent Group Ltd. (a)	260,775	5,700,542
EverBank Financial Corp.	327,036	5,010,192
Farmer Mac Class C (non-vtg.)	37,651	1,358,072
First Capital, Inc.	12,982	409,582
First Clover Leaf Financial Corp.	10,566	124,362
First Defiance Financial Corp.	37,888	1,529,539
First Financial Northwest, Inc.	38,725	514,268
Flagstar Bancorp, Inc. (a)	87,156	2,112,661
Fox Chase Bancorp, Inc.	37,869	766,469
Greene County Bancorp, Inc.	2,032	35,784
Hamilton Bancorp, Inc. (a)	69	958
Hingham Institution for Savings	4,840	648,028
HMN Financial, Inc. (a)	3,871	55,278
Home Bancorp, Inc.	15,826	438,855
Home Federal Bancorp, Inc.	31	683
HomeStreet, Inc. (a)(b)	92,903	1,910,086
HopFed Bancorp, Inc.	18,100	218,105
Impac Mortgage Holdings, Inc. (a)(b)	31,836	449,843
Kearny Financial Corp.	92,949	1,216,702
Lake Sunapee Bank Group	20,505	337,102
Lendingtree, Inc. (a)(b)	27,564	2,294,703
Malvern Bancorp, Inc. (a)	2,719	43,477
Meridian Bancorp, Inc.	222,216	3,333,240
Meta Financial Group, Inc.	29,775	1,484,284
MGIC Investment Corp. (a)(b)	1,334,190	9,406,040
Nationstar Mortgage Holdings, Inc. (a)(b)	155,512	1,984,333
New York Community Bancorp, Inc. (b)	1,908,869	30,045,598
NMI Holdings, Inc. (a)	221,803	1,384,051
Northfield Bancorp, Inc.	188,014	2,923,618
Northwest Bancshares, Inc. (b)	418,907	6,204,013
Ocean Shore Holding Co.	5,982	104,027
OceanFirst Financial Corp.	85,711	1,598,082
Ocwen Financial Corp. (a)	404,490	800,890
Oritani Financial Corp.	165,696	2,775,408
PB Bancorp, Inc.	7,070	60,519
PennyMac Financial Services, Inc. (a)	84,716	1,166,539
PHH Corp. (a)	172,202	2,459,045
Poage Bankshares, Inc.	6,654	108,194
Provident Bancorp, Inc. (a)	5,687	79,675
Provident Financial Holdings, Inc.	21,795	397,105
Provident Financial Services, Inc.	240,192	4,904,721
Prudential Bancorp, Inc.	917	13,663
Radian Group, Inc.	813,868	10,100,102
Riverview Bancorp, Inc.	30,435	141,827
Security National Financial Corp. Class A	36,865	163,312
SI Financial Group, Inc.	23,177	322,392
Southern Missouri Bancorp, Inc.	20,482	494,231
Stonegate Mortgage Corp. (a)(b)	75,820	287,358
Territorial Bancorp, Inc.	30,643	806,217
TFS Financial Corp.	326,856	6,030,493
Timberland Bancorp, Inc.	12,774	191,355
Trustco Bank Corp., New York	396,403	2,604,368
United Community Bancorp, Inc.	1,461	20,600
United Community Financial Corp.	251,020	1,528,712
United Financial Bancorp, Inc. New	209,182	2,780,029
Walker & Dunlop, Inc. (a)(b)	115,568	2,777,099
Walter Investment Management Corp. (a)(b)	145,755	724,402
Washington Federal, Inc.	373,009	9,321,495
Waterstone Financial, Inc.	131,265	1,900,717
Westfield Financial, Inc.	94,628	729,582
WSFS Financial Corp.	112,419	3,987,502
		172,797,909

TOTAL FINANCIALS		4,040,412,626

HEALTH CARE - 11.9%
Biotechnology - 4.2%
Abeona Therapeutics, Inc. (a)(b)	23,983	70,030
ACADIA Pharmaceuticals, Inc. (a)(b)	344,624	12,210,028
Acceleron Pharma, Inc. (a)(b)	130,558	4,466,389
Achillion Pharmaceuticals, Inc. (a)(b)	464,020	4,338,587
Acorda Therapeutics, Inc. (a)(b)	186,337	5,301,288
Actinium Pharmaceuticals, Inc. (a)(b)	112,631	217,378
Adamas Pharmaceuticals, Inc. (a)(b)	61,583	1,035,826
Aduro Biotech, Inc. (a)	30,933	380,167
Advaxis, Inc. (a)(b)	106,528	986,449
Adverum Biotechnologies, Inc. (a)	53,874	243,510
Aegerion Pharmaceuticals, Inc. (a)(b)	123,636	220,072
Agenus, Inc. (a)(b)	287,362	1,212,668
Agios Pharmaceuticals, Inc. (a)(b)	106,402	5,953,192
Aimmune Therapeutics, Inc. (a)(b)	43,927	674,279
Akebia Therapeutics, Inc. (a)(b)	129,131	1,150,557
Alder Biopharmaceuticals, Inc. (a)(b)	168,949	5,080,296
Aldeyra Therapeutics, Inc. (a)(b)	22,558	131,062
Alkermes PLC (a)(b)	600,197	27,855,143
Alnylam Pharmaceuticals, Inc. (a)(b)	295,715	21,208,680
AMAG Pharmaceuticals, Inc. (a)(b)	133,508	2,862,412
Amicus Therapeutics, Inc. (a)(b)	492,775	3,488,847
AmpliPhi Biosciences Corp. (a)(b)	17,690	55,370
Anacor Pharmaceuticals, Inc. (a)(b)	175,932	17,470,048
Anavex Life Sciences Corp. (a)(b)	128,061	568,591
Anthera Pharmaceuticals, Inc. (a)(b)	129,963	478,264
Applied Genetic Technologies Corp. (a)	47,677	820,044
Aquinox Pharmaceuticals, Inc. (a)(b)	43,509	358,079
ARCA Biopharma, Inc. (a)(b)	7,333	24,419
Ardelyx, Inc. (a)(b)	75,570	691,466
Arena Pharmaceuticals, Inc. (a)(b)	996,716	1,804,056
Argos Therapeutics, Inc. (a)(b)	52,113	321,537
ARIAD Pharmaceuticals, Inc. (a)(b)	748,579	6,624,924
ArQule, Inc. (a)	223,720	393,747
Array BioPharma, Inc. (a)(b)	514,508	1,939,695
Arrowhead Pharmaceuticals, Inc. (a)	241,140	1,478,188
Asterias Biotherapeutics, Inc. (a)(b)	52,700	165,478
Atara Biotherapeutics, Inc. (a)(b)	69,137	1,252,071
Athersys, Inc. (a)(b)	318,191	731,839
aTyr Pharma, Inc. (a)	24,717	81,813
AVEO Pharmaceuticals, Inc. (a)(b)	226,280	214,966
Aviragen Therapeutics, Inc. (a)	114,179	168,985
Bellicum Pharmaceuticals, Inc. (a)(b)	31,753	370,558
Biocept, Inc. (a)(b)	60,358	38,062
BioCryst Pharmaceuticals, Inc. (a)(b)	290,153	983,619
BioMarin Pharmaceutical, Inc. (a)	640,846	57,451,844
Biospecifics Technologies Corp. (a)	20,059	752,814
BioTime, Inc. (a)(b)	232,753	665,674
bluebird bio, Inc. (a)(b)	147,441	6,671,705
Blueprint Medicines Corp. (b)	42,805	812,867
BrainStorm Cell Therpeutic, Inc. (a)(b)	45,873	101,838
Calithera Biosciences, Inc. (a)(b)	34,697	181,812
Cancer Genetics, Inc. (a)(b)	27,876	60,212
Capricor Therapeutics, Inc. (a)(b)	40,820	122,868
Cara Therapeutics, Inc. (a)	63,234	408,492
CareDx, Inc. (a)	9,326	41,407
CASI Pharmaceuticals, Inc. (a)	37,512	46,140
Catabasis Pharmaceuticals, Inc. (b)	25,262	170,519
Catalyst Biosciences, Inc. (a)	21,490	33,095
Catalyst Pharmaceutical Partners, Inc. (a)(b)	276,321	169,937
Cel-Sci Corp. (a)(b)	339,496	184,007
Celator Pharmaceuticals, Inc. (a)(b)	123,019	3,700,412
Celldex Therapeutics, Inc. (a)(b)	388,495	1,779,307
Cellectar Biosciences, Inc. (a)	4,485	14,576
Cellular Biomedicine Group, Inc. (a)(b)	29,329	427,910
Celsion Corp. (a)(b)	60,020	81,027
Cepheid, Inc. (a)	284,110	7,957,921
Ceres, Inc. (a)(b)	25,094	5,583
Cerulean Pharma, Inc. (a)(b)	48,961	118,486
ChemoCentryx, Inc. (a)(b)	80,697	434,957
Chiasma, Inc. (a)(b)	30,058	96,486
Chimerix, Inc. (a)(b)	158,434	776,327
Cidara Therapeutics, Inc. (a)(b)	14,000	165,480
Cleveland Biolabs, Inc. (a)(b)	10,000	21,700
Clovis Oncology, Inc. (a)(b)	133,198	2,241,722
Coherus BioSciences, Inc. (a)(b)	47,381	883,656
Colucid Pharmaceuticals, Inc. (b)	21,348	149,436
Conatus Pharmaceuticals, Inc. (a)(b)	52,030	119,669
Concert Pharmaceuticals, Inc. (a)	59,495	791,878
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	76,742	250,179
CorMedix, Inc. (a)(b)	133,434	377,618
CTI BioPharma Corp. (a)(b)	813,794	362,789
Cubist Pharmaceuticals, Inc. rights (a)	105,448	1
Curis, Inc. (a)	448,089	784,156
Cyclacel Pharmaceuticals, Inc. (a)(b)	5,709	23,635
Cytokinetics, Inc. (a)(b)	154,408	1,258,425
CytomX Therapeutics, Inc. (a)	29,265	316,062
Cytori Therapeutics, Inc. (a)	42,765	120,597
Cytori Therapeutics, Inc. rights 6/9/16 (a)	42,766	0
CytRx Corp. (a)(b)	205,144	613,381
Dicerna Pharmaceuticals, Inc. (a)	54,393	202,342
Dimension Therapeutics, Inc.	44,008	352,064
Dyax Corp. rights 12/31/19 (a)	559,523	1,331,665
Dynavax Technologies Corp. (a)(b)	148,743	2,467,646
Eagle Pharmaceuticals, Inc. (a)(b)	35,982	1,710,224
Edge Therapeutics, Inc. (a)	37,290	308,761
Editas Medicine, Inc.	27,401	1,016,303
Eiger Biopharmaceuticals, Inc. (a)	2,413	50,938
Eleven Biotherapeutics, Inc. (a)(b)	33,461	41,492
Emergent BioSolutions, Inc. (a)(b)	119,435	5,240,808
Enanta Pharmaceuticals, Inc. (a)	52,541	1,288,831
Epirus Biopharmaceuticals, Inc. (a)	53,731	32,862
Epizyme, Inc. (a)(b)	141,319	1,562,988
Esperion Therapeutics, Inc. (a)(b)	57,634	986,694
Exact Sciences Corp. (a)(b)	380,087	2,523,778
Exelixis, Inc. (a)(b)	815,305	5,291,329
Fate Therapeutics, Inc. (a)	72,909	111,551
Fibrocell Science, Inc. (a)(b)	125,506	289,919
FibroGen, Inc. (a)	194,468	3,628,773
Five Prime Therapeutics, Inc. (a)(b)	97,790	4,470,959
Flexion Therapeutics, Inc. (a)(b)	39,522	689,264
Fortress Biotech, Inc. (a)(b)	160,408	452,351
Foundation Medicine, Inc. (a)(b)	49,011	923,857
Galectin Therapeutics, Inc. (a)(b)	80,065	118,496
Galena Biopharma, Inc. (a)(b)	705,877	1,277,637
Genocea Biosciences, Inc. (a)(b)	72,934	342,790
Genomic Health, Inc. (a)	71,549	1,917,513
GenVec, Inc. (a)(b)	142,471	86,907
Geron Corp. (a)(b)	617,419	1,827,560
Global Blood Therapeutics, Inc. (a)(b)	25,063	599,507
GlobeImmune, Inc. (a)(b)	5,000	5,950
GlycoMimetics, Inc. (a)	32,989	271,829
GTx, Inc. (a)(b)	309,343	216,540
Halozyme Therapeutics, Inc. (a)(b)	431,037	4,336,232
Harvard Apparatus (a)	22,493	31,715
Heat Biologics, Inc. (a)	18,898	13,172
Hemispherx Biopharma, Inc. (a)(b)	767,203	90,914
Heron Therapeutics, Inc. (a)(b)	119,193	2,550,730
Histogenics Corp. (a)	270	497
iBio, Inc. (a)(b)	302,306	205,568
Idera Pharmaceuticals, Inc. (a)(b)	391,572	618,684
Ignyta, Inc. (a)(b)	126,561	858,716
Immucell Corp. (a)	6,741	44,693
Immune Design Corp. (a)(b)	28,510	357,801
Immune Pharmaceuticals, Inc. (a)(b)	99,919	32,973
ImmunoCellular Therapeutics Ltd. (a)(b)	397,924	103,420
ImmunoGen, Inc. (a)(b)	353,362	1,992,962
Immunomedics, Inc. (a)(b)	371,565	1,798,375
Incyte Corp. (a)(b)	677,450	57,183,555
Infinity Pharmaceuticals, Inc. (a)	177,419	940,321
Inotek Pharmaceuticals Corp. (a)(b)	52,560	483,552
Inovio Pharmaceuticals, Inc. (a)(b)	277,501	3,141,311
Insmed, Inc. (a)	258,127	3,045,899
Insys Therapeutics, Inc. (a)(b)	94,099	1,472,649
Intercept Pharmaceuticals, Inc. (a)(b)	68,674	10,188,475
Intrexon Corp. (a)(b)	199,756	6,140,499
Invitae Corp. (a)(b)	56,473	513,904
Ionis Pharmaceuticals, Inc. (a)	478,384	10,854,533
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	490,900	6,131,341
IsoRay, Inc. (a)(b)	212,731	199,967
Juno Therapeutics, Inc. (a)(b)	293,456	12,744,794
Karyopharm Therapeutics, Inc. (a)(b)	75,665	724,114
Keryx Biopharmaceuticals, Inc. (a)(b)	415,700	2,498,357
Kindred Biosciences, Inc. (a)	44,644	182,148
Kite Pharma, Inc. (a)(b)	169,670	8,695,588
La Jolla Pharmaceutical Co. (a)(b)	54,204	872,684
Lexicon Pharmaceuticals, Inc. (a)(b)	179,208	2,546,546
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	68,517	8,193,948
General CVR	26,087	678
Glucagon CVR (a)	26,087	991
rights (a)	26,087	94
TR Beta CVR	26,087	470
Lion Biotechnologies, Inc. (a)(b)	189,227	1,116,439
Loxo Oncology, Inc. (a)(b)	45,802	1,236,654
Lpath, Inc. (a)(b)	62,657	10,652
Macrogenics, Inc. (a)	116,859	2,986,916
MannKind Corp. (a)(b)	1,073,048	1,019,396
Mast Therapeutics, Inc. (a)(b)	531,478	205,151
Medgenics, Inc. (a)(b)	113,875	649,088
MediciNova, Inc. (a)(b)	104,441	679,911
Medivation, Inc. (a)	651,825	39,409,340
MEI Pharma, Inc. (a)(b)	92,428	133,096
Merrimack Pharmaceuticals, Inc. (a)(b)	434,027	2,894,960
MiMedx Group, Inc. (a)(b)	388,744	3,059,415
Minerva Neurosciences, Inc. (a)(b)	24,020	295,446
Mirati Therapeutics, Inc. (a)(b)	59,736	1,083,014
Momenta Pharmaceuticals, Inc. (a)(b)	252,110	2,969,856
Myriad Genetics, Inc. (a)(b)	280,697	9,512,821
Nanosphere, Inc. (a)(b)	17,987	30,578
NanoViricides, Inc. (a)(b)	143,363	273,823
NantKwest, Inc. (a)(b)	35,665	271,767
Natera, Inc. (a)(b)	49,676	685,032
Navidea Biopharmaceuticals, Inc. (a)(b)	521,568	432,901
Neothetics, Inc. (a)(b)	19,486	27,475
Neuralstem, Inc. (a)(b)	348,690	116,811
Neurocrine Biosciences, Inc. (a)	315,654	15,672,221
NewLink Genetics Corp. (a)(b)	83,730	982,153
Nivalis Therapeutics, Inc.	23,438	116,956
Northwest Biotherapeutics, Inc. (a)(b)	158,536	121,296
Novavax, Inc. (a)(b)	1,083,598	6,599,112
Ohr Pharmaceutical, Inc. (a)(b)	106,178	342,955
OncoCyte Corp. (a)	11,637	49,574
OncoGenex Pharmaceuticals, Inc. (a)(b)	89,591	89,591
OncoMed Pharmaceuticals, Inc. (a)(b)	54,036	800,273
Onconova Therapeutics, Inc. (a)(b)	34,799	14,616
Oncothyreon, Inc. (a)(b)	371,190	430,580
Opexa Therapeutics, Inc. (a)(b)	35,198	114,394
OpGen, Inc. (a)(b)	81,354	144,810
Ophthotech Corp. (a)(b)	114,882	6,169,163
Opko Health, Inc. (a)(b)	1,272,489	13,526,558
Oragenics, Inc. (a)(b)	79,968	45,582
Organovo Holdings, Inc. (a)(b)	313,584	915,665
Osiris Therapeutics, Inc. (b)	62,249	311,556
Otonomy, Inc. (a)	82,870	1,217,360
OvaScience, Inc. (a)(b)	97,771	722,528
OXiGENE, Inc. (a)(b)	55,832	36,855
Palatin Technologies, Inc. (a)(b)	163,845	86,068
PDL BioPharma, Inc.	640,799	2,300,468
Peregrine Pharmaceuticals, Inc. (a)(b)	744,971	314,229
Pfenex, Inc. (a)	61,178	425,799
PharmAthene, Inc. (a)(b)	248,162	555,883
Portola Pharmaceuticals, Inc. (a)(b)	225,364	6,193,003
Progenics Pharmaceuticals, Inc. (a)(b)	265,763	1,335,459
Proteon Therapeutics, Inc. (a)(b)	24,275	154,875
Proteostasis Therapeutics, Inc.	34,112	563,530
Prothena Corp. PLC (a)(b)	137,563	6,677,308
PTC Therapeutics, Inc. (a)(b)	120,980	987,197
Puma Biotechnology, Inc. (a)(b)	87,751	3,316,110
Radius Health, Inc. (a)(b)	136,345	4,943,870
Raptor Pharmaceutical Corp. (a)(b)	347,180	1,919,905
Recro Pharma, Inc. (a)(b)	17,166	143,679
REGENXBIO, Inc. (a)(b)	30,118	372,258
Regulus Therapeutics, Inc. (a)(b)	105,785	649,520
Repligen Corp. (a)(b)	130,283	3,121,581
Retrophin, Inc. (a)(b)	129,635	2,304,910
Rexahn Pharmaceuticals, Inc. (a)(b)	663,874	212,440
Rigel Pharmaceuticals, Inc. (a)	366,630	945,905
RXi Pharmaceuticals Corp. (a)	26,638	58,870
Sage Therapeutics, Inc. (a)	66,847	2,199,935
Sangamo Biosciences, Inc. (a)(b)	280,976	1,938,734
Sarepta Therapeutics, Inc. (a)(b)	167,345	3,502,531
Seattle Genetics, Inc. (a)(b)	425,019	17,183,518
Seres Therapeutics, Inc. (b)	31,236	950,511
Sorrento Therapeutics, Inc. (a)(b)	98,249	683,813
Spark Therapeutics, Inc. (a)(b)	60,287	3,373,058
Spectrum Pharmaceuticals, Inc. (a)(b)	229,828	1,721,412
StemCells, Inc. (a)	32,031	18,258
Stemline Therapeutics, Inc. (a)(b)	63,004	524,193
Sunesis Pharmaceuticals, Inc. (a)(b)	279,837	139,919
Synergy Pharmaceuticals, Inc. (a)(b)	713,647	2,619,084
Synta Pharmaceuticals Corp. (a)(b)	447,308	156,558
Synthetic Biologics, Inc. (a)(b)	314,451	688,648
T2 Biosystems, Inc. (a)(b)	68,463	590,151
Tenax Therapeutics, Inc. (a)(b)	74,064	188,123
TESARO, Inc. (a)(b)	132,857	6,151,279
TetraLogic Pharmaceuticals Corp. (a)(b)	63,792	21,370
TG Therapeutics, Inc. (a)(b)	157,693	1,185,851
Threshold Pharmaceuticals, Inc. (a)(b)	253,633	118,573
Tobira Therapeutics, Inc. (a)(b)	8,246	76,276
Tokai Pharmaceuticals, Inc. (a)(b)	28,989	210,170
TONIX Pharmaceuticals Holding (a)(b)	69,435	169,421
TRACON Pharmaceuticals, Inc. (a)(b)	15,504	103,567
Trevena, Inc. (a)(b)	128,186	938,322
Trovagene, Inc. (a)(b)	105,483	555,895
Ultragenyx Pharmaceutical, Inc. (a)(b)	142,071	10,385,390
United Therapeutics Corp. (a)(b)	179,354	21,355,681
Vanda Pharmaceuticals, Inc. (a)	191,948	1,996,259
VBI Vaccines, Inc. (a)	17	63
Venaxis, Inc. (a)	15,089	50,397
Verastem, Inc. (a)(b)	127,456	189,909
Vericel Corp. (a)	74,721	209,219
Versartis, Inc. (a)(b)	79,103	728,539
Vical, Inc. (a)	22,947	95,689
Viking Therapeutics, Inc. (a)	119	164
Vitae Pharmaceuticals, Inc. (a)(b)	80,337	805,780
Vital Therapies, Inc. (a)(b)	89,620	728,611
Voyager Therapeutics, Inc. (a)(b)	22,537	312,814
vTv Therapeutics, Inc. Class A (a)	25,196	150,168
Windtree Therapeutics, Inc. (a)	42,582	111,139
Xbiotech, Inc. (a)(b)	19,593	301,732
Xencor, Inc. (a)(b)	130,808	1,848,317
XOMA Corp. (a)(b)	371,939	254,815
Zafgen, Inc. (a)(b)	77,644	548,167
ZIOPHARM Oncology, Inc. (a)(b)	517,531	4,031,566
		664,525,080
Health Care Equipment & Supplies - 2.8%
Abaxis, Inc.	85,075	3,915,152
Abiomed, Inc. (a)(b)	154,235	15,317,078
Accuray, Inc. (a)(b)	315,171	1,717,682
Aethlon Medical, Inc. (a)(b)	20,809	105,710
Akers Biosciences, Inc. (a)(b)	12,000	25,800
Alere, Inc. (a)	342,132	14,694,569
Align Technology, Inc. (a)(b)	286,624	22,594,570
Allied Healthcare Products, Inc. (a)(b)	4,954	3,121
Alliqua Biomedical, Inc. (a)	63,749	79,686
Alphatec Holdings, Inc. (a)(b)	230,873	47,791
Amedica Corp. (a)	45,747	61,758
Analogic Corp.	52,507	4,305,574
Angiodynamics, Inc. (a)	110,860	1,331,429
Anika Therapeutics, Inc. (a)(b)	59,059	2,794,672
Antares Pharma, Inc. (a)(b)	554,397	537,765
Atossa Genetics, Inc. (a)(b)	80,935	27,113
Atricure, Inc. (a)(b)	110,847	1,606,173
Atrion Corp.	6,025	2,366,198
Avinger, Inc. (a)(b)	19,354	218,120
AxoGen, Inc. (a)	80,896	449,782
BioLase Technology, Inc. (a)(b)	142,344	165,119
BioLife Solutions, Inc. (a)(b)	5,828	9,150
Bovie Medical Corp. (a)	73,582	117,731
Cantel Medical Corp.	144,815	9,620,060
Cardica, Inc. (a)	25,108	65,030
Cardiovascular Systems, Inc. (a)	122,905	2,075,865
CAS Medical Systems, Inc. (a)	6,117	11,316
Cerus Corp. (a)(b)	404,425	2,248,603
Cesca Therapeutics, Inc. (a)	3,165	8,989
Chembio Diagnostics, Inc. (a)	16,328	140,258
Cogentix Medical, Inc. (a)	51,631	36,766
ConforMis, Inc. (a)(b)	38,184	286,762
CONMED Corp.	102,715	4,090,111
Corindus Vascular Robotics, Inc. (b)	299,051	334,937
Cryolife, Inc.	106,768	1,233,170
Cutera, Inc. (a)	50,450	528,716
Cynosure, Inc. Class A (a)(b)	92,141	4,401,576
CytoSorbents Corp. (a)(b)	88,558	379,914
Delcath Systems, Inc. (a)(b)	31,941	9,662
Derma Sciences, Inc. (a)(b)	83,882	339,722
DexCom, Inc. (a)(b)	323,717	20,876,509
Dynatronics Corp. (a)	3,425	9,248
Echo Therapeutics, Inc. (a)(b)	50,324	84,544
Electromed, Inc. (a)	18,483	77,813
EndoChoice Holdings, Inc. (a)(b)	20,152	87,460
Endologix, Inc. (a)(b)	282,428	3,578,363
Entellus Medical, Inc. (a)(b)	21,579	387,127
EnteroMedics, Inc. (a)	21,518	11,620
ERBA Diagnostics, Inc. (a)	51,403	44,721
Escalon Medical Corp. (a)	3,512	2,534
Exactech, Inc. (a)	45,189	1,115,265
Fonar Corp. (a)	24,768	394,307
Genmark Diagnostics, Inc. (a)	168,201	1,266,554
Glaukos Corp.	24,550	597,793
Globus Medical, Inc. (a)(b)	288,717	6,998,500
Great Basin Scientific, Inc. (a)	15,991	31,023
Greatbatch, Inc. (a)	101,050	3,189,138
Haemonetics Corp. (a)	201,943	5,654,404
Halyard Health, Inc. (a)(b)	184,599	5,739,183
Hansen Medical, Inc. (a)	23,684	94,736
HeartWare International, Inc. (a)	66,985	1,969,359
Hill-Rom Holdings, Inc.	224,008	11,005,513
ICU Medical, Inc. (a)	58,941	6,129,275
IDEXX Laboratories, Inc. (a)(b)	353,490	30,955,119
Inogen, Inc. (a)(b)	57,635	2,751,495
InspireMD, Inc. (a)	9,845	4,578
Insulet Corp. (a)	223,016	6,694,940
Integra LifeSciences Holdings Corp. (a)	114,326	8,541,295
Invacare Corp.	117,090	1,252,863
InVivo Therapeutics Holdings Corp. (a)(b)	122,248	828,841
Invuity, Inc. (b)	11,640	72,750
IRadimed Corp. (a)(b)	17,654	327,305
Iridex Corp. (a)	18,028	248,786
K2M Group Holdings, Inc. (a)	104,211	1,302,638
Kewaunee Scientific Corp.	5,250	87,150
Lantheus Holdings, Inc. (a)	32,641	63,650
LDR Holding Corp. (a)(b)	94,090	1,978,713
LeMaitre Vascular, Inc.	49,138	686,458
LivaNova PLC (a)(b)	171,191	8,355,833
Masimo Corp. (a)	180,858	8,995,877
MELA Sciences, Inc. (a)	11,736	8,500
Meridian Bioscience, Inc.	180,955	3,525,003
Merit Medical Systems, Inc. (a)	177,744	3,336,255
MGC Diagnostics Corp. (a)	3,151	18,906
Milestone Scientific, Inc. (a)	45,410	122,607
Misonix, Inc. (a)	18,363	86,857
Natus Medical, Inc. (a)(b)	132,768	4,292,389
Neogen Corp. (a)	150,571	7,433,690
NeuroMetrix, Inc. (a)(b)	6,742	11,394
Nevro Corp. (a)(b)	51,649	3,600,968
NuVasive, Inc. (a)(b)	196,005	10,656,792
Nuvectra Corp. (a)	32,436	291,924
NxStage Medical, Inc. (a)(b)	234,728	4,436,359
OncoSec Medical, Inc. (a)(b)	52,231	90,882
OraSure Technologies, Inc. (a)	230,100	1,767,168
Orthofix International NV (a)	79,878	3,533,004
Penumbra, Inc. (a)	16,583	875,417
PhotoMedex, Inc. (a)(b)	62,914	16,987
Presbia PLC (a)(b)	11,158	51,885
Quidel Corp. (a)(b)	119,955	1,992,453
ResMed, Inc. (b)	557,337	32,916,323
Retractable Technologies, Inc. (a)(b)	36,514	101,144
Rockwell Medical Technologies, Inc. (a)(b)	186,712	1,790,568
Roka Bioscience, Inc. (a)	17,912	10,747
RTI Biologics, Inc. (a)	228,763	862,437
Seaspine Holdings Corp. (a)	31,387	313,242
Second Sight Medical Products, Inc. (a)(b)	51,520	200,928
Second Sight Medical Products, Inc. rights 5/31/16 (a)	51,520	30,139
Sientra, Inc. (a)(b)	39,438	229,529
Staar Surgical Co. (a)(b)	105,540	573,082
Stereotaxis, Inc. (a)	64,951	79,890
Steris PLC	339,813	23,593,217
Sunshine Heart, Inc. (a)(b)	40,808	30,198
SurModics, Inc. (a)	53,018	1,168,517
Symmetry Surgical, Inc. (a)	42,777	554,390
Synergetics U.S.A., Inc.	76,412	14,518
Tandem Diabetes Care, Inc. (a)(b)	83,217	545,071
TearLab Corp. (a)	100,207	77,159
Teleflex, Inc.	165,491	26,660,600
The Cooper Companies, Inc.	192,731	31,378,534
The Spectranetics Corp. (a)(b)	181,409	3,323,413
TransEnterix, Inc. (a)(b)	249,193	456,023
Unilife Corp. (a)	60,283	212,799
Utah Medical Products, Inc.	15,694	1,027,015
Vascular Solutions, Inc. (a)(b)	70,180	2,673,156
Veracyte, Inc. (a)(b)	51,456	282,493
Vermillion, Inc. (a)(b)	65,547	76,035
VolitionRx Ltd. (a)	63,662	228,547
West Pharmaceutical Services, Inc. (b)	287,225	21,564,853
Wright Medical Group NV (a)	355,014	6,865,971
Zeltiq Aesthetics, Inc. (a)(b)	130,504	3,714,144
Zosano Pharma Corp. (a)	4,787	9,047
		448,509,649
Health Care Providers & Services - 2.0%
AAC Holdings, Inc. (a)(b)	32,678	702,904
Acadia Healthcare Co., Inc. (a)(b)	293,507	17,278,757
Aceto Corp.	114,941	2,564,334
Adcare Health Systems, Inc. (b)	40,556	79,490
Addus HomeCare Corp. (a)	25,976	519,520
Adeptus Health, Inc. Class A (a)(b)	47,695	3,410,193
Air Methods Corp. (a)(b)	140,691	4,765,204
Alliance Healthcare Services, Inc. (a)	38,536	279,386
Almost Family, Inc. (a)(b)	36,046	1,507,083
Amedisys, Inc. (a)(b)	114,238	5,811,287
American Shared Hospital Services (a)	115	230
AMN Healthcare Services, Inc. (a)	188,138	7,025,073
AmSurg Corp. (a)(b)	213,406	15,960,635
BioScrip, Inc. (a)(b)	261,845	706,982
BioTelemetry, Inc. (a)	114,094	1,987,517
Brookdale Senior Living, Inc. (a)	737,801	13,236,150
Caladrius Biosciences, Inc. (a)(b)	173,771	93,819
Capital Senior Living Corp. (a)	114,940	2,102,253
Chemed Corp.	67,776	8,838,668
Civitas Solutions, Inc. (a)	72,322	1,573,004
Community Health Systems, Inc. (a)(b)	439,594	5,908,143
Corvel Corp. (a)	44,212	2,128,366
Cross Country Healthcare, Inc. (a)	130,469	1,776,988
Digirad Corp.	52,208	262,084
Diplomat Pharmacy, Inc. (a)(b)	142,358	4,638,024
Diversicare Healthcare Services, Inc.	13,755	111,416
Envision Healthcare Holdings, Inc. (a)	741,755	18,402,942
ExamWorks Group, Inc. (a)(b)	155,197	5,417,927
Five Star Quality Care, Inc. (a)	165,843	333,344
Genesis HealthCare, Inc. Class A (a)	105,027	198,501
HealthEquity, Inc. (a)(b)	138,968	3,586,764
HealthSouth Corp.	363,685	14,663,779
Healthways, Inc. (a)(b)	137,073	1,644,876
Hooper Holmes, Inc. (a)(b)	128,551	15,040
InfuSystems Holdings, Inc. (a)	46,642	141,325
Kindred Healthcare, Inc.	329,698	3,913,515
Landauer, Inc.	39,153	1,551,633
LHC Group, Inc. (a)	57,988	2,435,496
LifePoint Hospitals, Inc. (a)	171,801	11,388,688
Magellan Health Services, Inc. (a)	99,100	6,565,375
MEDNAX, Inc. (a)(b)	372,830	25,520,214
Molina Healthcare, Inc. (a)(b)	160,213	7,759,116
National Healthcare Corp.	53,157	3,292,013
National Research Corp. Class A	28,515	390,656
Owens & Minor, Inc. (b)	247,227	9,219,095
PDI, Inc. (a)	19,284	6,749
PharMerica Corp. (a)	119,471	3,174,344
Premier, Inc. (a)	181,758	5,779,904
Providence Service Corp. (a)(b)	51,522	2,450,386
Psychemedics Corp.	15,744	218,999
Quorum Health Corp. (a)	113,900	1,509,175
RadNet, Inc. (a)	130,447	679,629
Select Medical Holdings Corp. (a)(b)	403,805	5,116,209
Sharps Compliance Corp. (a)(b)	38,932	165,072
SunLink Health Systems, Inc. (a)	19,190	9,211
Surgery Partners, Inc. (a)(b)	61,024	839,385
Surgical Care Affiliates, Inc. (a)	107,420	4,809,193
Team Health Holdings, Inc. (a)(b)	289,746	13,899,116
Teladoc, Inc.	34,139	390,209
Tenet Healthcare Corp. (a)	388,000	11,228,720
The Ensign Group, Inc.	193,874	3,848,399
Triple-S Management Corp. (a)(b)	94,940	2,181,721
U.S. Physical Therapy, Inc.	50,320	2,906,986
Universal American Spin Corp.	221,846	1,828,011
VCA, Inc. (a)	319,653	20,755,069
Wellcare Health Plans, Inc. (a)(b)	175,503	17,799,514
		319,303,810
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)(b)	750,583	10,125,365
Arrhythmia Research Technology, Inc. (a)	9,913	44,609
athenahealth, Inc. (a)(b)	152,765	19,381,296
Castlight Health, Inc. Class B (a)(b)	147,011	618,916
Computer Programs & Systems, Inc. (b)	45,217	1,869,723
Connecture, Inc. (a)	29,490	41,286
Evolent Health, Inc. (b)	48,918	749,424
HealthStream, Inc. (a)	101,496	2,384,141
HMS Holdings Corp. (a)	338,379	5,591,713
HTG Molecular Diagnostics	19,859	57,393
iCAD, Inc. (a)	51,129	310,353
Imprivata, Inc. (a)	57,225	777,688
IMS Health Holdings, Inc. (a)	581,949	15,194,688
Inovalon Holdings, Inc. Class A (a)(b)	263,318	4,895,082
Medidata Solutions, Inc. (a)(b)	226,024	10,383,543
Omnicell, Inc. (a)	150,731	4,876,148
Press Ganey Holdings, Inc.	39,037	1,328,429
Quality Systems, Inc.	178,694	2,271,201
Rennova Health, Inc. (a)(b)	18,562	10,766
Simulations Plus, Inc.	44,648	341,111
Streamline Health Solutions, Inc. (a)	74,551	90,207
Veeva Systems, Inc. Class A (a)	382,862	12,615,303
Vocera Communications, Inc. (a)	99,895	1,153,787
		95,112,172
Life Sciences Tools & Services - 1.1%
Accelerate Diagnostics, Inc. (a)(b)	104,610	1,329,593
Albany Molecular Research, Inc. (a)(b)	114,071	1,656,311
Bio-Rad Laboratories, Inc. Class A (a)	81,753	12,168,934
Bio-Techne Corp.	148,167	16,280,590
Bioanalytical Systems, Inc. (a)(b)	4,687	4,406
Bruker Corp.	436,668	11,528,035
Cambrex Corp. (a)	127,843	6,252,801
Charles River Laboratories International, Inc. (a)	183,168	15,739,626
CombiMatrix Corp. (a)	922	3,052
Enzo Biochem, Inc. (a)	146,080	898,392
Fluidigm Corp. (a)(b)	119,521	1,176,087
Harvard Bioscience, Inc. (a)(b)	97,471	355,769
INC Research Holdings, Inc. Class A (a)	155,882	6,782,426
Luminex Corp. (a)(b)	149,176	3,071,534
Mettler-Toledo International, Inc. (a)(b)	105,315	39,526,826
Nanostring Technologies, Inc. (a)	48,099	653,184
NeoGenomics, Inc. (a)	214,850	1,927,205
Pacific Biosciences of California, Inc. (a)(b)	268,926	2,592,447
PAREXEL International Corp. (a)(b)	212,090	13,338,340
PRA Health Sciences, Inc. (a)(b)	120,183	5,676,243
pSivida Corp. (a)	97,016	339,556
Quintiles Transnational Holdings, Inc. (a)	376,492	25,560,042
Sequenom, Inc. (a)(b)	476,550	486,081
Transgenomic, Inc. (a)(b)	13,347	8,542
VWR Corp. (a)	270,341	7,802,041
		175,158,063
Pharmaceuticals - 1.2%
AcelRx Pharmaceuticals, Inc. (a)(b)	126,457	437,541
Achaogen, Inc. (a)	30,691	100,666
Aclaris Therapeutics, Inc. (b)	23,423	467,992
Acura Pharmaceuticals, Inc. (a)	18,759	47,085
Adamis Pharmaceuticals Corp. (a)(b)	43,533	377,431
Aerie Pharmaceuticals, Inc. (a)(b)	105,741	1,889,592
Agile Therapeutics, Inc. (a)	49,198	393,584
Akorn, Inc. (a)(b)	321,050	9,596,185
Alexza Pharmaceuticals, Inc. (a)(b)	73,834	69,773
Alimera Sciences, Inc. (a)(b)	102,415	157,719
Amphastar Pharmaceuticals, Inc. (a)	143,062	2,250,365
Ampio Pharmaceuticals, Inc. (a)(b)	182,288	692,694
ANI Pharmaceuticals, Inc. (a)(b)	30,081	1,628,886
ANI Pharmaceuticals, Inc. rights	58,183	1
Apricus Biosciences, Inc. (a)(b)	182,995	79,603
Aradigm Corp. (a)	6,822	30,153
Aratana Therapeutics, Inc. (a)(b)	102,462	730,554
Assembly Biosciences, Inc. (a)(b)	49,350	281,789
AstraZeneca PLC rights (a)	21,542	0
Avexis, Inc.	26,428	1,135,875
Axsome Therapeutics, Inc. (a)	27,645	217,013
Bio Path Holdings, Inc. (a)(b)	313,435	849,409
Biodel, Inc. (a)	108,947	37,260
Biodelivery Sciences International, Inc. (a)(b)	181,583	408,562
Carbylan Therapeutics, Inc. (a)(b)	46,515	51,167
Catalent, Inc. (a)(b)	391,872	11,019,441
Cempra, Inc. (a)(b)	170,577	3,205,142
Collegium Pharmaceutical, Inc. (b)	44,018	735,981
ContraVir Pharmaceuticals, Inc. (a)(b)	94,391	82,120
Corcept Therapeutics, Inc. (a)(b)	276,739	1,646,597
Corium International, Inc. (a)(b)	48,507	203,244
Cumberland Pharmaceuticals, Inc. (a)	33,632	151,344
CymaBay Therapeutics, Inc. (a)(b)	70,792	172,732
DepoMed, Inc. (a)(b)	236,496	4,831,613
Dermira, Inc. (a)	71,845	2,280,360
Dipexium Pharmaceuticals, Inc. (a)(b)	24,194	267,344
Durect Corp. (a)(b)	409,640	479,279
Egalet Corp. (a)(b)	35,321	202,036
Endocyte, Inc. (a)(b)	136,613	535,523
Evoke Pharma, Inc. (a)(b)	15,864	85,507
Flex Pharma, Inc. (a)(b)	43,126	539,506
Heska Corp. (a)	25,350	919,445
Horizon Pharma PLC (a)(b)	576,287	9,929,425
Impax Laboratories, Inc. (a)(b)	274,296	9,367,208
Imprimis Pharmaceuticals, Inc. (a)(b)	10,843	42,288
Innoviva, Inc.	321,805	3,629,960
Intersect ENT, Inc. (a)	76,889	1,009,553
Intra-Cellular Therapies, Inc. (a)	120,334	4,656,926
Jaguar Animal Health, Inc. (a)(b)	27,742	38,007
Jazz Pharmaceuticals PLC (a)	241,264	36,565,972
Juniper Pharmaceuticals, Inc. (a)	42,963	296,874
KemPharm, Inc. (a)(b)	23,260	164,913
Lannett Co., Inc. (a)(b)	113,627	2,771,363
Lipocine, Inc. (a)(b)	61,637	538,707
Marinus Pharmaceuticals, Inc. (a)	36,454	204,142
MyoKardia, Inc. (a)(b)	38,314	473,561
Nektar Therapeutics (a)(b)	545,369	8,420,497
Neos Therapeutics, Inc. (a)(b)	19,383	203,134
NovaBay Pharmaceuticals, Inc. (a)	5,692	16,734
Ocera Therapeutics, Inc. (a)(b)	41,015	104,178
Ocular Therapeutix, Inc. (a)(b)	33,760	405,120
Oculus Innovative Sciences, Inc. (a)(b)	65,888	63,911
Omeros Corp. (a)(b)	140,586	1,644,856
Orexigen Therapeutics, Inc. (a)(b)	431,749	172,700
Pacira Pharmaceuticals, Inc. (a)(b)	146,984	6,836,226
Pain Therapeutics, Inc. (a)	144,997	337,843
Paratek Pharmaceuticals, Inc. (a)	23,013	372,120
Pernix Therapeutics Holdings, Inc. (a)(b)	148,089	65,159
Phibro Animal Health Corp. Class A	74,229	1,409,609
Prestige Brands Holdings, Inc. (a)(b)	208,568	11,271,015
Provectus Biopharmaceuticals, Inc. (a)(b)	816,989	302,286
Relypsa, Inc. (a)(b)	118,755	2,268,221
Repros Therapeutics, Inc. (a)(b)	95,900	177,415
Revance Therapeutics, Inc. (a)(b)	82,773	1,696,847
Sagent Pharmaceuticals, Inc. (a)	99,024	1,281,371
SciClone Pharmaceuticals, Inc. (a)(b)	197,306	2,791,880
SCYNEXIS, Inc. (a)(b)	38,896	153,639
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	77,010	905,638
Supernus Pharmaceuticals, Inc. (a)	135,160	2,636,972
Teligent, Inc. (a)(b)	161,143	965,247
Tetraphase Pharmaceuticals, Inc. (a)(b)	157,483	700,799
The Medicines Company (a)(b)	274,596	10,327,556
TherapeuticsMD, Inc. (a)(b)	609,025	5,444,684
Theravance Biopharma, Inc. (a)(b)	125,903	2,895,769
Titan Pharmaceuticals, Inc. (a)(b)	68,182	479,319
VIVUS, Inc. (a)(b)	380,623	483,391
WAVE Life Sciences (a)	31,896	506,827
XenoPort, Inc. (a)	215,368	1,526,959
Zogenix, Inc. (a)(b)	89,947	906,666
Zynerba Pharmaceuticals, Inc. (a)(b)	8,743	76,414
		186,828,014

TOTAL HEALTH CARE		1,889,436,788

INDUSTRIALS - 13.0%
Aerospace & Defense - 1.8%
AAR Corp.	137,004	3,344,268
Aerojet Rocketdyne Holdings, Inc. (a)(b)	267,563	4,612,786
AeroVironment, Inc. (a)(b)	84,167	2,424,851
Air Industries Group, Inc.	217	1,037
American Science & Engineering, Inc.	30,419	956,373
Arotech Corp. (a)(b)	107,505	295,639
Astronics Corp. (a)	80,112	3,084,312
Astrotech Corp. (a)(b)	39,511	67,169
BE Aerospace, Inc. (b)	401,540	19,129,366
BWX Technologies, Inc.	421,472	14,823,170
CPI Aerostructures, Inc. (a)(b)	20,017	124,105
Cubic Corp. (b)	87,836	3,583,709
Curtiss-Wright Corp.	180,117	14,989,337
DigitalGlobe, Inc. (a)	238,022	4,981,800
Ducommun, Inc. (a)	40,719	688,151
Engility Holdings, Inc. (a)	67,203	1,581,287
Erickson Air-Crane, Inc. (a)	27,407	20,692
Esterline Technologies Corp. (a)	117,423	7,915,484
HEICO Corp.	67,019	4,460,114
HEICO Corp. Class A	160,544	8,857,212
Hexcel Corp.	372,004	16,245,415
Huntington Ingalls Industries, Inc.	185,405	28,442,981
Innovative Solutions & Support, Inc. (a)(b)	34,266	98,001
KEYW Holding Corp. (a)(b)	161,888	1,444,041
KLX, Inc. (a)(b)	213,087	7,008,431
Kratos Defense & Security Solutions, Inc. (a)(b)	183,950	768,911
LMI Aerospace, Inc. (a)	40,944	344,748
Mercury Systems, Inc. (a)	155,607	3,306,649
Micronet Enertec Technologies, Inc. (a)	8,571	16,456
Moog, Inc. Class A (a)	136,082	7,338,902
National Presto Industries, Inc. (b)	21,104	1,886,698
Orbital ATK, Inc.	234,531	20,411,233
SIFCO Industries, Inc. (a)	8,947	84,997
Sparton Corp. (a)	34,484	669,334
Spirit AeroSystems Holdings, Inc. Class A (a)	471,056	22,036,000
Taser International, Inc. (a)(b)	210,391	4,706,447
Teledyne Technologies, Inc. (a)(b)	139,800	13,718,574
TransDigm Group, Inc. (a)(b)	213,314	56,216,772
Triumph Group, Inc.	198,047	7,472,313
Vectrus, Inc. (a)	43,256	1,099,135
		289,256,900
Air Freight & Logistics - 0.2%
Air T, Inc. (a)	1,113	27,280
Air Transport Services Group, Inc. (a)	214,036	2,707,555
Atlas Air Worldwide Holdings, Inc. (a)	98,759	4,329,595
Echo Global Logistics, Inc. (a)(b)	101,567	2,301,508
Forward Air Corp.	121,702	5,536,224
Hub Group, Inc. Class A (a)	147,066	5,885,581
Park-Ohio Holdings Corp.	35,640	1,088,802
Radiant Logistics, Inc. (a)	114,943	377,013
XPO Logistics, Inc. (a)(b)	349,003	10,211,828
		32,465,386
Airlines - 0.4%
Allegiant Travel Co.	52,301	7,270,885
Hawaiian Holdings, Inc. (a)(b)	186,851	7,559,991
JetBlue Airways Corp. (a)	1,264,901	22,679,675
SkyWest, Inc.	205,420	4,847,912
Spirit Airlines, Inc. (a)(b)	280,922	12,211,679
Virgin America, Inc. (a)	73,551	4,117,385
		58,687,527
Building Products - 1.3%
A.O. Smith Corp.	290,842	23,936,297
AAON, Inc.	167,443	4,594,636
Advanced Drain Systems, Inc. Del (b)	144,595	3,515,104
American Woodmark Corp. (a)	53,857	4,349,491
Apogee Enterprises, Inc.	115,336	5,215,494
Armstrong World Industries, Inc. (a)	188,244	7,783,889
Builders FirstSource, Inc. (a)	334,097	3,928,981
Continental Building Products, Inc. (a)	170,667	3,909,981
CSW Industrials, Inc. (a)	64,846	2,168,450
Fortune Brands Home & Security, Inc.	608,828	35,719,939
GCP Applied Technologies, Inc. (a)	286,128	6,789,817
Gibraltar Industries, Inc. (a)	116,890	3,492,673
Griffon Corp.	169,371	2,853,901
Insteel Industries, Inc.	68,313	1,893,636
Lennox International, Inc.	155,390	21,342,817
Masonite International Corp. (a)	114,363	7,985,968
NCI Building Systems, Inc. (a)	116,766	1,879,933
Nortek, Inc. (a)	41,605	2,049,878
Owens Corning	458,604	23,420,906
Patrick Industries, Inc. (a)	58,694	3,136,020
PGT, Inc. (a)	197,285	2,114,895
Ply Gem Holdings, Inc. (a)(b)	91,867	1,381,680
Quanex Building Products Corp.	138,531	2,759,538
Simpson Manufacturing Co. Ltd.	177,509	7,024,031
Trex Co., Inc. (a)(b)	119,737	5,408,520
Universal Forest Products, Inc.	80,831	6,784,954
USG Corp. (a)(b)	358,615	10,349,629
		205,791,058
Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	226,464	7,738,275
ACCO Brands Corp. (a)(b)	446,552	4,438,727
Acme United Corp.	1,357	24,507
Amrep Corp. (a)	2,745	11,913
Aqua Metals, Inc. (a)(b)	2,478	28,497
ARC Document Solutions, Inc. (a)	140,544	595,907
Avalon Holdings Corp. Class A (a)	128	269
Brady Corp. Class A	187,599	5,963,772
Casella Waste Systems, Inc. Class A (a)	147,777	1,061,039
CECO Environmental Corp.	121,214	987,894
Cemtrex, Inc. (a)	20,259	41,734
Cenveo, Inc. (a)(b)	218,856	209,598
Clean Harbors, Inc. (a)(b)	209,741	10,799,564
Command Security Corp. (a)	4,127	10,194
CompX International, Inc. Class A	729	8,128
Copart, Inc. (a)(b)	404,011	20,002,585
Covanta Holding Corp. (b)	538,119	8,970,444
Deluxe Corp.	192,741	12,553,221
Ecology & Environment, Inc. Class A	5,634	60,284
Ennis, Inc.	112,391	2,052,260
Essendant, Inc.	153,175	4,716,258
Fuel Tech, Inc. (a)(b)	72,552	109,554
G&K Services, Inc. Class A	81,681	6,122,808
Healthcare Services Group, Inc.	297,238	11,592,282
Heritage-Crystal Clean, Inc. (a)	53,947	641,969
Herman Miller, Inc.	230,279	7,290,633
HNI Corp.	178,143	8,207,048
Hudson Technologies, Inc. (a)(b)	96,791	334,897
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)(b)	12,843	26,071
InnerWorkings, Inc. (a)(b)	147,590	1,272,226
Interface, Inc.	258,838	4,389,892
Intersections, Inc. (a)(b)	42,827	103,213
KAR Auction Services, Inc.	541,461	22,221,559
Kimball International, Inc. Class B	127,203	1,488,275
Knoll, Inc.	196,830	4,885,321
MagneGas Corp. (a)(b)	120,800	97,848
Matthews International Corp. Class A	134,573	7,384,021
McGrath RentCorp.	95,859	2,734,857
Mobile Mini, Inc.	176,315	6,074,052
Msa Safety, Inc.	128,315	6,463,227
Multi-Color Corp.	51,709	3,224,056
NL Industries, Inc. (a)(b)	19,361	59,438
Odyssey Marine Exploration, Inc. (a)	21,390	57,111
Performant Financial Corp. (a)	101,625	179,876
Perma-Fix Environmental Services, Inc. (a)	24,334	114,370
Quad/Graphics, Inc.	93,527	1,796,654
Quest Resource Holding Corp. (a)(b)	290,901	120,578
R.R. Donnelley & Sons Co.	822,089	13,391,830
Rollins, Inc.	378,681	10,762,114
SP Plus Corp. (a)(b)	72,041	1,607,955
Steelcase, Inc. Class A	365,685	5,836,333
Team, Inc. (a)(b)	123,720	3,751,190
Tetra Tech, Inc.	229,353	7,018,202
The Brink's Co.	195,720	5,705,238
TRC Companies, Inc. (a)	102,117	649,464
U.S. Ecology, Inc.	87,437	3,961,770
UniFirst Corp.	61,388	7,100,750
Versar, Inc. (a)	11,390	14,351
Viad Corp.	85,278	2,712,693
Virco Manufacturing Co. (a)	17,110	60,398
VSE Corp.	15,478	1,040,276
West Corp.	203,091	4,285,220
		245,164,690
Construction & Engineering - 0.7%
AECOM (a)	596,474	19,152,780
Aegion Corp. (a)	141,758	2,833,742
Ameresco, Inc. Class A (a)	58,398	273,303
Argan, Inc.	53,785	1,866,340
Chicago Bridge & Iron Co. NV	372,907	14,259,964
Comfort Systems U.S.A., Inc.	145,222	4,647,104
Dycom Industries, Inc. (a)(b)	127,870	10,854,884
EMCOR Group, Inc.	247,402	11,763,965
Goldfield Corp.	78,542	221,488
Granite Construction, Inc.	155,042	6,655,953
Great Lakes Dredge & Dock Corp. (a)(b)	221,781	1,011,321
HC2 Holdings, Inc. (b)	104,547	469,416
Ies Holdings, Inc. (a)	39,773	562,390
KBR, Inc.	564,139	8,208,222
Layne Christensen Co. (a)(b)	69,984	605,362
MasTec, Inc. (a)(b)	256,723	5,904,629
MYR Group, Inc. (a)	82,089	1,985,733
Northwest Pipe Co. (a)	32,983	306,742
NV5 Holdings, Inc. (a)(b)	19,651	535,490
Orion Marine Group, Inc. (a)	98,149	458,356
Primoris Services Corp.	155,475	3,345,822
Sterling Construction Co., Inc. (a)	68,241	344,617
Tutor Perini Corp. (a)(b)	156,384	3,537,406
Valmont Industries, Inc.	90,937	12,578,406
		112,383,435
Electrical Equipment - 0.7%
Active Power, Inc. (a)	60,917	31,981
Allied Motion Technologies, Inc.	26,031	592,986
American Electric Technologies, Inc. (a)	11,601	28,770
American Superconductor Corp. (a)(b)	49,372	482,364
AZZ, Inc.	107,763	6,360,172
Babcock & Wilcox Enterprises, Inc. (a)	219,878	4,782,347
Broadwind Energy, Inc. (a)	50,197	196,772
Capstone Turbine Corp. (a)(b)	61,006	95,169
Digital Power Corp. (a)	4,632	1,760
Encore Wire Corp.	88,099	3,434,980
Energous Corp. (a)(b)	51,675	547,755
Energy Focus, Inc. (a)(b)	31,432	197,393
EnerSys	175,842	10,571,621
Enphase Energy, Inc. (a)(b)	109,093	228,004
EnSync, Inc. (a)(b)	116,581	48,964
Espey Manufacturing & Electronics Corp.	5,358	136,629
FuelCell Energy, Inc. (a)(b)	108,802	832,335
Generac Holdings, Inc. (a)(b)	266,449	10,101,082
General Cable Corp.	190,477	2,601,916
Hubbell, Inc. Class B	209,963	22,312,768
Ideal Power, Inc. (a)(b)	18,012	85,917
Lime Energy Co. (a)	4,467	10,363
LSI Industries, Inc.	102,850	1,146,778
Ocean Power Technologies, Inc. (a)	5,215	7,614
Orion Energy Systems, Inc. (a)	83,634	109,561
Plug Power, Inc. (a)(b)	688,441	1,321,807
Powell Industries, Inc.	36,668	1,305,381
Power Solutions International, Inc. (a)(b)	16,088	260,947
Preformed Line Products Co.	9,836	429,636
Real Goods Solar, Inc. (a)	27,472	8,242
Regal Beloit Corp.	176,326	10,073,504
Revolution Lighting Technologies, Inc. (a)	14,605	94,348
Sensata Technologies Holding BV (a)	672,198	24,857,882
SL Industries, Inc. (a)	17,359	693,666
SolarCity Corp. (a)(b)	235,791	5,279,360
Sunrun, Inc. (a)(b)	70,891	449,449
Thermon Group Holdings, Inc. (a)(b)	139,286	2,799,649
Ultralife Corp. (a)	43,594	179,607
Vicor Corp. (a)	64,365	653,948
		113,353,427
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	249,850	25,939,427
ITT, Inc.	348,499	12,375,199
Raven Industries, Inc.	151,212	3,048,434
		41,363,060
Machinery - 3.2%
Accuride Corp. (a)	163,325	258,054
Actuant Corp. Class A (b)	234,771	6,406,901
AGCO Corp. (b)	278,821	14,479,175
Alamo Group, Inc.	39,729	2,448,896
Albany International Corp. Class A	117,474	4,620,252
Allison Transmission Holdings, Inc.	666,709	18,727,856
Altra Industrial Motion Corp.	106,795	2,887,737
American Railcar Industries, Inc. (b)	34,464	1,367,532
ARC Group Worldwide, Inc. (a)	25,827	57,594
Art's-Way Manufacturing Co., Inc. (a)	9,831	30,476
Astec Industries, Inc.	76,706	4,091,498
Barnes Group, Inc.	202,011	6,745,147
Blue Bird Corp. (a)(b)	24,058	263,435
Briggs & Stratton Corp.	173,805	3,879,328
Chart Industries, Inc. (a)	122,598	3,182,644
Chicago Rivet & Machine Co.	772	20,643
CIRCOR International, Inc.	64,784	3,630,495
CLARCOR, Inc.	193,060	11,448,458
Colfax Corp. (a)(b)	390,103	10,567,890
Columbus McKinnon Corp. (NY Shares)	78,967	1,182,926
Commercial Vehicle Group, Inc. (a)	93,301	345,214
Crane Co.	196,412	11,274,049
Donaldson Co., Inc. (b)	491,683	16,476,297
Douglas Dynamics, Inc.	87,262	1,895,331
Dynamic Materials Corp.	52,475	551,512
Eastern Co.	18,085	296,956
Energy Recovery, Inc. (a)(b)	141,452	1,520,609
EnPro Industries, Inc.	88,064	4,453,396
ESCO Technologies, Inc.	109,037	4,390,920
ExOne Co. (a)(b)	41,005	431,373
Federal Signal Corp.	247,352	3,218,050
Franklin Electric Co., Inc.	161,331	5,385,229
FreightCar America, Inc.	54,073	779,192
Gencor Industries, Inc. (a)	20,346	302,342
Global Brass & Copper Holdings, Inc.	87,174	2,378,978
Gorman-Rupp Co.	73,596	2,277,796
Graco, Inc.	216,136	17,349,237
Graham Corp.	37,894	684,366
Greenbrier Companies, Inc. (b)	102,977	2,955,440
Hardinge, Inc.	33,149	346,076
Harsco Corp.	325,310	2,140,540
Hillenbrand, Inc.	255,402	7,973,650
Hurco Companies, Inc.	23,780	766,429
Hyster-Yale Materials Handling Class A	40,982	2,512,606
IDEX Corp.	296,555	24,714,894
Jason Industries, Inc. (a)	35,118	138,014
John Bean Technologies Corp.	117,157	7,109,087
Joy Global, Inc. (b)	387,655	6,601,765
Kadant, Inc.	44,698	2,224,172
Kennametal, Inc.	316,891	7,757,492
Key Technology, Inc. (a)	12,346	111,114
L.B. Foster Co. Class A	36,564	421,583
Lincoln Electric Holdings, Inc. (b)	252,914	15,220,365
Lindsay Corp. (b)	45,351	3,235,340
LiqTech International, Inc. (a)	90,569	69,738
Lydall, Inc. (a)	71,645	2,712,480
Manitex International, Inc. (a)(b)	43,889	307,223
Manitowoc Co., Inc. (b)	524,513	2,989,724
Meritor, Inc. (a)	392,477	3,469,497
MFRI, Inc. (a)	13,428	105,410
Middleby Corp. (a)(b)	225,635	28,023,867
Milacron Holdings Corp. (a)	60,739	996,120
Miller Industries, Inc.	42,091	899,064
Mueller Industries, Inc.	241,708	7,514,702
Mueller Water Products, Inc. Class A	637,039	7,013,799
Navistar International Corp. (a)(b)	265,950	2,991,938
NN, Inc.	109,273	1,820,488
Nordson Corp.	212,991	18,525,957
Omega Flex, Inc.	17,877	620,332
Oshkosh Corp.	292,019	13,406,592
Proto Labs, Inc. (a)(b)	91,762	6,037,940
RBC Bearings, Inc. (a)(b)	99,674	7,465,583
Rexnord Corp. (a)(b)	400,815	8,312,903
SPX Corp.	162,180	2,687,323
SPX Flow, Inc. (a)	167,198	5,010,924
Standex International Corp.	51,367	4,451,978
Sun Hydraulics Corp.	104,684	3,064,101
Supreme Industries, Inc. Class A	38,167	503,804
Taylor Devices, Inc. (a)	3,820	62,724
Tennant Co.	73,187	3,930,142
Terex Corp.	431,603	9,141,352
The L.S. Starrett Co. Class A	20,536	249,512
Timken Co.	268,110	8,914,658
Titan International, Inc. (b)	187,478	1,188,611
Toro Co.	216,276	19,315,610
TriMas Corp. (a)	189,278	3,234,761
Trinity Industries, Inc. (b)	606,341	10,950,518
Twin Disc, Inc.	30,909	296,726
Wabash National Corp. (a)(b)	261,798	3,712,296
WABCO Holdings, Inc. (a)	208,436	22,490,244
Wabtec Corp. (b)	363,048	28,092,654
Watts Water Technologies, Inc. Class A	115,671	6,656,866
Woodward, Inc.	217,073	12,360,137
WSI Industries, Inc.	5,668	16,551
Xerium Technologies, Inc. (a)	47,721	301,597
		514,452,797
Marine - 0.1%
Genco Shipping & Trading Ltd. (a)(b)	35,249	20,226
Kirby Corp. (a)(b)	210,708	14,766,417
Matson, Inc.	170,876	5,695,297
Rand Logistics, Inc. (a)	41,510	36,363
		20,518,303
Professional Services - 1.0%
Acacia Research Corp.	201,733	1,040,942
Advisory Board Co. (a)	166,637	5,470,693
Barrett Business Services, Inc.	28,298	1,057,213
CBIZ, Inc. (a)(b)	268,820	2,838,739
CDI Corp.	54,937	348,850
CEB, Inc.	125,423	7,996,970
CRA International, Inc. (a)	36,975	871,131
DLH Holdings Corp. (a)	2,300	9,660
Exponent, Inc.	107,392	5,789,503
Franklin Covey Co. (a)	52,794	807,748
FTI Consulting, Inc. (a)(b)	164,397	6,880,014
General Employment Enterprises, Inc. (a)(b)	3,794	15,214
GP Strategies Corp. (a)	66,351	1,592,424
Heidrick & Struggles International, Inc.	69,818	1,288,840
Hill International, Inc. (a)	138,135	593,981
Hudson Global, Inc.	74,637	164,201
Huron Consulting Group, Inc. (a)	88,846	5,201,045
ICF International, Inc. (a)(b)	78,313	3,193,604
IHS, Inc. Class A (a)(b)	269,643	33,147,214
Insperity, Inc.	64,418	4,636,163
Kelly Services, Inc. Class A (non-vtg.)	125,611	2,489,610
Kforce, Inc.	100,831	1,885,540
Korn/Ferry International	229,124	6,610,227
Lightbridge Corp. (a)(b)	64,373	31,086
Manpower, Inc.	281,444	22,445,159
Marathon Patent Group, Inc. (a)(b)	29,824	79,928
Mastech Holdings, Inc. (a)	3,140	20,724
MISTRAS Group, Inc. (a)	65,746	1,631,158
Navigant Consulting, Inc. (a)	196,380	3,128,333
On Assignment, Inc. (a)	193,470	7,288,015
Pendrell Corp. (a)(b)	553,171	320,839
RCM Technologies, Inc.	26,829	144,072
Resources Connection, Inc.	147,742	2,301,820
RPX Corp. (a)	214,024	2,150,941
Spherix, Inc. (a)	4,801	11,522
TransUnion Holding Co., Inc.	203,671	6,741,510
TriNet Group, Inc. (a)	168,134	3,387,900
TrueBlue, Inc. (a)	169,954	3,366,789
Volt Information Sciences, Inc. (a)	28,900	180,625
WageWorks, Inc. (a)	144,141	8,079,103
Willdan Group, Inc. (a)	21,298	212,128
		155,451,178
Road & Rail - 0.7%
AMERCO	24,133	9,089,936
ArcBest Corp.	105,956	1,825,622
Avis Budget Group, Inc. (a)(b)	382,626	11,478,780
Celadon Group, Inc.	115,770	1,143,808
Covenant Transport Group, Inc. Class A (a)	52,825	1,127,286
Genesee & Wyoming, Inc. Class A (a)(b)	221,924	13,330,975
Heartland Express, Inc. (b)	240,627	4,446,787
Hertz Global Holdings, Inc. (a)(b)	1,540,874	14,931,069
Knight Transportation, Inc.	241,571	6,309,835
Landstar System, Inc. (b)	168,259	11,416,373
Marten Transport Ltd.	99,587	1,973,814
Old Dominion Freight Lines, Inc. (a)(b)	267,252	17,197,666
P.A.M. Transportation Services, Inc. (a)	12,026	247,615
Patriot Transportation Holding, Inc. (a)	5,823	120,536
Providence & Worcester Railroad Co.	1,903	30,619
Roadrunner Transportation Systems, Inc. (a)	119,733	963,851
Saia, Inc. (a)(b)	101,547	2,647,330
Swift Transporation Co. (a)(b)	338,890	5,279,906
U.S.A. Truck, Inc. (a)	31,657	631,874
Universal Logistics Holdings I	36,649	529,212
Werner Enterprises, Inc. (b)	176,557	4,394,504
YRC Worldwide, Inc. (a)	128,194	1,180,667
		110,298,065
Trading Companies & Distributors - 0.9%
AeroCentury Corp. (a)	740	6,897
Air Lease Corp. Class A	369,033	11,089,442
Aircastle Ltd.	256,427	5,420,867
Applied Industrial Technologies, Inc.	160,672	7,262,374
Beacon Roofing Supply, Inc. (a)	235,208	10,149,225
BlueLinx Corp. (a)(b)	73,361	51,353
BMC Stock Holdings, Inc. (a)(b)	184,345	3,616,849
CAI International, Inc. (a)(b)	69,862	536,540
DXP Enterprises, Inc. (a)(b)	54,231	752,726
Empire Resources, Inc.	161	589
GATX Corp.	165,046	7,570,660
General Finance Corp. (a)	1,148	4,707
H&E Equipment Services, Inc.	123,014	2,364,329
HD Supply Holdings, Inc. (a)	721,162	25,457,019
Houston Wire & Cable Co.	69,133	373,318
Huttig Building Products, Inc. (a)	864	4,018
Kaman Corp.	113,503	4,847,713
Lawson Products, Inc. (a)	23,255	448,589
MRC Global, Inc. (a)	410,520	5,825,279
MSC Industrial Direct Co., Inc. Class A	190,726	14,294,914
Neff Corp. (a)	84,413	782,509
Now, Inc. (a)(b)	414,836	7,193,256
Rush Enterprises, Inc. Class A (a)(b)	147,785	3,254,226
TAL International Group, Inc.	132,678	1,905,256
Textainer Group Holdings Ltd. (b)	102,209	1,361,424
Titan Machinery, Inc. (a)(b)	71,633	764,324
Transcat, Inc. (a)	4,785	49,620
Univar, Inc. (b)	139,374	2,600,719
Veritiv Corp. (a)(b)	32,023	1,245,054
Watsco, Inc.	102,148	13,711,326
WESCO International, Inc. (a)(b)	160,128	9,340,266
Willis Lease Finance Corp. (a)	19,324	472,665
		142,758,053
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. LLC	290,441	20,798,480
Wesco Aircraft Holdings, Inc. (a)	229,383	3,232,006
		24,030,486

TOTAL INDUSTRIALS		2,065,974,365

INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 1.4%
ADTRAN, Inc.	197,013	3,831,903
Aerohive Networks, Inc. (a)(b)	93,878	588,615
Alliance Fiber Optic Products, Inc. (a)	55,668	1,030,971
Applied Optoelectronics, Inc. (a)(b)	57,870	610,529
Arista Networks, Inc. (a)(b)	140,079	10,266,390
Arris International PLC (a)	713,581	17,197,302
Aviat Networks, Inc. (a)	198,244	113,990
Bel Fuse, Inc. Class B (non-vtg.)	40,471	731,716
Black Box Corp.	60,284	756,564
Brocade Communications Systems, Inc.	1,848,274	16,745,362
CalAmp Corp. (a)(b)	146,328	2,199,310
Calix Networks, Inc. (a)	185,025	1,250,769
Ciena Corp. (a)(b)	512,481	8,947,918
Clearfield, Inc. (a)(b)	45,932	831,829
ClearOne, Inc.	17,545	193,521
CommScope Holding Co., Inc. (a)	582,101	18,132,446
Communications Systems, Inc.	9,294	63,013
Comtech Telecommunications Corp.	62,000	1,428,480
Digi International, Inc. (a)	105,508	1,164,808
EchoStar Holding Corp. Class A (a)	183,676	7,354,387
EMCORE Corp. (a)	99,743	564,545
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	407,145	1,502,365
Finisar Corp. (a)	426,594	7,175,311
Harmonic, Inc. (a)(b)	364,484	1,042,424
Infinera Corp. (a)(b)	550,908	7,222,404
InfoSonics Corp. (a)(b)	41,938	32,041
InterDigital, Inc.	136,692	7,969,144
Inventergy Global, Inc. (a)	2,324	3,800
Ixia (a)	252,907	2,569,535
KVH Industries, Inc. (a)(b)	48,623	411,837
Lantronix, Inc. (a)	2,994	3,054
Lumentum Holdings, Inc. (a)	191,277	4,846,959
MRV Communications, Inc. (a)	14,786	159,985
NETGEAR, Inc. (a)	130,962	5,893,290
NetScout Systems, Inc. (a)(b)	394,166	9,562,467
Novatel Wireless, Inc. (a)(b)	119,828	170,156
NumereX Corp. Class A (a)(b)	50,190	376,425
Oclaro, Inc. (a)(b)	376,590	1,886,716
Optical Cable Corp. (b)	11,466	28,321
Palo Alto Networks, Inc. (a)(b)	289,866	37,815,918
Parkervision, Inc. (a)	33,624	111,632
PC-Tel, Inc.	66,388	299,410
Plantronics, Inc.	134,213	5,975,163
Polycom, Inc. (a)	523,044	6,276,528
Relm Wireless Corp.	69,394	378,197
Resonant, Inc. (a)(b)	9,244	36,421
ShoreTel, Inc. (a)	271,141	1,789,531
Sonus Networks, Inc. (a)	192,177	1,760,341
Technical Communications Corp. (a)	2,835	7,002
Tessco Technologies, Inc.	22,372	291,731
Ubiquiti Networks, Inc. (a)(b)	98,761	3,936,613
ViaSat, Inc. (a)(b)	177,227	12,233,980
Viavi Solutions, Inc. (a)	935,996	6,392,853
Westell Technologies, Inc. Class A (a)	150,024	120,169
xG Technology, Inc. (a)(b)	5,108	786
Zhone Technologies, Inc. (a)	84,494	100,548
		222,387,425
Electronic Equipment & Components - 2.7%
ADDvantage Technologies Group, Inc. (a)	11,928	20,278
Agilysys, Inc. (a)	51,105	599,462
Anixter International, Inc. (a)	113,942	6,859,308
Applied DNA Sciences, Inc. (a)(b)	58,908	172,600
Arrow Electronics, Inc. (a)	358,878	23,190,696
Avnet, Inc.	518,304	21,266,013
AVX Corp.	220,009	3,038,324
Badger Meter, Inc.	59,005	4,425,375
Belden, Inc.	166,930	10,795,363
Benchmark Electronics, Inc. (a)	208,583	4,323,926
CDW Corp.	596,087	25,369,463
ClearSign Combustion Corp. (a)(b)	33,298	134,524
Cognex Corp.	338,823	14,593,107
Coherent, Inc. (a)	96,475	9,128,465
Control4 Corp. (a)(b)	71,474	561,071
CTS Corp.	132,796	2,374,392
CUI Global, Inc. (a)(b)	87,433	504,488
Daktronics, Inc.	164,465	1,310,786
Digital Ally, Inc. (a)(b)	15,000	54,750
Dolby Laboratories, Inc. Class A	196,012	9,300,769
DTS, Inc. (a)	71,695	1,853,316
Dynasil Corp. of America (a)	9,408	14,018
Echelon Corp. (a)	10,844	53,352
Electro Rent Corp.	77,042	1,009,250
Electro Scientific Industries, Inc. (a)	117,839	821,338
eMagin Corp. (a)	60,537	110,783
ePlus, Inc. (a)	23,058	2,018,267
Fabrinet (a)(b)	120,991	4,295,181
FARO Technologies, Inc. (a)(b)	66,952	2,369,431
FEI Co.	163,074	17,522,301
Fitbit, Inc. (b)	237,923	3,373,748
Frequency Electronics, Inc. (a)	18,354	181,521
Giga-Tronics, Inc. (a)(b)	16,884	19,923
GSI Group, Inc. (a)	119,273	1,826,070
I. D. Systems Inc. (a)	39,946	199,331
Identiv, Inc. (a)(b)	40,037	81,675
IEC Electronics Corp. (a)	18,101	82,179
II-VI, Inc. (a)	209,816	4,276,050
Image Sensing Systems, Inc. (a)	9,763	22,162
Ingram Micro, Inc. Class A	586,826	20,321,784
Insight Enterprises, Inc. (a)	151,818	4,120,341
Intellicheck Mobilisa, Inc. (a)	10,716	21,753
IntriCon Corp. (a)	8,644	46,678
InvenSense, Inc. (a)(b)	316,997	1,959,041
IPG Photonics Corp. (a)(b)	143,403	12,387,151
Iteris, Inc. (a)	62,428	149,827
Itron, Inc. (a)(b)	150,507	6,629,833
Jabil Circuit, Inc.	747,080	14,254,286
KEMET Corp. (a)(b)	162,823	437,994
KEY Tronic Corp. (a)	23,864	212,628
Keysight Technologies, Inc. (a)	680,548	20,845,185
Kimball Electronics, Inc. (a)	85,187	960,057
Knowles Corp. (a)(b)	347,871	5,085,874
LGL Group, Inc. (a)	3,009	10,411
LightPath Technologies, Inc. Class A (a)(b)	21,115	40,119
Littelfuse, Inc.	88,705	10,159,384
LRAD Corp.	77,211	127,398
Luna Innovations, Inc. (a)	39,627	43,193
Maxwell Technologies, Inc. (a)(b)	125,294	667,817
Mesa Laboratories, Inc. (b)	12,201	1,203,385
Methode Electronics, Inc. Class A	153,231	4,521,847
MicroVision, Inc. (a)(b)	165,273	314,019
MOCON, Inc.	7,499	104,311
MTS Systems Corp.	62,044	2,965,703
Multi-Fineline Electronix, Inc. (a)	37,424	827,819
Napco Security Technolgies, Inc. (a)	24,581	161,743
National Instruments Corp.	409,934	11,711,814
Neonode, Inc. (a)(b)	121,979	240,299
NetList, Inc. (a)(b)	140,493	160,162
OSI Systems, Inc. (a)	73,983	3,941,814
Par Technology Corp. (a)	27,309	118,794
Park Electrochemical Corp.	84,819	1,387,639
PC Connection, Inc.	74,021	1,701,743
PC Mall, Inc. (a)	21,739	234,781
Perceptron, Inc. (a)	33,349	153,072
Plexus Corp. (a)	137,633	6,044,841
QLogic Corp. (a)	330,079	4,574,895
RadiSys Corp. (a)	129,394	575,803
Research Frontiers, Inc. (a)(b)	71,977	292,946
RF Industries Ltd.	13,982	31,879
Richardson Electronics Ltd.	36,856	191,651
Rofin-Sinar Technologies, Inc. (a)	114,003	3,642,396
Rogers Corp. (a)	72,065	4,790,161
Sanmina Corp. (a)	308,127	8,254,722
ScanSource, Inc. (a)(b)	108,415	4,160,968
Sigmatron International, Inc. (a)	11,463	65,339
Superconductor Technologies, Inc. (a)(b)	51,793	11,731
SYNNEX Corp.	115,463	10,518,679
Systemax, Inc. (a)	37,103	337,266
Tech Data Corp. (a)(b)	137,914	10,422,161
Trimble Navigation Ltd. (a)	1,000,847	25,601,666
TTM Technologies, Inc. (a)(b)	263,802	2,065,570
Uni-Pixel, Inc. (a)(b)	144,917	252,156
Universal Display Corp. (a)(b)	168,650	11,324,848
VeriFone Systems, Inc. (a)	431,802	11,399,573
Vishay Intertechnology, Inc.	530,776	6,878,857
Vishay Precision Group, Inc. (a)	49,281	665,786
Wayside Technology Group, Inc.	13,442	230,261
Wireless Telecom Group, Inc. (a)	35,461	46,454
Zebra Technologies Corp. Class A (a)(b)	204,672	10,870,130
		429,633,494
Internet Software & Services - 2.2%
Actua Corp. (a)(b)	147,153	1,428,856
Alarm.com Holdings, Inc. (b)	28,885	612,362
Amber Road, Inc. (a)(b)	40,407	242,038
Angie's List, Inc. (a)(b)	174,389	1,534,623
Apigee Corp. (a)(b)	27,356	296,265
AppFolio, Inc. (a)(b)	26,684	373,576
ARI Network Services, Inc. (a)(b)	69,276	267,405
Autobytel, Inc. (a)	36,362	521,067
Bankrate, Inc. (a)	222,692	2,024,270
Bazaarvoice, Inc. (a)(b)	250,070	930,260
Benefitfocus, Inc. (a)(b)	52,505	1,927,459
Blucora, Inc. (a)(b)	176,992	1,589,388
Box, Inc. Class A (a)(b)	147,283	1,849,874
Bridgeline Digital, Inc. (a)	4,849	3,637
Brightcove, Inc. (a)	117,958	790,319
BroadVision, Inc. (a)	7,417	48,285
Carbonite, Inc. (a)	75,203	694,876
Care.com, Inc. (a)(b)	60,820	543,123
ChannelAdvisor Corp. (a)	96,748	1,199,675
comScore, Inc. (a)(b)	189,840	6,147,019
Cornerstone OnDemand, Inc. (a)	192,610	7,706,326
CoStar Group, Inc. (a)(b)	128,490	26,544,749
Cvent, Inc. (a)	94,409	3,380,786
Demand Media, Inc. (a)	37,558	197,555
Demandware, Inc. (a)(b)	132,196	6,344,086
Determine, Inc. (a)	73,216	84,931
DHI Group, Inc. (a)	174,092	1,227,349
Draftday Fantasy Sports, Inc. (a)	108,458	35,249
EarthLink Holdings Corp.	424,295	2,783,375
eGain Communications Corp. (a)(b)	49,320	157,824
Endurance International Group Holdings, Inc. (a)(b)	246,686	2,323,782
Envestnet, Inc. (a)(b)	147,733	4,991,898
Everyday Health, Inc. (a)	102,418	689,273
Five9, Inc. (a)	112,755	1,148,973
GlowPoint, Inc. (a)	321,954	103,025
GoDaddy, Inc. (a)(b)	164,330	5,345,655
Gogo, Inc. (a)(b)	189,335	2,128,125
GrubHub, Inc. (a)(b)	306,958	7,855,055
GTT Communications, Inc. (a)(b)	103,149	1,933,012
Hortonworks, Inc. (a)(b)	130,716	1,526,763
IAC/InterActiveCorp	305,979	17,098,107
inContact, Inc. (a)	240,727	3,341,291
Instructure, Inc. (a)(b)	24,883	431,720
Internap Network Services Corp. (a)	217,848	472,730
IntraLinks Holdings, Inc. (a)	173,519	1,360,389
Inuvo, Inc. (a)	97,208	163,309
iPass, Inc. (a)	412,177	527,587
Issuer Direct Corp. (b)	35,897	215,382
j2 Global, Inc. (b)	184,763	12,373,578
Limelight Networks, Inc. (a)	235,738	344,177
LinkedIn Corp. Class A (a)	457,889	62,501,849
Liquidity Services, Inc. (a)	90,620	607,154
LivePerson, Inc. (a)	197,114	1,375,856
LogMeIn, Inc. (a)	100,697	6,169,705
LookSmart Group, Inc.	19,066	3,245
Marchex, Inc. Class B	112,959	376,153
Marin Software, Inc. (a)(b)	55,414	130,777
Marketo, Inc. (a)	149,651	5,272,205
Match Group, Inc. (a)(b)	152,627	2,136,778
MaxPoint Interactive, Inc. (a)	8,863	92,796
MeetMe, Inc. (a)	172,327	651,396
MINDBODY, Inc. (b)	42,330	566,799
Monster Worldwide, Inc. (a)(b)	344,947	914,110
Net Element International, Inc. (a)	25,698	59,362
New Relic, Inc. (a)(b)	84,486	2,548,098
NIC, Inc.	259,272	5,146,549
Onvia.com, Inc. (a)	2,326	8,769
Opower, Inc. (a)	104,009	1,070,253
Pandora Media, Inc. (a)(b)	854,803	10,078,127
Prism Technologies Group, Inc. (a)	283	50
Q2 Holdings, Inc. (a)	94,503	2,360,685
QuinStreet, Inc. (a)	158,196	585,325
Qumu Corp. (a)	84,064	308,515
Quotient Technology, Inc. (a)(b)	246,617	2,752,246
Rackspace Hosting, Inc. (a)(b)	433,983	10,849,575
RealNetworks, Inc. (a)	91,284	392,521
Reis, Inc.	36,313	850,450
Remark Media, Inc. (a)(b)	45,073	213,195
RetailMeNot, Inc. (a)(b)	149,494	1,079,347
Rightside Group Ltd. (a)(b)	34,488	312,116
Rocket Fuel, Inc. (a)(b)	112,159	288,249
Sajan, Inc. (a)(b)	63,252	271,351
SciQuest, Inc. (a)	112,860	1,990,850
Shutterstock, Inc. (a)(b)	81,028	3,399,935
Spark Networks, Inc. (a)(b)	80,921	122,191
SPS Commerce, Inc. (a)	68,969	3,758,811
Stamps.com, Inc. (a)(b)	59,686	5,430,829
Support.com, Inc. (a)	167,715	132,495
Synacor, Inc. (a)(b)	64,568	200,806
TechTarget, Inc. (a)	66,813	536,508
Travelzoo, Inc. (a)	32,602	264,076
Tremor Video, Inc. (a)(b)	117,265	212,250
TrueCar, Inc. (a)(b)	232,205	1,762,436
Twitter, Inc. (a)(b)	2,354,623	35,837,362
United Online, Inc. (a)	56,764	620,431
Unwired Planet, Inc. (a)	27,036	161,675
Web.com Group, Inc. (a)(b)	209,736	3,559,220
WebMD Health Corp. (a)(b)	147,441	9,694,246
Xactly Corp. (a)	33,531	330,616
XO Group, Inc. (a)	97,981	1,658,818
Yelp, Inc. (a)	214,975	5,630,195
YuMe, Inc. (a)(b)	55,310	215,156
Zillow Group, Inc.:
Class A (a)(b)	208,215	6,088,207
Class C (a)(b)	385,114	11,045,070
		348,486,227
IT Services - 3.2%
Acxiom Corp. (a)	323,489	6,851,497
Amdocs Ltd.	593,535	34,419,095
Black Knight Financial Services, Inc. Class A (b)	74,091	2,593,185
Blackhawk Network Holdings, Inc. (a)	216,665	7,457,609
Booz Allen Hamilton Holding Corp. Class A	453,515	13,274,384
Broadridge Financial Solutions, Inc.	468,258	30,057,481
CACI International, Inc. Class A (a)	96,818	9,756,350
Cardtronics, Inc. (a)(b)	181,064	7,114,005
Cartesian, Inc. (a)	2,929	3,280
Cass Information Systems, Inc.	39,706	1,907,873
Ciber, Inc. (a)	261,032	323,680
Computer Sciences Corp.	547,995	26,961,354
Computer Task Group, Inc.	44,089	233,231
Convergys Corp.	384,746	10,845,990
CoreLogic, Inc. (a)	355,599	13,253,175
CSG Systems International, Inc.	130,374	5,542,199
CSP, Inc.	3,555	27,445
Datalink Corp. (a)	78,353	632,309
DST Systems, Inc.	125,171	15,135,677
Edgewater Technology, Inc. (a)	28,583	253,245
EPAM Systems, Inc. (a)	162,818	12,457,205
Euronet Worldwide, Inc. (a)	198,420	15,835,900
Everi Holdings, Inc. (a)	251,799	360,073
EVERTEC, Inc.	265,372	4,062,845
ExlService Holdings, Inc. (a)	133,788	6,930,218
First Data Corp. Class A (a)	714,796	8,956,394
FleetCor Technologies, Inc. (a)(b)	304,717	45,369,314
Forrester Research, Inc.	46,079	1,696,168
Gartner, Inc. Class A (a)	326,940	33,223,643
Genpact Ltd. (a)	618,424	17,433,373
Hackett Group, Inc.	102,623	1,500,348
Higher One Holdings, Inc. (a)	141,222	530,995
Information Services Group, Inc. (a)	108,930	411,755
Innodata, Inc. (a)	58,124	140,660
InterCloud Systems, Inc. (a)(b)	80,280	65,830
Jack Henry & Associates, Inc.	311,713	26,317,929
Leidos Holdings, Inc. (b)	255,956	12,644,226
Lionbridge Technologies, Inc. (a)(b)	236,377	1,028,240
ManTech International Corp. Class A	100,710	3,618,510
Mattersight Corp. (a)(b)	47,315	186,894
Maximus, Inc. (b)	258,945	14,928,179
ModusLink Global Solutions, Inc. (a)(b)	128,863	177,831
MoneyGram International, Inc. (a)	110,529	717,333
NCI, Inc. Class A	29,120	376,522
Neustar, Inc. Class A (a)(b)	212,708	5,009,273
Perficient, Inc. (a)	146,114	3,061,088
PFSweb, Inc. (a)	60,946	760,301
Planet Payment, Inc. (a)	177,497	765,012
PRG-Schultz International, Inc. (a)	115,194	572,514
Sabre Corp.	806,447	22,717,612
Science Applications International Corp.	164,660	8,985,496
ServiceSource International, Inc. (a)(b)	263,840	981,485
Square, Inc. (a)(b)	120,214	1,145,639
StarTek, Inc. (a)	22,269	94,866
Sykes Enterprises, Inc. (a)	160,531	4,787,034
Syntel, Inc. (a)	124,875	5,754,240
Sysorex Global (a)	4,486	1,974
Teletech Holdings, Inc.	76,566	2,090,252
Travelport Worldwide Ltd.	445,527	5,898,777
Unisys Corp. (a)(b)	193,935	1,636,811
Vantiv, Inc. (a)	613,930	33,011,016
Virtusa Corp. (a)(b)	108,169	3,810,794
WEX, Inc. (a)(b)	153,508	14,162,648
WidePoint Corp. (a)(b)	269,166	203,490
WPCS International, Inc. (a)(b)	1,864	2,740
		511,066,511
Semiconductors & Semiconductor Equipment - 2.1%
Adesto Technologies Corp. (b)	37,054	132,283
Advanced Energy Industries, Inc. (a)	162,669	6,209,076
Advanced Micro Devices, Inc. (a)(b)	2,530,067	11,562,406
AEHR Test Systems (a)	9,000	9,000
Alpha & Omega Semiconductor Ltd. (a)	74,899	1,025,367
Amkor Technology, Inc. (a)	391,407	2,469,778
Amtech Systems, Inc. (a)(b)	43,995	307,965
Applied Micro Circuits Corp. (a)(b)	335,692	2,208,853
Axcelis Technologies, Inc. (a)	459,365	1,240,286
AXT, Inc. (a)	144,696	515,118
Brooks Automation, Inc.	286,170	3,142,147
Cabot Microelectronics Corp.	104,072	4,489,666
Cascade Microtech, Inc. (a)	52,395	1,083,529
Cavium, Inc. (a)(b)	225,204	11,203,899
Ceva, Inc. (a)	81,497	2,203,679
Cirrus Logic, Inc. (a)(b)	249,194	8,970,984
Cohu, Inc.	103,754	1,224,297
Cree, Inc. (a)(b)	400,803	9,651,336
CVD Equipment Corp. (a)(b)	12,898	91,189
CyberOptics Corp. (a)	26,810	452,821
Cypress Semiconductor Corp. (b)	1,232,751	13,104,143
Diodes, Inc. (a)	155,189	2,988,940
DSP Group, Inc. (a)	84,313	882,757
Entegris, Inc. (a)	559,265	7,975,119
Exar Corp. (a)	183,078	1,250,423
Fairchild Semiconductor International, Inc. (a)(b)	460,242	9,145,009
FormFactor, Inc. (a)	241,998	1,735,126
GigOptix, Inc. (a)	183,941	516,874
GSI Technology, Inc. (a)	51,850	207,400
Inphi Corp. (a)	139,706	4,357,430
Integrated Device Technology, Inc. (a)	535,108	12,494,772
Intermolecular, Inc. (a)	45,789	82,420
Intersil Corp. Class A	534,697	7,229,103
Intest Corp. (a)	34,005	124,458
IXYS Corp.	98,319	1,072,660
Kopin Corp. (a)(b)	223,115	479,697
Kulicke & Soffa Industries, Inc. (a)	287,228	3,587,478
Lattice Semiconductor Corp. (a)(b)	481,037	2,799,635
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	76,046	2,737,656
Marvell Technology Group Ltd.	1,869,973	19,129,824
Maxim Integrated Products, Inc.	1,126,554	42,763,990
MaxLinear, Inc. Class A (a)	203,109	4,208,418
Microsemi Corp. (a)(b)	444,032	15,021,603
MKS Instruments, Inc.	215,359	8,825,412
Monolithic Power Systems, Inc. (b)	147,733	10,094,596
MoSys, Inc. (a)(b)	165,767	64,649
Nanometrics, Inc. (a)	103,963	1,935,791
NeoPhotonics Corp. (a)	109,639	987,847
NVE Corp.	19,506	1,101,504
ON Semiconductor Corp. (a)	1,628,769	15,913,073
PDF Solutions, Inc. (a)	106,027	1,559,657
Photronics, Inc. (a)(b)	270,718	2,598,893
Pixelworks, Inc. (a)(b)	90,594	179,376
Power Integrations, Inc.	113,813	5,678,131
QuickLogic Corp. (a)(b)	211,902	216,140
Rambus, Inc. (a)(b)	450,874	5,455,575
Rubicon Technology, Inc. (a)(b)	86,191	58,610
Rudolph Technologies, Inc. (a)	136,095	1,986,987
Semtech Corp. (a)	259,769	6,114,962
Sigma Designs, Inc. (a)	138,524	1,001,529
Silicon Laboratories, Inc. (a)(b)	155,606	7,741,399
SolarEdge Technologies, Inc. (a)(b)	26,733	584,116
SunEdison Semiconductor Ltd. (a)	172,170	981,369
SunPower Corp. (a)(b)	213,740	3,746,862
Sunworks, Inc. (a)	47,552	110,796
Synaptics, Inc. (a)(b)	145,711	9,883,577
Teradyne, Inc.	784,532	15,541,579
Tessera Technologies, Inc.	193,377	6,240,276
Ultra Clean Holdings, Inc. (a)	117,268	668,428
Ultratech, Inc. (a)	112,397	2,563,776
Veeco Instruments, Inc. (a)(b)	167,020	2,971,286
Xcerra Corp. (a)	206,830	1,350,600
		338,245,410
Software - 4.4%
A10 Networks, Inc. (a)	145,657	940,944
ACI Worldwide, Inc. (a)	470,005	9,710,303
American Software, Inc. Class A	107,380	1,035,143
ANSYS, Inc. (a)	348,963	31,092,603
Aspen Technology, Inc. (a)	331,701	12,644,442
Asure Software, Inc. (a)	1,517	7,509
Aware, Inc. (a)	24,496	101,413
Barracuda Networks, Inc. (a)(b)	86,573	1,489,921
Blackbaud, Inc.	180,930	11,338,883
Bottomline Technologies, Inc. (a)(b)	155,004	3,884,400
BroadSoft, Inc. (a)(b)	113,096	4,930,986
BSQUARE Corp. (a)	35,898	190,259
Cadence Design Systems, Inc. (a)	1,206,013	29,812,641
Callidus Software, Inc. (a)	223,121	4,141,126
CDK Global, Inc.	614,783	33,997,500
CommVault Systems, Inc. (a)	166,519	7,539,980
Covisint Corp. (a)	156,273	314,109
Datawatch Corp. (a)(b)	28,143	147,469
Digimarc Corp. (a)(b)	34,737	960,825
Digital Turbine, Inc. (a)(b)	126,543	131,605
Document Security Systems, Inc. (a)(b)	81,780	16,765
Ebix, Inc. (b)	103,478	4,680,310
Ellie Mae, Inc. (a)	117,619	9,963,505
EnerNOC, Inc. (a)(b)	110,925	732,105
EPIQ Systems, Inc.	126,421	1,925,392
Evolving Systems, Inc.	27,515	145,004
Fair Isaac Corp.	125,000	13,928,750
FalconStor Software, Inc. (a)	102,011	135,675
Finjan Holdings, Inc. (a)	93,776	138,788
FireEye, Inc. (a)(b)	567,085	9,027,993
Form Holdings Corp. (a)	47,633	87,168
Fortinet, Inc. (a)	575,577	19,690,489
Gigamon, Inc. (a)	108,403	3,376,753
Globalscape, Inc.	29,423	105,629
Glu Mobile, Inc. (a)(b)	469,639	1,122,437
GSE Systems, Inc. (a)	33,148	72,594
Guidance Software, Inc. (a)(b)	71,315	395,798
Guidewire Software, Inc. (a)(b)	281,208	16,506,910
HubSpot, Inc. (a)	41,424	1,978,410
Imperva, Inc. (a)(b)	108,558	4,144,744
Infoblox, Inc. (a)	212,822	4,003,182
Interactive Intelligence Group, Inc. (a)(b)	69,585	2,868,990
Jive Software, Inc. (a)	189,412	719,766
Majesco (a)	52,545	302,134
Majesco Entertainment Co.	147,810	127,117
MAM Software Group, Inc. (a)	1,188	7,366
Manhattan Associates, Inc. (a)	287,987	18,986,983
Mentor Graphics Corp.	398,885	8,552,094
MicroStrategy, Inc. Class A (a)	36,023	6,719,730
Mitek Systems, Inc. (a)(b)	120,061	1,091,354
MobileIron, Inc. (a)(b)	155,450	512,985
Model N, Inc. (a)	87,025	1,070,408
Monotype Imaging Holdings, Inc.	165,521	3,952,641
NetSol Technologies, Inc. (a)	37,185	221,251
NetSuite, Inc. (a)(b)	148,823	11,803,152
Nuance Communications, Inc. (a)	963,950	16,117,244
NXT-ID, Inc. (a)(b)	21,173	8,490
Parametric Technology Corp. (a)	447,175	15,982,035
Park City Group, Inc. (a)(b)	44,265	409,009
Paycom Software, Inc. (a)(b)	147,070	5,947,511
Paylocity Holding Corp. (a)(b)	80,406	2,951,704
Pegasystems, Inc.	151,785	4,002,570
Progress Software Corp. (a)	212,748	5,601,655
Proofpoint, Inc. (a)(b)	163,517	9,585,367
PROS Holdings, Inc. (a)	93,435	1,307,156
QAD, Inc.:
Class A	27,311	513,174
Class B	24,367	386,704
Qlik Technologies, Inc. (a)	365,049	10,476,906
Qualys, Inc. (a)(b)	93,705	2,922,659
Rapid7, Inc. (a)(b)	30,222	388,353
RealPage, Inc. (a)(b)	214,782	4,671,509
RingCentral, Inc. (a)	229,119	4,522,809
Rosetta Stone, Inc. (a)	68,940	522,565
Rovi Corp. (a)(b)	328,404	5,520,471
SeaChange International, Inc. (a)(b)	126,310	418,086
ServiceNow, Inc. (a)	594,943	42,615,767
Silver Spring Networks, Inc. (a)	150,654	1,966,035
SITO Mobile Ltd. (a)(b)	68,717	202,715
Smith Micro Software, Inc. (a)(b)	132,928	93,089
Sonic Foundry, Inc. (a)	57,013	354,621
Splunk, Inc. (a)(b)	515,275	29,602,549
SS&C Technologies Holdings, Inc.	318,876	19,639,573
Synchronoss Technologies, Inc. (a)(b)	159,681	5,631,949
Synopsys, Inc. (a)	598,665	30,933,021
Tableau Software, Inc. (a)(b)	208,114	10,705,384
Take-Two Interactive Software, Inc. (a)(b)	332,051	12,920,104
Tangoe, Inc. (a)(b)	151,490	1,213,435
TeleNav, Inc. (a)	114,448	533,328
Textura Corp. (a)	74,405	1,934,530
The Rubicon Project, Inc. (a)	90,991	1,333,018
TiVo, Inc. (a)	385,131	3,832,053
Tubemogul, Inc. (a)(b)	67,938	843,111
Tyler Technologies, Inc. (a)(b)	131,125	20,100,151
Ultimate Software Group, Inc. (a)(b)	112,975	23,101,128
Upland Software, Inc. (a)	16,242	116,942
Varonis Systems, Inc. (a)(b)	63,496	1,544,223
Vasco Data Security International, Inc. (a)(b)	130,130	2,151,049
Verint Systems, Inc. (a)	248,544	8,199,467
VirnetX Holding Corp. (a)(b)	177,456	862,436
VMware, Inc. Class A (a)(b)	305,336	18,491,148
Voltari Corp. (a)(b)	19,368	64,883
Workday, Inc. Class A (a)(b)	466,625	35,388,840
Workiva, Inc. (a)(b)	94,792	1,308,130
Xura, Inc. (a)	98,990	2,456,932
Zendesk, Inc. (a)(b)	213,788	5,235,668
Zix Corp. (a)(b)	279,934	1,125,335
Zynga, Inc. (a)	2,886,742	7,418,927
		687,701,951
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)(b)	425,702	5,700,150
Avid Technology, Inc. (a)	126,635	753,478
Concurrent Computer Corp.	30,661	199,297
CPI Card Group (b)	72,158	300,177
Cray, Inc. (a)(b)	161,633	5,385,612
Crossroads Systems, Inc. (a)(b)	36,918	8,122
Dataram Corp. (a)	3,942	2,897
Diebold, Inc.	262,942	6,797,051
Eastman Kodak Co. (a)(b)	154,688	2,027,960
Electronics for Imaging, Inc. (a)(b)	189,170	8,291,321
Hutchinson Technology, Inc. (a)(b)	137,537	484,130
Imation Corp. (a)(b)	119,007	209,452
Immersion Corp. (a)	113,167	724,269
Intevac, Inc. (a)	82,658	404,198
ITUS Corp. (a)(b)	34,351	111,297
Lexmark International, Inc. Class A	240,685	9,112,334
NCR Corp. (a)	490,418	15,144,108
Nimble Storage, Inc. (a)(b)	229,079	2,045,675
Pure Storage, Inc. Class A (a)(b)	246,917	2,908,682
Qualstar Corp. (a)(c)	155,911	67,057
Quantum Corp. (a)	964,773	368,254
Silicon Graphics International Corp. (a)	140,864	740,945
Super Micro Computer, Inc. (a)(b)	147,157	3,861,400
Transact Technologies, Inc.	28,331	210,783
U.S.A. Technologies, Inc. (a)(b)	146,773	645,801
Violin Memory, Inc. (a)(b)	313,676	178,105
Xplore Technologies Corp. (a)	14,878	47,461
		66,730,016

TOTAL INFORMATION TECHNOLOGY		2,604,251,034

MATERIALS - 5.1%
Chemicals - 2.6%
A. Schulman, Inc.	123,374	3,122,596
AgroFresh Solutions, Inc. (a)(b)	94,349	473,632
Albemarle Corp. U.S.	444,834	34,919,469
American Vanguard Corp. (a)	100,323	1,314,231
Ashland, Inc.	248,144	28,129,604
Axalta Coating Systems (a)	536,965	15,115,565
Axiall Corp.	280,074	6,522,923
Balchem Corp.	128,804	7,721,800
BioAmber, Inc. (a)(b)	57,670	215,686
Cabot Corp.	248,983	11,381,013
Calgon Carbon Corp.	200,881	2,989,109
Celanese Corp. Class A	573,282	40,404,915
Chase Corp.	30,419	1,786,812
Chemtura Corp. (a)(b)	268,906	7,174,412
Codexis, Inc. (a)	91,779	348,760
Core Molding Technologies, Inc. (a)	30,292	381,982
Ferro Corp. (a)	351,242	4,857,677
Flotek Industries, Inc. (a)(b)	209,178	2,459,933
FutureFuel Corp.	89,835	999,864
H.B. Fuller Co.	203,917	9,310,850
Hawkins, Inc.	39,420	1,538,168
Huntsman Corp.	806,594	12,042,448
Ingevity Corp. (a)	160,590	4,679,593
Innophos Holdings, Inc.	76,978	2,951,337
Innospec, Inc.	100,026	4,857,263
Intrepid Potash, Inc. (a)	215,299	273,430
KMG Chemicals, Inc.	32,018	687,747
Koppers Holdings, Inc. (a)	81,226	2,055,830
Kraton Performance Polymers, Inc. (a)	121,712	3,309,349
Kronos Worldwide, Inc. (b)	93,968	549,713
LSB Industries, Inc. (a)(b)	82,201	1,080,943
Marrone Bio Innovations, Inc. (a)(b)	53,732	37,075
Metabolix, Inc. (a)(b)	20,616	16,493
Minerals Technologies, Inc.	137,733	7,933,421
NewMarket Corp. (b)	39,869	16,146,945
Northern Technologies International Corp. (a)	5,288	66,100
Olin Corp. (b)	654,199	15,053,119
OMNOVA Solutions, Inc. (a)	187,606	1,292,605
Platform Specialty Products Corp. (a)(b)	608,574	5,775,367
PolyOne Corp.	339,104	12,706,227
Quaker Chemical Corp.	55,249	4,774,066
Rayonier Advanced Materials, Inc.	163,222	2,115,357
RPM International, Inc.	523,325	26,265,682
Senomyx, Inc. (a)(b)	176,669	499,973
Sensient Technologies Corp. (b)	186,397	12,716,003
Stepan Co.	74,135	4,276,848
Terravia Holdings, Inc. (a)	284,081	704,521
The Chemours Co. LLC	723,258	6,299,577
The Scotts Miracle-Gro Co. Class A	177,069	12,306,296
TOR Minerals International, Inc. (a)	3,831	17,163
Trecora Resources (a)	74,645	839,756
Tredegar Corp.	97,247	1,580,264
Trinseo SA (a)	120,056	5,653,437
Tronox Ltd. Class A (b)	257,877	1,193,971
Valhi, Inc. (b)	74,540	149,080
Valspar Corp.	288,013	31,197,568
W.R. Grace & Co.	280,886	21,807,989
Westlake Chemical Corp.	151,537	6,687,328
		411,768,885
Construction Materials - 0.2%
Eagle Materials, Inc.	193,288	15,138,316
Headwaters, Inc. (a)	288,491	5,478,444
Summit Materials, Inc.	237,730	5,170,628
Tecnoglass, Inc. (a)(b)	9,010	104,246
U.S. Concrete, Inc. (a)	53,594	3,437,519
United States Lime & Minerals, Inc.	7,538	403,208
		29,732,361
Containers & Packaging - 1.0%
AEP Industries, Inc.	16,843	1,010,748
Aptargroup, Inc.	248,803	19,222,520
Bemis Co., Inc.	371,713	18,712,032
Berry Plastics Group, Inc. (a)	479,606	18,786,167
Crown Holdings, Inc. (a)	547,825	28,580,030
Graphic Packaging Holding Co.	1,288,333	17,263,662
Greif, Inc.:
Class A	144,813	5,192,994
Class B (b)	6,493	301,730
Myers Industries, Inc.	100,702	1,439,032
Packaging Corp. of America	374,653	25,562,574
Silgan Holdings, Inc.	161,696	8,269,133
Sonoco Products Co.	397,768	18,961,601
UFP Technologies, Inc. (a)	22,606	487,159
		163,789,382
Metals & Mining - 1.0%
A.M. Castle & Co. (a)(b)	69,394	126,297
AK Steel Holding Corp. (a)(b)	892,510	3,819,943
Allegheny Technologies, Inc. (b)	426,358	5,278,312
Ampco-Pittsburgh Corp.	37,064	533,351
Carpenter Technology Corp. (b)	181,049	5,800,810
Century Aluminum Co. (a)(b)	196,626	1,270,204
Cliffs Natural Resources, Inc. (a)(b)	649,728	2,780,836
Coeur d'Alene Mines Corp. (a)(b)	542,336	4,083,790
Commercial Metals Co. (b)	449,804	7,723,135
Compass Minerals International, Inc.	134,426	10,478,507
Comstock Mining, Inc. (a)(b)	223,980	78,415
Friedman Industries	19,700	119,185
General Moly, Inc. (a)(b)	202,841	72,719
Gold Resource Corp. (b)	245,974	760,060
Golden Minerals Co. (a)(b)	115,781	38,208
Handy & Harman Ltd. (a)	25,445	636,125
Haynes International, Inc.	51,538	1,485,325
Hecla Mining Co. (b)	1,524,220	6,188,333
Kaiser Aluminum Corp.	73,984	6,341,169
Materion Corp.	84,476	2,043,474
McEwen Mining, Inc. (b)	925,038	2,062,835
Mines Management, Inc. (a)(b)	69,165	60,519
Olympic Steel, Inc.	40,421	958,382
Paramount Gold Nevada Corp. (a)	22,744	34,116
Pershing Gold Corp. (a)(b)	69,048	284,478
Real Industries, Inc. (a)	96,773	655,637
Reliance Steel & Aluminum Co.	280,616	20,863,800
Royal Gold, Inc.	259,167	14,547,044
Ryerson Holding Corp. (a)(b)	44,874	625,095
Schnitzer Steel Industries, Inc. Class A	107,315	1,726,698
Solitario Exploration & Royalty Corp. (a)(b)	57,827	24,866
Steel Dynamics, Inc.	964,107	23,803,802
Stillwater Mining Co. (a)(b)	476,680	4,824,002
SunCoke Energy, Inc.	244,877	1,481,506
Synalloy Corp.	24,589	186,876
TimkenSteel Corp. (b)	155,096	1,389,660
U.S. Antimony Corp. (a)(b)	114,807	29,850
United States Steel Corp. (b)	576,542	8,342,563
Universal Stainless & Alloy Products, Inc. (a)	23,505	280,415
Worthington Industries, Inc.	184,761	6,902,671
		148,743,013
Paper & Forest Products - 0.3%
Boise Cascade Co. (a)	157,929	3,626,050
Clearwater Paper Corp. (a)	72,212	4,521,193
Deltic Timber Corp.	46,285	2,979,828
Domtar Corp.	246,320	9,517,805
Kapstone Paper & Packaging Corp.	343,407	5,236,957
Louisiana-Pacific Corp. (a)(b)	551,769	10,086,337
Mercer International, Inc. (SBI)	177,459	1,598,906
Neenah Paper, Inc.	66,522	4,615,962
P.H. Glatfelter Co.	174,467	3,576,574
Rentech, Inc. (a)	91,963	231,747
Resolute Forest Products (a)(b)	362,934	2,210,268
Schweitzer-Mauduit International, Inc.	128,517	4,420,985
		52,622,612

TOTAL MATERIALS		806,656,253

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.7%
8x8, Inc. (a)(b)	354,571	4,527,872
Alaska Communication Systems Group, Inc. (a)	196,814	346,393
Atlantic Tele-Network, Inc.	46,527	3,465,796
Cincinnati Bell, Inc. (a)	839,784	3,342,340
Cogent Communications Group, Inc.	165,940	6,607,731
Consolidated Communications Holdings, Inc. (b)	198,269	4,873,452
Elephant Talk Communication, Inc. (a)(b)	798,023	139,255
FairPoint Communications, Inc. (a)(b)	85,245	1,155,070
Fusion Telecommunications International (a)(b)	48,146	64,997
General Communications, Inc. Class A (a)(b)	117,122	1,825,932
Globalstar, Inc. (a)(b)	1,073,138	2,339,441
Hawaiian Telcom Holdco, Inc. (a)	45,396	925,624
IDT Corp. Class B	69,033	1,026,521
Inteliquent, Inc.	144,301	2,412,713
Intelsat SA (a)	155,781	503,173
Iridium Communications, Inc. (a)(b)	322,732	2,817,450
Lumos Networks Corp. (a)	91,738	1,180,668
Ooma, Inc. (a)(b)	10,798	74,506
ORBCOMM, Inc. (a)	257,128	2,417,003
PDVWireless, Inc. (a)(b)	47,839	1,154,355
SBA Communications Corp. Class A (a)	497,366	49,438,180
Straight Path Communications, Inc. Class B (a)(b)	38,104	1,219,709
Towerstream Corp. (a)	213,735	39,755
Vonage Holdings Corp. (a)	735,619	3,391,204
Windstream Holdings, Inc. (b)	377,820	3,169,910
Zayo Group Holdings, Inc. (a)	163,131	4,531,779
		102,990,829
Wireless Telecommunication Services - 0.5%
Boingo Wireless, Inc. (a)	127,101	940,547
Leap Wireless International, Inc. rights (a)	194,908	502,863
NII Holdings, Inc. (a)(b)	392,162	1,456,882
Shenandoah Telecommunications Co.	190,308	6,087,953
Spok Holdings, Inc.	83,733	1,468,677
Sprint Corp. (a)(b)	3,144,399	11,948,716
T-Mobile U.S., Inc. (a)(b)	1,095,236	46,832,291
Telephone & Data Systems, Inc.	375,749	10,817,814
U.S. Cellular Corp. (a)	55,732	2,105,555
		82,161,298

TOTAL TELECOMMUNICATION SERVICES		185,152,127

UTILITIES - 3.7%
Electric Utilities - 1.4%
Allete, Inc.	189,510	10,942,307
Alliant Energy Corp.	880,406	32,619,042
El Paso Electric Co.	163,435	7,299,007
Empire District Electric Co.	174,977	5,861,730
Genie Energy Ltd. Class B (b)	65,626	496,133
Great Plains Energy, Inc.	578,413	16,878,091
Hawaiian Electric Industries, Inc.	448,723	14,731,576
IDACORP, Inc.	197,672	14,471,567
ITC Holdings Corp.	605,649	26,963,493
MGE Energy, Inc.	147,108	7,459,847
OGE Energy Corp. (b)	790,893	23,877,060
Otter Tail Corp.	163,816	4,845,677
PNM Resources, Inc.	330,147	10,842,027
Portland General Electric Co.	356,807	14,693,312
Spark Energy, Inc. Class A,	26,288	791,006
Westar Energy, Inc.	549,632	30,960,771
		223,732,646
Gas Utilities - 1.2%
Atmos Energy Corp.	392,105	28,584,455
Chesapeake Utilities Corp.	64,257	3,706,986
Delta Natural Gas Co., Inc.	18,073	451,825
Gas Natural, Inc.	40,523	289,334
National Fuel Gas Co. (b)	340,136	18,707,480
New Jersey Resources Corp.	339,694	11,940,244
Northwest Natural Gas Co.	120,740	6,628,626
ONE Gas, Inc.	211,553	12,407,583
Piedmont Natural Gas Co., Inc.	319,734	19,203,224
Questar Corp.	695,015	17,521,328
RGC Resources, Inc.	3,401	79,413
South Jersey Industries, Inc.	301,955	8,723,480
Southwest Gas Corp.	194,324	13,491,915
Spire, Inc.	177,126	11,261,671
UGI Corp.	668,924	28,710,218
WGL Holdings, Inc.	197,149	12,860,029
		194,567,811
Independent Power and Renewable Electricity Producers - 0.3%
American DG Energy, Inc. (a)	66,943	16,066
Calpine Corp. (a)(b)	1,297,751	19,206,715
Dynegy, Inc. (a)	442,478	8,336,286
EnSite Power, Inc.	19,278	1,325
NRG Yield, Inc.:
Class A (b)	127,027	1,841,892
Class C	254,847	3,939,935
Ormat Technologies, Inc.	139,703	6,092,448
Pattern Energy Group, Inc. (b)	224,661	4,893,117
Talen Energy Corp. (a)(b)	262,947	3,023,891
TerraForm Global, Inc. (b)	196,426	546,064
Terraform Power, Inc. (b)	294,092	2,482,136
U.S. Geothermal, Inc. (a)(b)	370,926	293,402
Vivint Solar, Inc. (a)(b)	83,920	301,273
		50,974,550
Multi-Utilities - 0.5%
Avangrid, Inc.	225,696	9,483,746
Avista Corp.	249,992	10,054,678
Black Hills Corp. (b)	203,305	12,308,085
MDU Resources Group, Inc.	766,780	17,536,259
NorthWestern Energy Corp.	184,115	10,671,305
Unitil Corp.	68,493	2,713,693
Vectren Corp.	326,462	16,218,632
		78,986,398
Water Utilities - 0.3%
American States Water Co.	149,290	5,831,267
Aqua America, Inc.	698,813	22,578,648
Artesian Resources Corp. Class A	28,422	801,500
Cadiz, Inc. (a)(b)	56,904	346,545
California Water Service Group	186,749	5,443,733
Connecticut Water Service, Inc.	49,499	2,387,337
Middlesex Water Co.	74,490	2,752,406
Pure Cycle Corp. (a)(b)	69,664	312,791
SJW Corp.	65,990	2,275,995
York Water Co.	51,416	1,388,232
		44,118,454

TOTAL UTILITIES		592,379,859

TOTAL COMMON STOCKS
(Cost $13,191,665,927)		15,812,965,714
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.44% to 0.44% 9/1/16 to 9/15/16 (d)
(Cost $7,990,190)	8,000,000	7,992,706
	Shares	Value

Money Market Funds - 20.4%
Fidelity Cash Central Fund, 0.40% (e)	20,239,671	$20,239,671
Fidelity Securities Lending Cash Central Fund, 0.44% (e)(f)	3,212,916,853	3,212,916,853
TOTAL MONEY MARKET FUNDS
(Cost $3,233,156,524)		3,233,156,524
TOTAL INVESTMENT PORTFOLIO - 120.0%
(Cost $16,432,812,641)		19,054,114,944
NET OTHER ASSETS (LIABILITIES) - (20.0)%		(3,170,654,014)
NET ASSETS - 100%		$15,883,460,930

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
202 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2016	30,134,360	$878,858
394 ICE Russell 2000 Index Contracts (United States)	June 2016	45,443,960	1,500,970
TOTAL FUTURES CONTRACTS		75,578,320	$2,379,828

The face value of futures purchased as a percentage of Net Assets is 0.5%

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,957,273.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$44,218
Fidelity Securities Lending Cash Central Fund	10,396,593
Total	$10,440,811

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Qualstar Corp.	$87,310	$--	$--	$--	$67,057
Total	$87,310	$--	$--	$--	$67,057

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,508,588,824	$2,508,588,824	$--	$--
Consumer Staples	547,207,421	547,182,581	--	24,840
Energy	572,906,417	572,906,417	--	--
Financials	4,040,412,626	4,040,032,637	356	379,633
Health Care	1,889,436,788	1,888,059,786	30,817	1,346,185
Industrials	2,065,974,365	2,065,974,365	--	--
Information Technology	2,604,251,034	2,604,251,034	--	--
Materials	806,656,253	806,656,253	--	--
Telecommunication Services	185,152,127	184,649,264	--	502,863
Utilities	592,379,859	592,378,534	--	1,325
U.S. Government and Government Agency Obligations	7,992,706	--	7,992,706	--
Money Market Funds	3,233,156,524	3,233,156,524	--	--
Total Investments in Securities:	$19,054,114,944	$19,043,836,219	$8,023,879	$2,254,846
Derivative Instruments:
Assets
Futures Contracts	$2,379,828	$2,379,828	$--	$--
Total Assets	$2,379,828	$2,379,828	$--	$--
Total Derivative Instruments:	$2,379,828	$2,379,828	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $16,477,484,437. Net unrealized appreciation aggregated $2,576,630,507, of which $4,710,398,004 related to appreciated investment securities and $2,133,767,497 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Total Market Index Fund
(formerly Spartan® Total Market Index Fund)

May 31, 2016

STI-QTLY-0716
1.816022.111

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc. (a)	110,253	$1,837,918
Autoliv, Inc. (b)	129,417	15,867,818
BorgWarner, Inc.	322,234	10,965,623
Clean Diesel Technologies, Inc. (a)(b)	42,378	16,527
Cooper Tire & Rubber Co.	72,740	2,337,136
Cooper-Standard Holding, Inc. (a)(b)	27,202	2,338,012
Dana Holding Corp.	208,374	2,504,655
Delphi Automotive PLC	399,382	27,142,001
Dorman Products, Inc. (a)(b)	47,584	2,627,113
Drew Industries, Inc.	37,718	2,917,864
Federal-Mogul Corp. Class A (a)	65,766	557,696
Fox Factory Holding Corp. (a)	28,748	478,367
Fuel Systems Solutions, Inc. (a)	20,668	108,094
Gentex Corp.	415,639	6,891,295
Gentherm, Inc. (a)	58,309	2,132,943
Horizon Global Corp. (a)	22,811	265,748
Johnson Controls, Inc.	943,098	41,637,777
Lear Corp.	109,051	12,950,897
Metaldyne Performance Group, Inc.	30,783	501,763
Modine Manufacturing Co. (a)	62,657	626,570
Motorcar Parts of America, Inc. (a)(b)	25,941	777,192
Shiloh Industries, Inc. (a)	7,922	44,442
Spartan Motors, Inc.	44,931	287,558
Standard Motor Products, Inc.	32,576	1,258,737
Stoneridge, Inc. (a)	33,804	554,724
Strattec Security Corp.	4,334	200,491
Superior Industries International, Inc.	39,790	1,079,901
Sypris Solutions, Inc. (a)	16,848	16,848
Tenneco, Inc. (a)	83,068	4,462,413
The Goodyear Tire & Rubber Co.	383,576	10,728,621
Tower International, Inc.	25,690	556,702
UQM Technologies, Inc. (a)	38,648	30,918
Visteon Corp.	48,877	3,664,797
		158,369,161
Automobiles - 0.6%
Ford Motor Co.	5,637,153	76,045,194
General Motors Co.	2,032,290	63,570,031
Harley-Davidson, Inc.	281,657	13,066,068
Tesla Motors, Inc. (a)(b)	163,677	36,537,617
Thor Industries, Inc.	80,180	5,211,700
Winnebago Industries, Inc.	39,123	881,050
		195,311,660
Distributors - 0.1%
Core-Mark Holding Co., Inc.	37,639	3,222,651
Educational Development Corp.	2,866	30,523
Fenix Parts, Inc. (b)	13,969	54,060
Genuine Parts Co.	219,386	21,262,891
LKQ Corp. (a)	442,436	14,631,359
Pool Corp.	56,544	5,177,734
VOXX International Corp. (a)	18,073	59,822
Weyco Group, Inc.	5,169	142,458
		44,581,498
Diversified Consumer Services - 0.2%
2U, Inc. (a)(b)	52,685	1,466,750
American Public Education, Inc. (a)	20,589	581,845
Apollo Education Group, Inc. Class A (non-vtg.) (a)	147,069	1,351,564
Ascent Capital Group, Inc. (a)	16,905	316,800
Bridgepoint Education, Inc. (a)	19,443	151,072
Bright Horizons Family Solutions, Inc. (a)	67,619	4,381,035
Cambium Learning Group, Inc. (a)	12,514	57,690
Capella Education Co.	13,812	724,716
Career Education Corp. (a)	92,297	542,706
Carriage Services, Inc.	24,048	566,090
Chegg, Inc. (a)(b)	67,008	326,999
Collectors Universe, Inc.	4,772	92,863
DeVry, Inc.	82,281	1,489,286
Graham Holdings Co.	6,749	3,360,665
Grand Canyon Education, Inc. (a)	72,456	3,025,763
H&R Block, Inc. (b)	339,125	7,243,710
Houghton Mifflin Harcourt Co. (a)	170,821	2,938,121
ITT Educational Services, Inc. (a)(b)	22,063	47,877
K12, Inc. (a)	45,198	536,500
Liberty Tax, Inc.	8,571	100,281
LifeLock, Inc. (a)	121,981	1,594,292
Lincoln Educational Services Corp. (a)	15,671	23,663
National American University Holdings, Inc.	5,378	10,756
Regis Corp. (a)	52,945	690,403
Service Corp. International	271,822	7,447,923
ServiceMaster Global Holdings, Inc. (a)	192,610	7,365,406
Sotheby's Class A (Ltd. vtg.) (b)	86,398	2,583,300
Strayer Education, Inc. (a)	14,558	701,259
Universal Technical Institute, Inc.	29,419	96,789
Weight Watchers International, Inc. (a)(b)	37,785	572,821
		50,388,945
Hotels, Restaurants & Leisure - 2.1%
ARAMARK Holdings Corp.	325,214	10,826,374
Belmond Ltd. Class A (a)	124,751	1,186,382
Biglari Holdings, Inc. (a)	2,475	990,767
BJ's Restaurants, Inc. (a)	35,904	1,608,499
Bloomin' Brands, Inc.	203,436	3,875,456
Bob Evans Farms, Inc.	27,901	1,244,664
Bojangles', Inc. (a)(b)	24,608	430,640
Boyd Gaming Corp. (a)	116,149	2,196,378
Bravo Brio Restaurant Group, Inc. (a)	12,451	92,386
Brinker International, Inc.	84,914	3,818,583
Buffalo Wild Wings, Inc. (a)(b)	25,209	3,665,137
Caesars Entertainment Corp. (a)(b)	56,403	413,434
Carnival Corp. unit	655,938	31,314,480
Carrols Restaurant Group, Inc. (a)	43,906	532,141
Century Casinos, Inc. (a)	28,742	163,829
Chipotle Mexican Grill, Inc. (a)(b)	44,253	19,558,056
Choice Hotels International, Inc.	53,065	2,408,090
Churchill Downs, Inc.	18,170	2,280,517
Chuy's Holdings, Inc. (a)(b)	19,492	642,261
ClubCorp Holdings, Inc.	87,722	1,058,805
Cosi, Inc. (a)(b)	30,434	16,641
Cracker Barrel Old Country Store, Inc. (b)	37,351	5,657,929
Darden Restaurants, Inc. (b)	164,801	11,178,452
Dave & Buster's Entertainment, Inc. (a)	34,931	1,363,357
Del Frisco's Restaurant Group, Inc. (a)	28,720	444,011
Del Taco Restaurants, Inc. (a)	75,328	703,564
Denny's Corp. (a)	117,334	1,258,994
Diamond Resorts International, Inc. (a)(b)	93,410	2,141,891
DineEquity, Inc.	27,200	2,286,432
Domino's Pizza, Inc.	76,030	9,190,506
Dover Downs Gaming & Entertainment, Inc. (a)	1,508	1,629
Dover Motorsports, Inc.	9,993	22,184
Dunkin' Brands Group, Inc.	131,377	5,687,310
El Pollo Loco Holdings, Inc. (a)(b)	42,298	470,777
Eldorado Resorts, Inc. (a)	30,709	457,564
Empire Resorts, Inc. (a)(b)	4,022	78,389
Entertainment Gaming Asia, Inc. (a)	2,060	4,141
Extended Stay America, Inc. unit	100,289	1,430,121
Famous Dave's of America, Inc. (a)(b)	7,623	43,299
Fiesta Restaurant Group, Inc. (a)	37,794	949,763
Fogo de Chao, Inc. (b)	4,278	57,496
Golden Entertainment, Inc. (a)	1,436	17,605
Good Times Restaurants, Inc. (a)(b)	7,939	26,834
Habit Restaurants, Inc. Class A (a)(b)	13,363	239,064
Hilton Worldwide Holdings, Inc.	765,613	15,909,438
Hyatt Hotels Corp. Class A (a)(b)	40,191	1,845,169
Ignite Restaurant Group, Inc. (a)(b)	4,841	10,892
International Speedway Corp. Class A	39,245	1,298,225
Interval Leisure Group, Inc.	159,203	2,286,155
Intrawest Resorts Holdings, Inc. (a)	22,150	240,771
Isle of Capri Casinos, Inc. (a)	30,947	491,748
J. Alexanders Holdings, Inc. (a)	20,559	213,814
Jack in the Box, Inc.	50,437	4,297,232
Jamba, Inc. (a)(b)	19,136	218,342
Kona Grill, Inc. (a)(b)	8,466	106,756
Krispy Kreme Doughnuts, Inc. (a)(b)	100,846	2,156,087
La Quinta Holdings, Inc. (a)	115,379	1,370,703
Las Vegas Sands Corp.	529,287	24,474,231
Lindblad Expeditions Holdings (a)	22,275	222,750
Luby's, Inc. (a)	14,614	72,924
Marcus Corp.	26,625	516,525
Marriott International, Inc. Class A (b)	280,107	18,498,266
Marriott Vacations Worldwide Corp.	38,724	2,346,674
McDonald's Corp.	1,310,235	159,927,284
MGM Mirage, Inc. (a)	684,617	15,643,498
Monarch Casino & Resort, Inc. (a)	11,528	243,471
Morgans Hotel Group Co. (a)	27,678	60,615
Nathan's Famous, Inc. (a)	3,561	151,627
Noodles & Co. (a)(b)	28,579	268,071
Norwegian Cruise Line Holdings Ltd. (a)	225,639	10,471,906
Panera Bread Co. Class A (a)(b)	33,222	7,280,601
Papa John's International, Inc.	38,520	2,439,857
Papa Murphy's Holdings, Inc. (a)(b)	22,690	170,175
Penn National Gaming, Inc. (a)	107,531	1,685,011
Pinnacle Entertainment, Inc.	94,638	1,065,624
Planet Fitness, Inc. (a)(b)	15,590	278,437
Popeyes Louisiana Kitchen, Inc. (a)(b)	35,356	2,054,891
Potbelly Corp. (a)	30,614	404,717
Rave Restaurant Group, Inc. (a)(b)	9,079	37,496
RCI Hospitality Holdings, Inc.	5,726	62,184
Red Lion Hotels Corp. (a)	6,989	56,192
Red Robin Gourmet Burgers, Inc. (a)	21,139	1,071,959
Royal Caribbean Cruises Ltd.	245,114	18,969,372
Ruby Tuesday, Inc. (a)(b)	88,086	341,774
Ruth's Hospitality Group, Inc.	42,076	698,882
Scientific Games Corp. Class A (a)(b)	70,193	687,189
SeaWorld Entertainment, Inc. (b)	103,555	1,808,070
Shake Shack, Inc. Class A (a)	8,653	331,410
Six Flags Entertainment Corp.	119,451	6,891,128
Sonic Corp.	74,649	2,223,794
Speedway Motorsports, Inc.	23,497	406,733
Starbucks Corp.	2,149,708	117,997,472
Starwood Hotels & Resorts Worldwide, Inc.	242,226	17,786,655
Texas Roadhouse, Inc. Class A	107,584	4,820,839
The Cheesecake Factory, Inc.	58,805	2,932,605
Town Sports International Holdings, Inc. (a)	13,107	39,976
Vail Resorts, Inc.	54,383	7,137,769
Wendy's Co.	363,065	3,732,308
Wingstop, Inc. (b)	21,757	607,020
Wyndham Worldwide Corp.	161,084	10,855,451
Wynn Resorts Ltd. (b)	117,583	11,309,133
Yum! Brands, Inc.	591,553	48,560,586
Zoe's Kitchen, Inc. (a)(b)	27,188	1,003,781
		671,127,097
Household Durables - 0.6%
Bassett Furniture Industries, Inc.	15,479	432,019
Beazer Homes U.S.A., Inc. (a)	40,506	317,972
CalAtlantic Group, Inc.	115,129	4,258,622
Cavco Industries, Inc. (a)	12,220	1,213,690
Century Communities, Inc. (a)	18,579	336,466
Comstock Holding Companies, Inc. (a)	1,496	2,872
CSS Industries, Inc.	16,118	430,995
D.R. Horton, Inc.	464,055	14,181,521
Dixie Group, Inc. (a)	11,105	37,646
Emerson Radio Corp. (a)	23,724	16,078
Ethan Allen Interiors, Inc.	36,464	1,231,389
Flexsteel Industries, Inc.	9,186	375,707
Garmin Ltd. (b)	171,103	7,275,300
GoPro, Inc. Class A (a)(b)	111,820	1,148,391
Green Brick Partners, Inc. (a)(b)	37,398	267,022
Harman International Industries, Inc. (b)	106,630	8,342,731
Helen of Troy Ltd. (a)	41,195	4,236,082
Hooker Furniture Corp.	17,507	423,494
Hovnanian Enterprises, Inc. Class A (a)(b)	177,163	336,610
Installed Building Products, Inc. (a)	31,210	1,043,350
iRobot Corp. (a)(b)	45,351	1,746,014
KB Home (b)	112,206	1,564,152
Koss Corp. (a)	2,669	4,858
La-Z-Boy, Inc.	79,546	2,106,378
Leggett & Platt, Inc.	193,442	9,722,395
Lennar Corp. Class A (b)	282,096	12,855,115
LGI Homes, Inc. (a)(b)	20,212	546,128
Libbey, Inc.	30,735	525,261
Lifetime Brands, Inc.	14,046	204,791
M.D.C. Holdings, Inc.	56,801	1,320,055
M/I Homes, Inc. (a)(b)	33,201	626,835
Meritage Homes Corp. (a)(b)	54,723	1,996,842
Mohawk Industries, Inc. (a)	92,064	18,108,068
NACCO Industries, Inc. Class A	7,854	412,649
New Home Co. LLC (a)(b)	11,951	121,064
Newell Brands, Inc.	661,790	31,560,765
NVR, Inc. (a)	5,363	9,294,079
PulteGroup, Inc.	446,640	8,378,966
Skullcandy, Inc. (a)	12,653	49,220
Skyline Corp. (a)	21,741	224,367
Stanley Furniture Co., Inc. (a)	5,699	14,988
Taylor Morrison Home Corp. (a)	40,708	606,549
Tempur Sealy International, Inc. (a)(b)	91,766	5,342,617
Toll Brothers, Inc. (a)	226,510	6,602,767
TopBuild Corp. (a)	55,530	2,006,854
TRI Pointe Homes, Inc. (a)	234,174	2,730,469
Tupperware Brands Corp. (b)	71,204	4,028,722
Turtle Beach Corp. (a)(b)	6,672	6,505
UCP, Inc. (a)	9,479	68,533
Universal Electronics, Inc. (a)	22,307	1,448,394
Vuzix Corp. (a)(b)	16,394	96,725
WCI Communities, Inc. (a)	24,951	429,407
Whirlpool Corp.	111,745	19,512,912
William Lyon Homes, Inc. (a)(b)	35,265	571,998
Zagg, Inc. (a)(b)	38,365	185,687
		190,929,086
Internet & Catalog Retail - 1.9%
1-800-FLOWERS.com, Inc. Class A (a)	52,658	424,423
Amazon.com, Inc. (a)	562,152	406,317,844
Blue Nile, Inc.	17,894	471,865
Duluth Holdings, Inc.	12,299	325,924
Etsy, Inc. (a)	36,404	336,737
EVINE Live, Inc. (a)	71,405	109,607
Expedia, Inc.	170,621	18,979,880
FTD Companies, Inc. (a)(b)	25,393	691,705
Gaiam, Inc. Class A (a)	12,609	95,576
Groupon, Inc. Class A (a)(b)	645,768	2,286,019
HSN, Inc.	48,658	2,548,219
Lands' End, Inc. (a)(b)	26,352	441,923
Liberty Interactive Corp.:
(Venture Group) Series A (a)	213,209	7,954,828
QVC Group Series A (a)	678,792	18,313,808
Liberty TripAdvisor Holdings, Inc. (a)	92,302	2,120,177
Netflix, Inc. (a)(b)	622,248	63,823,977
NutriSystem, Inc.	46,905	1,273,002
Overstock.com, Inc. (a)	24,847	423,641
PetMed Express, Inc. (b)	32,292	608,058
Priceline Group, Inc. (a)	72,014	91,049,461
Shutterfly, Inc. (a)(b)	48,378	2,336,657
TripAdvisor, Inc. (a)	164,484	11,142,146
U.S. Auto Parts Network, Inc. (a)	5,048	19,536
Wayfair LLC Class A (a)(b)	39,043	1,607,791
		633,702,804
Leisure Products - 0.2%
Arctic Cat, Inc. (b)	18,718	295,370
Black Diamond, Inc. (a)	32,583	135,871
Brunswick Corp.	137,381	6,576,428
Callaway Golf Co.	134,839	1,356,480
Escalade, Inc.	7,022	79,840
Hasbro, Inc.	164,086	14,323,067
JAKKS Pacific, Inc. (a)(b)	19,661	146,671
Johnson Outdoors, Inc. Class A	3,505	92,392
Malibu Boats, Inc. Class A (a)	23,351	317,574
Marine Products Corp.	11,741	101,677
Mattel, Inc.	492,357	15,696,341
MCBC Holdings, Inc. (a)	4,800	73,824
Nautilus, Inc. (a)	41,820	862,747
Polaris Industries, Inc.	88,151	7,494,598
Smith & Wesson Holding Corp. (a)(b)	80,794	1,968,950
Sturm, Ruger & Co., Inc. (b)	28,534	1,889,807
Summer Infant, Inc. (a)	32,605	47,277
Vista Outdoor, Inc. (a)	87,436	4,387,538
		55,846,452
Media - 3.1%
A.H. Belo Corp. Class A	22,177	113,324
AMC Entertainment Holdings, Inc. Class A	30,240	869,098
AMC Networks, Inc. Class A (a)	91,288	5,836,955
Ballantyne of Omaha, Inc. (a)	17,964	89,820
Cable One, Inc.	6,260	3,067,337
Cablevision Systems Corp. - NY Group Class A	311,061	10,787,595
Carmike Cinemas, Inc. (a)	37,234	1,112,552
CBS Corp. Class B	618,689	34,151,633
Central European Media Enterprises Ltd. Class A (a)(b)	87,763	233,450
Charter Communications, Inc. (a)	299,366	65,543,192
Cinedigm Corp. (a)(b)	5,614	7,635
Cinemark Holdings, Inc.	164,899	5,966,046
Clear Channel Outdoor Holding, Inc. Class A	57,659	370,747
Comcast Corp. Class A	3,540,793	224,132,197
Cumulus Media, Inc. Class A (a)(b)	143,016	45,737
Discovery Communications, Inc.:
Class A (a)(b)	247,368	6,889,199
Class C (non-vtg.) (a)	327,382	8,764,016
DISH Network Corp. Class A (a)	325,601	16,247,490
DreamWorks Animation SKG, Inc. Class A (a)	101,556	4,086,613
E.W. Scripps Co. Class A (a)(b)	84,251	1,420,472
Emmis Communications Corp. Class A (a)	7,973	4,187
Entercom Communications Corp. Class A	25,850	328,295
Entravision Communication Corp. Class A	84,255	608,321
Gannett Co., Inc.	167,355	2,614,085
Global Eagle Entertainment, Inc. (a)(b)	63,441	459,947
Gray Television, Inc. (a)	96,772	1,143,845
Harte-Hanks, Inc.	45,482	44,977
Hemisphere Media Group, Inc. (a)(b)	10,964	119,617
Insignia Systems, Inc. (a)	5,038	11,990
Interpublic Group of Companies, Inc.	557,586	13,326,305
John Wiley & Sons, Inc. Class A	79,959	4,308,191
Lee Enterprises, Inc. (a)	58,988	115,027
Liberty Broadband Corp.:
Class A (a)	33,151	1,916,128
Class C (a)	99,103	5,731,126
Liberty Global PLC:
Class A (a)	413,393	15,440,229
Class C (a)	956,989	34,576,013
LiLAC Class A (a)	19,933	818,848
LiLAC Class C (a)(b)	60,454	2,581,990
Liberty Media Corp.:
rights 6/16/16 (a)(b)	21,646	47,405
Liberty Braves Class A (a)	14,273	222,088
Liberty Braves Class C (a)	46,654	699,810
Liberty Media Class A (a)	35,684	695,124
Liberty Media Class C (a)	79,458	1,505,729
Liberty SiriusXM Class A (a)	142,736	4,551,851
Liberty SiriusXM Class C (a)	317,834	9,995,879
Lions Gate Entertainment Corp.	144,045	3,212,204
Live Nation Entertainment, Inc. (a)	224,734	5,427,326
Loral Space & Communications Ltd. (a)	17,760	681,451
Media General, Inc. (a)	134,814	2,405,082
Meredith Corp.	55,681	2,756,210
MSG Network, Inc. Class A (a)	103,460	1,790,893
National CineMedia, Inc.	85,967	1,255,118
New Media Investment Group, Inc.	54,682	953,107
News Corp.:
Class A	686,011	8,204,692
Class B	50,000	617,000
Nexstar Broadcasting Group, Inc. Class A (b)	42,990	2,287,928
Omnicom Group, Inc. (b)	344,177	28,680,269
Radio One, Inc. Class D (non-vtg.) (a)(b)	32,336	87,631
ReachLocal, Inc. (a)(b)	5,194	8,882
Reading International, Inc. Class A (a)	17,900	224,108
Regal Entertainment Group Class A (b)	109,971	2,312,690
RLJ Entertainment, Inc. (a)	17,180	9,624
Saga Communications, Inc. Class A	3,882	160,598
Salem Communications Corp. Class A	1,732	11,449
Scholastic Corp.	44,904	1,753,501
Scripps Networks Interactive, Inc. Class A	138,297	8,898,029
Sinclair Broadcast Group, Inc. Class A	88,523	2,799,982
Sirius XM Holdings, Inc. (a)(b)	3,124,954	12,562,315
Sizmek, Inc. (a)	26,444	64,523
Spanish Broadcasting System, Inc. Class A (a)	698	2,380
Starz Series A (a)(b)	128,013	3,456,351
Tegna, Inc.	316,572	7,268,493
The Madison Square Garden Co. (a)	30,403	5,093,415
The McClatchy Co. Class A (a)(b)	60,729	65,587
The New York Times Co. Class A	193,567	2,340,225
The Walt Disney Co.	2,183,177	216,614,822
Time Warner, Inc.	1,150,392	87,038,659
Time, Inc.	174,762	2,773,473
Townsquare Media, Inc. (a)	1,285	11,347
Tribune Media Co. Class A	139,096	5,598,614
Tribune Publishing Co.	30,735	360,214
Twenty-First Century Fox, Inc.:
Class A	1,629,581	47,062,299
Class B	609,485	17,821,341
Viacom, Inc. Class B (non-vtg.)	520,912	23,112,865
World Wrestling Entertainment, Inc. Class A (b)	44,310	778,527
		998,165,339
Multiline Retail - 0.5%
Big Lots, Inc. (b)	72,215	3,776,845
Dillard's, Inc. Class A (b)	32,687	1,932,129
Dollar General Corp.	424,301	38,144,660
Dollar Tree, Inc. (a)	341,235	30,895,417
Fred's, Inc. Class A	47,418	696,096
Gordmans Stores, Inc. (a)(b)	10,233	17,498
JC Penney Corp., Inc. (a)(b)	439,535	3,423,978
Kohl's Corp.	277,907	10,015,768
Macy's, Inc.	450,921	14,975,086
Nordstrom, Inc. (b)	182,563	6,933,743
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	25,686	643,948
Sears Holdings Corp. (a)(b)	72,471	960,965
Target Corp.	876,259	60,269,094
The Bon-Ton Stores, Inc.	19,775	29,860
Tuesday Morning Corp. (a)	61,992	421,546
		173,136,633
Specialty Retail - 2.5%
Aarons, Inc. Class A	98,760	2,478,876
Abercrombie & Fitch Co. Class A	93,188	1,853,509
Advance Auto Parts, Inc.	105,762	16,270,426
America's Car Mart, Inc. (a)(b)	10,422	247,835
American Eagle Outfitters, Inc.	259,564	4,059,581
Armstrong Flooring, Inc. (a)	31,894	529,121
Asbury Automotive Group, Inc. (a)	40,476	2,270,704
Ascena Retail Group, Inc. (a)(b)	233,731	1,687,538
AutoNation, Inc. (a)	105,216	5,307,095
AutoZone, Inc. (a)(b)	43,866	33,434,665
Barnes & Noble Education, Inc. (a)	60,796	577,562
Barnes & Noble, Inc.	82,041	954,137
bebe stores, Inc. (a)(b)	66,951	23,433
Bed Bath & Beyond, Inc. (b)	241,299	10,798,130
Best Buy Co., Inc.	416,544	13,400,220
Big 5 Sporting Goods Corp.	23,104	193,612
Boot Barn Holdings, Inc. (a)(b)	24,133	183,652
Build-A-Bear Workshop, Inc. (a)	15,205	210,437
Burlington Stores, Inc. (a)	108,131	6,526,787
Cabela's, Inc. Class A (a)(b)	69,413	3,370,695
Caleres, Inc.	68,568	1,677,173
CarMax, Inc. (a)(b)	288,976	15,506,452
Chico's FAS, Inc.	193,672	2,101,341
Christopher & Banks Corp. (a)	57,707	112,529
Citi Trends, Inc.	19,731	306,817
Conn's, Inc. (a)(b)	39,904	443,333
CST Brands, Inc.	111,059	4,212,468
Destination Maternity Corp. (b)	22,235	116,956
Destination XL Group, Inc. (a)(b)	51,406	240,580
Dick's Sporting Goods, Inc.	126,777	5,438,733
DSW, Inc. Class A	102,377	2,166,297
Express, Inc. (a)(b)	106,219	1,544,424
Finish Line, Inc. Class A	58,534	1,061,221
Five Below, Inc. (a)(b)	81,557	3,413,976
Foot Locker, Inc. (b)	196,550	10,991,076
Francesca's Holdings Corp. (a)	57,702	601,255
GameStop Corp. Class A (b)	148,697	4,327,083
Gap, Inc. (b)	325,018	5,847,074
Genesco, Inc. (a)	32,141	2,076,309
GNC Holdings, Inc.	120,441	3,137,488
Group 1 Automotive, Inc.	30,918	1,922,481
Guess?, Inc. (b)	92,962	1,466,011
Haverty Furniture Companies, Inc.	30,217	561,734
hhgregg, Inc. (a)(b)	15,184	22,928
Hibbett Sports, Inc. (a)(b)	34,547	1,193,253
Home Depot, Inc.	1,845,805	243,867,757
Kirkland's, Inc.	21,240	282,280
L Brands, Inc.	369,584	25,334,983
Lithia Motors, Inc. Class A (sub. vtg.) (b)	33,974	2,797,419
Lowe's Companies, Inc.	1,331,589	106,700,227
Lumber Liquidators Holdings, Inc. (a)(b)	34,626	453,601
MarineMax, Inc. (a)	36,815	625,119
Mattress Firm Holding Corp. (a)(b)	31,383	1,060,118
Michaels Companies, Inc. (a)	133,233	3,905,059
Monro Muffler Brake, Inc.	48,486	3,052,194
Murphy U.S.A., Inc. (a)	55,943	3,803,565
New York & Co., Inc. (a)	34,393	60,532
O'Reilly Automotive, Inc. (a)(b)	143,531	37,953,902
Office Depot, Inc. (a)	731,144	2,617,496
Outerwall, Inc. (b)	30,388	1,253,505
Party City Holdco, Inc. (a)(b)	32,051	446,791
Penske Automotive Group, Inc.	59,093	2,335,355
Perfumania Holdings, Inc. (a)	876	2,111
Pier 1 Imports, Inc.	118,802	665,291
Rent-A-Center, Inc. (b)	68,968	908,309
Restoration Hardware Holdings, Inc. (a)(b)	53,020	1,763,445
Ross Stores, Inc.	588,026	31,400,588
Sally Beauty Holdings, Inc. (a)	219,034	6,290,656
Sears Hometown & Outlet Stores, Inc. (a)	10,000	62,200
Select Comfort Corp. (a)	68,724	1,540,792
Shoe Carnival, Inc.	21,330	496,989
Signet Jewelers Ltd. (b)	114,947	11,376,305
Sonic Automotive, Inc. Class A (sub. vtg.)	40,396	721,473
Sportsman's Warehouse Holdings, Inc. (a)	48,606	419,956
Stage Stores, Inc.	38,699	214,005
Staples, Inc.	928,965	8,174,892
Stein Mart, Inc.	40,412	280,863
Tailored Brands, Inc.	69,976	964,969
The Buckle, Inc. (b)	40,527	1,002,233
The Cato Corp. Class A (sub. vtg.)	36,544	1,383,190
The Children's Place Retail Stores, Inc. (b)	27,695	1,951,944
The Container Store Group, Inc. (a)(b)	22,029	118,516
Tiffany & Co., Inc. (b)	160,791	9,962,610
Tile Shop Holdings, Inc. (a)	56,926	1,038,900
Tilly's, Inc. (a)	14,113	83,267
TJX Companies, Inc.	973,764	74,122,916
Tractor Supply Co.	196,266	18,861,163
Trans World Entertainment Corp. (a)	2,977	11,551
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(b)	92,564	21,568,338
Urban Outfitters, Inc. (a)	126,843	3,618,831
Vitamin Shoppe, Inc. (a)(b)	45,231	1,367,785
West Marine, Inc. (a)	16,394	150,497
Williams-Sonoma, Inc.	125,525	6,657,846
Winmark Corp.	1,991	195,616
Zumiez, Inc. (a)(b)	31,066	462,262
		819,257,219
Textiles, Apparel & Luxury Goods - 0.8%
Carter's, Inc.	76,972	7,738,765
Cherokee, Inc. (a)(b)	20,319	286,701
Coach, Inc.	401,468	15,825,869
Columbia Sportswear Co.	42,368	2,252,707
Crocs, Inc. (a)(b)	99,425	978,342
Culp, Inc.	12,256	336,917
Deckers Outdoor Corp. (a)(b)	43,271	2,275,622
Delta Apparel, Inc. (a)	4,312	88,568
Fossil Group, Inc. (a)(b)	57,633	1,606,232
G-III Apparel Group Ltd. (a)(b)	55,777	2,181,996
Hanesbrands, Inc.	570,873	15,453,532
Iconix Brand Group, Inc. (a)(b)	61,164	471,574
Joe's Jeans, Inc. (a)	1,083	4,386
Kate Spade & Co. (a)	181,897	3,976,268
Lakeland Industries, Inc. (a)(b)	6,813	60,091
lululemon athletica, Inc. (a)(b)	157,883	10,267,131
Michael Kors Holdings Ltd. (a)(b)	267,639	11,433,538
Movado Group, Inc.	22,005	451,543
NIKE, Inc. Class B	1,962,732	108,382,061
Oxford Industries, Inc.	19,698	1,248,262
Perry Ellis International, Inc. (a)	15,961	309,005
PVH Corp.	121,699	11,415,366
Ralph Lauren Corp. (b)	84,234	7,945,793
Rocky Brands, Inc.	8,326	94,916
Sequential Brands Group, Inc. (a)(b)	63,961	515,526
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	184,039	5,736,496
Steven Madden Ltd. (a)(b)	86,611	2,971,623
Superior Uniform Group, Inc.	11,974	211,940
Tumi Holdings, Inc. (a)	81,532	2,187,504
Under Armour, Inc. (a)	265,888	9,298,103
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	261,337	9,860,245
Unifi, Inc. (a)	22,047	554,041
Vera Bradley, Inc. (a)	29,957	458,941
VF Corp.	494,491	30,816,679
Vince Holding Corp. (a)(b)	26,763	150,676
Wolverine World Wide, Inc.	157,560	2,869,168
		270,716,127

TOTAL CONSUMER DISCRETIONARY		4,261,532,021

CONSUMER STAPLES - 8.8%
Beverages - 1.9%
Boston Beer Co., Inc. Class A (a)(b)	13,052	2,028,281
Brown-Forman Corp.:
Class A (b)	20,000	2,100,800
Class B (non-vtg.) (b)	171,789	16,847,347
Castle Brands, Inc. (a)(b)	38,689	34,685
Coca-Cola Bottling Co. Consolidated	6,914	853,879
Constellation Brands, Inc. Class A (sub. vtg.)	254,565	38,986,630
Craft Brew Alliance, Inc. (a)	6,981	66,180
Dr. Pepper Snapple Group, Inc.	275,361	25,167,995
MGP Ingredients, Inc.	19,078	624,232
Molson Coors Brewing Co. Class B	268,067	26,586,885
Monster Beverage Corp.	218,440	32,766,000
National Beverage Corp. (a)	17,250	898,380
PepsiCo, Inc.	2,104,744	212,936,950
Primo Water Corp. (a)	33,980	385,673
REED'S, Inc. (a)(b)	1,830	6,112
The Coca-Cola Co.	5,676,446	253,169,492
		613,459,521
Food & Staples Retailing - 2.0%
Andersons, Inc.	36,988	1,323,431
Casey's General Stores, Inc.	56,112	6,745,224
Chefs' Warehouse Holdings (a)(b)	22,894	347,531
Costco Wholesale Corp.	639,862	95,192,270
CVS Health Corp.	1,597,729	154,100,962
Ingles Markets, Inc. Class A	19,385	722,673
Kroger Co.	1,418,042	50,709,182
Manitowoc Foodservice, Inc. (a)	202,413	3,333,742
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	12,082	160,087
Performance Food Group Co.	62,824	1,559,920
PriceSmart, Inc.	32,376	2,868,190
Rite Aid Corp. (a)	1,491,747	11,486,452
Smart & Final Stores, Inc. (a)	46,551	738,764
SpartanNash Co.	50,930	1,513,130
Sprouts Farmers Market LLC (a)(b)	208,239	5,155,998
SUPERVALU, Inc. (a)	422,858	1,957,833
Sysco Corp.	759,492	36,539,160
United Natural Foods, Inc. (a)(b)	72,002	2,682,795
Village Super Market, Inc. Class A	6,879	186,421
Wal-Mart Stores, Inc. (b)	2,286,619	161,846,893
Walgreens Boots Alliance, Inc.	1,257,543	97,333,828
Weis Markets, Inc.	21,073	1,057,232
Whole Foods Market, Inc. (b)	483,264	15,633,590
		653,195,308
Food Products - 1.7%
Alico, Inc.	4,002	121,861
Amplify Snack Brands, Inc. (b)	21,604	281,932
Archer Daniels Midland Co.	861,558	36,848,836
B&G Foods, Inc. Class A	91,057	3,914,540
Blue Buffalo Pet Products, Inc. (a)(b)	81,644	2,109,681
Bunge Ltd.	206,410	13,843,919
Cal-Maine Foods, Inc. (b)	44,003	1,958,134
Calavo Growers, Inc. (b)	20,904	1,183,375
Campbell Soup Co.	258,630	15,665,219
Coffee Holding Co., Inc. (a)	3,401	12,448
ConAgra Foods, Inc.	621,536	28,404,195
Darling International, Inc. (a)	262,702	4,032,476
Dean Foods Co. (b)	129,419	2,365,779
Farmer Brothers Co. (a)(b)	9,145	258,346
Flowers Foods, Inc.	273,354	5,125,388
Fresh Del Monte Produce, Inc.	55,694	2,916,695
Freshpet, Inc. (a)(b)	24,280	224,833
General Mills, Inc.	860,947	54,050,253
Hormel Foods Corp. (b)	392,303	13,499,146
Ingredion, Inc.	106,403	12,492,776
Inventure Foods, Inc. (a)	20,016	149,920
J&J Snack Foods Corp.	22,542	2,378,181
John B. Sanfilippo & Son, Inc.	10,819	511,955
Kellogg Co.	369,375	27,470,419
Lancaster Colony Corp.	29,148	3,533,612
Landec Corp. (a)	35,757	414,066
Lifeway Foods, Inc. (a)	1,962	18,580
Limoneira Co. (b)	13,723	225,743
McCormick & Co., Inc. (non-vtg.)	167,367	16,246,315
Mead Johnson Nutrition Co. Class A	269,900	22,207,372
Mondelez International, Inc.	2,281,838	101,518,973
Omega Protein Corp. (a)	32,056	632,785
Pilgrim's Pride Corp. (b)	94,260	2,344,246
Pinnacle Foods, Inc.	162,438	6,843,513
Post Holdings, Inc. (a)(b)	91,007	6,917,442
Sanderson Farms, Inc.	29,751	2,668,962
Seaboard Corp. (a)	422	1,274,440
Seneca Foods Corp. Class A (a)	7,029	219,445
Snyders-Lance, Inc.	112,922	3,490,419
The Hain Celestial Group, Inc. (a)	150,414	7,436,468
The Hershey Co.	204,968	19,031,279
The J.M. Smucker Co.	174,470	22,532,801
The Kraft Heinz Co.	866,184	72,057,847
Tootsie Roll Industries, Inc. (b)	45,637	1,633,348
TreeHouse Foods, Inc. (a)(b)	80,156	7,590,773
Tyson Foods, Inc. Class A	425,721	27,152,485
WhiteWave Foods Co. (a)	252,591	11,278,188
		567,089,409
Household Products - 1.6%
Central Garden & Pet Co. Class A (non-vtg.) (a)	71,078	1,295,752
Church & Dwight Co., Inc.	189,254	18,637,734
Clorox Co.	186,292	23,945,974
Colgate-Palmolive Co.	1,300,516	91,569,332
Energizer Holdings, Inc.	88,029	4,166,413
HRG Group, Inc. (a)	170,026	2,232,441
Kimberly-Clark Corp.	525,493	66,758,631
Oil-Dri Corp. of America	2,105	68,434
Orchids Paper Products Co.	9,720	308,707
Procter & Gamble Co.	3,867,053	313,385,975
Spectrum Brands Holdings, Inc.	41,932	4,888,013
WD-40 Co.	22,073	2,458,270
		529,715,676
Personal Products - 0.2%
Avon Products, Inc.	621,958	2,425,636
Coty, Inc. Class A (b)	113,859	2,999,046
Cyanotech Corp. (a)	2,300	11,316
DS Healthcare Group, Inc. (a)	14,476	9,554
Edgewell Personal Care Co. (a)	87,497	6,949,887
Elizabeth Arden, Inc. (a)(b)	31,918	293,007
Estee Lauder Companies, Inc. Class A	322,692	29,616,672
Herbalife Ltd. (a)(b)	93,550	5,415,610
Inter Parfums, Inc.	25,837	755,474
LifeVantage Corp. (a)	19,206	239,691
Mannatech, Inc. (a)	599	12,285
MediFast, Inc.	14,005	446,900
Natural Health Trends Corp. (b)	11,452	341,842
Nature's Sunshine Products, Inc.	6,985	68,732
Nu Skin Enterprises, Inc. Class A	81,268	3,206,023
Nutraceutical International Corp. (a)	7,518	178,101
Revlon, Inc. (a)	25,388	791,598
Synutra International, Inc. (a)(b)	26,200	107,420
The Female Health Co. (a)	11,731	15,720
USANA Health Sciences, Inc. (a)(b)	10,174	1,227,493
		55,112,007
Tobacco - 1.4%
22nd Century Group, Inc. (a)(b)	13,751	12,570
Alliance One International, Inc. (a)	8,945	169,866
Altria Group, Inc.	2,850,430	181,401,365
Philip Morris International, Inc.	2,257,253	222,745,726
Reynolds American, Inc.	1,207,287	60,002,164
Universal Corp.	35,243	1,927,792
Vector Group Ltd.	149,599	3,211,891
		469,471,374

TOTAL CONSUMER STAPLES		2,888,043,295

ENERGY - 6.4%
Energy Equipment & Services - 1.0%
Archrock, Inc. (a)	90,110	687,539
Aspen Aerogels, Inc. (a)	9,858	39,531
Atwood Oceanics, Inc. (b)	79,282	845,939
Baker Hughes, Inc.	637,741	29,578,428
Basic Energy Services, Inc. (a)(b)	48,473	95,007
Bristow Group, Inc.	47,191	632,831
C&J Energy Services Ltd. (a)(b)	59,040	31,397
Carbo Ceramics, Inc. (b)	26,245	323,601
Core Laboratories NV (b)	61,124	7,411,285
Dawson Geophysical Co. (a)	19,081	137,765
Diamond Offshore Drilling, Inc. (b)	88,657	2,289,124
Dril-Quip, Inc. (a)	54,128	3,303,432
ENGlobal Corp. (a)	5,637	6,257
Ensco PLC Class A	422,454	4,178,070
Era Group, Inc. (a)	30,759	294,364
Exterran Corp. (a)	59,232	742,177
Fairmount Santrol Holidings, Inc. (a)	86,660	466,231
FMC Technologies, Inc. (a)	321,085	8,743,145
Forbes Energy Services Ltd. (a)	500	214
Forum Energy Technologies, Inc. (a)(b)	82,786	1,389,149
Frank's International NV	66,668	1,067,355
Geospace Technologies Corp. (a)(b)	25,924	449,263
GreenHunter Energy, Inc. (a)	12,193	48
Gulf Island Fabrication, Inc.	17,861	123,598
Gulfmark Offshore, Inc. Class A (a)(b)	30,820	99,857
Halliburton Co.	1,247,052	52,600,653
Helix Energy Solutions Group, Inc. (a)	157,857	1,264,435
Helmerich & Payne, Inc. (b)	160,774	9,831,330
Hornbeck Offshore Services, Inc. (a)(b)	41,835	347,649
Independence Contract Drilling, Inc. (a)(b)	45,769	183,076
ION Geophysical Corp. (a)(b)	10,360	72,209
Key Energy Services, Inc. (a)(b)	163,573	49,595
Matrix Service Co. (a)	47,813	792,261
McDermott International, Inc. (a)(b)	337,356	1,602,441
Mitcham Industries, Inc. (a)(b)	23,287	91,285
Nabors Industries Ltd.	435,341	4,092,205
National Oilwell Varco, Inc.	546,233	17,998,377
Natural Gas Services Group, Inc. (a)	21,602	437,873
Newpark Resources, Inc. (a)	122,453	562,059
Noble Corp. (b)	354,375	2,955,488
Oceaneering International, Inc.	146,128	4,830,992
Oil States International, Inc. (a)	74,010	2,431,969
Parker Drilling Co. (a)	180,331	396,728
Patterson-UTI Energy, Inc.	212,278	3,950,494
PHI, Inc. (non-vtg.) (a)	18,377	314,247
Pioneer Energy Services Corp. (a)	82,168	293,340
Profire Energy, Inc. (a)	14,213	15,208
RigNet, Inc. (a)	15,376	191,124
Rowan Companies PLC (b)	172,571	2,921,627
RPC, Inc. (b)	95,956	1,415,351
Schlumberger Ltd.	2,024,002	154,431,353
SEACOR Holdings, Inc. (a)(b)	30,397	1,743,876
Superior Energy Services, Inc. (b)	221,684	3,821,832
Synthesis Energy Systems, Inc. (a)(b)	138,081	150,508
Tesco Corp.	53,676	392,908
TETRA Technologies, Inc. (a)	113,155	618,958
Tidewater, Inc. (b)	65,412	283,234
Transocean Ltd. (United States) (b)	490,088	4,797,962
U.S. Silica Holdings, Inc.	89,237	2,545,932
Unit Corp. (a)	74,675	1,043,210
Weatherford International Ltd. (a)	1,276,448	7,160,873
Willbros Group, Inc. (a)	69,552	225,348
		349,793,617
Oil, Gas & Consumable Fuels - 5.4%
Abraxas Petroleum Corp. (a)	126,005	142,386
Adams Resources & Energy, Inc.	2,090	81,071
Aemetis, Inc. (a)	10,055	25,741
Alon U.S.A. Energy, Inc.	48,399	365,412
Amyris, Inc. (a)(b)	58,883	33,858
Anadarko Petroleum Corp.	738,139	38,279,889
Antero Resources Corp. (a)	139,550	4,051,137
Apache Corp.	547,441	31,280,779
Approach Resources, Inc. (a)(b)	44,511	118,844
Ardmore Shipping Corp.	32,573	308,792
Barnwell Industries, Inc. (a)	2,847	4,555
Bill Barrett Corp. (a)(b)	78,342	557,012
Bonanza Creek Energy, Inc. (a)(b)	47,310	124,425
Cabot Oil & Gas Corp.	668,164	16,015,891
California Resources Corp.	562,914	855,629
Callon Petroleum Co. (a)	175,599	2,000,073
Carrizo Oil & Gas, Inc. (a)(b)	113,343	4,363,706
Cheniere Energy, Inc. (a)	341,668	10,977,793
Chesapeake Energy Corp. (b)	744,430	3,193,605
Chevron Corp.	2,741,830	276,924,830
Cimarex Energy Co.	137,083	15,940,011
Clayton Williams Energy, Inc. (a)(b)	7,754	195,323
Clean Energy Fuels Corp. (a)(b)	142,581	463,388
Cloud Peak Energy, Inc. (a)(b)	86,697	169,926
Cobalt International Energy, Inc. (a)	514,040	1,151,450
Columbia Pipeline Group, Inc.	629,243	16,070,866
Comstock Resources, Inc. (a)(b)	50,200	33,132
Concho Resources, Inc. (a)(b)	187,006	22,691,308
ConocoPhillips Co.	1,795,695	78,633,484
CONSOL Energy, Inc. (b)	335,944	5,160,100
Contango Oil & Gas Co. (a)	29,433	318,465
Continental Resources, Inc. (a)(b)	119,790	5,038,367
CVR Energy, Inc. (b)	23,933	470,044
Dakota Plains Holdings, Inc. (a)	40,463	4,904
Delek U.S. Holdings, Inc.	76,562	1,055,024
Denbury Resources, Inc.	511,254	2,050,129
Devon Energy Corp.	741,944	26,776,759
Diamondback Energy, Inc. (b)	100,894	9,176,309
Eclipse Resources Corp. (a)(b)	76,688	204,757
Energen Corp.	141,030	6,715,849
EOG Resources, Inc.	797,980	64,923,653
EP Energy Corp. (a)(b)	55,228	312,038
EQT Corp.	247,300	18,114,725
Evolution Petroleum Corp.	29,931	167,314
EXCO Resources, Inc. (a)(b)	234,793	211,760
Exxon Mobil Corp.	6,048,813	538,465,333
Gastar Exploration, Inc. (a)(b)	74,542	68,579
Gener8 Maritime, Inc. (a)	28,403	205,354
Gevo, Inc. (a)(b)	21,621	7,567
Green Plains, Inc.	43,197	801,736
Gulfport Energy Corp. (a)	202,762	6,232,904
Halcon Resources Corp. (a)(b)	128,274	39,034
Hallador Energy Co. (b)	19,418	82,915
Harvest Natural Resources, Inc. (a)(b)	51,649	25,308
Hess Corp. (b)	381,138	22,841,600
HollyFrontier Corp.	258,598	6,920,082
Houston American Energy Corp. (a)	36,485	7,844
Isramco, Inc. (a)(b)	123	11,464
Jones Energy, Inc. (a)	48,096	182,765
Kinder Morgan, Inc.	2,659,776	48,088,750
Kosmos Energy Ltd. (a)(b)	234,975	1,348,757
Laredo Petroleum, Inc. (a)(b)	183,055	2,216,796
Lucas Energy, Inc. (a)(b)	376	1,474
Magellan Petroleum Corp. (a)	4,486	5,832
Marathon Oil Corp.	1,219,978	15,945,112
Marathon Petroleum Corp.	767,758	26,741,011
Matador Resources Co. (a)(b)	120,295	2,733,102
Memorial Resource Development Corp. (a)	126,866	2,004,483
Murphy Oil Corp. (b)	233,702	7,223,729
Newfield Exploration Co. (a)	284,892	11,615,047
Noble Energy, Inc.	620,840	22,195,030
Northern Oil & Gas, Inc. (a)(b)	93,777	408,868
Oasis Petroleum, Inc. (a)	247,381	2,483,705
Occidental Petroleum Corp.	1,107,519	83,551,233
ONEOK, Inc. (b)	304,331	13,162,316
Pacific Ethanol, Inc. (a)	28,969	183,374
Panhandle Royalty Co. Class A	17,964	288,861
Par Petroleum Corp. (a)	48,252	738,256
Parsley Energy, Inc. Class A (a)	187,480	4,887,604
PBF Energy, Inc. Class A	150,971	3,981,105
PDC Energy, Inc. (a)(b)	74,173	4,305,743
Petroquest Energy, Inc. (a)	17,737	51,615
Phillips 66 Co.	682,154	54,817,895
Pioneer Natural Resources Co. (b)	237,240	38,034,317
QEP Resources, Inc.	272,524	5,077,122
Range Resources Corp. (b)	246,283	10,489,193
Renewable Energy Group, Inc. (a)	48,243	444,318
Resolute Energy Corp. (a)(b)	59,120	36,654
Rex American Resources Corp. (a)(b)	8,227	480,621
Rex Energy Corp. (a)(b)	63,386	46,912
Rice Energy, Inc.(a)	171,874	3,480,449
Ring Energy, Inc. (a)	35,672	288,586
RSP Permian, Inc. (a)(b)	94,454	3,110,370
Sanchez Energy Corp. (a)(b)	73,315	574,790
SemGroup Corp. Class A	63,641	2,023,147
SM Energy Co. (b)	96,647	3,046,313
Southwestern Energy Co. (a)(b)	565,978	7,736,919
Spectra Energy Corp.	974,966	31,062,417
Stone Energy Corp. (a)	67,092	36,230
Synergy Resources Corp. (a)	287,890	1,738,856
Syntroleum Corp. (a)(b)	15,037	0
Targa Resources Corp.	236,918	10,147,198
Teekay Corp.	68,637	722,061
Tengasco, Inc. (a)	1,261	958
Tesoro Corp.	173,082	13,514,243
The Williams Companies, Inc.	993,346	22,012,547
TransAtlantic Petroleum Ltd. (a)	18,382	17,108
Triangle Petroleum Corp. (a)(b)	83,126	12,885
U.S. Energy Corp. (a)	13,579	4,888
Uranium Energy Corp. (a)(b)	101,154	78,900
Uranium Resources, Inc. (a)(b)	2,190	3,176
VAALCO Energy, Inc. (a)	68,248	73,708
Valero Energy Corp.	686,832	37,569,710
Vertex Energy, Inc. (a)(b)	17,824	24,775
W&T Offshore, Inc. (a)(b)	37,319	78,743
Warren Resources, Inc. (a)(b)	91,512	12,080
Western Refining, Inc. (b)	100,351	2,131,455
Westmoreland Coal Co. (a)(b)	23,319	188,651
Whiting Petroleum Corp. (a)	294,798	3,640,755
World Fuel Services Corp.	106,709	4,905,413
WPX Energy, Inc. (a)(b)	348,293	3,583,935
Zion Oil & Gas, Inc. (a)	27,782	43,062
		1,757,100,161

TOTAL ENERGY		2,106,893,778

FINANCIALS - 18.1%
Banks - 5.7%
1st Century Bancshares, Inc. (a)	14,245	158,547
1st Source Corp.	33,223	1,125,927
Access National Corp.	1,270	26,073
ACNB Corp.	3,789	91,277
American National Bankshares, Inc.	2,748	74,498
Ameris Bancorp	34,183	1,088,045
Ames National Corp.	2,652	66,724
Arrow Financial Corp.	16,456	478,211
Associated Banc-Corp.	228,253	4,266,049
Atlantic Capital Bancshares, Inc. (a)	10,644	151,358
Banc of California, Inc.	63,971	1,283,258
BancFirst Corp.	17,711	1,110,834
Bancorp, Inc., Delaware (a)	42,844	289,197
BancorpSouth, Inc.	112,604	2,690,110
Bank of America Corp.	15,020,110	222,147,427
Bank of Hawaii Corp.	64,151	4,609,249
Bank of Marin Bancorp	5,058	257,098
Bank of the Ozarks, Inc. (b)	117,298	4,564,065
BankUnited, Inc.	139,847	4,628,936
Banner Corp. (b)	37,219	1,655,873
Bar Harbor Bankshares	4,029	135,737
BB&T Corp.	1,185,682	43,123,254
BBCN Bancorp, Inc.	115,823	1,883,282
BCB Bancorp, Inc.	2,814	29,491
Berkshire Hills Bancorp, Inc.	55,545	1,526,377
Blue Hills Bancorp, Inc.	41,132	583,663
BNC Bancorp	59,821	1,426,133
BOK Financial Corp. (b)	49,801	3,174,316
Boston Private Financial Holdings, Inc.	128,855	1,622,284
Bridge Bancorp, Inc.	16,022	480,179
Brookline Bancorp, Inc., Delaware	100,105	1,164,221
Bryn Mawr Bank Corp.	22,435	655,999
C & F Financial Corp.	1,992	87,449
C1 Financial, Inc. (a)	6,494	154,882
Camden National Corp.	9,213	396,343
Capital Bank Financial Corp. Series A	38,584	1,189,931
Capital City Bank Group, Inc.	7,146	110,763
Cardinal Financial Corp.	51,939	1,179,015
Carolina Financial Corp.	6,031	107,472
Cascade Bancorp (a)	23,889	134,973
Cathay General Bancorp	106,141	3,271,266
Centerstate Banks of Florida, Inc.	74,327	1,175,853
Central Pacific Financial Corp.	46,756	1,120,741
Central Valley Community Bancorp	3,159	43,405
Century Bancorp, Inc. Class A (non-vtg.)	686	29,306
Chemical Financial Corp.	71,259	2,807,605
CIT Group, Inc.	243,636	8,346,969
Citigroup, Inc.	4,282,381	199,430,483
Citizens & Northern Corp.	8,777	177,998
Citizens Financial Group, Inc.	759,654	17,889,852
City Holding Co.	22,173	1,090,025
CNB Financial Corp., Pennsylvania	7,083	126,432
CoBiz, Inc.	48,540	614,031
Columbia Banking Systems, Inc.	85,736	2,612,376
Comerica, Inc.	245,900	11,581,890
Commerce Bancshares, Inc.	130,299	6,375,530
Community Bank System, Inc.	68,432	2,822,136
Community Trust Bancorp, Inc.	26,677	962,506
CommunityOne Bancorp (a)(b)	12,418	166,153
ConnectOne Bancorp, Inc.	44,434	703,835
CU Bancorp (a)	12,826	296,281
Cullen/Frost Bankers, Inc.	79,042	5,287,910
Customers Bancorp, Inc. (a)	37,395	1,005,552
CVB Financial Corp. (b)	125,947	2,210,370
Eagle Bancorp, Inc. (a)	43,309	2,229,980
East West Bancorp, Inc.	211,572	8,166,679
Eastern Virginia Bankshares, Inc.	969	6,986
Enterprise Bancorp, Inc.	838	19,500
Enterprise Financial Services Corp.	26,898	769,283
Farmers Capital Bank Corp.	6,822	185,490
Farmers National Banc Corp.	14,652	138,608
FCB Financial Holdings, Inc. Class A (a)	21,708	802,545
Fidelity Southern Corp.	20,350	332,926
Fifth Third Bancorp	1,143,167	21,571,561
Financial Institutions, Inc.	17,365	485,525
First Bancorp, North Carolina	17,354	342,394
First Bancorp, Puerto Rico (a)(b)	202,591	852,908
First Busey Corp.	38,842	861,904
First Business Finance Services, Inc.	3,936	97,337
First Citizen Bancshares, Inc.	14,854	3,848,077
First Commonwealth Financial Corp.	139,377	1,308,750
First Community Bancshares, Inc.	12,848	280,857
First Connecticut Bancorp, Inc.	11,897	192,969
First Financial Bancorp, Ohio	94,231	1,862,947
First Financial Bankshares, Inc. (b)	106,325	3,562,951
First Financial Corp., Indiana	17,277	638,212
First Foundation, Inc. (a)	16,220	372,249
First Horizon National Corp.	287,965	4,192,770
First Internet Bancorp	2,571	65,792
First Interstate Bancsystem, Inc.	24,776	717,761
First Merchants Corp.	71,357	1,848,860
First Midwest Bancorp, Inc., Delaware	122,035	2,282,055
First NBC Bank Holding Co. (a)	23,508	438,894
First Niagara Financial Group, Inc.	529,611	5,783,352
First of Long Island Corp.	15,662	471,270
First Republic Bank	205,210	14,859,256
First United Corp. (a)	3,018	31,206
FirstMerit Corp.	250,282	5,676,396
Flushing Financial Corp.	47,044	981,338
FNB Corp., Pennsylvania	261,905	3,506,908
Franklin Financial Network, Inc. (a)	2,240	69,440
Fulton Financial Corp.	269,904	3,846,132
German American Bancorp, Inc.	17,115	550,932
Glacier Bancorp, Inc.	110,270	3,014,782
Great Southern Bancorp, Inc.	13,342	523,407
Great Western Bancorp, Inc.	87,025	2,960,591
Green Bancorp, Inc. (a)	8,255	68,599
Guaranty Bancorp	16,534	264,544
Hampton Roads Bankshares, Inc. (a)	89,921	157,362
Hancock Holding Co.	109,529	3,010,952
Hanmi Financial Corp.	38,186	929,447
Heartland Financial U.S.A., Inc.	25,788	905,159
Heritage Commerce Corp.	19,687	211,832
Heritage Financial Corp., Washington	51,567	941,613
Heritage Oaks Bancorp	21,517	173,212
Hilltop Holdings, Inc. (a)	119,649	2,445,626
Home Bancshares, Inc.	95,737	4,207,641
HomeTrust Bancshares, Inc. (a)	24,994	476,386
Horizon Bancorp Industries	6,951	171,690
Huntington Bancshares, Inc.	1,140,927	11,922,687
IBERIABANK Corp.	53,736	3,331,632
Independent Bank Corp.	21,519	319,342
Independent Bank Corp., Massachusetts	41,598	2,050,365
Independent Bank Group, Inc.	14,281	542,964
International Bancshares Corp.	86,896	2,436,564
Investors Bancorp, Inc.	472,999	5,661,798
JPMorgan Chase & Co.	5,345,746	348,916,841
KeyCorp	1,224,496	15,698,039
Lakeland Bancorp, Inc.	47,243	545,184
Lakeland Financial Corp.	26,433	1,297,067
LegacyTexas Financial Group, Inc.	64,665	1,740,782
Live Oak Bancshares, Inc.	5,533	89,303
M&T Bank Corp.	230,995	27,603,903
Macatawa Bank Corp.	22,839	163,527
MainSource Financial Group, Inc.	27,700	625,466
MB Financial, Inc.	107,410	3,882,872
MBT Financial Corp.	1,650	13,085
Mercantile Bank Corp.	17,364	424,376
Merchants Bancshares, Inc.	5,246	160,055
Midsouth Bancorp, Inc.	7,208	74,747
MidWestOne Financial Group, Inc.	9,068	263,969
Monarch Financial Holdings, Inc.	3,982	76,415
MutualFirst Financial, Inc.	20,181	544,887
National Bank Holdings Corp.	145,617	3,094,361
National Bankshares, Inc. (b)	5,803	193,530
NBT Bancorp, Inc.	87,699	2,557,303
Northrim Bancorp, Inc.	2,935	77,924
OFG Bancorp	53,595	489,858
Old National Bancorp, Indiana	180,731	2,378,420
Old Second Bancorp, Inc.	18,605	134,514
Opus Bank	31,202	1,175,067
Orrstown Financial Services, Inc.	5,669	106,832
Pacific Continental Corp.	16,124	267,497
Pacific Mercantile Bancorp (a)	10,321	74,827
Pacific Premier Bancorp, Inc. (a)	30,035	750,875
PacWest Bancorp	182,577	7,609,809
Park National Corp.	20,366	1,913,182
Park Sterling Corp.	62,354	464,537
Peapack-Gladstone Financial Corp.	20,893	397,176
Penns Woods Bancorp, Inc. (b)	3,854	163,178
Peoples Bancorp, Inc.	27,844	601,152
Peoples Financial Corp., Mississippi (a)	2,667	27,070
Peoples Financial Services Corp.	12,111	446,533
Peoples United Financial, Inc.	460,969	7,320,188
Pinnacle Financial Partners, Inc.	49,595	2,439,082
PNC Financial Services Group, Inc.	731,590	65,652,887
Popular, Inc.	171,035	5,360,237
Preferred Bank, Los Angeles	16,109	530,308
Premier Financial Bancorp, Inc.	115	1,864
PrivateBancorp, Inc.	128,395	5,694,318
Prosperity Bancshares, Inc.	97,786	5,265,776
QCR Holdings, Inc.	6,184	168,761
Regions Financial Corp.	1,855,063	18,235,269
Renasant Corp.	61,033	2,100,146
Republic Bancorp, Inc., Kentucky Class A	18,205	504,825
Royal Bancshares of Pennsylvania, Inc. Class A (a)	5,400	14,742
S&T Bancorp, Inc.	72,150	1,866,521
Sandy Spring Bancorp, Inc.	36,755	1,080,229
Seacoast Banking Corp., Florida (a)	40,390	680,168
ServisFirst Bancshares, Inc. (b)	44,394	2,310,264
Shore Bancshares, Inc.	6,745	74,330
Sierra Bancorp	8,792	151,838
Signature Bank (a)	77,699	10,489,365
Simmons First National Corp. Class A	56,478	2,681,575
South State Corp.	37,647	2,729,031
Southern National Bancorp of Virginia, Inc.	3,574	42,566
Southside Bancshares, Inc.	32,771	966,417
Southwest Bancorp, Inc., Oklahoma	21,659	367,553
State Bank Financial Corp.	55,381	1,203,983
Sterling Bancorp	186,202	3,064,885
Stock Yards Bancorp, Inc.	30,796	894,008
Stonegate Bank	14,759	471,698
Suffolk Bancorp	15,697	396,977
Sun Bancorp, Inc. (a)	9,760	202,520
SunTrust Banks, Inc.	734,782	32,198,147
SVB Financial Group (a)	76,218	8,399,224
Synovus Financial Corp.	198,807	6,395,621
Talmer Bancorp, Inc. Class A	137,867	2,749,068
TCF Financial Corp.	303,183	4,356,740
Texas Capital Bancshares, Inc. (a)(b)	74,662	3,825,681
The First Bancorp, Inc.	2,896	58,354
Tompkins Financial Corp.	20,551	1,367,464
TowneBank (b)	91,351	1,996,019
Trico Bancshares	33,947	955,948
TriState Capital Holdings, Inc. (a)	31,167	405,171
Triumph Bancorp, Inc. (a)	15,765	253,186
Trustmark Corp.	94,171	2,333,557
U.S. Bancorp	2,370,314	101,496,845
UMB Financial Corp.	60,645	3,490,120
Umpqua Holdings Corp.	368,620	5,894,234
Union Bankshares Corp.	76,873	2,086,333
United Bankshares, Inc., West Virginia (b)	94,604	3,766,185
United Community Bank, Inc.	91,017	1,832,172
Univest Corp. of Pennsylvania	24,791	500,530
Valley National Bancorp	338,669	3,227,516
Washington Trust Bancorp, Inc.	22,987	880,862
Webster Financial Corp.	175,987	6,891,651
Wells Fargo & Co.	6,730,797	341,386,024
WesBanco, Inc.	67,375	2,200,468
West Bancorp., Inc.	59,222	1,114,558
Westamerica Bancorp. (b)	45,279	2,202,823
Westbury Bancorp, Inc. (a)	4,860	96,568
Western Alliance Bancorp. (a)	128,709	4,852,329
Wilshire Bancorp, Inc.	110,533	1,263,392
Wintrust Financial Corp.	65,304	3,478,744
Yadkin Financial Corp.	70,939	1,877,755
Your Community Bankshares, Inc. (b)	6,866	262,350
Zions Bancorporation	288,701	8,089,402
		1,851,249,755
Capital Markets - 1.9%
Affiliated Managers Group, Inc. (a)	77,232	13,401,297
Ameriprise Financial, Inc.	249,771	25,394,218
Arlington Asset Investment Corp. (b)	25,721	342,089
Artisan Partners Asset Management, Inc.	53,526	1,749,230
Ashford, Inc. (a)	1,254	65,710
Associated Capital Group, Inc.	6,083	182,186
Bank of New York Mellon Corp.	1,560,539	65,636,270
BGC Partners, Inc. Class A	270,826	2,515,974
BlackRock, Inc. Class A	183,455	66,750,102
Calamos Asset Management, Inc. Class A	22,184	170,595
Charles Schwab Corp.	1,745,430	53,375,249
Cohen & Steers, Inc.	29,933	1,155,114
Cowen Group, Inc. Class A (a)(b)	169,746	568,649
Diamond Hill Investment Group, Inc.	4,388	790,981
E*TRADE Financial Corp. (a)	448,071	12,496,700
Eaton Vance Corp. (non-vtg.)	172,774	6,282,063
Evercore Partners, Inc. Class A	60,285	3,134,820
FBR & Co.	6,019	115,685
Federated Investors, Inc. Class B (non-vtg.)	132,184	4,272,187
Financial Engines, Inc.	75,157	2,077,339
Franklin Resources, Inc.	551,204	20,587,469
FXCM, Inc. Class A (a)(b)	5,137	52,962
GAMCO Investors, Inc. Class A	6,083	223,064
Goldman Sachs Group, Inc.	571,294	91,109,967
Greenhill & Co., Inc.	34,523	711,864
HFF, Inc.	50,180	1,615,796
Houlihan Lokey	18,859	455,445
Institutional Financial Markets, Inc.	6,881	5,797
Interactive Brokers Group, Inc.	78,906	3,170,443
INTL FCStone, Inc. (a)	19,656	548,206
Invesco Ltd.	605,065	18,999,041
Investment Technology Group, Inc.	55,680	1,026,739
Janus Capital Group, Inc.	187,399	2,844,717
KCG Holdings, Inc. Class A (a)	107,133	1,507,361
Ladenburg Thalmann Financial Services, Inc. (a)(b)	146,974	390,951
Lazard Ltd. Class A	185,727	6,533,876
Legg Mason, Inc.	154,159	5,318,486
LPL Financial (b)	109,368	3,050,274
Manning & Napier, Inc. Class A	21,800	205,356
Moelis & Co. Class A	17,990	479,613
Morgan Stanley	2,215,240	60,631,119
Northern Trust Corp.	311,392	23,074,147
NorthStar Asset Management Group, Inc.	280,199	3,505,289
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,547	213,230
Piper Jaffray Companies (a)	20,940	884,296
PJT Partners, Inc.	43,421	1,127,209
Pzena Investment Management, Inc.	4,972	43,505
Raymond James Financial, Inc.	189,387	10,618,929
Safeguard Scientifics, Inc. (a)(b)	26,745	353,836
SEI Investments Co.	201,049	10,341,961
Silvercrest Asset Management Group Class A	6,008	73,598
State Street Corp.	581,405	36,663,399
Stifel Financial Corp. (a)	97,319	3,676,712
T. Rowe Price Group, Inc.	357,283	27,532,228
TD Ameritrade Holding Corp.	391,484	12,789,782
U.S. Global Investments, Inc. Class A	7,637	12,830
Vector Capital Corp. rights (a)	4,280	0
Virtu Financial, Inc. Class A	42,805	762,357
Virtus Investment Partners, Inc.	8,765	713,559
Waddell & Reed Financial, Inc. Class A	111,918	2,391,688
Westwood Holdings Group, Inc.	9,364	536,744
WisdomTree Investments, Inc. (b)	153,169	1,899,296
		617,159,599
Consumer Finance - 0.8%
Ally Financial, Inc. (a)	660,316	11,846,069
American Express Co.	1,195,673	78,627,456
Asta Funding, Inc. (a)	4,468	46,601
Atlanticus Holdings Corp. (a)	35,598	100,742
Capital One Financial Corp.	766,386	56,130,111
Cash America International, Inc.	36,022	1,306,518
Consumer Portfolio Services, Inc. (a)	11,930	46,646
Credit Acceptance Corp. (a)(b)	14,900	2,791,366
Discover Financial Services	608,168	34,550,024
Emergent Capital, Inc. (a)(b)	20,885	83,540
Encore Capital Group, Inc. (a)(b)	29,815	801,725
Enova International, Inc. (a)	32,960	239,949
EZCORP, Inc. (non-vtg.) Class A (a)(b)	64,428	436,822
First Cash Financial Services, Inc.	42,812	1,870,456
First Marblehead Corp. (a)	5,188	20,129
Green Dot Corp. Class A (a)(b)	74,413	1,641,551
Imperial Holdings, Inc. warrants 4/11/19 (a)	1,880	174
J.G. Wentworth Co. (a)(b)	8,584	4,980
LendingClub Corp. (a)(b)	328,200	1,562,232
Navient Corp.	519,922	7,128,131
Nelnet, Inc. Class A	31,753	1,164,700
Nicholas Financial, Inc. (a)	5,705	61,614
OneMain Holdings, Inc. (a)	61,722	1,929,430
PRA Group, Inc. (a)(b)	66,508	1,829,635
Regional Management Corp. (a)	12,187	208,032
Santander Consumer U.S.A. Holdings, Inc. (a)	164,266	2,112,461
SLM Corp. (a)	610,909	4,196,945
Synchrony Financial (a)	1,212,922	37,843,166
World Acceptance Corp. (a)(b)	15,268	666,906
		249,248,111
Diversified Financial Services - 2.1%
BBX Capital Corp. (a)	18,261	273,915
Berkshire Hathaway, Inc. Class B (a)	2,729,313	383,577,649
Broadcom Ltd.	539,196	83,230,295
CBOE Holdings, Inc.	119,150	7,583,898
CME Group, Inc.	490,695	48,034,134
FactSet Research Systems, Inc.	57,702	9,178,657
Gain Capital Holdings, Inc.	33,946	234,906
IntercontinentalExchange, Inc.	172,297	46,713,163
Leucadia National Corp.	507,011	9,176,899
MarketAxess Holdings, Inc.	54,847	7,675,289
Marlin Business Services Corp.	13,319	201,916
McGraw Hill Financial, Inc.	384,646	43,007,269
Moody's Corp.	245,292	24,195,603
Morningstar, Inc.	31,944	2,697,032
MSCI, Inc. Class A	147,156	11,741,577
NewStar Financial, Inc. (a)	27,065	228,158
On Deck Capital, Inc. (a)(b)	61,562	318,276
PICO Holdings, Inc. (a)	29,880	276,689
Resource America, Inc. Class A	9,127	87,984
The NASDAQ OMX Group, Inc.	162,227	10,708,604
TheStreet.com, Inc.	3,696	4,324
Tiptree Financial, Inc.	33,155	187,326
Voya Financial, Inc.	326,839	10,739,930
		700,073,493
Insurance - 3.0%
AFLAC, Inc.	602,603	41,856,804
Alleghany Corp. (a)	23,047	12,556,697
Allied World Assurance Co. Holdings AG	140,733	5,218,380
Allstate Corp.	545,489	36,825,962
AMBAC Financial Group, Inc. (a)	65,156	1,074,422
American Equity Investment Life Holding Co.	119,781	1,941,650
American Financial Group, Inc.	103,206	7,562,936
American International Group, Inc.	1,664,961	96,367,943
American National Insurance Co.	20,619	2,464,177
Amerisafe, Inc.	28,834	1,751,089
AmTrust Financial Services, Inc. (b)	127,626	3,384,642
Aon PLC	391,050	42,730,034
Arch Capital Group Ltd. (a)	179,354	13,031,862
Argo Group International Holdings, Ltd.	46,444	2,445,277
Arthur J. Gallagher & Co.	263,293	12,724,951
Aspen Insurance Holdings Ltd.	82,529	3,949,013
Assurant, Inc.	95,115	8,312,100
Assured Guaranty Ltd.	208,257	5,600,031
Atlas Financial Holdings, Inc. (a)	3,104	55,841
Axis Capital Holdings Ltd.	139,939	7,717,636
Baldwin & Lyons, Inc. Class B	6,073	142,351
Brown & Brown, Inc.	172,812	6,231,601
Chubb Ltd.	668,490	84,637,519
Cincinnati Financial Corp.	214,592	14,828,307
Citizens, Inc. Class A (a)(b)	56,518	451,014
CNA Financial Corp.	85,746	2,817,614
CNO Financial Group, Inc.	273,436	5,548,016
Crawford & Co. Class B	22,758	195,036
Donegal Group, Inc. Class A	8,008	129,650
eHealth, Inc. (a)	26,343	364,060
EMC Insurance Group	8,724	233,105
Employers Holdings, Inc.	50,084	1,495,007
Endurance Specialty Holdings Ltd.	94,715	6,433,043
Enstar Group Ltd. (a)	18,704	2,915,392
Erie Indemnity Co. Class A	39,674	3,884,085
Everest Re Group Ltd.	59,887	10,726,361
FBL Financial Group, Inc. Class A	16,450	1,034,870
Federated National Holding Co.	19,431	419,321
Fidelity & Guaranty Life (b)	19,773	469,609
First Acceptance Corp. (a)	4,055	6,529
First American Financial Corp.	155,678	5,953,127
FNF Group	411,465	14,380,702
FNFV Group (a)(b)	119,032	1,430,765
Genworth Financial, Inc. Class A (a)(b)	738,907	2,733,956
Global Indemnity PLC (a)	13,709	412,915
Greenlight Capital Re, Ltd. (a)	35,373	719,487
Hallmark Financial Services, Inc. (a)	10,337	100,992
Hanover Insurance Group, Inc.	63,275	5,484,677
Hartford Financial Services Group, Inc.	579,181	26,161,606
HCI Group, Inc.	9,511	301,974
Health Insurance Innovations, Inc. (a)	4,900	35,525
Heritage Insurance Holdings, Inc.	60,181	791,982
Horace Mann Educators Corp.	55,232	1,881,202
Independence Holding Co.	16,014	253,662
Infinity Property & Casualty Corp.	16,040	1,249,997
Investors Title Co.	1,086	101,280
James River Group Holdings Ltd.	18,936	669,388
Kemper Corp.	72,301	2,336,045
Lincoln National Corp.	349,029	16,002,980
Loews Corp.	412,803	16,710,265
Maiden Holdings Ltd.	73,970	970,486
Markel Corp. (a)	20,309	19,354,477
Marsh & McLennan Companies, Inc.	752,536	49,720,054
MBIA, Inc. (a)(b)	228,577	1,645,754
Mercury General Corp.	57,625	3,029,346
MetLife, Inc.	1,590,169	72,432,198
National General Holdings Corp.	96,033	1,990,764
National Interstate Corp.	15,961	496,227
National Western Life Group, Inc.	3,602	769,063
Navigators Group, Inc.	17,231	1,569,399
Old Republic International Corp.	409,862	7,852,956
OneBeacon Insurance Group Ltd.	32,052	417,317
Patriot National, Inc. (a)(b)	7,857	59,320
Phoenix Companies, Inc. (a)	7,382	271,215
Pricoa Global Funding I	641,235	50,817,874
Primerica, Inc.	65,762	3,689,906
Principal Financial Group, Inc.	393,645	17,540,821
ProAssurance Corp.	80,899	4,246,389
Progressive Corp.	838,879	27,934,671
Reinsurance Group of America, Inc.	91,293	9,050,788
RenaissanceRe Holdings Ltd.	65,324	7,545,575
RLI Corp.	52,935	3,499,533
Safety Insurance Group, Inc.	17,540	1,042,051
Selective Insurance Group, Inc.	86,856	3,226,700
State Auto Financial Corp.	21,317	436,999
State National Companies, Inc.	40,781	439,211
Stewart Information Services Corp.	27,370	1,018,711
The Travelers Companies, Inc.	423,899	48,383,832
Third Point Reinsurance Ltd. (a)(b)	92,317	1,080,109
Torchmark Corp.	173,559	10,696,441
Trupanion, Inc. (a)(b)	19,929	301,326
United Fire Group, Inc.	32,386	1,333,332
United Insurance Holdings Corp.	21,251	373,168
Universal Insurance Holdings, Inc. (b)	42,273	821,787
Unum Group	338,433	12,494,946
Validus Holdings Ltd.	125,147	6,093,407
W.R. Berkley Corp.	139,886	7,977,699
White Mountains Insurance Group Ltd.	8,265	6,656,466
Willis Group Holdings PLC	198,483	25,409,794
WMI Holdings Corp. (a)	116,842	276,916
XL Group PLC Class A	415,246	14,263,700
		975,477,192
Real Estate Investment Trusts - 4.3%
Acadia Realty Trust (SBI)	120,965	4,100,714
AG Mortgage Investment Trust, Inc.	28,740	402,647
Agree Realty Corp.	26,124	1,112,099
Alexanders, Inc.	6,076	2,225,943
Alexandria Real Estate Equities, Inc.	108,618	10,525,084
Altisource Residential Corp. Class B	74,457	746,059
American Assets Trust, Inc.	63,016	2,521,270
American Campus Communities, Inc.	189,204	8,896,372
American Capital Agency Corp.	494,092	9,333,398
American Capital Mortgage Investment Corp.	77,847	1,232,318
American Homes 4 Rent Class A	313,031	5,740,989
American Tower Corp.	614,484	65,000,118
Annaly Capital Management, Inc. (b)	1,346,771	14,248,837
Anworth Mortgage Asset Corp.	251,516	1,164,519
Apartment Investment & Management Co. Class A	221,509	9,447,359
Apollo Commercial Real Estate Finance, Inc. (b)	62,598	1,014,714
Apollo Residential Mortgage, Inc.	39,031	525,357
Apple Hospitality (REIT), Inc.	259,742	4,735,097
Arbor Realty Trust, Inc.	58,520	408,470
Ares Commercial Real Estate Corp.	39,618	474,624
Armada Hoffler Properties, Inc.	22,245	269,165
Armour Residential REIT, Inc. (b)	61,211	1,187,493
Ashford Hospitality Prime, Inc.	37,189	402,385
Ashford Hospitality Trust, Inc.	100,347	504,745
AvalonBay Communities, Inc.	197,716	35,565,154
Blackstone Mortgage Trust, Inc.	145,044	4,088,790
Bluerock Residental Growth (REIT), Inc.	18,249	217,893
Boston Properties, Inc.	222,744	27,983,329
Brandywine Realty Trust (SBI)	245,200	3,871,708
Brixmor Property Group, Inc.	299,024	7,550,356
BRT Realty Trust (a)	189,164	1,358,198
Camden Property Trust (SBI)	128,537	10,952,638
Capstead Mortgage Corp.	129,311	1,249,144
Care Capital Properties, Inc.	119,807	3,113,784
CareTrust (REIT), Inc.	70,605	945,401
CatchMark Timber Trust, Inc.	51,201	553,483
CBL & Associates Properties, Inc.	216,304	2,080,844
Cedar Shopping Centers, Inc.	134,023	910,016
Chambers Street Properties	599,992	5,357,929
Chatham Lodging Trust	57,137	1,239,302
Cherry Hill Mortgage Investment Corp.	2,726	42,444
Chesapeake Lodging Trust	85,461	2,037,390
Chimera Investment Corp.	263,589	3,951,199
CIM Commercial Trust Corp.	6,057	110,540
City Office (REIT), Inc.	19,500	229,515
Colony Financial, Inc.	170,282	3,119,566
Colony Starwood Homes	66,795	1,818,160
Columbia Property Trust, Inc.	198,850	4,100,287
Communications Sales & Leasing, Inc.	176,750	4,415,215
Community Healthcare Trust, Inc.	8,076	150,698
Condor Hospitality Trust, Inc. (a)	703	1,385
CorEnergy Infrastructure Trust, Inc. (b)	13,819	332,347
Coresite Realty Corp.	54,413	4,127,226
Corporate Office Properties Trust (SBI)	143,522	3,879,400
Corrections Corp. of America	169,695	5,701,752
Cousins Properties, Inc.	284,086	3,051,084
Crown Castle International Corp.	480,917	43,672,073
CubeSmart	250,130	7,964,139
CyrusOne, Inc.	98,914	4,877,449
CYS Investments, Inc.	197,203	1,611,149
DCT Industrial Trust, Inc.	122,100	5,266,173
DDR Corp.	441,205	7,593,138
DiamondRock Hospitality Co.	300,095	2,682,849
Digital Realty Trust, Inc.	210,845	20,125,155
Douglas Emmett, Inc.	203,089	6,882,686
Duke Realty LP	473,306	11,203,153
DuPont Fabros Technology, Inc.	100,616	4,257,063
Dynex Capital, Inc.	68,104	455,616
Easterly Government Properties, Inc.	21,223	397,295
EastGroup Properties, Inc.	46,143	2,954,536
Education Realty Trust, Inc.	84,635	3,621,532
Ellington Residential Mortgage REIT	7,146	92,827
Empire State Realty Trust, Inc.	146,821	2,782,258
EPR Properties	88,895	6,336,436
Equinix, Inc. (b)	101,400	36,706,800
Equity Commonwealth (a)	193,982	5,604,140
Equity Lifestyle Properties, Inc.	120,671	8,845,184
Equity One, Inc.	158,194	4,660,395
Equity Residential (SBI)	530,108	36,688,775
Essex Property Trust, Inc.	93,996	21,358,711
Extra Space Storage, Inc.	187,469	17,428,993
Federal Realty Investment Trust (SBI)	100,710	15,427,765
FelCor Lodging Trust, Inc.	200,216	1,323,428
First Industrial Realty Trust, Inc.	150,659	3,730,317
First Potomac Realty Trust	85,240	762,898
Five Oaks Investment Corp.	4,880	24,400
Forest City Realty Trust, Inc.	326,862	7,455,722
Four Corners Property Trust, Inc.	103,212	2,006,441
Franklin Street Properties Corp.	139,951	1,596,841
Gaming & Leisure Properties	265,237	8,728,950
General Growth Properties, Inc.	840,359	22,580,446
Getty Realty Corp.	48,238	975,372
Gladstone Commercial Corp.	25,933	431,266
Gladstone Land Corp.	8,000	81,840
Global Net Lease, Inc.	250,435	2,046,054
Government Properties Income Trust (b)	79,105	1,550,458
Great Ajax Corp.	6,575	90,669
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	46,775	950,936
Hatteras Financial Corp.	140,654	2,263,123
HCP, Inc.	678,172	22,291,514
Healthcare Realty Trust, Inc.	143,834	4,572,483
Healthcare Trust of America, Inc.	207,814	6,271,827
Hersha Hospitality Trust	71,283	1,263,135
Highwoods Properties, Inc. (SBI)	154,862	7,535,585
Hospitality Properties Trust (SBI)	245,585	6,286,976
Host Hotels & Resorts, Inc. (b)	1,082,301	16,667,435
Hudson Pacific Properties, Inc.	129,708	3,646,092
Independence Realty Trust, Inc.	33,740	263,172
InfraReit, Inc.	33,447	574,285
Invesco Mortgage Capital, Inc.	162,908	2,342,617
Investors Real Estate Trust	202,786	1,261,329
Iron Mountain, Inc. (b)	347,657	12,772,918
iStar Financial, Inc. (a)	102,599	1,049,588
Jernigan Capital, Inc.	3,052	42,423
Kilroy Realty Corp.	134,707	8,506,747
Kimco Realty Corp.	576,480	16,245,206
Kite Realty Group Trust	145,444	3,908,080
Ladder Capital Corp. Class A	75,752	932,507
Lamar Advertising Co. Class A	116,662	7,588,863
LaSalle Hotel Properties (SBI)	163,011	3,767,184
Lexington Corporate Properties Trust	345,008	3,260,326
Liberty Property Trust (SBI)	229,311	8,557,887
LTC Properties, Inc.	62,032	2,891,932
Mack-Cali Realty Corp.	122,465	3,213,482
Medical Properties Trust, Inc.	337,235	4,957,355
MFA Financial, Inc.	513,118	3,699,581
Mid-America Apartment Communities, Inc.	108,944	11,220,143
Monmouth Real Estate Investment Corp. Class A	107,747	1,281,112
Monogram Residential Trust, Inc.	257,535	2,611,405
National Health Investors, Inc.	54,377	3,797,146
National Retail Properties, Inc.	198,055	8,977,833
National Storage Affiliates Trust	35,828	747,014
New Residential Investment Corp.	333,004	4,522,194
New Senior Investment Group, Inc.	149,321	1,548,459
New York (REIT), Inc.	231,906	2,117,302
New York Mortgage Trust, Inc. (b)	176,500	1,050,175
Newcastle Investment Corp.	86,128	386,715
NexPoint Residential Trust, Inc.	24,806	350,757
NorthStar Realty Europe Corp.	77,758	874,778
NorthStar Realty Finance Corp.	274,806	3,709,881
Omega Healthcare Investors, Inc. (b)	234,896	7,497,880
One Liberty Properties, Inc.	17,377	393,763
Orchid Island Capital, Inc. (b)	20,507	212,863
Outfront Media, Inc.	205,776	4,576,458
Owens Realty Mortgage, Inc.	54,252	866,404
Paramount Group, Inc.	263,588	4,317,571
Parkway Properties, Inc.	135,012	2,355,959
Pebblebrook Hotel Trust	104,963	2,647,167
Pennsylvania Real Estate Investment Trust (SBI)	105,464	2,225,290
PennyMac Mortgage Investment Trust	106,166	1,633,895
Physicians Realty Trust	189,663	3,601,700
Piedmont Office Realty Trust, Inc. Class A	209,992	4,210,340
Post Properties, Inc.	73,877	4,474,730
Potlatch Corp.	53,054	1,813,386
Power (REIT) (a)	718	3,389
Preferred Apartment Communities, Inc. Class A	29,993	417,203
Prologis, Inc.	751,318	35,710,145
PS Business Parks, Inc.	31,822	3,141,786
Public Storage	213,534	54,175,711
QTS Realty Trust, Inc. Class A	65,930	3,406,603
RAIT Financial Trust	116,629	387,208
Ramco-Gershenson Properties Trust (SBI)	128,503	2,314,339
Rayonier, Inc.	174,146	4,515,606
Realty Income Corp.	361,863	21,744,348
Redwood Trust, Inc.	130,122	1,854,239
Regency Centers Corp. (b)	142,103	10,885,090
Resource Capital Corp.	40,594	516,762
Retail Opportunity Investments Corp.	171,753	3,472,846
Retail Properties America, Inc.	368,229	5,836,430
Rexford Industrial Realty, Inc.	93,456	1,859,774
RLJ Lodging Trust	176,982	3,626,361
Rouse Properties, Inc.	57,542	1,050,142
Ryman Hospitality Properties, Inc.	71,041	3,485,271
Sabra Health Care REIT, Inc.	99,253	2,078,358
Saul Centers, Inc.	23,905	1,342,983
Select Income REIT	130,864	3,223,180
Senior Housing Properties Trust (SBI)	366,092	6,838,599
Seritage Growth Properties (b)	28,884	1,334,730
Silver Bay Realty Trust Corp.	47,769	747,107
Simon Property Group, Inc.	448,540	88,649,446
SL Green Realty Corp.	142,734	14,467,518
SoTHERLY Hotels, Inc.	2,721	13,932
Sovran Self Storage, Inc.	66,154	7,162,494
Spirit Realty Capital, Inc.	683,647	7,827,758
Stag Industrial, Inc.	92,815	1,981,600
Starwood Property Trust, Inc.	334,722	6,901,968
Store Capital Corp.	203,241	5,188,743
Summit Hotel Properties, Inc.	122,449	1,432,653
Sun Communities, Inc.	93,367	6,519,818
Sunstone Hotel Investors, Inc.	296,955	3,575,338
Tanger Factory Outlet Centers, Inc.	125,594	4,423,421
Taubman Centers, Inc.	92,439	6,338,542
Terreno Realty Corp.	71,122	1,702,661
The GEO Group, Inc.	101,971	3,391,555
The Macerich Co.	187,597	14,317,403
TIER REIT, Inc.	108,647	1,629,705
Two Harbors Investment Corp.	497,543	4,219,165
UDR, Inc. (b)	384,240	13,844,167
UMH Properties, Inc.	18,604	184,924
United Development Funding IV (b)	104,924	335,757
Universal Health Realty Income Trust (SBI)	21,131	1,130,509
Urban Edge Properties	128,665	3,454,655
Urstadt Biddle Properties, Inc. Class A	50,401	1,066,485
Ventas, Inc.	486,846	32,292,495
VEREIT, Inc.	1,316,685	12,627,009
Vornado Realty Trust	257,210	24,568,699
Washington REIT (SBI)	91,707	2,717,278
Weingarten Realty Investors (SBI)	159,989	6,020,386
Welltower, Inc.	515,442	35,519,108
Western Asset Mortgage Capital Corp. (b)	72,828	675,116
Weyerhaeuser Co.	1,141,125	35,945,438
Whitestone REIT Class B	26,734	365,721
WP Carey, Inc.	142,219	9,117,660
WP Glimcher, Inc.	269,386	2,753,125
Xenia Hotels & Resorts, Inc.	170,955	2,755,795
ZAIS Financial Corp.	6,000	86,700
		1,403,987,210
Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	66,574	2,507,177
Altisource Portfolio Solutions SA (a)(b)	18,423	514,554
AV Homes, Inc. (a)(b)	12,051	151,361
CBRE Group, Inc. (a)	423,814	12,650,848
Consolidated-Tomoka Land Co.	6,987	336,075
Forestar Group, Inc. (a)(b)	38,487	471,081
FRP Holdings, Inc. (a)	3,842	117,565
Howard Hughes Corp. (a)	53,702	5,867,481
Jones Lang LaSalle, Inc.	64,176	7,563,783
Kennedy-Wilson Holdings, Inc.	142,223	3,032,194
Marcus & Millichap, Inc. (a)	19,559	497,190
Maui Land & Pineapple, Inc. (a)	31,310	189,112
RE/MAX Holdings, Inc.	20,733	837,406
Realogy Holdings Corp. (a)	208,926	6,852,773
Tejon Ranch Co. (a)(b)	18,740	437,204
The RMR Group, Inc. (a)	10,073	298,564
The St. Joe Co. (a)(b)	114,817	1,995,519
Transcontinental Realty Investors, Inc. (a)	20,697	196,828
		44,516,715
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	134,450	2,148,511
Bank Mutual Corp.	56,001	454,168
BankFinancial Corp.	19,300	245,303
Bear State Financial, Inc.	13,571	129,196
Beneficial Bancorp, Inc. (a)	178,014	2,451,253
BofI Holding, Inc. (a)(b)	77,556	1,455,726
BSB Bancorp, Inc. (a)	6,958	159,825
Capitol Federal Financial, Inc.	194,739	2,644,556
Charter Financial Corp.	1,496	19,867
Chicopee Bancorp, Inc.	1,816	33,378
Clifton Bancorp, Inc.	29,093	439,595
Dime Community Bancshares, Inc.	51,879	952,498
ESSA Bancorp, Inc.	4,298	58,840
Essent Group Ltd. (a)	98,963	2,163,331
EverBank Financial Corp.	121,901	1,867,523
Farmer Mac Class C (non-vtg.)	15,100	544,657
First Defiance Financial Corp.	9,272	374,311
First Financial Northwest, Inc.	2,197	29,176
Flagstar Bancorp, Inc. (a)	37,206	901,873
Fox Chase Bancorp, Inc.	14,307	289,574
Hingham Institution for Savings	1,505	201,504
HomeStreet, Inc. (a)(b)	25,316	520,497
Impac Mortgage Holdings, Inc. (a)(b)	10,028	141,696
Kearny Financial Corp.	22,253	291,292
Lendingtree, Inc. (a)(b)	11,133	926,822
Meridian Bancorp, Inc.	112,706	1,690,590
Meta Financial Group, Inc.	7,949	396,258
MGIC Investment Corp. (a)(b)	512,611	3,613,908
Nationstar Mortgage Holdings, Inc. (a)(b)	49,983	637,783
New York Community Bancorp, Inc.	708,392	11,150,090
NMI Holdings, Inc. (a)	63,061	393,501
Northfield Bancorp, Inc.	77,835	1,210,334
Northwest Bancshares, Inc.	151,987	2,250,927
OceanFirst Financial Corp.	16,828	313,758
Ocwen Financial Corp. (a)	142,608	282,364
Oritani Financial Corp.	49,423	827,835
PennyMac Financial Services, Inc. (a)	26,801	369,050
PHH Corp. (a)	72,291	1,032,315
Poage Bankshares, Inc.	2,365	38,455
Provident Financial Holdings, Inc.	3,066	55,863
Provident Financial Services, Inc.	124,224	2,536,654
Radian Group, Inc.	297,196	3,688,202
Riverview Bancorp, Inc.	6,875	32,038
Security National Financial Corp. Class A	11,194	49,589
SI Financial Group, Inc.	3,746	52,107
Southern Missouri Bancorp, Inc.	1,632	39,380
Stonegate Mortgage Corp. (a)	14,418	54,644
Territorial Bancorp, Inc.	13,244	348,450
TFS Financial Corp.	159,329	2,939,620
Timberland Bancorp, Inc.	5,034	75,409
Trustco Bank Corp., New York	128,165	842,044
United Community Financial Corp.	43,226	263,246
United Financial Bancorp, Inc. New	73,256	973,572
Walker & Dunlop, Inc. (a)(b)	36,696	881,805
Walter Investment Management Corp. (a)(b)	49,597	246,497
Washington Federal, Inc.	128,254	3,205,067
Waterstone Financial, Inc.	38,293	554,483
Westfield Financial, Inc.	28,907	222,873
WSFS Financial Corp.	41,525	1,472,892
		62,186,575

TOTAL FINANCIALS		5,903,898,650

HEALTH CARE - 14.1%
Biotechnology - 3.4%
AbbVie, Inc.	2,346,716	147,678,838
Abeona Therapeutics, Inc. (a)(b)	14,781	43,161
ACADIA Pharmaceuticals, Inc. (a)(b)	153,690	5,445,237
Acceleron Pharma, Inc. (a)(b)	65,396	2,237,197
Achillion Pharmaceuticals, Inc. (a)(b)	199,588	1,866,148
Acorda Therapeutics, Inc. (a)(b)	71,044	2,021,202
Actinium Pharmaceuticals, Inc. (a)(b)	38,656	74,606
Adamas Pharmaceuticals, Inc. (a)(b)	24,337	409,348
Aduro Biotech, Inc. (a)	16,502	202,810
Advaxis, Inc. (a)(b)	33,087	306,386
Adverum Biotechnologies, Inc. (a)	12,370	55,912
Aegerion Pharmaceuticals, Inc. (a)(b)	33,098	58,914
Agenus, Inc. (a)(b)	96,074	405,432
Agios Pharmaceuticals, Inc. (a)(b)	43,078	2,410,214
Aimmune Therapeutics, Inc. (a)(b)	19,986	306,785
Akebia Therapeutics, Inc. (a)(b)	43,266	385,500
Alder Biopharmaceuticals, Inc. (a)(b)	61,674	1,854,537
Alexion Pharmaceuticals, Inc. (a)(b)	327,643	49,441,329
Alkermes PLC (a)	221,838	10,295,502
Alnylam Pharmaceuticals, Inc. (a)	108,490	7,780,903
AMAG Pharmaceuticals, Inc. (a)(b)	43,810	939,286
Amgen, Inc.	1,094,507	172,877,381
Amicus Therapeutics, Inc. (a)(b)	167,452	1,185,560
Anacor Pharmaceuticals, Inc. (a)(b)	64,431	6,397,998
Anavex Life Sciences Corp. (a)(b)	42,618	189,224
Anthera Pharmaceuticals, Inc. (a)(b)	58,148	213,985
Applied Genetic Technologies Corp. (a)	14,097	242,468
Aquinox Pharmaceuticals, Inc. (a)(b)	13,024	107,188
Ardelyx, Inc. (a)(b)	32,056	293,312
Arena Pharmaceuticals, Inc. (a)	308,170	557,788
Argos Therapeutics, Inc. (a)(b)	19,777	122,024
ARIAD Pharmaceuticals, Inc. (a)(b)	248,972	2,203,402
ArQule, Inc. (a)	65,290	114,910
Array BioPharma, Inc. (a)	168,502	635,253
Arrowhead Pharmaceuticals, Inc. (a)(b)	82,473	505,559
Asterias Biotherapeutics, Inc. (a)	14,186	44,544
Atara Biotherapeutics, Inc. (a)(b)	30,076	544,676
Athersys, Inc. (a)(b)	92,903	213,677
aTyr Pharma, Inc. (a)	6,529	21,611
AVEO Pharmaceuticals, Inc. (a)	43,200	41,040
Aviragen Therapeutics, Inc. (a)	46,093	68,218
Baxalta, Inc.	990,401	44,795,837
Bellicum Pharmaceuticals, Inc. (a)(b)	12,564	146,622
Biocept, Inc. (a)(b)	21,277	13,417
BioCryst Pharmaceuticals, Inc. (a)(b)	89,890	304,727
Biogen, Inc. (a)	317,867	92,095,606
BioMarin Pharmaceutical, Inc. (a)	232,966	20,885,402
Biospecifics Technologies Corp. (a)	7,257	272,355
BioTime, Inc. (a)(b)	66,499	190,187
bluebird bio, Inc. (a)(b)	52,478	2,374,630
Blueprint Medicines Corp. (b)	16,623	315,671
BrainStorm Cell Therpeutic, Inc. (a)(b)	15,396	34,179
Calithera Biosciences, Inc. (a)(b)	11,343	59,437
Cancer Genetics, Inc. (a)(b)	9,725	21,006
Cara Therapeutics, Inc. (a)	22,235	143,638
CASI Pharmaceuticals, Inc. (a)	289	355
Catalyst Biosciences, Inc. (a)	2,710	4,173
Catalyst Pharmaceutical Partners, Inc. (a)(b)	93,518	57,514
Cel-Sci Corp. (a)(b)	81,306	44,068
Celator Pharmaceuticals, Inc. (a)(b)	45,059	1,355,375
Celgene Corp. (a)	1,138,496	120,134,098
Celldex Therapeutics, Inc. (a)(b)	136,283	624,176
Cellular Biomedicine Group, Inc. (a)(b)	8,068	117,712
Celsion Corp. (a)(b)	10,682	14,421
Cepheid, Inc. (a)	107,553	3,012,560
Ceres, Inc. (a)(b)	1,995	444
Cerulean Pharma, Inc. (a)(b)	28,222	68,297
ChemoCentryx, Inc. (a)(b)	22,820	123,000
Chiasma, Inc. (a)(b)	8,745	28,071
Chimerix, Inc. (a)	63,824	312,738
Cidara Therapeutics, Inc. (a)(b)	2,782	32,883
Cleveland Biolabs, Inc. (a)(b)	1,776	3,854
Clovis Oncology, Inc. (a)(b)	43,431	730,944
Coherus BioSciences, Inc. (a)(b)	13,933	259,850
Conatus Pharmaceuticals, Inc. (a)(b)	19,091	43,909
Concert Pharmaceuticals, Inc. (a)	25,754	342,786
CorMedix, Inc. (a)(b)	48,587	137,501
CTI BioPharma Corp. (a)(b)	191,537	85,387
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)	145,573	254,753
Cyclacel Pharmaceuticals, Inc. (a)	960	3,974
Cytokinetics, Inc. (a)(b)	40,859	333,001
CytomX Therapeutics, Inc.(a)	8,521	92,027
Cytori Therapeutics, Inc. (a)(b)	10,776	30,388
Cytori Therapeutics, Inc. rights 6/9/16 (a)	10,776	0
CytRx Corp. (a)(b)	55,459	165,822
Dicerna Pharmaceuticals, Inc. (a)	22,350	83,142
Dyax Corp. rights 12/31/19 (a)	200,675	477,607
Dynavax Technologies Corp. (a)(b)	52,974	878,839
Eagle Pharmaceuticals, Inc. (a)(b)	14,894	707,912
Edge Therapeutics, Inc. (a)	9,487	78,552
Editas Medicine, Inc. (b)	9,173	340,227
Eiger Biopharmaceuticals, Inc. (a)	1,065	22,482
Eleven Biotherapeutics, Inc. (a)(b)	6,105	7,570
Emergent BioSolutions, Inc. (a)(b)	38,141	1,673,627
Enanta Pharmaceuticals, Inc. (a)	16,864	413,674
Epirus Biopharmaceuticals, Inc. (a)	17,330	10,599
Epizyme, Inc. (a)(b)	64,306	711,224
Esperion Therapeutics, Inc. (a)(b)	26,856	459,775
Exact Sciences Corp. (a)(b)	127,083	843,831
Exelixis, Inc. (a)(b)	350,216	2,272,902
Fate Therapeutics, Inc. (a)	23,219	35,525
Fibrocell Science, Inc. (a)(b)	38,880	89,813
FibroGen, Inc. (a)	78,653	1,467,665
Five Prime Therapeutics, Inc. (a)(b)	33,190	1,517,447
Flexion Therapeutics, Inc. (a)(b)	12,508	218,140
Fortress Biotech, Inc. (a)(b)	43,908	123,821
Foundation Medicine, Inc. (a)(b)	24,382	459,601
Galectin Therapeutics, Inc. (a)	13,518	20,007
Galena Biopharma, Inc. (a)(b)	255,403	462,279
Genocea Biosciences, Inc. (a)(b)	32,032	150,550
Genomic Health, Inc. (a)	30,953	829,540
GenVec, Inc. (a)	8,140	4,965
Geron Corp. (a)(b)	196,151	580,607
Gilead Sciences, Inc.	1,991,434	173,374,244
Global Blood Therapeutics, Inc. (a)	9,193	219,897
GlycoMimetics, Inc. (a)	10,456	86,157
GTx, Inc. (a)	19,627	13,739
Halozyme Therapeutics, Inc. (a)(b)	151,873	1,527,842
Harvard Apparatus (a)	3,080	4,343
Heat Biologics, Inc. (a)	3,136	2,186
Hemispherx Biopharma, Inc. (a)	130,774	15,497
Heron Therapeutics, Inc. (a)(b)	43,966	940,872
iBio, Inc. (a)(b)	40,361	27,445
Idera Pharmaceuticals, Inc. (a)(b)	159,215	251,560
Ignyta, Inc. (a)	41,954	284,658
Immune Design Corp. (a)(b)	12,017	150,813
ImmunoCellular Therapeutics Ltd. (a)(b)	41,923	10,896
ImmunoGen, Inc. (a)(b)	137,379	774,818
Immunomedics, Inc. (a)(b)	126,367	611,616
Incyte Corp. (a)	249,179	21,033,199
Infinity Pharmaceuticals, Inc. (a)	64,535	342,036
Inotek Pharmaceuticals Corp. (a)(b)	20,127	185,168
Inovio Pharmaceuticals, Inc. (a)(b)	96,684	1,094,463
Insmed, Inc. (a)	93,412	1,102,262
Insys Therapeutics, Inc. (a)(b)	29,958	468,843
Intercept Pharmaceuticals, Inc. (a)(b)	26,182	3,884,362
Intrexon Corp. (a)(b)	75,330	2,315,644
Invitae Corp. (a)(b)	18,362	167,094
Ionis Pharmaceuticals, Inc. (a)(b)	173,657	3,940,277
Ironwood Pharmaceuticals, Inc. Class A (a)	198,200	2,475,518
IsoRay, Inc. (a)(b)	57,047	53,624
Juno Therapeutics, Inc. (a)(b)	110,127	4,782,816
Karyopharm Therapeutics, Inc. (a)	26,763	256,122
Keryx Biopharmaceuticals, Inc. (a)(b)	160,029	961,774
Kindred Biosciences, Inc. (a)	10,713	43,709
Kite Pharma, Inc. (a)(b)	62,472	3,201,690
La Jolla Pharmaceutical Co. (a)	18,994	305,803
Lexicon Pharmaceuticals, Inc. (a)(b)	68,906	979,154
Ligand Pharmaceuticals, Inc. Class B (a)(b)	25,533	3,053,491
Lion Biotechnologies, Inc. (a)(b)	61,965	365,594
Loxo Oncology, Inc. (a)(b)	9,155	247,185
Lpath, Inc. (a)	7,871	1,338
Macrogenics, Inc. (a)	37,964	970,360
MannKind Corp. (a)(b)	403,177	383,018
Mast Therapeutics, Inc. (a)(b)	146,638	56,602
Medgenics, Inc. (a)(b)	41,669	237,513
MediciNova, Inc. (a)(b)	31,401	204,421
Medivation, Inc. (a)	238,251	14,404,655
MEI Pharma, Inc. (a)	26,819	38,619
Merrimack Pharmaceuticals, Inc. (a)(b)	159,070	1,060,997
MiMedx Group, Inc. (a)(b)	155,727	1,225,571
Mirati Therapeutics, Inc. (a)(b)	22,963	416,319
Momenta Pharmaceuticals, Inc. (a)	80,881	952,778
Myriad Genetics, Inc. (a)	99,702	3,378,901
Nanosphere, Inc. (a)	1,812	3,080
NanoViricides, Inc. (a)(b)	32,620	62,304
NantKwest, Inc. (a)(b)	13,853	105,560
Natera, Inc. (a)(b)	18,568	256,053
Navidea Biopharmaceuticals, Inc. (a)(b)	148,549	123,296
Neothetics, Inc. (a)(b)	10,095	14,234
Neuralstem, Inc. (a)(b)	106,528	35,687
Neurocrine Biosciences, Inc. (a)	121,096	6,012,416
NewLink Genetics Corp. (a)	24,740	290,200
Northwest Biotherapeutics, Inc. (a)(b)	60,544	46,322
Novavax, Inc. (a)(b)	377,995	2,301,990
Ohr Pharmaceutical, Inc. (a)(b)	32,314	104,374
OncoCyte Corp. (a)(b)	3,324	14,160
OncoGenex Pharmaceuticals, Inc. (a)(b)	10,565	10,565
OncoMed Pharmaceuticals, Inc. (a)(b)	19,892	294,601
Onconova Therapeutics, Inc. (a)	6,241	2,621
Oncothyreon, Inc. (a)	120,855	140,192
Opexa Therapeutics, Inc. (a)	715	2,324
Ophthotech Corp. (a)(b)	50,366	2,704,654
Opko Health, Inc. (a)(b)	463,981	4,932,118
Oragenics, Inc. (a)(b)	9,973	5,685
Organovo Holdings, Inc. (a)(b)	125,927	367,707
Osiris Therapeutics, Inc. (b)	18,170	90,941
Otonomy, Inc. (a)	38,289	562,465
OvaScience, Inc. (a)(b)	31,036	229,356
OXiGENE, Inc. (a)	561	370
Palatin Technologies, Inc. (a)	9,275	4,872
PDL BioPharma, Inc.	309,517	1,111,166
Peregrine Pharmaceuticals, Inc. (a)(b)	243,489	102,704
Pfenex, Inc. (a)	21,045	146,473
PharmAthene, Inc. (a)(b)	51,372	115,073
Portola Pharmaceuticals, Inc. (a)(b)	95,806	2,632,749
Progenics Pharmaceuticals, Inc. (a)(b)	85,314	428,703
Proteon Therapeutics, Inc. (a)(b)	5,515	35,186
Prothena Corp. PLC (a)(b)	60,302	2,927,059
PTC Therapeutics, Inc. (a)(b)	53,763	438,706
Puma Biotechnology, Inc. (a)(b)	29,981	1,132,982
Radius Health, Inc. (a)(b)	50,787	1,841,537
Raptor Pharmaceutical Corp. (a)	110,330	610,125
Recro Pharma, Inc. (a)	5,300	44,361
Regeneron Pharmaceuticals, Inc. (a)	113,677	45,349,166
REGENXBIO, Inc. (a)(b)	8,339	103,070
Regulus Therapeutics, Inc. (a)(b)	29,427	180,682
Repligen Corp. (a)(b)	49,753	1,192,082
Retrophin, Inc. (a)(b)	41,038	729,656
Rexahn Pharmaceuticals, Inc. (a)	252,511	80,804
Rigel Pharmaceuticals, Inc. (a)	109,711	283,054
Sage Therapeutics, Inc. (a)	27,948	919,769
Sangamo Biosciences, Inc. (a)(b)	104,366	720,125
Sarepta Therapeutics, Inc. (a)(b)	59,544	1,246,256
Seattle Genetics, Inc. (a)(b)	167,606	6,776,311
Seres Therapeutics, Inc. (b)	21,515	654,701
Sorrento Therapeutics, Inc. (a)(b)	38,584	268,545
Spark Therapeutics, Inc. (a)(b)	21,750	1,216,913
Spectrum Pharmaceuticals, Inc. (a)	70,340	526,847
StemCells, Inc. (a)(b)	3,455	1,969
Stemline Therapeutics, Inc. (a)	20,998	174,703
Sunesis Pharmaceuticals, Inc. (a)	32,643	16,322
Synergy Pharmaceuticals, Inc.(a)(b)	233,472	856,842
Synta Pharmaceuticals Corp. (a)(b)	141,508	49,528
Synthetic Biologics, Inc. (a)(b)	84,770	185,646
T2 Biosystems, Inc. (a)(b)	14,700	126,714
Tenax Therapeutics, Inc. (a)(b)	1,373	3,487
TESARO, Inc. (a)	40,199	1,861,214
TetraLogic Pharmaceuticals Corp. (a)(b)	5,276	1,767
TG Therapeutics, Inc. (a)(b)	56,494	424,835
Threshold Pharmaceuticals, Inc. (a)	66,603	31,137
Tobira Therapeutics, Inc. (a)	1,768	16,354
Tokai Pharmaceuticals, Inc. (a)	5,465	39,621
TONIX Pharmaceuticals Holding (a)	17,169	41,892
TRACON Pharmaceuticals, Inc. (a)(b)	4,111	27,461
Trevena, Inc. (a)	37,023	271,008
Trovagene, Inc. (a)(b)	33,847	178,374
Ultragenyx Pharmaceutical, Inc. (a)	50,781	3,712,091
United Therapeutics Corp. (a)(b)	66,022	7,861,240
Vanda Pharmaceuticals, Inc. (a)	64,409	669,854
Verastem, Inc. (a)	47,048	70,102
Vericel Corp. (a)	28,746	80,489
Versartis, Inc. (a)(b)	25,643	236,172
Vertex Pharmaceuticals, Inc. (a)	359,816	33,516,860
Vical, Inc. (a)	6,566	27,380
Vitae Pharmaceuticals, Inc. (a)	31,326	314,200
Vital Therapies, Inc. (a)(b)	26,714	217,185
Voyager Therapeutics, Inc. (a)(b)	6,634	92,080
Windtree Therapeutics, Inc. (a)	9,487	24,761
Xbiotech, Inc. (a)(b)	6,256	96,342
Xencor, Inc. (a)(b)	50,340	711,304
XOMA Corp. (a)(b)	99,609	68,242
Zafgen, Inc. (a)(b)	24,672	174,184
ZIOPHARM Oncology, Inc. (a)(b)	186,103	1,449,742
		1,122,859,340
Health Care Equipment & Supplies - 2.4%
Abaxis, Inc.	29,889	1,375,492
Abbott Laboratories	2,142,243	84,897,090
Abiomed, Inc. (a)(b)	55,272	5,489,062
Accuray, Inc. (a)(b)	120,573	657,123
Alere, Inc. (a)	124,153	5,332,371
Align Technology, Inc. (a)	108,516	8,554,316
Alliqua Biomedical, Inc. (a)	4,397	5,496
Alphatec Holdings, Inc. (a)	36,801	7,618
Analogic Corp.	19,536	1,601,952
Angiodynamics, Inc. (a)	38,160	458,302
Anika Therapeutics, Inc. (a)(b)	21,825	1,032,759
Antares Pharma, Inc. (a)	159,300	154,521
Atossa Genetics, Inc. (a)	789	264
Atricure, Inc. (a)(b)	34,596	501,296
Atrion Corp.	2,291	899,744
Avinger, Inc. (a)	5,723	64,498
AxoGen, Inc. (a)	17,932	99,702
Baxter International, Inc.	777,764	33,568,294
Becton, Dickinson & Co.	307,261	51,143,593
BioLase Technology, Inc. (a)(b)	31,172	36,160
Boston Scientific Corp. (a)	1,958,131	44,469,155
C.R. Bard, Inc.	106,260	23,275,190
Cantel Medical Corp.	57,107	3,793,618
Cardica, Inc. (a)	2,377	6,156
Cardiovascular Systems, Inc. (a)	45,660	771,197
Cerus Corp. (a)(b)	159,551	887,104
Cesca Therapeutics, Inc. (a)(b)	793	2,252
Cogentix Medical, Inc. (a)	1,160	826
ConforMis, Inc. (a)(b)	12,821	96,286
CONMED Corp.	37,823	1,506,112
Cryolife, Inc.	28,209	325,814
Cutera, Inc. (a)	15,449	161,906
Cynosure, Inc. Class A (a)(b)	29,827	1,424,836
CytoSorbents Corp. (a)(b)	24,969	107,117
Delcath Systems, Inc. (a)	7,494	2,267
Dentsply Sirona, Inc.	350,331	21,776,575
Derma Sciences, Inc. (a)	27,081	109,678
DexCom, Inc. (a)	120,657	7,781,170
Echo Therapeutics, Inc. (a)	2,009	3,375
Edwards Lifesciences Corp. (a)	312,015	30,733,478
EndoChoice Holdings, Inc. (a)	14,301	62,066
Endologix, Inc. (a)(b)	95,674	1,212,190
Entellus Medical, Inc. (a)(b)	6,359	114,080
EnteroMedics, Inc. (a)(b)	3,563	1,924
ERBA Diagnostics, Inc. (a)	3,094	2,692
Exactech, Inc. (a)	12,870	317,632
Fonar Corp. (a)	7,275	115,818
Genmark Diagnostics, Inc. (a)(b)	59,054	444,677
Glaukos Corp.	10,150	247,153
Globus Medical, Inc. (a)	98,982	2,399,324
Great Basin Scientific, Inc. (a)(b)	2,370	4,598
Greatbatch, Inc. (a)	40,499	1,278,148
Haemonetics Corp. (a)	76,590	2,144,520
Halyard Health, Inc. (a)(b)	70,210	2,182,829
Hansen Medical, Inc. (a)(b)	4,869	19,476
HeartWare International, Inc. (a)	22,502	661,559
Hill-Rom Holdings, Inc.	96,355	4,733,921
Hologic, Inc. (a)	356,417	12,264,309
ICU Medical, Inc. (a)	22,160	2,304,418
IDEXX Laboratories, Inc. (a)(b)	128,301	11,235,319
Inogen, Inc. (a)(b)	23,819	1,137,119
Insulet Corp. (a)	85,520	2,567,310
Integra LifeSciences Holdings Corp. (a)	40,567	3,030,761
Intuitive Surgical, Inc. (a)	54,069	34,318,135
Invacare Corp.	43,063	460,774
InVivo Therapeutics Holdings Corp. (a)(b)	33,290	225,706
Invuity, Inc.	4,307	26,919
IRadimed Corp. (a)(b)	3,077	57,048
K2M Group Holdings, Inc. (a)	37,003	462,538
Kewaunee Scientific Corp.	1,376	22,842
LDR Holding Corp. (a)(b)	31,269	657,587
LeMaitre Vascular, Inc.	20,554	287,139
LivaNova PLC (a)	66,813	3,261,143
Masimo Corp. (a)	62,689	3,118,151
Medtronic PLC	2,051,737	165,123,794
MELA Sciences, Inc. (a)	4,012	2,906
Meridian Bioscience, Inc.	58,579	1,141,119
Merit Medical Systems, Inc. (a)	67,814	1,272,869
Misonix, Inc. (a)	3,683	17,421
Natus Medical, Inc. (a)(b)	50,095	1,619,571
Neogen Corp. (a)	57,303	2,829,049
Nevro Corp. (a)(b)	20,043	1,397,398
NuVasive, Inc. (a)(b)	67,855	3,689,276
Nuvectra Corp. (a)	13,499	121,491
NxStage Medical, Inc. (a)	80,302	1,517,708
OraSure Technologies, Inc. (a)	68,939	529,452
Orthofix International NV (a)	27,349	1,209,646
Penumbra, Inc. (a)	8,396	443,225
PhotoMedex, Inc. (a)	6,551	1,769
Quidel Corp. (a)(b)	41,985	697,371
ResMed, Inc.	205,945	12,163,112
Retractable Technologies, Inc. (a)	5,248	14,537
Rockwell Medical Technologies, Inc. (a)(b)	62,388	598,301
RTI Biologics, Inc. (a)	100,701	379,643
Seaspine Holdings Corp. (a)	11,601	115,778
Second Sight Medical Products, Inc. (a)(b)	17,911	69,853
Second Sight Medical Products, Inc. rights 5/31/16 (a)(b)	17,911	10,478
Sientra, Inc. (a)(b)	16,353	95,174
St. Jude Medical, Inc.	426,213	33,398,051
Staar Surgical Co. (a)(b)	34,338	186,455
Stereotaxis, Inc. (a)	3,270	4,022
Steris PLC	126,048	8,751,513
Stryker Corp. (b)	460,274	51,164,058
SurModics, Inc. (a)	19,525	430,331
Symmetry Surgical, Inc. (a)	7,341	95,139
Synergetics U.S.A., Inc.	19,727	3,748
Tandem Diabetes Care, Inc. (a)	25,765	168,761
TearLab Corp. (a)	17,390	13,390
Teleflex, Inc.	59,850	9,641,835
The Cooper Companies, Inc.	71,312	11,610,307
The Spectranetics Corp. (a)(b)	75,577	1,384,571
TransEnterix, Inc. (a)(b)	90,218	165,099
Unilife Corp. (a)(b)	22,762	80,350
Utah Medical Products, Inc.	13,511	884,160
Varian Medical Systems, Inc. (a)(b)	142,997	11,838,722
Vascular Solutions, Inc. (a)	26,484	1,008,776
Veracyte, Inc. (a)(b)	15,721	86,308
Vermillion, Inc. (a)(b)	5,249	6,089
West Pharmaceutical Services, Inc.	106,395	7,988,137
Wright Medical Group NV (a)	136,707	2,643,913
Zeltiq Aesthetics, Inc. (a)(b)	45,928	1,307,111
Zimmer Biomet Holdings, Inc. (b)	260,009	31,749,699
		794,165,076
Health Care Providers & Services - 2.6%
AAC Holdings, Inc. (a)(b)	12,779	274,876
Acadia Healthcare Co., Inc. (a)(b)	108,927	6,412,532
Aceto Corp.	47,837	1,067,243
Addus HomeCare Corp. (a)	8,816	176,320
Adeptus Health, Inc. Class A (a)(b)	16,885	1,207,278
Aetna, Inc.	508,447	57,571,454
Air Methods Corp. (a)(b)	49,537	1,677,818
Alliance Healthcare Services, Inc. (a)	17,141	124,272
Almost Family, Inc. (a)(b)	9,932	415,257
Amedisys, Inc. (a)	47,206	2,401,369
AmerisourceBergen Corp.	279,397	20,949,187
AMN Healthcare Services, Inc. (a)	76,320	2,849,789
AmSurg Corp. (a)(b)	77,858	5,823,000
Anthem, Inc.	380,369	50,269,567
BioScrip, Inc. (a)(b)	97,179	262,383
BioTelemetry, Inc. (a)	34,161	595,085
Brookdale Senior Living, Inc. (a)	279,658	5,017,065
Caladrius Biosciences, Inc. (a)(b)	95,298	51,451
Capital Senior Living Corp. (a)	37,012	676,949
Cardinal Health, Inc. (b)	477,887	37,729,179
Centene Corp. (a)	247,146	15,409,553
Chemed Corp.	24,465	3,190,481
Cigna Corp.	372,866	47,767,863
Civitas Solutions, Inc. (a)	27,734	603,215
Community Health Systems, Inc. (a)(b)	166,751	2,241,133
Corvel Corp. (a)	17,696	851,885
Cross Country Healthcare, Inc. (a)	40,427	550,616
DaVita HealthCare Partners, Inc. (a)	242,212	18,727,832
Diplomat Pharmacy, Inc. (a)(b)	48,639	1,584,659
Envision Healthcare Holdings, Inc. (a)	268,811	6,669,201
ExamWorks Group, Inc. (a)(b)	57,525	2,008,198
Express Scripts Holding Co. (a)	920,407	69,536,749
Five Star Quality Care, Inc. (a)	46,768	94,004
Genesis HealthCare, Inc. Class A (a)	27,157	51,327
HCA Holdings, Inc. (a)	448,576	34,997,900
HealthEquity, Inc. (a)(b)	55,614	1,435,397
HealthSouth Corp.	148,138	5,972,924
Healthways, Inc. (a)	52,424	629,088
Henry Schein, Inc. (a)	118,476	20,582,835
Hooper Holmes, Inc. (a)	6,267	733
Humana, Inc.	215,847	37,235,766
Kindred Healthcare, Inc.	116,492	1,382,760
Laboratory Corp. of America Holdings (a)	145,063	18,560,811
Landauer, Inc.	14,935	591,874
LHC Group, Inc. (a)	17,602	739,284
LifePoint Hospitals, Inc. (a)	62,560	4,147,102
Magellan Health Services, Inc. (a)	36,747	2,434,489
McKesson Corp.	332,924	60,971,701
MEDNAX, Inc. (a)(b)	135,220	9,255,809
Molina Healthcare, Inc. (a)(b)	61,199	2,963,868
National Healthcare Corp.	18,256	1,130,594
National Research Corp. Class A	3,663	50,183
Owens & Minor, Inc.	89,665	3,343,608
Patterson Companies, Inc. (b)	121,189	5,915,235
PDI, Inc. (a)	1,365	478
PharMerica Corp. (a)	42,657	1,133,396
Premier, Inc. (a)	82,287	2,616,727
Providence Service Corp. (a)	16,922	804,810
Quest Diagnostics, Inc. (b)	212,273	16,381,107
Quorum Health Corp. (a)	41,687	552,353
RadNet, Inc. (a)	43,227	225,213
Select Medical Holdings Corp. (a)(b)	156,540	1,983,362
Sharps Compliance Corp. (a)	12,687	53,793
Surgery Partners, Inc. (a)(b)	43,549	599,017
Surgical Care Affiliates, Inc. (a)	41,301	1,849,046
Team Health Holdings, Inc. (a)(b)	106,739	5,120,270
Teladoc, Inc.	14,068	160,797
Tenet Healthcare Corp. (a)(b)	137,841	3,989,119
The Ensign Group, Inc.	78,310	1,554,454
Triple-S Management Corp. (a)(b)	31,318	719,688
U.S. Physical Therapy, Inc.	15,784	911,842
UnitedHealth Group, Inc.	1,384,669	185,088,705
Universal American Spin Corp.	80,062	659,711
Universal Health Services, Inc. Class B	132,557	17,876,637
VCA, Inc. (a)	113,873	7,393,774
Wellcare Health Plans, Inc. (a)	62,622	6,351,123
		833,206,173
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)(b)	251,489	3,392,587
athenahealth, Inc. (a)(b)	54,487	6,912,766
Castlight Health, Inc. Class B (a)(b)	69,240	291,500
Cerner Corp. (a)(b)	435,953	24,243,346
Computer Programs & Systems, Inc. (b)	21,937	907,095
Connecture, Inc. (a)	7,971	11,159
Evolent Health, Inc. (b)	12,390	189,815
HealthStream, Inc. (a)	34,016	799,036
HMS Holdings Corp. (a)	114,613	1,893,980
iCAD, Inc. (a)	14,864	90,224
Imprivata, Inc. (a)	18,248	247,990
IMS Health Holdings, Inc. (a)	225,493	5,887,622
Inovalon Holdings, Inc. Class A (a)(b)	99,860	1,856,397
Medidata Solutions, Inc. (a)(b)	80,971	3,719,808
Omnicell, Inc. (a)	55,824	1,805,906
Press Ganey Holdings, Inc.	38,440	1,308,113
Quality Systems, Inc.	73,135	929,546
Simulations Plus, Inc.	6,008	45,901
Veeva Systems, Inc. Class A (a)	131,230	4,324,029
Vocera Communications, Inc. (a)	39,674	458,235
		59,315,055
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	35,982	457,331
Agilent Technologies, Inc.	474,163	21,759,340
Albany Molecular Research, Inc. (a)(b)	31,313	454,665
Bio-Rad Laboratories, Inc. Class A (a)	30,427	4,529,059
Bio-Techne Corp.	54,815	6,023,072
Bruker Corp.	154,321	4,074,074
Cambrex Corp. (a)	45,603	2,230,443
Charles River Laboratories International, Inc. (a)	65,824	5,656,256
Enzo Biochem, Inc. (a)	40,983	252,045
Fluidigm Corp. (a)(b)	38,600	379,824
Harvard Bioscience, Inc. (a)	18,919	69,054
Illumina, Inc. (a)	213,158	30,871,673
INC Research Holdings, Inc. Class A (a)	58,315	2,537,286
Luminex Corp. (a)(b)	60,397	1,243,574
Mettler-Toledo International, Inc. (a)	38,205	14,339,101
Nanostring Technologies, Inc. (a)	15,746	213,831
NeoGenomics, Inc. (a)	77,966	699,355
Pacific Biosciences of California, Inc. (a)(b)	101,104	974,643
PAREXEL International Corp. (a)	80,962	5,091,700
PerkinElmer, Inc.	163,359	8,943,905
PRA Health Sciences, Inc. (a)	43,775	2,067,493
pSivida Corp. (a)	25,265	88,428
Quintiles Transnational Holdings, Inc. (a)	141,572	9,611,323
Sequenom, Inc. (a)(b)	174,667	178,160
Thermo Fisher Scientific, Inc.	574,972	87,263,500
VWR Corp. (a)	112,016	3,232,782
Waters Corp. (a)	118,002	16,231,175
		229,473,092
Pharmaceuticals - 4.8%
AcelRx Pharmaceuticals, Inc. (a)(b)	24,453	84,607
Achaogen, Inc. (a)	5,847	19,178
Aclaris Therapeutics, Inc. (b)	7,772	155,285
Acura Pharmaceuticals, Inc. (a)	577	1,448
Adamis Pharmaceuticals Corp. (a)	10,126	87,792
Aerie Pharmaceuticals, Inc. (a)(b)	40,887	730,651
Agile Therapeutics, Inc. (a)	10,141	81,128
Akorn, Inc. (a)(b)	121,627	3,635,431
Alexza Pharmaceuticals, Inc. (a)	13,886	13,122
Alimera Sciences, Inc. (a)(b)	22,049	33,955
Allergan PLC (a)	574,628	135,468,551
Amphastar Pharmaceuticals, Inc. (a)	85,880	1,350,892
Ampio Pharmaceuticals, Inc. (a)(b)	59,082	224,512
ANI Pharmaceuticals, Inc. (a)(b)	10,919	591,264
ANI Pharmaceuticals, Inc. rights	21,445	0
Apricus Biosciences, Inc. (a)(b)	57,256	24,906
Aratana Therapeutics, Inc. (a)(b)	38,612	275,304
Assembly Biosciences, Inc. (a)	16,884	96,408
AstraZeneca PLC rights (a)	7,692	0
Avexis, Inc.	7,876	338,510
Bio Path Holdings, Inc. (a)	166,645	451,608
Biodel, Inc. (a)	8,109	2,773
Biodelivery Sciences International, Inc. (a)(b)	50,079	112,678
Bristol-Myers Squibb Co.	2,432,622	174,418,997
Carbylan Therapeutics, Inc. (a)(b)	7,125	7,838
Catalent, Inc. (a)(b)	142,517	4,007,578
Cempra, Inc. (a)(b)	71,084	1,335,668
Collegium Pharmaceutical, Inc. (b)	17,859	298,602
ContraVir Pharmaceuticals, Inc. (a)(b)	21,838	18,999
Corcept Therapeutics, Inc. (a)(b)	104,137	619,615
Corium International, Inc. (a)	8,034	33,662
Cumberland Pharmaceuticals, Inc. (a)	7,158	32,211
CymaBay Therapeutics, Inc. (a)(b)	11,918	29,080
DepoMed, Inc. (a)(b)	89,243	1,823,234
Dermira, Inc. (a)	23,674	751,413
Dipexium Pharmaceuticals, Inc. (a)	2,325	25,691
Durect Corp. (a)	121,504	142,160
Egalet Corp. (a)(b)	12,340	70,585
Eli Lilly & Co.	1,418,134	106,402,594
Endo International PLC (a)	295,567	4,672,914
Endocyte, Inc. (a)(b)	47,373	185,702
Flex Pharma, Inc. (a)(b)	10,224	127,902
Heska Corp. (a)	7,306	264,989
Horizon Pharma PLC (a)(b)	208,798	3,597,590
Impax Laboratories, Inc. (a)	96,013	3,278,844
Innoviva, Inc. (b)	113,621	1,281,645
Intersect ENT, Inc. (a)	23,374	306,901
Intra-Cellular Therapies, Inc. (a)	42,618	1,649,317
Jazz Pharmaceuticals PLC (a)	90,412	13,702,843
Johnson & Johnson	4,019,717	452,981,909
Juniper Pharmaceuticals, Inc. (a)	11,831	81,752
KemPharm, Inc. (a)	5,081	36,024
Lannett Co., Inc. (a)(b)	37,876	923,796
Lipocine, Inc. (a)(b)	20,645	180,437
Mallinckrodt PLC (a)	165,519	10,487,284
Marinus Pharmaceuticals, Inc. (a)	9,220	51,632
Merck & Co., Inc.	4,046,933	227,680,451
Mylan N.V. (b)	600,826	26,039,799
MyoKardia, Inc. (a)	7,583	93,726
Nektar Therapeutics (a)(b)	205,242	3,168,936
Neos Therapeutics, Inc. (a)(b)	6,862	71,914
Ocera Therapeutics, Inc. (a)(b)	10,720	27,229
Ocular Therapeutix, Inc. (a)(b)	12,307	147,684
Omeros Corp. (a)(b)	47,654	557,552
Orexigen Therapeutics, Inc. (a)(b)	166,751	66,700
Pacira Pharmaceuticals, Inc. (a)(b)	51,802	2,409,311
Pain Therapeutics, Inc. (a)	34,536	80,469
Paratek Pharmaceuticals, Inc. (a)	7,190	116,262
Pernix Therapeutics Holdings, Inc. (a)(b)	41,085	18,077
Perrigo Co. PLC (b)	213,066	20,420,245
Pfizer, Inc.	8,818,158	305,990,083
Phibro Animal Health Corp. Class A	37,189	706,219
Prestige Brands Holdings, Inc. (a)	76,873	4,154,217
Relypsa, Inc. (a)(b)	39,549	755,386
Repros Therapeutics, Inc. (a)(b)	24,715	45,723
Revance Therapeutics, Inc. (a)(b)	27,269	559,015
Sagent Pharmaceuticals, Inc. (a)	32,265	417,509
SciClone Pharmaceuticals, Inc. (a)(b)	64,805	916,991
SCYNEXIS, Inc. (a)	16,272	64,274
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	39,776	467,766
Supernus Pharmaceuticals, Inc. (a)	53,194	1,037,815
Teligent, Inc. (a)(b)	56,579	338,908
Tetraphase Pharmaceuticals, Inc. (a)	45,007	200,281
The Medicines Company (a)(b)	97,675	3,673,557
TherapeuticsMD, Inc. (a)(b)	221,904	1,983,822
Theravance Biopharma, Inc. (a)(b)	49,879	1,147,217
Titan Pharmaceuticals, Inc. (a)(b)	11,285	79,334
VIVUS, Inc. (a)(b)	157,068	199,476
XenoPort, Inc. (a)	89,350	633,492
Zoetis, Inc. Class A	670,386	31,789,704
Zogenix, Inc. (a)	27,884	281,071
		1,563,949,626

TOTAL HEALTH CARE		4,602,968,362

INDUSTRIALS - 10.5%
Aerospace & Defense - 2.4%
AAR Corp.	51,954	1,268,197
Aerojet Rocketdyne Holdings, Inc. (a)(b)	117,365	2,023,373
AeroVironment, Inc. (a)(b)	28,081	809,014
American Science & Engineering, Inc.	13,204	415,134
Arotech Corp. (a)	32,173	88,476
Astronics Corp. (a)	34,623	1,332,986
Astrotech Corp. (a)(b)	8,707	14,802
BE Aerospace, Inc.	148,977	7,097,264
BWX Technologies, Inc.	154,841	5,445,758
CPI Aerostructures, Inc. (a)(b)	3,805	23,591
Cubic Corp.	40,394	1,648,075
Curtiss-Wright Corp.	69,241	5,762,236
DigitalGlobe, Inc. (a)	93,900	1,965,327
Ducommun, Inc. (a)	15,643	264,367
Engility Holdings, Inc. (a)	28,046	659,922
Erickson Air-Crane, Inc. (a)	6,239	4,710
Esterline Technologies Corp. (a)	42,180	2,843,354
General Dynamics Corp.	424,706	60,253,040
HEICO Corp.	38,297	2,548,665
HEICO Corp. Class A	50,828	2,804,181
Hexcel Corp.	131,954	5,762,431
Honeywell International, Inc.	1,119,232	127,402,179
Huntington Ingalls Industries, Inc.	67,521	10,358,397
Innovative Solutions & Support, Inc. (a)	21,878	62,571
KEYW Holding Corp. (a)(b)	59,019	526,449
KLX, Inc. (a)	87,459	2,876,527
Kratos Defense & Security Solutions, Inc. (a)(b)	44,930	187,807
L-3 Communications Holdings, Inc.	113,356	15,553,577
LMI Aerospace, Inc. (a)	6,877	57,904
Lockheed Martin Corp.	382,340	90,320,178
Mercury Systems, Inc. (a)	62,464	1,327,360
Micronet Enertec Technologies, Inc. (a)	3,018	5,795
Moog, Inc. Class A (a)	52,323	2,821,779
National Presto Industries, Inc. (b)	7,356	657,626
Northrop Grumman Corp.	262,599	55,846,929
Orbital ATK, Inc.	86,159	7,498,418
Raytheon Co.	434,310	56,316,978
Rockwell Collins, Inc. (b)	189,346	16,738,186
SIFCO Industries, Inc. (a)	891	8,465
Sparton Corp. (a)	13,384	259,783
Spirit AeroSystems Holdings, Inc. Class A (a)	183,110	8,565,886
Taser International, Inc. (a)(b)	77,070	1,724,056
Teledyne Technologies, Inc. (a)	51,475	5,051,242
Textron, Inc.	393,076	14,960,473
The Boeing Co.	905,939	114,284,205
TransDigm Group, Inc. (a)(b)	77,714	20,480,748
Triumph Group, Inc.	72,958	2,752,705
United Technologies Corp.	1,132,520	113,908,862
Vectrus, Inc. (a)	13,322	338,512
		773,928,500
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	108,399	1,371,247
Atlas Air Worldwide Holdings, Inc. (a)	36,312	1,591,918
C.H. Robinson Worldwide, Inc.	207,565	15,563,224
Echo Global Logistics, Inc. (a)(b)	37,411	847,733
Expeditors International of Washington, Inc.	275,514	13,376,205
FedEx Corp.	373,554	61,625,203
Forward Air Corp.	48,035	2,185,112
Hub Group, Inc. Class A (a)(b)	55,422	2,217,988
Park-Ohio Holdings Corp.	11,143	340,419
Radiant Logistics, Inc. (a)	31,086	101,962
United Parcel Service, Inc. Class B	1,002,553	103,353,189
XPO Logistics, Inc. (a)(b)	128,323	3,754,731
		206,328,931
Airlines - 0.5%
Alaska Air Group, Inc.	180,119	11,959,902
Allegiant Travel Co.	19,910	2,767,888
American Airlines Group, Inc.	877,874	28,012,959
Delta Air Lines, Inc.	1,133,046	49,242,179
Hawaiian Holdings, Inc. (a)	71,807	2,905,311
JetBlue Airways Corp. (a)	468,913	8,407,610
SkyWest, Inc.	74,465	1,757,374
Southwest Airlines Co.	928,858	39,457,888
Spirit Airlines, Inc. (a)	103,078	4,480,801
United Continental Holdings, Inc. (a)	488,889	22,044,005
Virgin America, Inc. (a)	27,076	1,515,714
		172,551,631
Building Products - 0.3%
A.O. Smith Corp.	110,435	9,088,801
AAON, Inc.	75,766	2,079,019
Advanced Drain Systems, Inc. Del (b)	45,801	1,113,422
Allegion PLC	141,141	9,546,777
American Woodmark Corp. (a)	18,194	1,469,347
Apogee Enterprises, Inc.	39,034	1,765,117
Armstrong World Industries, Inc. (a)	63,788	2,637,634
Builders FirstSource, Inc. (a)	104,852	1,233,060
Continental Building Products, Inc. (a)	69,835	1,599,920
CSW Industrials, Inc. (a)	25,190	842,354
Fortune Brands Home & Security, Inc.	225,617	13,236,949
GCP Applied Technologies, Inc. (a)	109,462	2,597,533
Gibraltar Industries, Inc. (a)	56,316	1,682,722
Griffon Corp.	59,127	996,290
Insteel Industries, Inc.	29,073	805,904
Lennox International, Inc.	54,461	7,480,218
Masco Corp.	467,888	15,271,864
Masonite International Corp. (a)	44,182	3,085,229
NCI Building Systems, Inc. (a)	51,279	825,592
Nortek, Inc. (a)	17,394	857,002
Owens Corning	164,431	8,397,491
Patrick Industries, Inc. (a)	27,897	1,490,537
PGT, Inc. (a)	69,278	742,660
Ply Gem Holdings, Inc. (a)(b)	26,171	393,612
Quanex Building Products Corp.	44,676	889,946
Simpson Manufacturing Co. Ltd.	63,559	2,515,030
Trex Co., Inc. (a)(b)	46,832	2,115,401
Universal Forest Products, Inc.	31,925	2,679,785
USG Corp. (a)	126,529	3,651,627
		101,090,843
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	90,291	3,085,243
ACCO Brands Corp. (a)(b)	148,977	1,480,831
Aqua Metals, Inc. (a)(b)	5,239	60,249
ARC Document Solutions, Inc. (a)	46,203	195,901
Brady Corp. Class A	70,013	2,225,713
Casella Waste Systems, Inc. Class A (a)	64,851	465,630
CECO Environmental Corp.	40,679	331,534
Cenveo, Inc. (a)	104,135	99,730
Cintas Corp.	123,729	11,729,509
Clean Harbors, Inc. (a)(b)	83,549	4,301,938
Copart, Inc. (a)	164,264	8,132,711
Covanta Holding Corp.	187,190	3,120,457
Deluxe Corp.	77,034	5,017,224
Ennis, Inc.	34,279	625,935
Essendant, Inc.	50,673	1,560,222
Fuel Tech, Inc. (a)	51,934	78,420
G&K Services, Inc. Class A	30,395	2,278,409
Healthcare Services Group, Inc.	110,256	4,299,984
Heritage-Crystal Clean, Inc. (a)	18,564	220,912
Herman Miller, Inc.	87,151	2,759,201
HNI Corp.	64,768	2,983,862
Hudson Technologies, Inc. (a)	16,311	56,436
Industrial Services of America, Inc. (a)(b)	1,620	3,289
InnerWorkings, Inc. (a)(b)	48,216	415,622
Interface, Inc.	108,800	1,845,248
Intersections, Inc. (a)(b)	12,865	31,005
KAR Auction Services, Inc.	202,333	8,303,746
Kimball International, Inc. Class B	40,502	473,873
Knoll, Inc.	66,282	1,645,119
Matthews International Corp. Class A	51,789	2,841,662
McGrath RentCorp.	31,203	890,222
Mobile Mini, Inc.	62,262	2,144,926
Msa Safety, Inc.	49,032	2,469,742
Multi-Color Corp.	17,843	1,112,511
NL Industries, Inc. (a)	6,707	20,590
Odyssey Marine Exploration, Inc. (a)(b)	5,346	14,274
Performant Financial Corp. (a)	31,038	54,937
Perma-Fix Environmental Services, Inc. (a)	6,937	32,604
Pitney Bowes, Inc.	304,285	5,668,830
Quad/Graphics, Inc.	35,149	675,212
Quest Resource Holding Corp. (a)	23,818	9,873
R.R. Donnelley & Sons Co.	292,033	4,757,218
Republic Services, Inc.	340,342	16,431,712
Rollins, Inc.	144,246	4,099,471
SP Plus Corp. (a)(b)	26,102	582,597
Steelcase, Inc. Class A	122,865	1,960,925
Stericycle, Inc. (a)(b)	121,463	11,902,159
Team, Inc. (a)(b)	43,316	1,313,341
Tetra Tech, Inc.	81,994	2,509,016
The Brink's Co.	75,766	2,208,579
TRC Companies, Inc. (a)	33,064	210,287
Tyco International Ltd.	617,067	26,299,396
U.S. Ecology, Inc.	29,546	1,338,729
UniFirst Corp.	21,730	2,513,509
Viad Corp.	28,239	898,283
Virco Manufacturing Co. (a)	2,682	9,467
VSE Corp.	5,397	362,732
Waste Management, Inc.	600,982	36,629,853
West Corp.	75,610	1,595,371
		199,385,981
Construction & Engineering - 0.2%
AECOM (a)	219,457	7,046,764
Aegion Corp. (a)	54,146	1,082,379
Ameresco, Inc. Class A (a)(b)	38,199	178,771
Argan, Inc.	18,225	632,408
Chicago Bridge & Iron Co. NV	139,767	5,344,690
Comfort Systems U.S.A., Inc.	53,460	1,710,720
Dycom Industries, Inc. (a)(b)	45,168	3,834,312
EMCOR Group, Inc.	92,010	4,375,076
Fluor Corp.	201,037	10,610,733
Goldfield Corp.	41,171	116,102
Granite Construction, Inc.	70,943	3,045,583
Great Lakes Dredge & Dock Corp. (a)	77,922	355,324
HC2 Holdings, Inc. (b)	34,987	157,092
Ies Holdings, Inc. (a)	16,326	230,850
Jacobs Engineering Group, Inc. (a)(b)	169,757	8,604,982
KBR, Inc.	198,749	2,891,798
Layne Christensen Co. (a)(b)	24,456	211,544
MasTec, Inc. (a)(b)	84,984	1,954,632
MYR Group, Inc. (a)	33,116	801,076
Northwest Pipe Co. (a)	12,188	113,348
NV5 Holdings, Inc. (a)	4,637	126,358
Orion Marine Group, Inc. (a)	33,745	157,589
Primoris Services Corp.	58,483	1,258,554
Quanta Services, Inc. (a)	227,929	5,477,134
Sterling Construction Co., Inc. (a)	31,847	160,827
Tutor Perini Corp. (a)	59,902	1,354,983
Valmont Industries, Inc.	34,086	4,714,776
		66,548,405
Electrical Equipment - 0.6%
Active Power, Inc. (a)	10,523	5,525
Acuity Brands, Inc. (b)	62,952	16,307,086
Allied Motion Technologies, Inc.	7,712	175,679
American Superconductor Corp. (a)(b)	12,677	123,854
AMETEK, Inc.	338,711	16,197,160
AZZ, Inc.	39,890	2,354,308
Babcock & Wilcox Enterprises, Inc. (a)	92,914	2,020,880
Broadwind Energy, Inc. (a)	15,938	62,477
Capstone Turbine Corp. (a)(b)	40,707	63,503
Eaton Corp. PLC	669,407	41,255,553
Emerson Electric Co.	936,342	48,708,511
Encore Wire Corp.	29,513	1,150,712
Energous Corp. (a)(b)	14,279	151,357
Energy Focus, Inc. (a)(b)	8,003	50,259
EnerSys	67,312	4,046,797
Enphase Energy, Inc. (a)(b)	30,890	64,560
Espey Manufacturing & Electronics Corp.	2,015	51,383
FuelCell Energy, Inc. (a)(b)	29,786	227,863
Generac Holdings, Inc. (a)	99,534	3,773,334
General Cable Corp.	78,815	1,076,613
Hubbell, Inc. Class B	78,881	8,382,684
LSI Industries, Inc.	30,437	339,373
Ocean Power Technologies, Inc. (a)	1,104	1,612
Orion Energy Systems, Inc. (a)	20,733	27,160
Plug Power, Inc. (a)(b)	250,992	481,905
Powell Industries, Inc.	13,455	478,998
Power Solutions International, Inc. (a)(b)	4,960	80,451
Preformed Line Products Co.	1,961	85,656
Real Goods Solar, Inc. (a)	2,045	614
Regal Beloit Corp.	65,485	3,741,158
Revolution Lighting Technologies, Inc. (a)(b)	3,869	24,994
Rockwell Automation, Inc.	191,832	22,262,104
Sensata Technologies Holding BV (a)	248,976	9,207,132
SL Industries, Inc. (a)	5,990	239,360
SolarCity Corp. (a)(b)	88,091	1,972,357
Sunrun, Inc. (a)(b)	31,502	199,723
Thermon Group Holdings, Inc. (a)(b)	52,027	1,045,743
Ultralife Corp. (a)	13,410	55,249
Vicor Corp. (a)	18,023	183,114
		186,676,801
Industrial Conglomerates - 2.1%
3M Co.	881,247	148,331,495
Carlisle Companies, Inc.	89,692	9,311,823
Danaher Corp.	867,569	85,334,087
General Electric Co.	13,572,120	410,285,188
ITT, Inc.	140,185	4,977,969
Raven Industries, Inc.	54,733	1,103,417
Roper Technologies, Inc.	147,316	25,202,821
		684,546,800
Machinery - 1.6%
Accuride Corp. (a)	79,004	124,826
Actuant Corp. Class A (b)	91,777	2,504,594
AGCO Corp. (b)	111,076	5,768,177
Alamo Group, Inc.	17,898	1,103,233
Albany International Corp. Class A	47,080	1,851,656
Allison Transmission Holdings, Inc.	252,235	7,085,281
Altra Industrial Motion Corp.	32,780	886,371
American Railcar Industries, Inc. (b)	11,797	468,105
ARC Group Worldwide, Inc. (a)	1,450	3,234
Astec Industries, Inc.	28,918	1,542,486
Barnes Group, Inc.	79,881	2,667,227
Briggs & Stratton Corp.	65,668	1,465,710
Caterpillar, Inc. (b)	843,787	61,182,995
Chart Industries, Inc. (a)	41,574	1,079,261
CIRCOR International, Inc.	26,680	1,495,147
CLARCOR, Inc.	71,056	4,213,621
Colfax Corp. (a)(b)	150,605	4,079,889
Columbus McKinnon Corp. (NY Shares)	26,972	404,041
Commercial Vehicle Group, Inc. (a)	77,079	285,192
Crane Co.	79,696	4,574,550
Cummins, Inc.	235,172	26,920,139
Deere & Co. (b)	441,985	36,370,946
Donaldson Co., Inc.	189,419	6,347,431
Douglas Dynamics, Inc.	29,195	634,115
Dover Corp.	221,996	14,818,233
Dynamic Materials Corp.	17,783	186,899
Eastern Co.	2,354	38,653
Energy Recovery, Inc. (a)(b)	81,715	878,436
EnPro Industries, Inc.	33,499	1,694,044
ESCO Technologies, Inc.	41,567	1,673,903
ExOne Co. (a)(b)	13,829	145,481
Federal Signal Corp.	91,334	1,188,255
Flowserve Corp.	184,304	8,870,552
Franklin Electric Co., Inc.	55,804	1,862,738
FreightCar America, Inc.	19,411	279,713
Gencor Industries, Inc. (a)	1,849	27,476
Global Brass & Copper Holdings, Inc.	28,348	773,617
Gorman-Rupp Co.	28,251	874,368
Graco, Inc.	80,230	6,440,062
Graham Corp.	12,124	218,959
Greenbrier Companies, Inc. (b)	36,200	1,038,940
Hardinge, Inc.	14,874	155,285
Harsco Corp.	106,500	700,770
Hillenbrand, Inc.	98,419	3,072,641
Hurco Companies, Inc.	6,325	203,855
Hyster-Yale Materials Handling Class A	12,438	762,574
IDEX Corp.	119,973	9,998,550
Illinois Tool Works, Inc.	473,246	50,178,273
Ingersoll-Rand PLC	371,678	24,831,807
Jason Industries, Inc. (a)	13,118	51,554
John Bean Technologies Corp.	40,743	2,472,285
Joy Global, Inc. (b)	141,406	2,408,144
Kadant, Inc.	18,429	917,027
Kennametal, Inc.	111,452	2,728,345
L.B. Foster Co. Class A	13,680	157,730
Lincoln Electric Holdings, Inc.	100,440	6,044,479
Lindsay Corp. (b)	16,477	1,175,469
Lydall, Inc. (a)	21,741	823,114
Manitex International, Inc. (a)(b)	11,053	77,371
Manitowoc Co., Inc. (b)	189,624	1,080,857
Meritor, Inc. (a)	154,933	1,369,608
Middleby Corp. (a)(b)	81,318	10,099,696
Milacron Holdings Corp. (a)	38,207	626,595
Miller Industries, Inc.	16,197	345,968
Mueller Industries, Inc.	88,171	2,741,236
Mueller Water Products, Inc. Class A	199,590	2,197,486
Navistar International Corp. (a)(b)	92,998	1,046,228
NN, Inc.	32,953	548,997
Nordson Corp.	76,435	6,648,316
Omega Flex, Inc.	2,487	86,299
Oshkosh Corp.	109,859	5,043,627
PACCAR, Inc.	511,153	28,496,780
Parker Hannifin Corp.	191,636	22,007,478
Pentair PLC (b)	261,524	15,754,206
Proto Labs, Inc. (a)(b)	35,282	2,321,556
RBC Bearings, Inc. (a)	37,926	2,840,657
Rexnord Corp. (a)(b)	146,634	3,041,189
Snap-On, Inc.	84,148	13,616,829
SPX Corp.	53,528	886,959
SPX Flow, Inc. (a)	61,914	1,855,563
Standex International Corp.	19,288	1,671,691
Stanley Black & Decker, Inc.	219,834	24,880,812
Sun Hydraulics Corp.	34,894	1,021,347
Supreme Industries, Inc. Class A	9,991	131,881
Tennant Co.	26,322	1,413,491
Terex Corp.	155,690	3,297,514
The L.S. Starrett Co. Class A	4,836	58,757
Timken Co.	94,778	3,151,369
Titan International, Inc. (b)	65,675	416,380
Toro Co.	79,030	7,058,169
TriMas Corp. (a)	65,821	1,124,881
Trinity Industries, Inc.	217,368	3,925,666
Twin Disc, Inc.	8,286	79,546
Wabash National Corp. (a)	85,329	1,209,965
WABCO Holdings, Inc. (a)	75,595	8,156,701
Wabtec Corp. (b)	140,811	10,895,955
Watts Water Technologies, Inc. Class A	38,674	2,225,689
Woodward, Inc.	78,842	4,489,263
Xerium Technologies, Inc. (a)	10,544	66,638
Xylem, Inc.	255,408	11,406,521
		530,166,195
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)	8,669	4,974
Kirby Corp. (a)(b)	77,958	5,463,297
Matson, Inc.	62,860	2,095,124
		7,563,395
Professional Services - 0.4%
Acacia Research Corp.	61,592	317,815
Advisory Board Co. (a)	65,302	2,143,865
Barrett Business Services, Inc.	8,858	330,935
CBIZ, Inc. (a)	68,823	726,771
CDI Corp.	12,621	80,143
CEB, Inc.	51,077	3,256,670
CRA International, Inc. (a)	15,589	367,277
Dun & Bradstreet Corp.	59,374	7,534,561
Equifax, Inc.	169,748	21,342,416
Exponent, Inc.	37,782	2,036,828
Franklin Covey Co. (a)	14,201	217,275
FTI Consulting, Inc. (a)(b)	87,714	3,670,831
GP Strategies Corp. (a)	22,618	542,832
Heidrick & Struggles International, Inc.	22,259	410,901
Hill International, Inc. (a)	43,555	187,287
Hudson Global, Inc.	13,947	30,683
Huron Consulting Group, Inc. (a)	33,622	1,968,232
ICF International, Inc. (a)(b)	27,674	1,128,546
IHS, Inc. Class A (a)	99,399	12,219,119
Insperity, Inc.	30,164	2,170,903
Kelly Services, Inc. Class A (non-vtg.)	46,008	911,879
Kforce, Inc.	36,597	684,364
Korn/Ferry International	83,973	2,422,621
Manpower, Inc.	102,325	8,160,419
Marathon Patent Group, Inc. (a)(b)	8,838	23,686
Mastech Holdings, Inc. (a)	373	2,462
MISTRAS Group, Inc. (a)	23,436	581,447
Navigant Consulting, Inc. (a)	64,946	1,034,590
Nielsen Holdings PLC	521,704	27,853,777
On Assignment, Inc. (a)	61,775	2,327,064
Pendrell Corp. (a)	150,288	87,167
RCM Technologies, Inc.	9,908	53,206
Resources Connection, Inc.	51,824	807,418
Robert Half International, Inc.	189,857	7,896,153
RPX Corp. (a)	73,794	741,630
TransUnion Holding Co., Inc.	71,652	2,371,681
TriNet Group, Inc. (a)	66,298	1,335,905
TrueBlue, Inc. (a)	59,701	1,182,677
Verisk Analytics, Inc. (a)	224,387	17,814,084
Volt Information Sciences, Inc. (a)	6,248	39,050
WageWorks, Inc. (a)	49,165	2,755,698
Willdan Group, Inc. (a)	10,974	109,301
		139,880,169
Road & Rail - 0.8%
AMERCO	8,790	3,310,841
ArcBest Corp.	32,932	567,418
Avis Budget Group, Inc. (a)(b)	139,457	4,183,710
Celadon Group, Inc.	62,978	622,223
Covenant Transport Group, Inc. Class A (a)	19,818	422,916
CSX Corp.	1,398,394	36,959,553
Genesee & Wyoming, Inc. Class A (a)	83,224	4,999,266
Heartland Express, Inc. (b)	91,092	1,683,380
Hertz Global Holdings, Inc. (a)	565,285	5,477,612
J.B. Hunt Transport Services, Inc.	126,958	10,501,966
Kansas City Southern	157,412	14,655,057
Knight Transportation, Inc.	89,867	2,347,326
Landstar System, Inc.	65,465	4,441,800
Marten Transport Ltd.	38,656	766,162
Norfolk Southern Corp.	434,098	36,490,278
Old Dominion Freight Lines, Inc. (a)(b)	95,782	6,163,572
P.A.M. Transportation Services, Inc. (a)	3,193	65,744
Patriot Transportation Holding, Inc. (a)	1,280	26,496
Providence & Worcester Railroad Co.	4,631	74,513
Roadrunner Transportation Systems, Inc. (a)	43,638	351,286
Ryder System, Inc.	71,490	4,977,134
Saia, Inc. (a)(b)	39,382	1,026,689
Swift Transporation Co. (a)(b)	129,239	2,013,544
U.S.A. Truck, Inc. (a)	7,889	157,464
Union Pacific Corp.	1,232,975	103,804,165
Universal Logistics Holdings I	12,296	177,554
Werner Enterprises, Inc. (b)	64,571	1,607,172
YRC Worldwide, Inc. (a)	47,961	441,721
		248,316,562
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	688	6,412
Air Lease Corp. Class A	131,984	3,966,119
Aircastle Ltd.	96,241	2,034,535
Applied Industrial Technologies, Inc.	64,348	2,908,530
Beacon Roofing Supply, Inc. (a)	86,310	3,724,277
BlueLinx Corp. (a)	23,385	16,370
BMC Stock Holdings, Inc. (a)	67,646	1,327,215
CAI International, Inc. (a)(b)	23,529	180,703
DXP Enterprises, Inc. (a)(b)	17,105	237,417
Fastenal Co. (b)	414,687	19,088,043
GATX Corp. (b)	60,042	2,754,127
H&E Equipment Services, Inc.	38,949	748,600
HD Supply Holdings, Inc. (a)	283,395	10,003,844
Houston Wire & Cable Co.	15,647	84,494
Kaman Corp.	42,373	1,809,751
Lawson Products, Inc. (a)	6,300	121,527
MRC Global, Inc. (a)	146,508	2,078,949
MSC Industrial Direct Co., Inc. Class A	71,963	5,393,627
Neff Corp. (a)	8,761	81,214
Now, Inc. (a)	156,950	2,721,513
Rush Enterprises, Inc. Class A (a)(b)	52,497	1,155,984
TAL International Group, Inc.	41,028	589,162
Textainer Group Holdings Ltd. (b)	42,054	560,159
Titan Machinery, Inc. (a)(b)	24,582	262,290
United Rentals, Inc. (a)(b)	132,239	9,213,091
Univar, Inc.	55,077	1,027,737
Veritiv Corp. (a)	12,438	483,589
W.W. Grainger, Inc. (b)	83,037	18,961,499
Watsco, Inc.	37,902	5,087,585
WESCO International, Inc. (a)(b)	60,754	3,543,781
Willis Lease Finance Corp. (a)	2,668	65,259
		100,237,403
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	106,542	7,629,473
Wesco Aircraft Holdings, Inc. (a)	77,452	1,091,299
		8,720,772

TOTAL INDUSTRIALS		3,425,942,388

INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 1.1%
ADTRAN, Inc.	74,924	1,457,272
Aerohive Networks, Inc. (a)	21,643	135,702
Alliance Fiber Optic Products, Inc. (a)	19,146	354,584
Applied Optoelectronics, Inc. (a)(b)	20,243	213,564
Arista Networks, Inc. (a)(b)	53,896	3,950,038
Arris International PLC (a)	268,639	6,474,200
Aviat Networks, Inc. (a)	66,605	38,298
Bel Fuse, Inc. Class B (non-vtg.)	12,097	218,714
Black Box Corp.	16,753	210,250
Blonder Tongue Laboratories, Inc. (a)	3,352	1,237
Brocade Communications Systems, Inc.	705,467	6,391,531
CalAmp Corp. (a)(b)	50,212	754,686
Calix Networks, Inc. (a)	55,272	373,639
Ciena Corp. (a)(b)	177,144	3,092,934
Cisco Systems, Inc.	7,322,939	212,731,378
Clearfield, Inc. (a)(b)	16,017	290,068
CommScope Holding Co., Inc. (a)	217,474	6,774,315
Communications Systems, Inc.	4,311	29,229
Comtech Telecommunications Corp.	22,438	516,972
Digi International, Inc. (a)	30,140	332,746
EchoStar Holding Corp. Class A (a)	71,842	2,876,554
EMCORE Corp. (a)	29,659	167,870
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	159,711	589,334
F5 Networks, Inc. (a)	96,946	10,683,449
Finisar Corp. (a)(b)	150,552	2,532,285
Harmonic, Inc. (a)(b)	107,478	307,387
Harris Corp.	181,080	14,263,672
Infinera Corp. (a)(b)	199,827	2,619,732
InterDigital, Inc.	54,293	3,165,282
Ixia (a)	83,745	850,849
Juniper Networks, Inc.	509,792	11,934,231
KVH Industries, Inc. (a)	23,641	200,239
Lantronix, Inc. (a)	71	72
Lumentum Holdings, Inc. (a)	68,311	1,731,001
Motorola Solutions, Inc.	227,242	15,741,053
MRV Communications, Inc. (a)	6,176	66,824
NETGEAR, Inc. (a)	51,710	2,326,950
NetScout Systems, Inc. (a)	150,999	3,663,236
Novatel Wireless, Inc. (a)(b)	35,452	50,342
NumereX Corp. Class A (a)	13,747	103,103
Oclaro, Inc. (a)(b)	126,427	633,399
Optical Cable Corp.	564	1,393
Palo Alto Networks, Inc. (a)(b)	106,469	13,889,946
Parkervision, Inc. (a)(b)	10,028	33,293
PC-Tel, Inc.	11,999	54,115
Plantronics, Inc.	53,885	2,398,960
Polycom, Inc. (a)	189,613	2,275,356
Relm Wireless Corp.	9,436	51,426
Resonant, Inc. (a)(b)	2,385	9,397
ShoreTel, Inc. (a)	78,396	517,414
Sonus Networks, Inc. (a)	71,344	653,511
Tessco Technologies, Inc.	7,287	95,022
Ubiquiti Networks, Inc. (a)(b)	35,891	1,430,615
ViaSat, Inc. (a)(b)	63,836	4,406,599
Viavi Solutions, Inc. (a)	350,483	2,393,799
Westell Technologies, Inc. Class A (a)	75,979	60,859
Zhone Technologies, Inc. (a)	5,862	6,976
		347,126,902
Electronic Equipment & Components - 0.8%
Agilysys, Inc. (a)	38,149	447,488
Amphenol Corp. Class A	446,322	26,208,028
Anixter International, Inc. (a)	43,666	2,628,693
Applied DNA Sciences, Inc. (a)(b)	18,968	55,576
Arrow Electronics, Inc. (a)	131,368	8,489,000
Avnet, Inc.	178,140	7,309,084
AVX Corp.	108,189	1,494,090
Badger Meter, Inc.	40,716	3,053,700
Belden, Inc.	61,185	3,956,834
Benchmark Electronics, Inc. (a)	73,834	1,530,579
CDW Corp.	215,020	9,151,251
ClearSign Combustion Corp. (a)(b)	7,019	28,357
Cognex Corp.	122,326	5,268,581
Coherent, Inc. (a)	34,968	3,308,672
Control4 Corp. (a)(b)	17,994	141,253
Corning, Inc.	1,614,923	33,735,741
CTS Corp.	43,658	780,605
CUI Global, Inc. (a)(b)	26,608	153,528
Daktronics, Inc.	49,334	393,192
Dolby Laboratories, Inc. Class A	72,917	3,459,912
DTS, Inc. (a)	22,593	584,029
Echelon Corp. (a)	3,219	15,837
Electro Rent Corp.	21,352	279,711
Electro Scientific Industries, Inc. (a)	27,319	190,413
eMagin Corp. (a)	5,084	9,304
ePlus, Inc. (a)	7,158	626,540
Fabrinet (a)(b)	43,967	1,560,829
FARO Technologies, Inc. (a)(b)	24,409	863,835
FEI Co.	59,507	6,394,027
Fitbit, Inc. (b)	87,053	1,234,412
FLIR Systems, Inc.	218,683	6,811,975
Frequency Electronics, Inc. (a)	2,550	25,220
Giga-Tronics, Inc. (a)(b)	2,579	3,043
GSI Group, Inc. (a)	36,594	560,254
I. D. Systems Inc. (a)	6,071	30,294
Identiv, Inc. (a)(b)	10,618	21,661
IEC Electronics Corp. (a)	86	390
II-VI, Inc. (a)	86,985	1,772,754
Ingram Micro, Inc. Class A	218,356	7,561,668
Insight Enterprises, Inc. (a)	53,674	1,456,712
Intellicheck Mobilisa, Inc. (a)	545	1,106
InvenSense, Inc. (a)(b)	115,158	711,676
IPG Photonics Corp. (a)(b)	53,387	4,611,569
Iteris, Inc. (a)	1,032	2,477
Itron, Inc. (a)(b)	55,882	2,461,602
Jabil Circuit, Inc.	263,889	5,035,002
KEMET Corp. (a)	51,674	139,003
KEY Tronic Corp. (a)	6,483	57,764
Keysight Technologies, Inc. (a)	249,236	7,634,099
Kimball Electronics, Inc. (a)	30,376	342,338
Knowles Corp. (a)(b)	121,584	1,777,558
LightPath Technologies, Inc. Class A (a)	376	714
Littelfuse, Inc.	32,405	3,711,345
LRAD Corp.	56,581	93,359
Luna Innovations, Inc. (a)	1,444	1,574
Maxwell Technologies, Inc. (a)	38,769	206,639
Mesa Laboratories, Inc. (b)	3,668	361,775
Methode Electronics, Inc. Class A	56,055	1,654,183
MicroVision, Inc. (a)(b)	54,813	104,145
MOCON, Inc.	2,209	30,727
MTS Systems Corp.	19,840	948,352
Multi-Fineline Electronix, Inc. (a)	15,442	341,577
National Instruments Corp.	155,437	4,440,835
Neonode, Inc. (a)(b)	33,197	65,398
NetList, Inc. (a)(b)	104,599	119,243
OSI Systems, Inc. (a)	28,365	1,511,287
Park Electrochemical Corp.	28,127	460,158
PC Connection, Inc.	26,383	606,545
PC Mall, Inc. (a)	4,077	44,032
Perceptron, Inc. (a)	13,154	60,377
Plexus Corp. (a)	53,841	2,364,697
QLogic Corp. (a)	118,403	1,641,066
RadiSys Corp. (a)	34,231	152,328
Research Frontiers, Inc. (a)(b)	16,855	68,600
RF Industries Ltd.	5,778	13,174
Richardson Electronics Ltd.	23,707	123,276
Rofin-Sinar Technologies, Inc. (a)	38,429	1,227,807
Rogers Corp. (a)	27,965	1,858,834
Sanmina Corp. (a)	115,362	3,090,548
ScanSource, Inc. (a)	36,663	1,407,126
SYNNEX Corp.	43,341	3,948,365
Systemax, Inc. (a)	10,113	91,927
TE Connectivity Ltd.	550,460	33,027,600
Tech Data Corp. (a)(b)	55,538	4,197,007
Trimble Navigation Ltd. (a)	362,539	9,273,748
TTM Technologies, Inc. (a)(b)	106,094	830,716
Uni-Pixel, Inc. (a)(b)	49,445	86,034
Universal Display Corp. (a)(b)	60,620	4,070,633
VeriFone Systems, Inc. (a)	171,272	4,521,581
Vishay Intertechnology, Inc.	163,262	2,115,876
Vishay Precision Group, Inc. (a)	9,596	129,642
Wayside Technology Group, Inc.	1,232	21,104
Wireless Telecom Group, Inc. (a)	11,200	14,672
Zebra Technologies Corp. Class A (a)	73,732	3,915,907
		257,325,799
Internet Software & Services - 3.9%
Actua Corp. (a)	45,785	444,572
Akamai Technologies, Inc. (a)	258,809	14,125,795
Alarm.com Holdings, Inc. (b)	11,029	233,815
Alphabet, Inc.:
Class A	425,377	318,543,566
Class C	433,506	318,939,034
Amber Road, Inc. (a)	6,724	40,277
Angie's List, Inc. (a)(b)	57,858	509,150
Apigee Corp. (a)	9,599	103,957
AppFolio, Inc. (a)(b)	8,223	115,122
Autobytel, Inc. (a)	9,434	135,189
Bankrate, Inc. (a)	83,183	756,133
Bazaarvoice, Inc. (a)	59,368	220,849
Benefitfocus, Inc. (a)(b)	19,976	733,319
Blucora, Inc. (a)(b)	58,999	529,811
Box, Inc. Class A (a)(b)	46,929	589,428
Brightcove, Inc. (a)	41,182	275,919
BroadVision, Inc. (a)	490	3,190
Carbonite, Inc. (a)	17,932	165,692
Care.com, Inc. (a)	8,431	75,289
ChannelAdvisor Corp. (a)	32,537	403,459
comScore, Inc. (a)(b)	71,703	2,321,743
Cornerstone OnDemand, Inc. (a)	71,622	2,865,596
CoStar Group, Inc. (a)	48,299	9,978,090
Cvent, Inc. (a)	33,302	1,192,545
Demand Media, Inc. (a)	19,244	101,223
Demandware, Inc. (a)(b)	48,809	2,342,344
Determine, Inc. (a)	552	640
DHI Group, Inc. (a)	50,678	357,280
EarthLink Holdings Corp.	136,356	894,495
eBay, Inc. (a)	1,576,912	38,571,268
eGain Communications Corp. (a)	8,558	27,386
Endurance International Group Holdings, Inc. (a)(b)	93,309	878,971
Envestnet, Inc. (a)(b)	50,523	1,707,172
Everyday Health, Inc. (a)	14,630	98,460
Facebook, Inc. Class A (a)	3,341,714	397,029,040
Five9, Inc. (a)	42,460	432,667
GlowPoint, Inc. (a)	18,770	6,006
GoDaddy, Inc. (a)	65,158	2,119,590
Gogo, Inc. (a)(b)	99,521	1,118,616
GrubHub, Inc. (a)(b)	122,851	3,143,757
GTT Communications, Inc. (a)	69,697	1,306,122
Hortonworks, Inc. (a)(b)	42,633	497,953
IAC/InterActiveCorp	114,880	6,419,494
inContact, Inc. (a)	91,764	1,273,684
Instructure, Inc. (a)(b)	8,268	143,450
Internap Network Services Corp. (a)	74,985	162,717
IntraLinks Holdings, Inc. (a)	59,055	462,991
Inuvo, Inc. (a)	9,640	16,195
iPass, Inc. (a)	33,662	43,087
j2 Global, Inc.	73,457	4,919,415
Limelight Networks, Inc. (a)	69,339	101,235
LinkedIn Corp. Class A (a)	167,498	22,863,477
Liquidity Services, Inc. (a)	37,923	254,084
LivePerson, Inc. (a)	74,160	517,637
LogMeIn, Inc. (a)	38,302	2,346,764
Marchex, Inc. Class B	28,685	95,521
Marin Software, Inc. (a)(b)	9,976	23,543
Marketo, Inc. (a)	53,641	1,889,772
Match Group, Inc. (a)(b)	52,662	737,268
MaxPoint Interactive, Inc. (a)(b)	1,466	15,349
MeetMe, Inc. (a)	68,420	258,628
MINDBODY, Inc.	10,435	139,725
Monster Worldwide, Inc. (a)(b)	123,910	328,362
New Relic, Inc. (a)(b)	49,737	1,500,068
NIC, Inc.	90,389	1,794,222
Opower, Inc. (a)	34,265	352,587
Pandora Media, Inc. (a)(b)	308,927	3,642,249
Q2 Holdings, Inc. (a)	30,085	751,523
QuinStreet, Inc. (a)	38,666	143,064
Qumu Corp. (a)	6,017	22,082
Quotient Technology, Inc. (a)(b)	132,658	1,480,463
Rackspace Hosting, Inc. (a)(b)	163,329	4,083,225
RealNetworks, Inc. (a)	28,670	123,281
Reis, Inc.	8,134	190,498
RetailMeNot, Inc. (a)(b)	84,786	612,155
Rightside Group Ltd. (a)(b)	8,535	77,242
Rocket Fuel, Inc. (a)(b)	19,674	50,562
SciQuest, Inc. (a)	38,360	676,670
Shutterstock, Inc. (a)(b)	26,399	1,107,702
Spark Networks, Inc. (a)	16,620	25,096
SPS Commerce, Inc. (a)	23,567	1,284,402
Stamps.com, Inc. (a)	21,249	1,933,447
Support.com, Inc. (a)	117,655	92,947
Synacor, Inc. (a)(b)	20,037	62,315
TechTarget, Inc. (a)	17,780	142,773
Travelzoo, Inc. (a)	5,383	43,602
Tremor Video, Inc. (a)	17,986	32,555
TrueCar, Inc. (a)(b)	81,085	615,435
Twitter, Inc. (a)(b)	861,866	13,117,601
United Online, Inc. (a)	16,919	184,925
Unwired Planet, Inc. (a)	8,360	49,993
VeriSign, Inc. (a)(b)	150,219	12,837,716
Web.com Group, Inc. (a)(b)	64,573	1,095,804
WebMD Health Corp. (a)(b)	56,800	3,734,600
Xactly Corp. (a)	8,942	88,168
XO Group, Inc. (a)	29,832	505,056
Yahoo!, Inc. (a)	1,261,407	47,857,782
Yelp, Inc. (a)	81,472	2,133,752
YuMe, Inc. (a)(b)	6,211	24,161
Zillow Group, Inc.:
Class A (a)(b)	60,583	1,771,447
Class C (a)(b)	151,305	4,339,427
		1,275,527,525
IT Services - 3.7%
Accenture PLC Class A	912,717	108,585,941
Acxiom Corp. (a)	108,484	2,297,691
Alliance Data Systems Corp. (a)	90,079	20,014,653
Amdocs Ltd.	221,646	12,853,252
Automatic Data Processing, Inc.	659,675	57,945,852
Black Knight Financial Services, Inc. Class A (b)	43,729	1,530,515
Blackhawk Network Holdings, Inc. (a)	82,570	2,842,059
Booz Allen Hamilton Holding Corp. Class A	166,930	4,886,041
Broadridge Financial Solutions, Inc.	182,531	11,716,665
CACI International, Inc. Class A (a)	34,560	3,482,611
Cardtronics, Inc. (a)(b)	63,110	2,479,592
Cartesian, Inc. (a)	206	231
Cass Information Systems, Inc.	13,229	635,653
Ciber, Inc. (a)	66,135	82,007
Cognizant Technology Solutions Corp. Class A (a)	883,507	54,282,670
Computer Sciences Corp.	196,580	9,671,736
Computer Task Group, Inc.	11,646	61,607
Convergys Corp.	146,983	4,143,451
CoreLogic, Inc. (a)	133,765	4,985,422
CSG Systems International, Inc.	47,456	2,017,355
CSP, Inc.	3,696	28,533
CSRA, Inc.	200,870	4,975,550
Datalink Corp. (a)	21,583	174,175
DST Systems, Inc.	49,565	5,993,400
Edgewater Technology, Inc. (a)	2,875	25,473
EPAM Systems, Inc. (a)	62,806	4,805,287
Euronet Worldwide, Inc. (a)	78,916	6,298,286
Everi Holdings, Inc. (a)	85,750	122,623
EVERTEC, Inc.	87,336	1,337,114
ExlService Holdings, Inc. (a)	51,941	2,690,544
Fidelity National Information Services, Inc.	401,646	29,830,248
First Data Corp. Class A (a)	279,547	3,502,724
Fiserv, Inc. (a)	323,386	34,062,247
FleetCor Technologies, Inc. (a)	112,270	16,715,880
Forrester Research, Inc.	17,100	629,451
Gartner, Inc. Class A (a)	119,768	12,170,824
Genpact Ltd. (a)	232,461	6,553,076
Global Payments, Inc.	221,010	17,170,267
Hackett Group, Inc.	31,811	465,077
Higher One Holdings, Inc. (a)	44,831	168,565
IBM Corp.	1,287,274	197,905,505
Information Services Group, Inc. (a)	18,000	68,040
Innodata, Inc. (a)	14,010	33,904
InterCloud Systems, Inc. (a)(b)	31,397	25,746
Jack Henry & Associates, Inc.	113,196	9,557,138
Leidos Holdings, Inc. (b)	100,060	4,942,964
Lionbridge Technologies, Inc. (a)	69,212	301,072
ManTech International Corp. Class A	37,723	1,355,387
MasterCard, Inc. Class A	1,423,156	136,480,660
Mattersight Corp. (a)	9,437	37,276
Maximus, Inc.	93,721	5,403,016
ModusLink Global Solutions, Inc. (a)(b)	31,030	42,821
MoneyGram International, Inc. (a)	66,937	434,421
NCI, Inc. Class A	12,261	158,535
Neustar, Inc. Class A (a)(b)	75,999	1,789,776
Paychex, Inc.	462,810	25,093,558
PayPal Holdings, Inc. (a)	1,617,419	61,122,264
Perficient, Inc. (a)	51,600	1,081,020
PFSweb, Inc. (a)	13,037	162,637
Planet Payment, Inc. (a)	40,113	172,887
PRG-Schultz International, Inc. (a)	36,569	181,748
Sabre Corp.	292,047	8,226,964
Science Applications International Corp.	65,723	3,586,504
ServiceSource International, Inc. (a)(b)	93,929	349,416
Square, Inc. (a)(b)	35,453	337,867
StarTek, Inc. (a)	2,150	9,159
Sykes Enterprises, Inc. (a)	63,873	1,904,693
Syntel, Inc. (a)	56,060	2,583,245
Teletech Holdings, Inc.	29,721	811,383
Teradata Corp. (a)(b)	194,061	5,499,689
The Western Union Co. (b)	738,846	14,370,555
Total System Services, Inc.	243,817	13,092,973
Travelport Worldwide Ltd.	183,293	2,426,799
Unisys Corp. (a)(b)	68,286	576,334
Vantiv, Inc. (a)	218,162	11,730,571
Virtusa Corp. (a)(b)	42,025	1,480,541
Visa, Inc. Class A	2,788,976	220,161,765
WEX, Inc. (a)	57,655	5,319,250
WidePoint Corp. (a)(b)	71,654	54,170
Xerox Corp.	1,376,552	13,724,223
		1,204,830,824
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Energy Industries, Inc. (a)	54,545	2,081,983
Advanced Micro Devices, Inc. (a)(b)	917,760	4,194,163
AEHR Test Systems (a)	3,126	3,126
Alpha & Omega Semiconductor Ltd. (a)	24,379	333,749
Amkor Technology, Inc. (a)	161,169	1,016,976
Amtech Systems, Inc. (a)(b)	13,719	96,033
Analog Devices, Inc.	456,895	26,728,358
Applied Materials, Inc.	1,642,042	40,098,666
Applied Micro Circuits Corp. (a)(b)	132,476	871,692
Axcelis Technologies, Inc. (a)	152,507	411,769
AXT, Inc. (a)	31,515	112,193
Brooks Automation, Inc.	103,049	1,131,478
Cabot Microelectronics Corp.	37,906	1,635,265
Cascade Microtech, Inc. (a)	15,193	314,191
Cavium, Inc. (a)	81,238	4,041,591
Ceva, Inc. (a)	30,366	821,097
Cirrus Logic, Inc. (a)	90,516	3,258,576
Cohu, Inc.	35,195	415,301
Cree, Inc. (a)(b)	147,267	3,546,189
CVD Equipment Corp. (a)(b)	24,298	171,787
CyberOptics Corp. (a)	9,251	156,249
Cypress Semiconductor Corp. (b)	466,545	4,959,373
Diodes, Inc. (a)	57,239	1,102,423
DSP Group, Inc. (a)	34,788	364,230
Entegris, Inc. (a)	205,789	2,934,551
Exar Corp. (a)	64,569	441,006
Fairchild Semiconductor International, Inc. (a)(b)	176,025	3,497,617
First Solar, Inc. (a)(b)	108,985	5,411,105
FormFactor, Inc. (a)	79,303	568,603
GigOptix, Inc. (a)	62,672	176,108
GSI Technology, Inc. (a)	18,344	73,376
Inphi Corp. (a)	50,934	1,588,631
Integrated Device Technology, Inc. (a)	204,802	4,782,127
Intel Corp.	6,881,832	217,397,073
Intermolecular, Inc. (a)	6,975	12,555
Intersil Corp. Class A	184,646	2,496,414
Intest Corp. (a)	2,175	7,961
IXYS Corp.	38,644	421,606
KLA-Tencor Corp.	230,288	16,794,904
Kopin Corp. (a)	69,745	149,952
Kulicke & Soffa Industries, Inc. (a)	102,964	1,286,020
Lam Research Corp. (b)	225,221	18,650,551
Lattice Semiconductor Corp. (a)(b)	185,835	1,081,560
Linear Technology Corp. (b)	344,432	16,298,522
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	28,341	1,020,276
Marvell Technology Group Ltd.	680,395	6,960,441
Maxim Integrated Products, Inc.	414,470	15,733,281
MaxLinear, Inc. Class A (a)	86,669	1,795,782
Microchip Technology, Inc. (b)	307,416	15,887,259
Micron Technology, Inc. (a)	1,545,519	19,659,002
Microsemi Corp. (a)(b)	174,053	5,888,213
MKS Instruments, Inc.	79,982	3,277,662
Monolithic Power Systems, Inc.	55,587	3,798,260
MoSys, Inc. (a)	60,423	23,565
Nanometrics, Inc. (a)	33,055	615,484
NeoPhotonics Corp. (a)	34,278	308,845
NVE Corp.	6,043	341,248
NVIDIA Corp.	740,182	34,581,303
ON Semiconductor Corp. (a)	595,275	5,815,837
PDF Solutions, Inc. (a)	38,716	569,512
Photronics, Inc. (a)	101,617	975,523
Pixelworks, Inc. (a)(b)	22,798	45,140
Power Integrations, Inc.	43,266	2,158,541
Qorvo, Inc. (a)(b)	186,036	9,482,255
Qualcomm, Inc.	2,176,748	119,547,000
QuickLogic Corp. (a)	61,486	62,716
Rambus, Inc. (a)(b)	170,226	2,059,735
Rubicon Technology, Inc. (a)(b)	25,049	17,033
Rudolph Technologies, Inc. (a)	38,164	557,194
Semtech Corp. (a)	87,042	2,048,969
Sigma Designs, Inc. (a)	51,095	369,417
Silicon Laboratories, Inc. (a)(b)	57,784	2,874,754
Skyworks Solutions, Inc.	277,777	18,544,393
SolarEdge Technologies, Inc. (a)(b)	13,325	291,151
SunEdison Semiconductor Ltd. (a)	98,050	558,885
SunPower Corp. (a)(b)	76,953	1,348,986
Sunworks, Inc. (a)(b)	12,722	29,642
Synaptics, Inc. (a)(b)	53,717	3,643,624
Teradyne, Inc.	294,988	5,843,712
Tessera Technologies, Inc.	64,088	2,068,120
Texas Instruments, Inc.	1,460,486	88,505,452
Ultra Clean Holdings, Inc. (a)	39,254	223,748
Ultratech, Inc. (a)	41,332	942,783
Veeco Instruments, Inc. (a)	53,983	960,358
Xcerra Corp. (a)	72,566	473,856
Xilinx, Inc.	371,845	17,621,735
		789,467,392
Software - 4.2%
A10 Networks, Inc. (a)	50,522	326,372
ACI Worldwide, Inc. (a)	177,587	3,668,947
Activision Blizzard, Inc.	732,576	28,760,934
Adobe Systems, Inc. (a)	721,709	71,788,394
American Software, Inc. Class A	15,166	146,200
ANSYS, Inc. (a)	133,369	11,883,178
Aspen Technology, Inc. (a)	119,658	4,561,363
Autodesk, Inc. (a)	323,433	18,846,441
Barracuda Networks, Inc. (a)(b)	28,720	494,271
Blackbaud, Inc.	66,634	4,175,953
Bottomline Technologies, Inc. (a)(b)	62,280	1,560,737
BroadSoft, Inc. (a)	38,869	1,694,688
BSQUARE Corp. (a)	11,182	59,265
CA Technologies, Inc.	430,002	13,897,665
Cadence Design Systems, Inc. (a)	443,027	10,951,627
Callidus Software, Inc. (a)	76,895	1,427,171
CDK Global, Inc.	240,461	13,297,493
Citrix Systems, Inc. (a)	219,754	18,661,510
CommVault Systems, Inc. (a)	75,089	3,400,030
Covisint Corp. (a)	39,763	79,924
Datawatch Corp. (a)(b)	9,730	50,985
Digimarc Corp. (a)(b)	12,143	335,875
Digital Turbine, Inc. (a)(b)	41,910	43,586
Document Security Systems, Inc. (a)	19,824	4,064
Ebix, Inc. (b)	35,461	1,603,901
Electronic Arts, Inc. (a)	449,968	34,535,044
Ellie Mae, Inc. (a)(b)	41,970	3,555,279
EnerNOC, Inc. (a)(b)	34,204	225,746
EPIQ Systems, Inc.	43,230	658,393
Evolving Systems, Inc.	4,973	26,208
Exa Corp. (a)	7,334	88,741
Fair Isaac Corp.	46,441	5,174,921
FalconStor Software, Inc. (a)	37,427	49,778
FireEye, Inc. (a)(b)	196,421	3,127,022
Form Holdings Corp. (a)(b)	9,862	18,047
Fortinet, Inc. (a)	205,334	7,024,476
Gigamon, Inc. (a)	36,843	1,147,659
Glu Mobile, Inc. (a)(b)	173,754	415,272
GSE Systems, Inc. (a)	388	850
Guidance Software, Inc. (a)(b)	26,710	148,241
Guidewire Software, Inc. (a)(b)	116,451	6,835,674
HubSpot, Inc. (a)	13,055	623,507
Imperva, Inc. (a)	39,060	1,491,311
Infoblox, Inc. (a)	81,785	1,538,376
Interactive Intelligence Group, Inc. (a)(b)	26,096	1,075,938
Intuit, Inc.	373,761	39,865,348
Jive Software, Inc. (a)	60,361	229,372
Majesco Entertainment Co.	2,850	2,451
Manhattan Associates, Inc. (a)	104,564	6,893,905
Mentor Graphics Corp.	140,666	3,015,879
Microsoft Corp.	11,517,758	610,441,174
MicroStrategy, Inc. Class A (a)	12,438	2,320,185
Mitek Systems, Inc. (a)(b)	45,058	409,577
MobileIron, Inc. (a)(b)	34,473	113,761
Model N, Inc. (a)	14,428	177,464
Monotype Imaging Holdings, Inc.	56,070	1,338,952
NetSol Technologies, Inc. (a)	10,165	60,482
NetSuite, Inc. (a)(b)	50,640	4,016,258
Nuance Communications, Inc. (a)	363,825	6,083,154
Oracle Corp.	4,589,772	184,508,834
Parametric Technology Corp. (a)	160,536	5,737,557
Park City Group, Inc. (a)	12,676	117,126
Paycom Software, Inc. (a)(b)	48,819	1,974,240
Paylocity Holding Corp. (a)(b)	27,303	1,002,293
Pegasystems, Inc.	51,980	1,370,713
Progress Software Corp. (a)	78,882	2,076,963
Proofpoint, Inc. (a)(b)	66,377	3,891,020
PROS Holdings, Inc. (a)	29,264	409,403
QAD, Inc.:
Class A	10,065	189,121
Class B	4,298	68,209
Qlik Technologies, Inc. (a)	133,374	3,827,834
Qualys, Inc. (a)(b)	28,775	897,492
Rapid7, Inc. (a)(b)	8,527	109,572
RealPage, Inc. (a)(b)	75,910	1,651,043
Red Hat, Inc. (a)	265,737	20,583,988
RingCentral, Inc. (a)	121,819	2,404,707
Rosetta Stone, Inc. (a)	15,141	114,769
Rovi Corp. (a)(b)	119,303	2,005,483
Salesforce.com, Inc. (a)	916,654	76,733,106
SeaChange International, Inc. (a)(b)	36,866	122,026
ServiceNow, Inc. (a)	217,005	15,544,068
Silver Spring Networks, Inc. (a)	47,301	617,278
Smith Micro Software, Inc. (a)(b)	41,455	29,031
Sonic Foundry, Inc. (a)	155	964
Splunk, Inc. (a)(b)	188,604	10,835,300
SS&C Technologies Holdings, Inc.	117,752	7,252,346
Symantec Corp.	964,184	16,738,234
Synchronoss Technologies, Inc. (a)(b)	58,085	2,048,658
Synopsys, Inc. (a)	236,722	12,231,426
Tableau Software, Inc. (a)	75,091	3,862,681
Take-Two Interactive Software, Inc. (a)(b)	118,971	4,629,162
Tangoe, Inc. (a)(b)	45,871	367,427
TeleNav, Inc. (a)	29,532	137,619
Textura Corp. (a)	28,776	748,176
The Rubicon Project, Inc. (a)	36,843	539,750
TiVo, Inc. (a)	142,500	1,417,875
Tubemogul, Inc. (a)(b)	19,314	239,687
Tyler Technologies, Inc. (a)	46,651	7,151,132
Ultimate Software Group, Inc. (a)(b)	42,214	8,631,919
Varonis Systems, Inc. (a)	17,327	421,393
Vasco Data Security International, Inc. (a)	33,825	559,127
Verint Systems, Inc. (a)	91,023	3,002,849
VirnetX Holding Corp. (a)(b)	64,946	315,638
VMware, Inc. Class A (a)(b)	113,272	6,859,752
Voltari Corp. (a)(b)	4,240	14,204
Workday, Inc. Class A (a)(b)	171,941	13,040,005
Workiva, Inc. (a)	27,316	376,961
Xura, Inc. (a)	36,598	908,362
Zendesk, Inc. (a)	88,825	2,175,324
Zix Corp. (a)(b)	69,803	280,608
Zynga, Inc. (a)	1,220,225	3,135,978
		1,388,357,452
Technology Hardware, Storage & Peripherals - 3.2%
3D Systems Corp. (a)(b)	162,227	2,172,220
Apple, Inc.	8,075,962	806,465,522
Astro-Med, Inc.	4,606	66,096
Avid Technology, Inc. (a)	38,570	229,492
Concurrent Computer Corp.	6,675	43,388
CPI Card Group (b)	22,281	92,689
Cray, Inc. (a)(b)	56,559	1,884,546
Crossroads Systems, Inc. (a)	13,606	2,993
Dataram Corp. (a)	556	409
Diebold, Inc.	89,599	2,316,134
Eastman Kodak Co. (a)(b)	52,885	693,322
Electronics for Imaging, Inc. (a)(b)	67,250	2,947,568
EMC Corp.	2,820,437	78,831,214
Hewlett Packard Enterprise Co.	2,572,685	47,517,492
HP, Inc.	2,576,796	34,477,530
Hutchinson Technology, Inc. (a)	41,790	147,101
Imation Corp. (a)(b)	42,037	73,985
Immersion Corp. (a)	59,681	381,958
Intevac, Inc. (a)	17,689	86,499
Lexmark International, Inc. Class A	100,540	3,806,444
NCR Corp. (a)	170,109	5,252,966
NetApp, Inc.	410,268	10,474,142
Nimble Storage, Inc. (a)(b)	92,912	829,704
Pure Storage, Inc. Class A (a)(b)	96,777	1,140,033
Quantum Corp. (a)	334,686	127,750
Scan-Optics, Inc. (a)	300	0
Seagate Technology LLC (b)	430,405	9,709,937
Silicon Graphics International Corp. (a)(b)	44,110	232,019
Super Micro Computer, Inc. (a)(b)	53,821	1,412,263
Transact Technologies, Inc.	3,411	25,378
U.S.A. Technologies, Inc. (a)(b)	38,549	169,616
Violin Memory, Inc. (a)(b)	107,011	60,761
Western Digital Corp. (b)	406,312	18,909,760
Xplore Technologies Corp. (a)	2,067	6,594
		1,030,587,525

TOTAL INFORMATION TECHNOLOGY		6,293,223,419

MATERIALS - 3.2%
Chemicals - 2.1%
A. Schulman, Inc.	45,099	1,141,456
AgroFresh Solutions, Inc. (a)(b)	26,036	130,701
Air Products & Chemicals, Inc.	280,721	40,042,043
Albemarle Corp. U.S.	161,271	12,659,774
American Vanguard Corp. (a)	32,955	431,711
Ashland, Inc.	89,617	10,158,983
Axalta Coating Systems (a)	219,847	6,188,693
Axiall Corp.	102,014	2,375,906
Balchem Corp.	47,283	2,834,616
BioAmber, Inc. (a)(b)	17,794	66,550
Cabot Corp.	93,185	4,259,486
Calgon Carbon Corp.	83,129	1,236,960
Celanese Corp. Class A	206,504	14,554,402
CF Industries Holdings, Inc. (b)	335,027	9,266,847
Chase Corp.	10,028	589,045
Chemtura Corp. (a)(b)	110,727	2,954,196
Codexis, Inc. (a)	27,884	105,959
Core Molding Technologies, Inc. (a)	5,919	74,639
E.I. du Pont de Nemours & Co.	1,269,289	83,024,193
Eastman Chemical Co.	217,548	15,959,321
Ecolab, Inc.	386,930	45,363,673
Ferro Corp. (a)	133,620	1,847,965
Flotek Industries, Inc. (a)(b)	75,072	882,847
FMC Corp. (b)	203,618	9,669,819
FutureFuel Corp.	37,844	421,204
H.B. Fuller Co.	67,806	3,096,022
Hawkins, Inc.	13,930	543,549
Huntsman Corp.	293,108	4,376,102
Ingevity Corp. (a)	60,928	1,775,442
Innophos Holdings, Inc.	26,761	1,026,017
Innospec, Inc.	50,796	2,466,654
International Flavors & Fragrances, Inc. (b)	116,243	14,995,347
Intrepid Potash, Inc. (a)	76,176	96,744
KMG Chemicals, Inc.	10,303	221,308
Koppers Holdings, Inc. (a)	30,390	769,171
Kraton Performance Polymers, Inc. (a)	41,276	1,122,294
Kronos Worldwide, Inc.	34,238	200,292
LSB Industries, Inc. (a)	28,693	377,313
LyondellBasell Industries NV Class A	511,483	41,614,257
Marrone Bio Innovations, Inc. (a)(b)	15,737	10,859
Metabolix, Inc. (a)(b)	6,939	5,551
Minerals Technologies, Inc.	52,154	3,004,070
Monsanto Co.	641,015	72,094,957
NewMarket Corp.	15,387	6,231,735
Olin Corp.	236,520	5,442,325
OMNOVA Solutions, Inc. (a)	52,644	362,717
Platform Specialty Products Corp. (a)(b)	213,137	2,022,670
PolyOne Corp.	133,312	4,995,201
PPG Industries, Inc.	385,549	41,515,916
Praxair, Inc.	414,791	45,568,939
Quaker Chemical Corp.	19,799	1,710,832
Rayonier Advanced Materials, Inc.	58,598	759,430
RPM International, Inc.	198,631	9,969,290
Senomyx, Inc. (a)(b)	66,138	187,171
Sensient Technologies Corp. (b)	66,412	4,530,627
Sherwin-Williams Co.	113,374	33,002,038
Stepan Co.	30,263	1,745,872
Terravia Holdings, Inc. (a)(b)	98,314	243,819
The Chemours Co. LLC	264,896	2,307,244
The Dow Chemical Co.	1,625,198	83,470,169
The Mosaic Co.	510,863	12,889,073
The Scotts Miracle-Gro Co. Class A	68,506	4,761,167
Trecora Resources (a)	28,770	323,663
Tredegar Corp.	35,793	581,636
Trinseo SA (a)	44,020	2,072,902
Tronox Ltd. Class A	94,701	438,466
Valhi, Inc. (b)	35,553	71,106
Valspar Corp.	105,268	11,402,630
W.R. Grace & Co.	104,222	8,091,796
Westlake Chemical Corp.	54,245	2,393,832
		701,129,204
Construction Materials - 0.2%
Eagle Materials, Inc.	69,831	5,469,164
Headwaters, Inc. (a)	105,333	2,000,274
Martin Marietta Materials, Inc.	93,408	17,657,848
Summit Materials, Inc.	86,351	1,878,134
U.S. Concrete, Inc. (a)	21,607	1,385,873
United States Lime & Minerals, Inc.	2,200	117,678
Vulcan Materials Co.	188,580	22,016,715
		50,525,686
Containers & Packaging - 0.4%
AEP Industries, Inc.	6,511	390,725
Aptargroup, Inc.	94,081	7,268,698
Avery Dennison Corp.	127,177	9,459,425
Ball Corp. (b)	202,601	14,648,052
Bemis Co., Inc.	135,781	6,835,216
Berry Plastics Group, Inc. (a)	172,038	6,738,728
Crown Holdings, Inc. (a)	200,236	10,446,312
Graphic Packaging Holding Co.	466,132	6,246,169
Greif, Inc. Class A	64,085	2,298,088
International Paper Co.	599,579	25,278,251
Myers Industries, Inc.	29,894	427,185
Owens-Illinois, Inc. (a)(b)	226,285	4,276,787
Packaging Corp. of America	137,837	9,404,619
Sealed Air Corp.	284,253	13,200,709
Silgan Holdings, Inc.	68,205	3,488,004
Sonoco Products Co.	148,977	7,101,734
UFP Technologies, Inc. (a)	2,454	52,884
WestRock Co.	369,688	14,643,342
		142,204,928
Metals & Mining - 0.4%
A.M. Castle & Co. (a)(b)	36,860	67,085
AK Steel Holding Corp. (a)(b)	304,170	1,301,848
Alcoa, Inc. (b)	1,905,629	17,665,181
Allegheny Technologies, Inc. (b)	156,534	1,937,891
Ampco-Pittsburgh Corp.	10,414	149,857
Carpenter Technology Corp.	70,077	2,245,267
Century Aluminum Co. (a)(b)	86,859	561,109
Cliffs Natural Resources, Inc. (a)(b)	237,827	1,017,900
Coeur d'Alene Mines Corp. (a)(b)	207,263	1,560,690
Commercial Metals Co.	175,382	3,011,309
Compass Minerals International, Inc.	48,467	3,778,003
Comstock Mining, Inc. (a)	56,723	19,859
Freeport-McMoRan, Inc. (b)	1,815,555	20,116,349
Friedman Industries	2,001	12,106
General Moly, Inc. (a)	60,513	21,694
Gold Resource Corp. (b)	67,805	209,517
Golden Minerals Co. (a)(b)	71,014	23,435
Handy & Harman Ltd. (a)	5,646	141,150
Haynes International, Inc.	18,364	529,250
Hecla Mining Co.	591,612	2,401,945
Kaiser Aluminum Corp.	23,771	2,037,412
Materion Corp.	30,858	746,455
McEwen Mining, Inc. (b)	325,161	725,109
Mines Management, Inc. (a)(b)	24,109	21,095
Newmont Mining Corp.	770,888	24,984,480
Nucor Corp.	461,303	22,377,809
Olympic Steel, Inc.	12,703	301,188
Paramount Gold Nevada Corp. (a)	7,958	11,937
Pershing Gold Corp. (a)	13,122	54,063
Real Industries, Inc. (a)	30,069	203,717
Reliance Steel & Aluminum Co.	109,200	8,119,020
Royal Gold, Inc.	94,835	5,323,089
Ryerson Holding Corp. (a)(b)	16,025	223,228
Schnitzer Steel Industries, Inc. Class A	32,409	521,461
Solitario Exploration & Royalty Corp. (a)	18,115	7,789
Steel Dynamics, Inc.	343,990	8,493,113
Stillwater Mining Co. (a)(b)	196,719	1,990,796
SunCoke Energy, Inc.	82,551	499,434
Synalloy Corp.	8,615	65,474
TimkenSteel Corp. (b)	51,850	464,576
U.S. Antimony Corp. (a)(b)	24,962	6,490
United States Steel Corp. (b)	210,186	3,041,391
Universal Stainless & Alloy Products, Inc. (a)	6,659	79,442
Worthington Industries, Inc.	71,924	2,687,081
		139,757,094
Paper & Forest Products - 0.1%
Boise Cascade Co. (a)	50,323	1,155,416
Clearwater Paper Corp. (a)	24,633	1,542,272
Deltic Timber Corp.	17,765	1,143,711
Domtar Corp.	88,151	3,406,155
Kapstone Paper & Packaging Corp.	133,397	2,034,304
Louisiana-Pacific Corp. (a)(b)	201,513	3,683,658
Mercer International, Inc. (SBI)	60,804	547,844
Neenah Paper, Inc.	27,129	1,882,481
P.H. Glatfelter Co.	69,408	1,422,864
Rentech, Inc. (a)	27,522	69,355
Resolute Forest Products (a)	135,020	822,272
Schweitzer-Mauduit International, Inc.	48,432	1,666,061
		19,376,393

TOTAL MATERIALS		1,052,993,305

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.3%
8x8, Inc. (a)(b)	139,704	1,784,020
Alaska Communication Systems Group, Inc. (a)	135,810	239,026
AT&T, Inc.	8,953,640	350,535,006
Atlantic Tele-Network, Inc.	16,949	1,262,531
CenturyLink, Inc.	787,368	21,353,420
Cincinnati Bell, Inc. (a)	268,656	1,069,251
Cogent Communications Group, Inc.	64,769	2,579,102
Consolidated Communications Holdings, Inc. (b)	72,849	1,790,628
Elephant Talk Communication, Inc. (a)	63,184	11,026
FairPoint Communications, Inc. (a)(b)	43,838	594,005
Frontier Communications Corp.	1,696,546	8,771,143
General Communications, Inc. Class A (a)	45,133	703,623
Globalstar, Inc. (a)(b)	438,567	956,076
Hawaiian Telcom Holdco, Inc. (a)	11,736	239,297
IDT Corp. Class B	44,765	665,656
Inteliquent, Inc.	53,463	893,901
Intelsat SA (a)(b)	61,651	199,133
Iridium Communications, Inc. (a)(b)	122,967	1,073,502
Level 3 Communications, Inc. (a)	420,534	22,687,809
Lumos Networks Corp. (a)	23,791	306,190
ORBCOMM, Inc. (a)	100,896	948,422
PDVWireless, Inc. (a)(b)	18,833	454,440
SBA Communications Corp. Class A (a)	184,740	18,363,156
Straight Path Communications, Inc. Class B (a)(b)	22,382	716,448
Towerstream Corp. (a)	47,502	8,835
Verizon Communications, Inc.	5,933,106	301,995,095
Vonage Holdings Corp. (a)	257,043	1,184,968
Windstream Holdings, Inc. (b)	126,904	1,064,725
Zayo Group Holdings, Inc. (a)	56,193	1,561,042
		744,011,476
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	32,822	242,883
Leap Wireless International, Inc. rights (a)	51,525	132,935
NII Holdings, Inc. (a)(b)	134,717	500,474
Shenandoah Telecommunications Co.	60,186	1,925,350
Spok Holdings, Inc.	43,148	756,816
Sprint Corp. (a)(b)	1,170,821	4,449,120
T-Mobile U.S., Inc. (a)	398,126	17,023,868
Telephone & Data Systems, Inc.	127,836	3,680,398
U.S. Cellular Corp. (a)	27,310	1,031,772
		29,743,616

TOTAL TELECOMMUNICATION SERVICES		773,755,092

UTILITIES - 3.4%
Electric Utilities - 1.9%
Allete, Inc.	79,147	4,569,948
Alliant Energy Corp.	330,508	12,245,321
American Electric Power Co., Inc.	700,327	45,332,167
Duke Energy Corp.	998,946	78,147,546
Edison International	471,897	33,801,982
El Paso Electric Co.	71,253	3,182,159
Empire District Electric Co.	99,444	3,331,374
Entergy Corp.	263,217	19,983,435
Eversource Energy	462,616	25,554,908
Exelon Corp.	1,338,700	45,877,249
FirstEnergy Corp.	614,209	20,152,197
Genie Energy Ltd. Class B	24,074	181,999
Great Plains Energy, Inc.	198,778	5,800,342
Hawaiian Electric Industries, Inc.	182,305	5,985,073
IDACORP, Inc.	76,754	5,619,160
ITC Holdings Corp.	221,475	9,860,067
MGE Energy, Inc.	69,441	3,521,353
NextEra Energy, Inc.	668,025	80,243,163
OGE Energy Corp.	285,946	8,632,710
Otter Tail Corp.	68,037	2,012,534
PG&E Corp.	709,365	42,618,649
Pinnacle West Capital Corp.	178,279	13,119,552
PNM Resources, Inc.	111,489	3,661,299
Portland General Electric Co.	132,710	5,464,998
PPL Corp.	955,907	36,840,656
Southern Co.	1,316,246	65,075,202
Spark Energy, Inc. Class A,	27,337	822,570
Westar Energy, Inc.	214,666	12,092,136
Xcel Energy, Inc.	711,363	29,429,087
		623,158,836
Gas Utilities - 0.3%
AGL Resources, Inc.	172,776	11,368,661
Atmos Energy Corp.	139,029	10,135,214
Chesapeake Utilities Corp.	25,261	1,457,307
Delta Natural Gas Co., Inc.	3,078	76,950
Gas Natural, Inc.	8,386	59,876
National Fuel Gas Co.	136,023	7,481,265
New Jersey Resources Corp.	133,342	4,686,971
Northwest Natural Gas Co.	40,743	2,236,791
ONE Gas, Inc.	75,398	4,422,093
Piedmont Natural Gas Co., Inc.	116,693	7,008,582
Questar Corp.	252,456	6,364,416
South Jersey Industries, Inc.	102,766	2,968,910
Southwest Gas Corp.	71,765	4,982,644
Spire, Inc.	66,837	4,249,496
UGI Corp.	238,124	10,220,282
WGL Holdings, Inc.	76,581	4,995,379
		82,714,837
Independent Power and Renewable Electricity Producers - 0.1%
American DG Energy, Inc. (a)	24,722	5,933
Calpine Corp. (a)	479,244	7,092,811
Dynegy, Inc. (a)	157,850	2,973,894
EnSite Power, Inc.	7,410	509
NRG Energy, Inc.	452,675	7,414,817
NRG Yield, Inc.:
Class A (b)	44,523	645,584
Class C	93,579	1,446,731
Ormat Technologies, Inc.	56,785	2,476,394
Pattern Energy Group, Inc. (b)	75,196	1,637,769
Talen Energy Corp. (a)(b)	106,771	1,227,867
TerraForm Global, Inc. (b)	98,063	272,615
Terraform Power, Inc. (b)	110,189	929,995
The AES Corp.	944,239	10,471,611
U.S. Geothermal, Inc. (a)(b)	163,207	129,097
Vivint Solar, Inc. (a)(b)	34,907	125,316
		36,850,943
Multi-Utilities - 1.0%
Ameren Corp.	338,328	16,764,152
Avangrid, Inc.	88,136	3,703,475
Avista Corp.	105,247	4,233,034
Black Hills Corp. (b)	76,148	4,610,000
CenterPoint Energy, Inc.	622,537	14,025,759
CMS Energy Corp.	376,056	15,726,662
Consolidated Edison, Inc.	417,989	30,621,874
Dominion Resources, Inc.	866,140	62,578,615
DTE Energy Co.	253,600	22,996,448
MDU Resources Group, Inc.	295,243	6,752,207
NiSource, Inc.	449,254	10,719,200
NorthWestern Energy Corp.	67,502	3,912,416
Public Service Enterprise Group, Inc.	727,817	32,569,811
SCANA Corp.	209,282	14,630,905
Sempra Energy	341,099	36,538,525
TECO Energy, Inc.	331,735	9,135,982
Unitil Corp.	69,767	2,764,169
Vectren Corp.	130,243	6,470,472
WEC Energy Group, Inc. (b)	450,845	27,113,818
		325,867,524
Water Utilities - 0.1%
American States Water Co.	52,884	2,065,649
American Water Works Co., Inc.	257,950	19,114,095
Aqua America, Inc.	258,851	8,363,476
Artesian Resources Corp. Class A	60,524	1,706,777
Cadiz, Inc. (a)(b)	14,651	89,225
California Water Service Group	71,976	2,098,100
Connecticut Water Service, Inc.	18,109	873,397
Middlesex Water Co.	21,828	806,545
Pure Cycle Corp. (a)(b)	17,116	76,851
SJW Corp.	25,048	863,906
York Water Co.	40,150	1,084,050
		37,142,071

TOTAL UTILITIES		1,105,734,211

TOTAL COMMON STOCKS
(Cost $23,093,612,813)		32,414,984,521
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.44% to 0.51% 9/15/16 to 3/30/17 (c)
(Cost $14,951,363)	15,000,000	14,945,781
	Shares	Value

Money Market Funds - 6.3%
Fidelity Cash Central Fund, 0.40% (d)	214,152,828	$214,152,828
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(e)	1,844,321,228	1,844,321,228
TOTAL MONEY MARKET FUNDS
(Cost $2,058,474,056)		2,058,474,056
TOTAL INVESTMENT PORTFOLIO - 105.7%
(Cost $25,167,038,232)		34,488,404,358
NET OTHER ASSETS (LIABILITIES) - (5.7)%		(1,848,311,587)
NET ASSETS - 100%		$32,640,092,771

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
832 CME E-mini S&P 500 Index Contracts (United States)	June 2016	87,147,840	$4,792,129
87 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2016	12,978,660	960,809
178 CME S&P 500 Index Contracts (United States)	June 2016	93,223,050	4,315,720
229 ICE Russell 2000 Index Contracts (United States)	June 2016	26,412,860	2,051,012
TOTAL FUTURES CONTRACTS			$12,119,670

The face value of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,461,430.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$201,710
Fidelity Securities Lending Cash Central Fund	4,192,321
Total	$4,394,031

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$4,261,532,021	$4,261,532,021	$--	$--
Consumer Staples	2,888,043,295	2,888,033,741	--	9,554
Energy	2,106,893,778	2,106,893,778	--	--
Financials	5,903,898,650	5,903,562,719	174	335,757
Health Care	4,602,968,362	4,602,476,529	10,478	481,355
Industrials	3,425,942,388	3,425,942,388	--	--
Information Technology	6,293,223,419	6,293,223,419	--	--
Materials	1,052,993,305	1,052,993,305	--	--
Telecommunication Services	773,755,092	773,622,157	--	132,935
Utilities	1,105,734,211	1,105,733,702	--	509
U.S. Government and Government Agency Obligations	14,945,781	--	14,945,781	--
Money Market Funds	2,058,474,056	2,058,474,056	--	--
Total Investments in Securities:	$34,488,404,358	$34,472,487,815	$14,956,433	$960,110
Derivative Instruments:
Assets
Futures Contracts	$12,119,670	$12,119,670	$--	$--
Total Assets	$12,119,670	$12,119,670	$--	$--
Total Derivative Instruments:	$12,119,670	$12,119,670	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $25,277,183,154. Net unrealized appreciation aggregated $9,211,221,204, of which $11,142,678,357 related to appreciated investment securities and $1,931,457,153 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2016